September 30, 2020 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
51job, Inc.*ADR (Professional Services)	6,090	$474,959
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	8,915	2,620,831
Baidu, Inc.*ADR (Interactive Media & Services)	5,653	715,613
Beigene, Ltd.*ADR (Biotechnology)	3,188	913,171
BHP Billiton PLCADR (Metals & Mining)	21,385	912,284
BHP Billiton, Ltd.ADR (Metals & Mining)	18,341	948,413
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	33,997	1,093,344
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	16,019	648,129
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	5,437	522,224
GDS Holdings, Ltd.*ADR (IT Services)	10,295	842,440
HDFC Bank, Ltd.*ADR (Banks)	15,588	778,776
Huazhu Group, Ltd.ADR (Hotels, Restaurants & Leisure)	11,596	501,411
ICICI Bank, Ltd.*ADR (Banks)	49,659	488,148
Infosys Technologies, Ltd.ADR (IT Services)	70,395	972,155
iQIYI, Inc.*ADR (Entertainment)	27,476	620,408
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	15,515	1,204,119
KB Financial Group, Inc.ADR (Banks)	13,700	440,044
Korea Electric Power Corp.*ADR(a) (Electric Utilities)	47,492	413,655
Momo, Inc.ADR (Interactive Media & Services)	15,076	207,446
NetEase, Inc.ADR (Entertainment)	1,740	791,126
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	3,698	552,851
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	13,771	1,021,120
POSCOADR (Metals & Mining)	11,163	467,284
Qudian, Inc.*ADR (Consumer Finance)	105,489	130,806
Sea, Ltd.*ADR (Entertainment)	15,008	2,311,832
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	26,683	2,163,191
TAL Education Group*ADR (Diversified Consumer Services)	9,568	727,551
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	17,472	544,078
Weibo Corp.*ADR (Interactive Media & Services)	11,744	427,834
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	25,663	767,837

TOTAL COMMON STOCKS (Cost $11,208,280)		25,223,080

Collateral for Securities Loaned (NM)

BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(b)	2,976	2,976
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(b)	18	18
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(b)	78	78
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(b)	2,328	2,328
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,400)		5,400
TOTAL INVESTMENT SECURITIES (Cost $11,213,680) - 100.0%		25,228,480
Net other assets (liabilities) - NM		11,359

NET ASSETS - 100.0%		$25,239,839

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $5,226.
(b)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: September 30, 2020

ProFund VP Asia 30 invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$767,837	3.0%
Banks	1,706,968	6.7%
Biotechnology	913,171	3.6%
Consumer Finance	130,806	0.5%
Diversified Consumer Services	1,280,402	5.1%
Electric Utilities	413,655	1.6%
Entertainment	3,723,366	14.8%
Hotels, Restaurants & Leisure	501,411	2.0%
Interactive Media & Services	1,350,893	5.4%
Internet & Direct Marketing Retail	5,390,148	21.4%
IT Services	1,814,595	7.2%
Metals & Mining	2,327,981	9.3%
Oil, Gas & Consumable Fuels	1,170,353	4.6%
Professional Services	474,959	1.9%
Semiconductors & Semiconductor Equipment	2,163,191	8.6%
Wireless Telecommunication Services	1,093,344	4.3%
Other**	16,759	NM
Total	$25,239,839	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of September 30, 2020:

	Value	% of Net Assets
Australia	$1,860,697	7.4%
China	14,233,954	56.4%
Hong Kong	1,093,344	4.3%
India	2,239,079	8.9%
Singapore	2,311,832	9.2%
South Korea	1,320,983	5.2%
Taiwan	2,163,191	8.6%
Other**	16,759	NM
Total	$25,239,839	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2020 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.4%)

	Shares	Value
Bank of America Corp. (Banks)	19,315	$465,298
Bank OZK (Banks)	306	6,524
BOK Financial Corp. (Banks)	79	4,069
Citigroup, Inc. (Banks)	5,274	227,362
Citizens Financial Group, Inc. (Banks)	1,082	27,353
Comerica, Inc. (Banks)	352	13,464
Commerce Bancshares, Inc. (Banks)	254	14,298
Cullen/Frost Bankers, Inc. (Banks)	142	9,081
East West Bancorp, Inc. (Banks)	358	11,721
F.N.B. Corp. (Banks)	817	5,539
Fifth Third Bancorp (Banks)	1,805	38,483
First Citizens BancShares, Inc. - Class A (Banks)	18	5,738
First Financial Bankshares, Inc. (Banks)	359	10,020
First Horizon National Corp. (Banks)	1,401	13,207
First Republic Bank (Banks)	436	47,550
Glacier Bancorp, Inc. (Banks)	242	7,756
Home BancShares, Inc. (Banks)	384	5,821
Huntington Bancshares, Inc. (Banks)	2,576	23,622
JPMorgan Chase & Co. (Banks)	7,721	743,301
KeyCorp (Banks)	2,471	29,479
M&T Bank Corp. (Banks)	325	29,929
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,174	9,709
People's United Financial, Inc. (Banks)	1,075	11,083
Pinnacle Financial Partners, Inc. (Banks)	192	6,833
Popular, Inc. (Banks)	213	7,726
Prosperity Bancshares, Inc. (Banks)	235	12,180
Regions Financial Corp. (Banks)	2,431	28,029
Signature Bank (Banks)	136	11,287
SVB Financial Group* (Banks)	131	31,521
Synovus Financial Corp. (Banks)	373	7,896
TCF Financial Corp. (Banks)	386	9,017
TFS Financial Corp. (Thrifts & Mortgage Finance)	120	1,763
The PNC Financial Services Group, Inc (Banks)	1,075	118,153
Truist Financial Corp. (Banks)	3,413	129,865
U.S. Bancorp (Banks)	3,473	124,507
UMB Financial Corp. (Banks)	110	5,391
Umpqua Holdings Corp. (Banks)	557	5,915
United Bankshares, Inc. (Banks)	329	7,064
Valley National Bancorp (Banks)	1,022	7,001
Webster Financial Corp. (Banks)	229	6,048
Wells Fargo & Co. (Banks)	10,437	245,374
Western Alliance Bancorp (Banks)	256	8,095
Wintrust Financial Corp. (Banks)	145	5,807
Zions Bancorp (Banks)	416	12,156

TOTAL COMMON STOCKS (Cost $762,554)		2,552,035

TOTAL INVESTMENT SECURITIES (Cost $762,554) - 73.4%		2,552,035
Net other assets (liabilities) - 26.6%		926,433

NET ASSETS - 100.0%		$3,478,468

*	Non-income producing security.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Banks Index	Goldman Sachs International	10/23/20	0.60%	$910,500	$771

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Banks	$2,540,563	73.1%
Thrifts & Mortgage Finance	11,472	0.3%
Other**	926,433	26.6%
Total	$3,478,468	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Basic Materials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.5%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,742	$1,114,592
Albemarle Corp. (Chemicals)	1,802	160,883
Alcoa Corp.* (Metals & Mining)	3,148	36,611
Ashland Global Holdings, Inc. (Chemicals)	922	65,388
Axalta Coating Systems, Ltd.* (Chemicals)	3,547	78,637
Celanese Corp. - Series A (Chemicals)	2,003	215,222
CF Industries Holdings, Inc. (Chemicals)	3,621	111,201
Commercial Metals Co. (Metals & Mining)	2,017	40,300
Corteva, Inc. (Chemicals)	12,678	365,253
Dow, Inc. (Chemicals)	12,551	590,525
DuPont de Nemours, Inc. (Chemicals)	12,429	689,561
Eastman Chemical Co. (Chemicals)	2,292	179,051
Ecolab, Inc. (Chemicals)	4,205	840,327
Element Solutions, Inc.* (Chemicals)	3,709	38,982
FMC Corp. (Chemicals)	2,195	232,472
Freeport-McMoRan, Inc. (Metals & Mining)	24,594	384,650
Huntsman Corp. (Chemicals)	3,362	74,670
Ingevity Corp.* (Chemicals)	699	34,559
International Flavors & Fragrances, Inc. (Chemicals)	1,812	221,879
Linde PLC (Chemicals)	8,898	2,118,881
LyondellBasell Industries N.V. - Class A (Chemicals)	4,353	306,843
NewMarket Corp. (Chemicals)	124	42,448
Newmont Corp. (Metals & Mining)	13,602	863,047
Nucor Corp. (Metals & Mining)	5,112	229,324
PPG Industries, Inc. (Chemicals)	3,998	488,076
Reliance Steel & Aluminum Co. (Metals & Mining)	1,079	110,101
Royal Gold, Inc. (Metals & Mining)	1,111	133,509
RPM International, Inc. (Chemicals)	2,202	182,414
Steel Dynamics, Inc. (Metals & Mining)	3,384	96,884
The Chemours Co. (Chemicals)	2,780	58,130
The Mosaic Co. (Chemicals)	5,841	106,715
The Scotts Miracle-Gro Co. - Class A (Chemicals)	688	105,202
Valvoline, Inc. (Chemicals)	3,132	59,633
W.R. Grace & Co. (Chemicals)	1,053	42,425
Westlake Chemical Corp. (Chemicals)	584	36,920

TOTAL COMMON STOCKS (Cost $4,749,283)		10,455,315

	Principal Amount	Value
Repurchase Agreements(a) (1.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $149,000	$149,000	$149,000
TOTAL REPURCHASE AGREEMENTS (Cost $149,000)		149,000
TOTAL INVESTMENT SECURITIES (Cost $4,898,283) - 85.7%		10,604,315
Net other assets (liabilities) - 14.3%		1,771,929

NET ASSETS - 100.0%		$12,376,244

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	10/23/20	0.60%	$1,846,206	$10,201

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Basic Materials invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Chemicals	$8,560,889	69.2%
Metals & Mining	1,894,426	15.3%
Other**	1,920,929	15.5%
Total	$12,376,244	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (121.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $5,555,004	$5,555,000	$5,555,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,555,000)		5,555,000
TOTAL INVESTMENT SECURITIES (Cost $5,555,000) - 121.3%		5,555,000
Net other assets (liabilities) - (21.3)%		(973,948)

NET ASSETS - 100.0%		$4,581,052

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $713,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	5	12/21/20	$(837,375)	$10,078

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/20	(0.45)%	$(1,220,862)	$(5,471)
S&P 500	UBS AG	10/27/20	(0.25)%	(2,500,008)	(12,670)
				$(3,720,870)	$(18,141)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.7%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	3,477	$433,512
AbbVie, Inc. (Biotechnology)	101,262	8,869,539
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	6,603	272,374
Acceleron Pharma, Inc.* (Biotechnology)	2,989	336,352
Agilent Technologies, Inc. (Life Sciences Tools & Services)	17,691	1,785,730
Agios Pharmaceuticals, Inc.* (Biotechnology)	3,289	115,115
Alexion Pharmaceuticals, Inc.* (Biotechnology)	12,577	1,439,186
Alkermes PLC* (Biotechnology)	9,123	151,168
Allogene Therapeutics, Inc.* (Biotechnology)	3,755	141,601
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	6,655	968,968
Amgen, Inc. (Biotechnology)	33,607	8,541,555
Avantor, Inc.* (Life Sciences Tools & Services)	25,473	572,888
Biogen, Inc.* (Biotechnology)	9,084	2,576,949
BioMarin Pharmaceutical, Inc.* (Biotechnology)	10,405	791,612
Bio-Techne Corp. (Life Sciences Tools & Services)	2,212	547,979
Bluebird Bio, Inc.* (Biotechnology)	3,799	204,956
Blueprint Medicines Corp.* (Biotechnology)	3,171	293,952
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	2,850	645,383
Emergent BioSolutions, Inc.* (Biotechnology)	2,582	266,798
Exact Sciences Corp.* (Biotechnology)	8,615	878,299
Exelixis, Inc.* (Biotechnology)	17,730	433,499
FibroGen, Inc.* (Biotechnology)	4,770	196,142
Gilead Sciences, Inc. (Biotechnology)	71,936	4,545,636
Illumina, Inc.* (Life Sciences Tools & Services)	8,377	2,589,162
Immunomedics, Inc.* (Biotechnology)	11,804	1,003,694
Incyte Corp.* (Biotechnology)	10,665	957,077
Ionis Pharmaceuticals, Inc.* (Biotechnology)	8,015	380,312
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	10,974	1,729,832
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	1,375	1,327,906
Moderna, Inc.* (Biotechnology)	17,207	1,217,395
Nektar Therapeutics* (Pharmaceuticals)	10,265	170,296
Neurocrine Biosciences, Inc.* (Biotechnology)	5,350	514,456
Novavax, Inc.* (Biotechnology)	3,234	350,404
PPD, Inc.* (Life Sciences Tools & Services)	6,186	228,820
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	3,670	372,285
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,999	3,358,120
Repligen Corp.* (Biotechnology)	2,803	413,555
Sarepta Therapeutics, Inc.* (Biotechnology)	4,505	632,637
Seattle Genetics, Inc.* (Biotechnology)	6,988	1,367,482
Syneos Health, Inc.* (Life Sciences Tools & Services)	3,590	190,844
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	3,268	268,597
United Therapeutics Corp.* (Biotechnology)	2,548	257,348
Vertex Pharmaceuticals, Inc.* (Biotechnology)	14,946	4,067,106
Vir Biotechnology, Inc.* (Biotechnology)	3,718	127,639

TOTAL COMMON STOCKS (Cost $21,705,338)		56,534,160

	Principal Amount	Value
Repurchase Agreements(a) (2.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,384,001	$1,384,000	$1,384,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,384,000)		1,384,000
TOTAL INVESTMENT SECURITIES (Cost $23,089,338) - 98.0%		57,918,160
Net other assets (liabilities) - 2.0%		1,199,552

NET ASSETS - 100.0%		$59,117,712

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	10/23/20	0.60%	$2,532,555	$54,720

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Biotechnology	$45,939,523	77.8%
Life Sciences Tools & Services	10,424,341	17.6%
Pharmaceuticals	170,296	0.3%
Other**	2,583,552	4.3%
Total	$59,117,712	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (65.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	766	$122,698
A.O. Smith Corp. (Building Products)	180	9,504
Abbott Laboratories (Health Care Equipment & Supplies)	2,354	256,186
AbbVie, Inc. (Biotechnology)	2,346	205,485
ABIOMED, Inc.* (Health Care Equipment & Supplies)	60	16,624
Accenture PLC - Class A (IT Services)	846	191,188
Activision Blizzard, Inc. (Entertainment)	1,026	83,055
Adobe, Inc.* (Software)	638	312,895
Advance Auto Parts, Inc. (Specialty Retail)	92	14,122
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,561	127,986
Aflac, Inc. (Insurance)	882	32,061
Agilent Technologies, Inc. (Life Sciences Tools & Services)	410	41,385
Air Products & Chemicals, Inc. (Chemicals)	294	87,571
Akamai Technologies, Inc.* (IT Services)	216	23,877
Alaska Air Group, Inc. (Airlines)	164	6,007
Albemarle Corp. (Chemicals)	141	12,588
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	156	24,960
Alexion Pharmaceuticals, Inc.* (Biotechnology)	291	33,299
Align Technology, Inc.* (Health Care Equipment & Supplies)	95	31,099
Allegion PLC (Building Products)	123	12,166
Alliant Energy Corp. (Electric Utilities)	332	17,148
Alphabet, Inc.* - Class A (Interactive Media & Services)	399	584,774
Alphabet, Inc.* - Class C (Interactive Media & Services)	390	573,144
Altria Group, Inc. (Tobacco)	2,471	95,479
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	566	1,782,182
Amcor PLC (Containers & Packaging)	2,085	23,039
Ameren Corp. (Multi-Utilities)	329	26,017
American Airlines Group, Inc.(a) (Airlines)	676	8,308
American Electric Power Co., Inc. (Electric Utilities)	660	53,941
American Express Co. (Consumer Finance)	867	86,917
American International Group, Inc. (Insurance)	1,145	31,522
American Tower Corp. (Equity Real Estate Investment Trusts)	590	142,620
American Water Works Co., Inc. (Water Utilities)	241	34,916
Ameriprise Financial, Inc. (Capital Markets)	160	24,658
AmerisourceBergen Corp. (Health Care Providers & Services)	195	18,899
AMETEK, Inc. (Electrical Equipment)	305	30,317
Amgen, Inc. (Biotechnology)	779	197,991
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	397	42,982
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	491	57,319
ANSYS, Inc.* (Software)	114	37,304
Anthem, Inc. (Health Care Providers & Services)	334	89,709
Aon PLC (Insurance)	308	63,540
Apache Corp. (Oil, Gas & Consumable Fuels)	502	4,754
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	198	6,677
Apple, Inc. (Technology Hardware, Storage & Peripherals)	21,374	2,475,323
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,214	72,172
Aptiv PLC (Auto Components)	359	32,913
Archer-Daniels-Midland Co. (Food Products)	739	34,356
Arista Networks, Inc.* (Communications Equipment)	73	15,106
Arthur J. Gallagher & Co. (Insurance)	255	26,923
Assurant, Inc. (Insurance)	79	9,583
AT&T, Inc. (Diversified Telecommunication Services)	9,473	270,075
Atmos Energy Corp. (Gas Utilities)	164	15,677
Autodesk, Inc.* (Software)	292	67,455
Automatic Data Processing, Inc. (IT Services)	572	79,788
AutoZone, Inc.* (Specialty Retail)	31	36,507
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	187	27,927
Avery Dennison Corp. (Containers & Packaging)	111	14,190
Baker Hughes Co. - Class A (Energy Equipment & Services)	873	11,602
Ball Corp. (Containers & Packaging)	434	36,075
Bank of America Corp. (Banks)	10,137	244,200
Baxter International, Inc. (Health Care Equipment & Supplies)	673	54,123
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	385	89,582
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,635	561,097
Best Buy Co., Inc. (Specialty Retail)	306	34,055
Biogen, Inc.* (Biotechnology)	210	59,573
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	28	14,433
BlackRock, Inc. - Class A (Capital Markets)	189	106,510
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	54	92,377
BorgWarner, Inc. (Auto Components)	276	10,692
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	188	15,096
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,901	72,637
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,997	180,689
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	535	194,911
Broadridge Financial Solutions, Inc. (IT Services)	153	20,196

:: ProFund VP Bull :: September 30, 2020

Common Stocks, continued

	Shares	Value
Brown-Forman Corp. - Class B (Beverages)	243	$18,303
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	179	18,292
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	530	9,201
Cadence Design Systems, Inc.* (Software)	371	39,560
Campbell Soup Co. (Food Products)	269	13,012
Capital One Financial Corp. (Consumer Finance)	607	43,619
Cardinal Health, Inc. (Health Care Providers & Services)	389	18,264
CarMax, Inc.* (Specialty Retail)	217	19,944
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	689	10,459
Carrier Global Corp. (Building Products)	1,083	33,075
Catalent, Inc.* (Pharmaceuticals)	218	18,674
Caterpillar, Inc. (Machinery)	720	107,389
CBOE Global Markets, Inc. (Capital Markets)	145	12,722
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	446	20,949
CDW Corp. (Electronic Equipment, Instruments & Components)	190	22,711
Celanese Corp. - Series A (Chemicals)	157	16,870
Centene Corp.* (Health Care Providers & Services)	770	44,914
CenterPoint Energy, Inc. (Multi-Utilities)	724	14,009
CenturyLink, Inc. (Diversified Telecommunication Services)	1,313	13,248
Cerner Corp. (Health Care Technology)	406	29,350
CF Industries Holdings, Inc. (Chemicals)	284	8,722
Charter Communications, Inc.* - Class A (Media)	199	124,244
Chevron Corp. (Oil, Gas & Consumable Fuels)	2,483	178,776
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	37	46,017
Chubb, Ltd. (Insurance)	600	69,672
Church & Dwight Co., Inc. (Household Products)	329	30,831
Cigna Corp. (Health Care Providers & Services)	488	82,672
Cincinnati Financial Corp. (Insurance)	199	15,516
Cintas Corp. (Commercial Services & Supplies)	116	38,608
Cisco Systems, Inc. (Communications Equipment)	5,629	221,726
Citigroup, Inc. (Banks)	2,768	119,328
Citizens Financial Group, Inc. (Banks)	567	14,334
Citrix Systems, Inc. (Software)	164	22,584
CME Group, Inc. (Capital Markets)	477	79,807
CMS Energy Corp. (Multi-Utilities)	381	23,397
Cognizant Technology Solutions Corp. - Class A (IT Services)	721	50,052
Colgate-Palmolive Co. (Household Products)	1,140	87,951
Comcast Corp. - Class A (Media)	6,061	280,382
Comerica, Inc. (Banks)	185	7,076
Conagra Brands, Inc. (Food Products)	649	23,176
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	262	11,559
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,426	46,830
Consolidated Edison, Inc. (Multi-Utilities)	445	34,621
Constellation Brands, Inc. - Class A (Beverages)	223	42,261
Copart, Inc.* (Commercial Services & Supplies)	275	28,919
Corning, Inc. (Electronic Equipment, Instruments & Components)	1,012	32,799
Corteva, Inc. (Chemicals)	995	28,666
Costco Wholesale Corp. (Food & Staples Retailing)	588	208,740
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	558	92,907
CSX Corp. (Road & Rail)	1,017	78,990
Cummins, Inc. (Machinery)	196	41,387
CVS Health Corp. (Health Care Providers & Services)	1,740	101,616
D.R. Horton, Inc. (Household Durables)	440	33,277
Danaher Corp. (Health Care Equipment & Supplies)	839	180,662
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	173	17,428
DaVita, Inc.* (Health Care Providers & Services)	107	9,165
Deere & Co. (Machinery)	417	92,421
Delta Air Lines, Inc. (Airlines)	848	25,932
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	291	12,725
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	509	4,815
DexCom, Inc.* (Health Care Equipment & Supplies)	127	52,353
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	210	6,325
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	358	52,540
Discover Financial Services (Consumer Finance)	407	23,516
Discovery, Inc.* (Media)	213	4,637
Discovery, Inc.* - Class C (Media)	412	8,075
DISH Network Corp.* - Class A (Media)	328	9,522
Dollar General Corp. (Multiline Retail)	331	69,384
Dollar Tree, Inc.* (Multiline Retail)	316	28,863
Dominion Energy, Inc. (Multi-Utilities)	1,117	88,165
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	52	22,115
Dover Corp. (Machinery)	191	20,693
Dow, Inc. (Chemicals)	985	46,344
DTE Energy Co. (Multi-Utilities)	256	29,450
Duke Energy Corp. (Electric Utilities)	978	86,611
Duke Realty Corp. (Equity Real Estate Investment Trusts)	493	18,192
DuPont de Nemours, Inc. (Chemicals)	976	54,148
DXC Technology Co. (IT Services)	338	6,033
E*TRADE Financial Corp. (Capital Markets)	294	14,715
Eastman Chemical Co. (Chemicals)	180	14,062
Eaton Corp. PLC (Electrical Equipment)	532	54,280
eBay, Inc. (Internet & Direct Marketing Retail)	884	46,056
Ecolab, Inc. (Chemicals)	330	65,947
Edison International (Electric Utilities)	503	25,573

September 30, 2020 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	826	$65,931
Electronic Arts, Inc.* (Entertainment)	384	50,077
Eli Lilly & Co. (Pharmaceuticals)	1,055	156,161
Emerson Electric Co. (Electrical Equipment)	795	52,128
Entergy Corp. (Electric Utilities)	266	26,209
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	774	27,818
Equifax, Inc. (Professional Services)	161	25,261
Equinix, Inc. (Equity Real Estate Investment Trusts)	118	89,695
Equity Residential (Equity Real Estate Investment Trusts)	455	23,355
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	87	17,469
Etsy, Inc.* (Internet & Direct Marketing Retail)	159	19,339
Everest Re Group, Ltd. (Insurance)	53	10,470
Evergy, Inc. (Electric Utilities)	302	15,348
Eversource Energy (Electric Utilities)	456	38,099
Exelon Corp. (Electric Utilities)	1,296	46,345
Expedia Group, Inc. (Internet & Direct Marketing Retail)	180	16,504
Expeditors International of Washington, Inc. (Air Freight & Logistics)	223	20,186
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	172	18,402
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	5,622	193,003
F5 Networks, Inc.* (Communications Equipment)	81	9,944
Facebook, Inc.* - Class A (Interactive Media & Services)	3,197	837,295
Fastenal Co. (Trading Companies & Distributors)	763	34,404
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	92	6,756
FedEx Corp. (Air Freight & Logistics)	320	80,486
Fidelity National Information Services, Inc. (IT Services)	824	121,301
Fifth Third Bancorp (Banks)	947	20,190
First Horizon National Corp. (Banks)	1	5
First Republic Bank (Banks)	229	24,975
FirstEnergy Corp. (Electric Utilities)	721	20,700
Fiserv, Inc.* (IT Services)	739	76,154
FleetCor Technologies, Inc.* (IT Services)	112	26,667
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	174	6,238
Flowserve Corp. (Machinery)	173	4,721
FMC Corp. (Chemicals)	172	18,217
Ford Motor Co. (Automobiles)	5,195	34,599
Fortinet, Inc.* (Software)	179	21,088
Fortive Corp. (Machinery)	448	34,142
Fortune Brands Home & Security, Inc. (Building Products)	184	15,920
Fox Corp. - Class A (Media)	457	12,718
Fox Corp. - Class B (Media)	208	5,818
Franklin Resources, Inc. (Capital Markets)	356	7,245
Freeport-McMoRan, Inc. (Metals & Mining)	1,931	30,201
Garmin, Ltd. (Household Durables)	198	18,782
Gartner, Inc.* (IT Services)	119	14,869
General Dynamics Corp. (Aerospace & Defense)	309	42,775
General Electric Co. (Industrial Conglomerates)	11,638	72,505
General Mills, Inc. (Food Products)	812	50,083
General Motors Co. (Automobiles)	1,674	49,533
Genuine Parts Co. (Distributors)	192	18,272
Gilead Sciences, Inc. (Biotechnology)	1,667	105,338
Global Payments, Inc. (IT Services)	398	70,677
Globe Life, Inc. (Insurance)	130	10,387
Halliburton Co. (Energy Equipment & Services)	1,168	14,074
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	463	7,292
Hartford Financial Services Group, Inc. (Insurance)	476	17,545
Hasbro, Inc. (Leisure Products)	169	13,980
HCA Healthcare, Inc. (Health Care Providers & Services)	351	43,763
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	716	19,439
Henry Schein, Inc.* (Health Care Providers & Services)	190	11,168
Hess Corp. (Oil, Gas & Consumable Fuels)	363	14,858
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,710	16,023
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	369	31,483
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	198	3,903
Hologic, Inc.* (Health Care Equipment & Supplies)	344	22,866
Honeywell International, Inc. (Industrial Conglomerates)	933	153,581
Hormel Foods Corp. (Food Products)	373	18,236
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	938	10,121
Howmet Aerospace, Inc.* (Aerospace & Defense)	522	8,728
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,826	34,676
Humana, Inc. (Health Care Providers & Services)	176	72,845
Huntington Bancshares, Inc. (Banks)	1,353	12,407
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	54	7,601
IDEX Corp. (Machinery)	100	18,241
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	113	44,421
IHS Markit, Ltd. (Professional Services)	496	38,941
Illinois Tool Works, Inc. (Machinery)	383	74,000
Illumina, Inc.* (Life Sciences Tools & Services)	194	59,962
Incyte Corp.* (Biotechnology)	247	22,166
Ingersoll Rand, Inc.* (Machinery)	494	17,586
Intel Corp. (Semiconductors & Semiconductor Equipment)	5,655	292,816
Intercontinental Exchange, Inc. (Capital Markets)	746	74,637
International Business Machines Corp. (IT Services)	1,184	144,057
International Flavors & Fragrances, Inc. (Chemicals)	142	17,388

:: ProFund VP Bull :: September 30, 2020

Common Stocks, continued

	Shares	Value
International Paper Co. (Containers & Packaging)	523	$21,202
Intuit, Inc. (Software)	348	113,521
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	156	110,688
Invesco, Ltd. (Capital Markets)	501	5,716
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	47	7,989
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	254	40,038
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	383	10,261
J.B. Hunt Transport Services, Inc. (Road & Rail)	111	14,028
Jack Henry & Associates, Inc. (IT Services)	102	16,584
Jacobs Engineering Group, Inc. (Construction & Engineering)	173	16,049
Johnson & Johnson (Pharmaceuticals)	3,500	521,079
Johnson Controls International PLC (Building Products)	989	40,400
JPMorgan Chase & Co. (Banks)	4,052	390,087
Juniper Networks, Inc. (Communications Equipment)	441	9,482
Kansas City Southern Industries, Inc. (Road & Rail)	125	22,604
Kellogg Co. (Food Products)	337	21,767
KeyCorp (Banks)	1,298	15,485
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	249	24,596
Kimberly-Clark Corp. (Household Products)	453	66,890
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	575	6,475
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,588	31,910
KLA Corp. (Semiconductors & Semiconductor Equipment)	207	40,104
L Brands, Inc. (Specialty Retail)	310	9,861
L3Harris Technologies, Inc. (Aerospace & Defense)	287	48,744
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	129	24,287
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	194	64,360
Lamb Weston Holding, Inc. (Food Products)	193	12,790
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	437	20,390
Leggett & Platt, Inc. (Household Durables)	176	7,246
Leidos Holdings, Inc. (IT Services)	178	15,869
Lennar Corp. - Class A (Household Durables)	365	29,813
Lincoln National Corp. (Insurance)	241	7,551
Linde PLC (Chemicals)	698	166,214
Live Nation Entertainment, Inc.* (Entertainment)	189	10,183
LKQ Corp.* (Distributors)	372	10,316
Lockheed Martin Corp. (Aerospace & Defense)	327	125,332
Loews Corp. (Insurance)	317	11,016
Lowe's Cos., Inc. (Specialty Retail)	1,005	166,689
LyondellBasell Industries N.V. - Class A (Chemicals)	342	24,108
M&T Bank Corp. (Banks)	171	15,747
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,050	4,295
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	865	25,379
MarketAxess Holdings, Inc. (Capital Markets)	50	24,080
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	355	32,851
Marsh & McLennan Cos., Inc. (Insurance)	673	77,193
Martin Marietta Materials, Inc. (Construction Materials)	83	19,535
Masco Corp. (Building Products)	348	19,185
MasterCard, Inc. - Class A (IT Services)	1,174	397,012
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	355	24,002
McCormick & Co., Inc. (Food Products)	165	32,027
McDonald's Corp. (Hotels, Restaurants & Leisure)	989	217,077
McKesson Corp. (Health Care Providers & Services)	216	32,169
Medtronic PLC (Health Care Equipment & Supplies)	1,787	185,705
Merck & Co., Inc. (Pharmaceuticals)	3,363	278,961
MetLife, Inc. (Insurance)	1,026	38,136
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	32	30,904
MGM Resorts International (Hotels, Restaurants & Leisure)	544	11,832
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	336	34,527
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,477	69,360
Microsoft Corp. (Software)	10,062	2,116,341
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	152	17,624
Mohawk Industries, Inc.* (Household Durables)	80	7,807
Molson Coors Beverage Co. - Class B (Beverages)	250	8,390
Mondelez International, Inc. - Class A (Food Products)	1,899	109,097
Monster Beverage Corp.* (Beverages)	491	39,378
Moody's Corp. (Capital Markets)	215	62,318
Morgan Stanley (Capital Markets)	1,593	77,022
Motorola Solutions, Inc. (Communications Equipment)	226	35,439
MSCI, Inc. - Class A (Capital Markets)	111	39,603
Mylan N.V.* (Pharmaceuticals)	687	10,188
Nasdaq, Inc. (Capital Markets)	153	18,775
National Oilwell Varco, Inc. (Energy Equipment & Services)	516	4,675
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	295	12,933
Netflix, Inc.* (Entertainment)	586	293,018
Newell Brands, Inc. (Household Durables)	502	8,614
Newmont Corp. (Metals & Mining)	1,068	67,764
News Corp. - Class A (Media)	517	7,248
News Corp. - Class B (Media)	162	2,265

September 30, 2020 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	651	$180,691
Nielsen Holdings PLC (Professional Services)	474	6,721
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,655	207,769
NiSource, Inc. (Multi-Utilities)	509	11,198
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	644	5,506
Norfolk Southern Corp. (Road & Rail)	339	72,543
Northern Trust Corp. (Capital Markets)	277	21,598
Northrop Grumman Corp. (Aerospace & Defense)	206	64,991
NortonLifelock, Inc. (Software)	786	16,380
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	366	6,262
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	325	9,991
Nucor Corp. (Metals & Mining)	401	17,989
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	820	443,800
NVR, Inc.* (Household Durables)	5	20,416
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,113	11,141
Old Dominion Freight Line, Inc. (Road & Rail)	128	23,158
Omnicom Group, Inc. (Media)	286	14,157
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	591	15,354
Oracle Corp. (Software)	2,570	153,429
O'Reilly Automotive, Inc.* (Specialty Retail)	98	45,186
Otis Worldwide Corp. (Machinery)	541	33,769
PACCAR, Inc. (Machinery)	460	39,229
Packaging Corp. of America (Containers & Packaging)	126	13,740
Parker-Hannifin Corp. (Machinery)	171	34,600
Paychex, Inc. (IT Services)	426	33,982
Paycom Software, Inc.* (Software)	65	20,235
PayPal Holdings, Inc.* (IT Services)	1,560	307,367
Pentair PLC (Machinery)	221	10,115
People's United Financial, Inc. (Banks)	565	5,825
PepsiCo, Inc. (Beverages)	1,841	255,162
PerkinElmer, Inc. (Life Sciences Tools & Services)	149	18,701
Perrigo Co. PLC (Pharmaceuticals)	181	8,310
Pfizer, Inc. (Pharmaceuticals)	7,388	271,140
Philip Morris International, Inc. (Tobacco)	2,070	155,230
Phillips 66 (Oil, Gas & Consumable Fuels)	581	30,119
Pinnacle West Capital Corp. (Electric Utilities)	150	11,183
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	218	18,746
PPG Industries, Inc. (Chemicals)	314	38,333
PPL Corp. (Electric Utilities)	1,022	27,809
Principal Financial Group, Inc. (Insurance)	339	13,652
Prologis, Inc. (Equity Real Estate Investment Trusts)	982	98,809
Prudential Financial, Inc. (Insurance)	525	33,348
Public Service Enterprise Group, Inc. (Multi-Utilities)	672	36,900
Public Storage (Equity Real Estate Investment Trusts)	202	44,989
PulteGroup, Inc. (Household Durables)	357	16,526
PVH Corp. (Textiles, Apparel & Luxury Goods)	94	5,606
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	152	19,610
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,500	176,520
Quanta Services, Inc. (Construction & Engineering)	184	9,726
Quest Diagnostics, Inc. (Health Care Providers & Services)	179	20,494
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	64	4,350
Raymond James Financial, Inc. (Capital Markets)	162	11,787
Raytheon Technologies Corp. (Aerospace & Defense)	2,031	116,864
Realty Income Corp. (Equity Real Estate Investment Trusts)	459	27,884
Regency Centers Corp. (Equity Real Estate Investment Trusts)	210	7,984
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	139	77,809
Regions Financial Corp. (Banks)	1,277	14,724
Republic Services, Inc. - Class A (Commercial Services & Supplies)	279	26,045
ResMed, Inc. (Health Care Equipment & Supplies)	193	33,086
Robert Half International, Inc. (Professional Services)	152	8,047
Rockwell Automation, Inc. (Electrical Equipment)	154	33,985
Rollins, Inc. (Commercial Services & Supplies)	196	10,621
Roper Technologies, Inc. (Industrial Conglomerates)	139	54,920
Ross Stores, Inc. (Specialty Retail)	473	44,140
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	237	15,341
S&P Global, Inc. (Capital Markets)	320	115,391
salesforce.com, Inc.* (Software)	1,210	304,097
SBA Communications Corp. (Equity Real Estate Investment Trusts)	149	47,454
Schlumberger, Ltd. (Energy Equipment & Services)	1,846	28,725
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	297	14,633
Sealed Air Corp. (Containers & Packaging)	207	8,034
Sempra Energy (Multi-Utilities)	385	45,569
ServiceNow, Inc.* (Software)	255	123,675
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	407	26,325
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	222	32,301
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	97	4,498
Snap-on, Inc. (Machinery)	72	10,593
Southwest Airlines Co. (Airlines)	784	29,400
Stanley Black & Decker, Inc. (Machinery)	212	34,386
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,554	133,520
State Street Corp. (Capital Markets)	469	27,826
STERIS PLC (Health Care Equipment & Supplies)	113	19,909

:: ProFund VP Bull :: September 30, 2020

Common Stocks, continued

	Shares	Value
Stryker Corp. (Health Care Equipment & Supplies)	434	$90,433
SVB Financial Group* (Banks)	69	16,603
Synchrony Financial (Consumer Finance)	722	18,895
Synopsys, Inc.* (Software)	202	43,224
Sysco Corp. (Food & Staples Retailing)	676	42,061
T. Rowe Price Group, Inc. (Capital Markets)	302	38,722
Take-Two Interactive Software, Inc.* (Entertainment)	152	25,113
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	367	5,736
Target Corp. (Multiline Retail)	666	104,842
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	439	42,908
TechnipFMC PLC (Energy Equipment & Services)	562	3,546
Teledyne Technologies, Inc.* (Aerospace & Defense)	49	15,200
Teleflex, Inc. (Health Care Equipment & Supplies)	62	21,106
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	221	17,561
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,218	173,918
Textron, Inc. (Aerospace & Defense)	303	10,935
The AES Corp. (Independent Power and Renewable Electricity Producers)	884	16,009
The Allstate Corp. (Insurance)	415	39,068
The Bank of New York Mellon Corp. (Capital Markets)	1,084	37,225
The Boeing Co. (Aerospace & Defense)	705	116,508
The Charles Schwab Corp. (Capital Markets)	1,542	55,867
The Clorox Co. (Household Products)	168	35,309
The Coca-Cola Co. (Beverages)	5,140	253,762
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	65	21,913
The Estee Lauder Co., Inc. (Personal Products)	300	65,475
The Gap, Inc. (Specialty Retail)	273	4,649
The Goldman Sachs Group, Inc. (Capital Markets)	457	91,842
The Hershey Co. (Food Products)	196	28,095
The Home Depot, Inc. (Specialty Retail)	1,431	397,404
The Interpublic Group of Cos., Inc. (Media)	518	8,635
The JM Smucker Co. - Class A (Food Products)	152	17,559
The Kraft Heinz Co. (Food Products)	862	25,817
The Kroger Co. (Food & Staples Retailing)	1,034	35,063
The Mosaic Co. (Chemicals)	459	8,386
The PNC Financial Services Group, Inc (Banks)	564	61,989
The Procter & Gamble Co. (Household Products)	3,310	460,056
The Progressive Corp. (Insurance)	778	73,653
The Sherwin-Williams Co. (Chemicals)	109	75,945
The Southern Co. (Electric Utilities)	1,404	76,124
The TJX Cos., Inc. (Specialty Retail)	1,594	88,706
The Travelers Cos., Inc. (Insurance)	337	36,460
The Walt Disney Co. (Entertainment)	2,403	298,165
The Western Union Co. (IT Services)	546	11,701
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,613	31,695
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	526	232,239
Tiffany & Co. (Specialty Retail)	144	16,682
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	773	88,400
Tractor Supply Co. (Specialty Retail)	155	22,218
Trane Technologies PLC (Building Products)	318	38,558
TransDigm Group, Inc. (Aerospace & Defense)	72	34,209
Truist Financial Corp. (Banks)	1,792	68,186
Twitter, Inc.* (Interactive Media & Services)	1,052	46,814
Tyler Technologies, Inc.* (Software)	54	18,822
Tyson Foods, Inc. - Class A (Food Products)	391	23,257
U.S. Bancorp (Banks)	1,823	65,355
UDR, Inc. (Equity Real Estate Investment Trusts)	392	12,783
Ulta Beauty, Inc.* (Specialty Retail)	75	16,799
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	251	2,819
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	259	2,549
Union Pacific Corp. (Road & Rail)	903	177,773
United Airlines Holdings , Inc.* (Airlines)	387	13,448
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	940	156,633
United Rentals, Inc.* (Trading Companies & Distributors)	96	16,752
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,264	394,076
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	103	11,023
Unum Group (Insurance)	271	4,561
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	542	23,479
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	121	20,812
Ventas, Inc. (Equity Real Estate Investment Trusts)	496	20,812
VeriSign, Inc.* (IT Services)	134	27,450
Verisk Analytics, Inc. - Class A (Professional Services)	216	40,027
Verizon Communications, Inc. (Diversified Telecommunication Services)	5,501	327,255
Vertex Pharmaceuticals, Inc.* (Biotechnology)	346	94,154
VF Corp. (Textiles, Apparel & Luxury Goods)	425	29,856
ViacomCBS, Inc. - Class B (Media)	749	20,979
Visa, Inc. - Class A (IT Services)	2,242	448,332
Vornado Realty Trust (Equity Real Estate Investment Trusts)	208	7,012
Vulcan Materials Co. (Construction Materials)	176	23,855
W.R. Berkley Corp. (Insurance)	187	11,435
W.W. Grainger, Inc. (Trading Companies & Distributors)	60	21,406
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	956	34,340
Walmart, Inc. (Food & Staples Retailing)	1,846	258,273

September 30, 2020 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Waste Management, Inc. (Commercial Services & Supplies)	517	$58,509
Waters Corp.* (Life Sciences Tools & Services)	82	16,046
WEC Energy Group, Inc. (Multi-Utilities)	419	40,601
Wells Fargo & Co. (Banks)	5,478	128,788
Welltower, Inc. (Equity Real Estate Investment Trusts)	555	30,575
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	98	26,940
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	402	14,693
Westinghouse Air Brake Technologies Corp. (Machinery)	238	14,727
WestRock Co. (Containers & Packaging)	345	11,985
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	992	28,292
Whirlpool Corp. (Household Durables)	83	15,263
Willis Towers Watson PLC (Insurance)	171	35,708
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	129	9,263
Xcel Energy, Inc. (Electric Utilities)	698	48,169
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	238	4,467
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	325	33,878
Xylem, Inc. (Machinery)	239	20,105
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	401	36,611
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	71	17,925
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	275	37,439
Zions Bancorp (Banks)	218	6,370
Zoetis, Inc. (Pharmaceuticals)	632	104,514

TOTAL COMMON STOCKS
(Cost $8,441,935)		37,051,482

	Principal Amount	Value
Repurchase Agreements(b)(c) (33.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $19,303,013	$19,303,000	$19,303,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,303,000)		19,303,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	4,154	$4,154
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	25	25
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	109	109
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	3,250	3,250
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $7,538)		7,538
TOTAL INVESTMENT SECURITIES
(Cost $27,752,473) - 98.8%		56,362,020
Net other assets (liabilities) - 1.2%		704,602

NET ASSETS - 100.0%		$57,066,622

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $7,411.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $1,435,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	53	12/21/20	$8,876,175	$(107,027)

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/20	0.65%	$7,036,894	$28,971
S&P 500	UBS AG	10/27/20	0.60%	4,006,811	14,352
				$11,043,705	$43,323

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Bull :: September 30, 2020

ProFund VP Bull invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Aerospace & Defense	$591,887	1.0%
Air Freight & Logistics	275,597	0.5%
Airlines	83,095	0.1%
Auto Components	43,605	0.1%
Automobiles	84,132	0.1%
Banks	1,231,674	2.1%
Beverages	617,256	1.1%
Biotechnology	795,815	1.4%
Building Products	168,808	0.3%
Capital Markets	948,066	1.7%
Chemicals	683,509	1.2%
Commercial Services & Supplies	162,702	0.3%
Communications Equipment	291,697	0.5%
Construction & Engineering	25,775	NM
Construction Materials	43,390	0.1%
Consumer Finance	172,947	0.3%
Containers & Packaging	128,265	0.2%
Distributors	28,588	0.1%
Diversified Financial Services	561,097	1.0%
Diversified Telecommunication Services	610,578	1.1%
Electric Utilities	673,950	1.2%
Electrical Equipment	170,710	0.3%
Electronic Equipment, Instruments & Components	198,148	0.3%
Energy Equipment & Services	62,622	0.1%
Entertainment	759,611	1.3%
Equity Real Estate Investment Trusts	957,933	1.7%
Food & Staples Retailing	578,477	1.0%
Food Products	409,272	0.7%
Gas Utilities	15,677	NM
Health Care Equipment & Supplies	1,467,240	2.6%
Health Care Providers & Services	975,064	1.7%
Health Care Technology	29,350	0.1%
Hotels, Restaurants & Leisure	610,649	1.1%
Household Durables	157,744	0.3%
Household Products	681,037	1.3%
Independent Power and Renewable Electricity Producers	26,000	NM
Industrial Conglomerates	403,704	0.7%
Insurance	669,000	1.2%
Interactive Media & Services	2,042,027	3.5%
Internet & Direct Marketing Retail	1,956,458	3.3%
IT Services	2,083,156	3.7%
Leisure Products	13,980	NM
Life Sciences Tools & Services	453,708	0.8%
Machinery	608,104	1.2%
Media	498,680	0.9%
Metals & Mining	115,954	0.2%
Multiline Retail	203,089	0.4%
Multi-Utilities	349,927	0.6%
Oil, Gas & Consumable Fuels	699,466	1.2%
Personal Products	65,475	0.1%
Pharmaceuticals	1,549,716	2.6%
Professional Services	118,997	0.2%
Real Estate Management & Development	20,949	NM
Road & Rail	389,096	0.7%
Semiconductors & Semiconductor Equipment	1,875,145	3.3%
Software	3,410,610	6.1%
Specialty Retail	916,962	1.6%
Technology Hardware, Storage & Peripherals	2,572,748	4.5%
Textiles, Apparel & Luxury Goods	265,977	0.5%
Tobacco	250,709	0.4%
Trading Companies & Distributors	72,562	0.1%
Water Utilities	34,916	0.1%
Wireless Telecommunication Services	88,400	0.2%
Other**	20,015,140	35.0%
Total	$57,066,622	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP Consumer Goods ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,410	$356,989
Altria Group, Inc. (Tobacco)	10,617	410,241
Aptiv PLC (Auto Components)	1,542	141,371
Archer-Daniels-Midland Co. (Food Products)	3,174	147,559
Autoliv, Inc. (Auto Components)	450	32,796
Beyond Meat, Inc.* (Food Products)	282	46,829
BorgWarner, Inc. (Auto Components)	1,183	45,829
Brown-Forman Corp. - Class B (Beverages)	1,043	78,559
Brunswick Corp. (Leisure Products)	453	26,686
Bunge, Ltd. (Food Products)	797	36,423
Campbell Soup Co. (Food Products)	1,157	55,964
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	249	21,558
Church & Dwight Co., Inc. (Household Products)	1,413	132,412
Colgate-Palmolive Co. (Household Products)	4,900	378,035
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	174	15,135
Conagra Brands, Inc. (Food Products)	2,790	99,631
Constellation Brands, Inc. - Class A (Beverages)	960	181,930
Coty, Inc. - Class A (Personal Products)	1,614	4,358
D.R. Horton, Inc. (Household Durables)	1,891	143,016
Darling Ingredients, Inc.* (Food Products)	924	33,292
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	160	35,202
Electronic Arts, Inc.* (Entertainment)	1,650	215,176
Energizer Holdings, Inc. (Household Products)	333	13,034
Flowers Foods, Inc. (Food Products)	1,123	27,323
Ford Motor Co. (Automobiles)	22,323	148,671
General Mills, Inc. (Food Products)	3,491	215,325
General Motors Co. (Automobiles)	7,194	212,870
Gentex Corp. (Auto Components)	1,403	36,127
Genuine Parts Co. (Distributors)	824	78,420
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,987	31,295
Harley-Davidson, Inc. (Automobiles)	874	21,448
Hasbro, Inc. (Leisure Products)	728	60,220
Helen of Troy, Ltd.* (Household Durables)	144	27,867
Herbalife Nutrition, Ltd.* (Personal Products)	559	26,077
Hormel Foods Corp. (Food Products)	1,603	78,371
Ingredion, Inc. (Food Products)	382	28,910
Jefferies Financial Group, Inc. (Diversified Financial Services)	1,232	22,176
Kellogg Co. (Food Products)	1,449	93,591
Keurig Dr Pepper, Inc. (Beverages)	2,652	73,195
Kimberly-Clark Corp. (Household Products)	1,948	287,642
Lamb Weston Holding, Inc. (Food Products)	830	55,004
Lancaster Colony Corp. (Food Products)	112	20,026
Lear Corp. (Auto Components)	312	34,024
Leggett & Platt, Inc. (Household Durables)	756	31,125
Lennar Corp. - Class A (Household Durables)	1,569	128,156
Lennar Corp. - Class B (Household Durables)	88	5,778
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	369	4,945
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	677	222,983
Mattel, Inc.* (Leisure Products)	1,980	23,166
McCormick & Co., Inc. (Food Products)	708	137,423
Mohawk Industries, Inc.* (Household Durables)	342	33,376
Molson Coors Beverage Co. - Class B (Beverages)	1,074	36,043
Mondelez International, Inc. - Class A (Food Products)	8,161	468,848
Monster Beverage Corp.* (Beverages)	2,109	169,142
National Beverage Corp.*(a) (Beverages)	67	4,557
Newell Brands, Inc. (Household Durables)	2,156	36,997
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	7,113	892,966
NVR, Inc.* (Household Durables)	20	81,662
Peloton Interactive, Inc.* - Class A (Leisure Products)	1,178	116,905
PepsiCo, Inc. (Beverages)	7,911	1,096,464
Performance Food Group Co.* (Food & Staples Retailing)	758	26,242
Philip Morris International, Inc. (Tobacco)	8,897	667,186
Pilgrim's Pride Corp.* (Food Products)	277	4,145
Polaris, Inc. (Leisure Products)	330	31,132
Pool Corp. (Distributors)	229	76,610
Post Holdings, Inc.* (Food Products)	360	30,960
PulteGroup, Inc. (Household Durables)	1,531	70,870
PVH Corp. (Textiles, Apparel & Luxury Goods)	405	24,154
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	276	18,760
Reynolds Consumer Products, Inc. (Household Products)	310	9,492
Seaboard Corp. (Food Products)	2	5,673
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	778	23,511
Stanley Black & Decker, Inc. (Machinery)	913	148,089
Take-Two Interactive Software, Inc.* (Entertainment)	653	107,889
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,577	24,649
Tempur Sealy International, Inc.* (Household Durables)	274	24,438
Tesla, Inc.* (Automobiles)	4,259	1,827,154
The Boston Beer Co., Inc.* - Class A (Beverages)	52	45,935
The Clorox Co. (Household Products)	721	151,533
The Coca-Cola Co. (Beverages)	22,087	1,090,435
The Estee Lauder Co., Inc. (Personal Products)	1,289	281,324
The Hain Celestial Group, Inc.* (Food Products)	477	16,361
The Hershey Co. (Food Products)	842	120,692

:: ProFund VP Consumer Services :: September 30, 2020

Common Stocks, continued

	Shares	Value
The JM Smucker Co. - Class A (Food Products)	652	$75,319
The Kraft Heinz Co. (Food Products)	3,702	110,875
The Procter & Gamble Co. (Household Products)	14,224	1,976,994
Thor Industries, Inc. (Automobiles)	315	30,007
Toll Brothers, Inc. (Household Durables)	655	31,872
TreeHouse Foods, Inc.* (Food Products)	322	13,051
Tyson Foods, Inc. - Class A (Food Products)	1,681	99,986
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,075	12,072
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	1,110	10,922
US Foods Holding Corp.* (Food & Staples Retailing)	1,259	27,975
VF Corp. (Textiles, Apparel & Luxury Goods)	1,825	128,206
Whirlpool Corp. (Household Durables)	357	65,649
Zynga, Inc.* (Entertainment)	5,713	52,103

TOTAL COMMON STOCKS (Cost $6,269,669)		15,183,408

	Principal Amount	Value
Repurchase Agreements(b) (1.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $188,000	$188,000	$188,000
TOTAL REPURCHASE AGREEMENTS (Cost $188,000)		188,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	2,084	$2,084
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	12	12
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	54	54
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	1,630	1,630
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $3,780)		3,780
TOTAL INVESTMENT SECURITIES (Cost $6,461,449) - 96.8%		15,375,188
Net other assets (liabilities) - 3.2%		514,511

NET ASSETS - 100.0%		$15,889,699

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $3,673.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP Consumer Goods ::

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	10/23/20	0.60%	$598,322	$10,886

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Goods invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Auto Components	$290,147	1.8%
Automobiles	2,240,150	14.2%
Beverages	2,776,260	17.5%
Distributors	155,030	1.0%
Diversified Financial Services	22,176	0.1%
Entertainment	732,157	4.6%
Food & Staples Retailing	54,217	0.3%
Food Products	2,021,581	12.7%
Household Durables	680,806	4.3%
Household Products	2,949,142	18.6%
Leisure Products	258,109	1.6%
Machinery	148,089	0.9%
Personal Products	311,759	2.0%
Textiles, Apparel & Luxury Goods	1,466,358	9.2%
Tobacco	1,077,427	6.8%
Other**	706,291	4.4%
Total	$15,889,699	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Consumer Services ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.0%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	300	$16,995
Advance Auto Parts, Inc. (Specialty Retail)	308	47,278
Alaska Air Group, Inc. (Airlines)	552	20,220
Altice USA, Inc.* (Media)	1,475	38,350
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	1,898	5,976,290
AMERCO (Road & Rail)	40	14,239
American Airlines Group, Inc.(a) (Airlines)	2,270	27,898
AmerisourceBergen Corp. (Health Care Providers & Services)	655	63,482
Aramark (Hotels, Restaurants & Leisure)	1,129	29,862
AutoNation, Inc.* (Specialty Retail)	262	13,868
AutoZone, Inc.* (Specialty Retail)	104	122,475
Best Buy Co., Inc. (Specialty Retail)	1,027	114,295
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	617	25,636
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	182	311,344
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	359	11,018
Bright Horizons Family Solutions, Inc.* (Diversified Consumer Services)	270	41,050
Burlington Stores, Inc.* (Specialty Retail)	294	60,590
Cable One, Inc. (Media)	25	47,136
Cardinal Health, Inc. (Health Care Providers & Services)	1,305	61,270
CarMax, Inc.* (Specialty Retail)	727	66,819
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	2,311	35,081
Carvana Co.* (Specialty Retail)	247	55,096
Casey's General Stores, Inc. (Food & Staples Retailing)	165	29,312
Charter Communications, Inc.* - Class A (Media)	667	416,435
Chegg, Inc.* (Diversified Consumer Services)	554	39,578
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	124	154,220
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	128	11,003
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	159	26,047
Comcast Corp. - Class A (Media)	20,331	940,512
Copart, Inc.* (Commercial Services & Supplies)	921	96,852
Costco Wholesale Corp. (Food & Staples Retailing)	1,969	698,995
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	105	12,039
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	580	58,429
Delta Air Lines, Inc. (Airlines)	2,846	87,031
Dick's Sporting Goods, Inc. (Specialty Retail)	291	16,843
Discovery, Inc.* (Media)	717	15,609
Discovery, Inc.* - Class C (Media)	1,383	27,107
DISH Network Corp.* - Class A (Media)	1,101	31,962
Dollar General Corp. (Multiline Retail)	1,110	232,678
Dollar Tree, Inc.* (Multiline Retail)	1,058	96,638
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	175	74,424
Draftkings, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,143	67,254
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	367	30,061
Expedia Group, Inc. (Internet & Direct Marketing Retail)	605	55,472
Five Below, Inc.* (Specialty Retail)	249	31,623
Floor & Decor Holdings, Inc.* (Specialty Retail)	463	34,632
Foot Locker, Inc. (Specialty Retail)	466	15,392
Fox Corp. - Class A (Media)	1,534	42,691
Fox Corp. - Class B (Media)	700	19,579
frontdoor, Inc.* - Class A (Diversified Consumer Services)	382	14,864
Grand Canyon Education, Inc.* (Diversified Consumer Services)	211	16,867
H&R Block, Inc. (Diversified Consumer Services)	862	14,042
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,237	105,541
Hyatt Hotels Corp. - Class A (Hotels, Restaurants & Leisure)	158	8,432
IAA, Inc.* (Commercial Services & Supplies)	598	31,138
IHS Markit, Ltd. (Professional Services)	1,664	130,641
JetBlue Airways Corp.* (Airlines)	1,217	13,789
Kohl's Corp. (Multiline Retail)	706	13,082
L Brands, Inc. (Specialty Retail)	1,043	33,178
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	1,465	68,357
Liberty Broadband Corp.* - Class A (Media)	104	14,748
Liberty Broadband Corp.* - Class C (Media)	682	97,437
Liberty Media Corp-Liberty Formula One* - Class A (Entertainment)	116	3,887
Liberty Media Corp-Liberty Formula One* - Class C (Entertainment)	908	32,933
Liberty Media Corp-Liberty SiriusXM* - Class A (Media)	372	12,339
Liberty Media Corp-Liberty SiriusXM* - Class C (Media)	778	25,736
Lithia Motors, Inc. - Class A (Specialty Retail)	101	23,022
Live Nation Entertainment, Inc.* (Entertainment)	634	34,160
LiveRamp Holdings, Inc.* (IT Services)	294	15,220
LKQ Corp.* (Distributors)	1,250	34,663
Lowe's Cos., Inc. (Specialty Retail)	3,370	558,947
Lyft, Inc.* (Road & Rail)	1,084	29,864
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,187	109,880
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	183	16,618
McDonald's Corp. (Hotels, Restaurants & Leisure)	3,318	728,269
MGM Resorts International (Hotels, Restaurants & Leisure)	1,827	39,737

:: ProFund VP Consumer Services :: September 30, 2020

Common Stocks, continued

	Shares	Value
Murphy USA, Inc.* (Specialty Retail)	121	15,521
National Vision Holdings, Inc.* (Specialty Retail)	360	13,766
Netflix, Inc.* (Entertainment)	1,966	983,059
News Corp. - Class A (Media)	1,737	24,353
News Corp. - Class B (Media)	545	7,619
Nexstar Media Group, Inc. - Class A (Media)	202	18,166
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	1,231	21,062
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	253	22,100
Omnicom Group, Inc. (Media)	959	47,471
O'Reilly Automotive, Inc.* (Specialty Retail)	330	152,156
Penske Automotive Group, Inc. (Specialty Retail)	144	6,863
Pinterest, Inc.* - Class A (Interactive Media & Services)	2,065	85,718
Planet Fitness, Inc.* (Hotels, Restaurants & Leisure)	357	21,998
Qurate Retail, Inc. - Class A (Internet & Direct Marketing Retail)	1,731	12,429
RH* (Specialty Retail)	69	26,401
Roku, Inc.* (Household Durables)	472	89,114
Rollins, Inc. (Commercial Services & Supplies)	659	35,711
Ross Stores, Inc. (Specialty Retail)	1,587	148,099
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	795	51,460
Service Corp. International (Diversified Consumer Services)	787	33,196
ServiceMaster Global Holdings, Inc.* (Diversified Consumer Services)	589	23,489
Sirius XM Holdings, Inc. (Media)	5,422	29,062
Southwest Airlines Co. (Airlines)	2,632	98,700
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	528	11,051
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,213	447,902
Sysco Corp. (Food & Staples Retailing)	2,268	141,115
Target Corp. (Multiline Retail)	2,232	351,361
TEGNA, Inc. (Media)	978	11,492
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	291	17,690
The Gap, Inc. (Specialty Retail)	919	15,651
The Home Depot, Inc. (Specialty Retail)	4,801	1,333,285
The Interpublic Group of Cos., Inc. (Media)	1,741	29,022
The Kroger Co. (Food & Staples Retailing)	3,470	117,668
The Madison Square Garden Co.* - Class A (Entertainment)	77	11,587
The New York Times Co. - Class A (Media)	645	27,600
The TJX Cos., Inc. (Specialty Retail)	5,348	297,616
The Walt Disney Co. (Entertainment)	8,059	999,961
The Wendy's Co. (Hotels, Restaurants & Leisure)	800	17,836
Tiffany & Co. (Specialty Retail)	482	55,840
Tractor Supply Co. (Specialty Retail)	518	74,250
TripAdvisor, Inc. (Interactive Media & Services)	431	8,443
Uber Technologies, Inc.* (Road & Rail)	6,176	225,301
Ulta Beauty, Inc.* (Specialty Retail)	251	56,219
United Airlines Holdings , Inc.* (Airlines)	1,299	45,140
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	179	38,301
ViacomCBS, Inc. - Class A (Media)	48	1,454
ViacomCBS, Inc. - Class B (Media)	2,516	70,473
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	3,208	115,231
Walmart, Inc. (Food & Staples Retailing)	6,192	866,323
Warner Music Group Corp. - Class A (Entertainment)	396	11,381
Wayfair, Inc.* - Class A (Internet & Direct Marketing Retail)	305	88,758
Williams-Sonoma, Inc. (Specialty Retail)	347	31,383
World Wrestling Entertainment, Inc. - Class A (Entertainment)	210	8,499
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	416	21,008
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	433	31,094
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	1,344	122,707

TOTAL COMMON STOCKS (Cost $10,011,016)		20,460,256

	Principal Amount	Value
Repurchase Agreements(b) (2.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $783,001	$783,000	$783,000
TOTAL REPURCHASE AGREEMENTS (Cost $783,000)		783,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	18,849	$18,849
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	113	113
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	491	491
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	14,747	14,747
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $34,200)		34,200
TOTAL INVESTMENT SECURITIES
(Cost $10,828,216) - 73.8%		21,277,456
Net other assets (liabilities) - 26.2%		7,559,798

NET ASSETS - 100.0%		$28,837,254

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $33,625.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

September 30, 2020 :: ProFund VP Consumer Services ::

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	10/23/20	0.60%	$8,291,794	$32,529

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Services invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Airlines	$292,778	1.0%
Commercial Services & Supplies	163,701	0.6%
Distributors	34,663	0.1%
Diversified Consumer Services	183,086	0.6%
Entertainment	2,085,467	7.3%
Food & Staples Retailing	2,005,331	7.0%
Health Care Providers & Services	124,752	0.4%
Hotels, Restaurants & Leisure	2,377,330	8.2%
Household Durables	89,114	0.3%
Interactive Media & Services	94,161	0.3%
Internet & Direct Marketing Retail	6,444,293	22.4%
IT Services	15,220	0.1%
Media	1,996,353	6.9%
Multiline Retail	715,859	2.5%
Professional Services	130,641	0.5%
Road & Rail	269,404	0.9%
Specialty Retail	3,438,103	11.9%
Other**	8,376,998	29.0%
Total	$28,837,254	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (99.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $357,000	$357,000	$357,000
TOTAL REPURCHASE AGREEMENTS (Cost $357,000)		357,000
TOTAL INVESTMENT SECURITIES (Cost $357,000) - 99.6%		357,000
Net other assets (liabilities) - 0.4%		1,364

NET ASSETS - 100.0%		$358,364

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $154,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/20	0.60%	$163,254	$1,156
Dow Jones Industrial Average	UBS AG	10/27/20	0.60%	193,435	1,374
				$356,689	$2,530

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (92.1%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Internet & Direct Marketing Retail)	14,459	$4,250,656
Ambev S.A.ADR (Beverages)	62,943	142,251
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	16,844	210,382
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,950	156,960
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	24,172	98,622
Autohome, Inc.ADR (Interactive Media & Services)	817	78,432
Baidu, Inc.*ADR (Interactive Media & Services)	3,896	493,195
Banco Bradesco S.A.ADR (Banks)	63,363	217,335
Beigene, Ltd.*ADR (Biotechnology)	554	158,688
Cemex SAB de CVADR (Construction Materials)	21,626	82,179
China Life Insurance Co., Ltd.ADR (Insurance)	21,261	240,675
China Mobile, Ltd.ADR (Wireless Telecommunication Services)	15,796	507,999
China Petroleum & Chemical Corp.ADR (Oil, Gas & Consumable Fuels)	3,645	147,477
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,430	196,729
CNOOC, Ltd.ADR (Oil, Gas & Consumable Fuels)	2,296	220,531
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	1,729	120,269
Enel Americas S.A.ADR (Electric Utilities)	8,043	51,958
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,655	149,184
GDS Holdings, Ltd.*ADR (IT Services)	1,314	107,525
Gold Fields, Ltd.ADR (Metals & Mining)	12,619	155,088
HDFC Bank, Ltd.*ADR (Banks)	17,826	890,587
ICICI Bank, Ltd.*ADR (Banks)	36,450	358,304
Infosys Technologies, Ltd.ADR (IT Services)	52,771	728,768
iQIYI, Inc.*ADR (Entertainment)	3,919	88,491
Itau Unibanco Holding S.A.ADR (Banks)	69,232	275,543
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	12,633	980,446
KB Financial Group, Inc.ADR (Banks)	5,584	179,357
Natura & Co. Holding SAADR (Personal Products)	5,097	92,816
NetEase, Inc.ADR (Entertainment)	1,146	521,052
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	1,971	294,665
NIO, Inc.*ADR (Automobiles)	15,263	323,881
PetroChina Co., Ltd.ADR (Oil, Gas & Consumable Fuels)	3,014	88,732
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	26,582	189,264
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	4,830	358,145
POSCOADR (Metals & Mining)	4,584	191,886
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,792	117,977
Shinhan Financial Group Co., Ltd.ADR (Banks)	6,480	148,846
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	7,890	87,895
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	5,087	114,051
Suzano Papel e Celulose S.A.*ADR (Paper & Forest Products)	7,973	65,139
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	49,743	4,032,664
TAL Education Group*ADR (Diversified Consumer Services)	5,708	434,035
Tencent Music Entertainment Group*ADR (Entertainment)	5,940	87,734
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	6,525	203,189
United Microelectronics Corp.ADR (Semiconductors & Semiconductor Equipment)	32,478	155,570
Vale S.A.ADR (Metals & Mining)	49,074	519,204
Vipshop Holdings, Ltd.*ADR (Internet & Direct Marketing Retail)	5,477	85,660
Wipro, Ltd.ADR (IT Services)	21,219	99,729
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,448	163,004

TOTAL COMMON STOCKS (Cost $10,926,526)		19,662,769

Preferred Stock (1.1%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	32,814	231,011
TOTAL PREFERRED STOCK (Cost $55,473)		231,011

	Principal Amount	Value
Repurchase Agreements(a)(b) (7.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,684,001	$1,684,000	$1,684,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,684,000)		1,684,000
TOTAL INVESTMENT SECURITIES (Cost $12,665,999) - 101.1%		21,577,780
Net other assets (liabilities) - (1.1)%		(228,698)

NET ASSETS - 100.0%		$21,349,082

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $333,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
ADR	American Depositary Receipt

:: ProFund VP Emerging Markets :: September 30, 2020

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/20	0.55%	$502,238	$9,989
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/27/20	0.60%	962,915	24,540
				$1,465,153	$34,529

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Air Freight & Logistics	$163,004	0.8%
Automobiles	323,881	1.5%
Banks	2,069,972	9.7%
Beverages	291,435	1.4%
Biotechnology	158,688	0.7%
Construction Materials	82,179	0.4%
Diversified Consumer Services	728,700	3.4%
Diversified Telecommunication Services	314,706	1.5%
Electric Utilities	51,958	0.2%
Entertainment	697,277	3.3%
Insurance	240,675	1.1%
Interactive Media & Services	571,627	2.7%
Internet & Direct Marketing Retail	5,878,096	27.5%
IT Services	936,022	4.4%
Metals & Mining	1,111,033	5.2%
Oil, Gas & Consumable Fuels	877,015	4.1%
Paper & Forest Products	65,139	0.3%
Personal Products	92,816	0.4%
Pharmaceuticals	120,269	0.6%
Semiconductors & Semiconductor Equipment	4,286,856	20.1%
Wireless Telecommunication Services	832,432	3.9%
Other**	1,455,302	6.8%
Total	$21,349,082	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of September 30, 2020:

	Value	% of Net Assets
Brazil	$1,732,563	8.1%
Chile	51,958	0.2%
China	9,326,213	43.6%
Hong Kong	507,999	2.4%
India	2,197,657	10.3%
Indonesia	117,977	0.6%
Mexico	441,745	2.1%
South Africa	399,943	1.9%
South Korea	634,140	3.0%
Taiwan	4,483,585	21.0%
Other**	1,455,302	6.8%
Total	$21,349,082	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Amarin Corp. PLC*ADR (Biotechnology)	15,599	$65,672
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	10,787	581,203
ArcelorMittal*NYS - Class A (Metals & Mining)	20,414	270,486
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,928	711,952
AstraZeneca PLCADR (Pharmaceuticals)	11,563	633,652
Banco Santander S.A.ADR (Banks)	131,945	244,098
Barclays PLCADR (Banks)	47,383	237,389
BP PLCADR (Oil, Gas & Consumable Fuels)	20,024	349,619
British American Tobacco PLCADR (Tobacco)	15,215	550,022
Diageo PLCADR (Beverages)	3,850	529,991
Equinor ASAADR (Oil, Gas & Consumable Fuels)	27,540	387,212
Galapagos NV*ADR (Biotechnology)	1,736	246,356
GlaxoSmithKline PLCADR (Pharmaceuticals)	14,431	543,183
Grifols SAADR (Biotechnology)	16,558	287,282
GW Pharmaceuticals PLC*ADR(a) (Pharmaceuticals)	2,891	281,439
HSBC Holdings PLCADR (Banks)	22,145	433,599
ING Groep N.V.*ADR (Banks)	39,101	276,835
National Grid PLCADR (Multi-Utilities)	7,321	423,081
Nokia Corp.*ADR (Communications Equipment)	105,545	412,681
NOVO Nordisk A/SADR (Pharmaceuticals)	10,979	762,272
Rio Tinto PLCADR (Metals & Mining)	10,585	639,228
Royal Dutch Shell PLCADR - Class A (Oil, Gas & Consumable Fuels)	19,069	479,967
Ryanair Holdings PLC*ADR (Airlines)	4,237	346,417
SanofiADR (Pharmaceuticals)	12,519	628,078
SAP SEADR (Software)	6,551	1,020,711
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	46,606	507,539
Tenaris S.A.ADR (Energy Equipment & Services)	15,793	155,561
TOTAL S.A.ADR (Oil, Gas & Consumable Fuels)	14,640	502,152
Unilever N.V.NYS (Personal Products)	14,450	872,780
Vodafone Group PLCADR (Wireless Telecommunication Services)	25,037	335,997

TOTAL COMMON STOCKS (Cost $10,833,534)		13,716,454

	Principal Amount	Value
Repurchase Agreement(b) (NM)
Repurchase Agreement with various counterparties, rates 0.02%-0.02%, dated 9/30/20, due 10/1/20, total to be received $1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000

Collateral for Securities Loaned (4.0%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	302,309	$302,309
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	1,811	1,811
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	7,884	7,884
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	236,513	236,513
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $548,517)		548,517
TOTAL INVESTMENT SECURITIES (Cost $11,383,051) - 104.0%		14,265,971
Net other assets (liabilities) - (4.0)%		(551,209)

NET ASSETS - 100.0%		$13,714,762

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $532,533.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: September 30, 2020

ProFund VP Europe 30 invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Airlines	$346,417	2.5%
Banks	1,191,921	8.7%
Beverages	1,111,194	8.1%
Biotechnology	599,310	4.4%
Communications Equipment	920,220	6.7%
Energy Equipment & Services	155,561	1.1%
Metals & Mining	909,714	6.7%
Multi-Utilities	423,081	3.1%
Oil, Gas & Consumable Fuels	1,718,950	12.5%
Personal Products	872,780	6.4%
Pharmaceuticals	2,848,624	20.8%
Semiconductors & Semiconductor Equipment	711,952	5.2%
Software	1,020,711	7.4%
Tobacco	550,022	4.0%
Wireless Telecommunication Services	335,997	2.4%
Other**	(1,692)	NM
Total	$13,714,762	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of September 30, 2020:

	Value	% of Net Assets
Belgium	$827,559	6.0%
Denmark	762,272	5.6%
Finland	412,681	3.0%
France	1,130,230	8.2%
Germany	1,020,711	7.4%
Ireland	412,089	3.0%
Luxembourg	426,047	3.1%
Netherlands	1,468,754	10.7%
Norway	387,212	2.8%
Spain	531,380	3.9%
Sweden	507,539	3.7%
United Kingdom	5,829,980	42.6%
Other**	(1,692)	NM
Total	$13,714,762	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,087,001	$1,087,000	$1,087,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,087,000)		1,087,000
TOTAL INVESTMENT SECURITIES (Cost $1,087,000) - 101.4%		1,087,000
Net other assets (liabilities) - (1.4)%		(15,469)

NET ASSETS - 100.0%		$1,071,531

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $70,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Falling U.S. Dollar :: September 30, 2020

As of September 30, 2020, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	42,112	U.S. dollar	$55,370	10/9/20	$54,332	$(1,038)
Canadian dollar	55,247	U.S. dollar	42,051	10/9/20	41,497	(554)
Euro	227,612	U.S. dollar	269,234	10/9/20	266,880	(2,354)
Japanese yen	6,343,337	U.S. dollar	59,762	10/9/20	60,161	399
Swedish krona	167,737	U.S. dollar	19,190	10/9/20	18,739	(451)
Swiss franc	13,164	U.S. dollar	14,422	10/9/20	14,300	(122)
Total Long Contracts			$460,029		$455,909	$(4,120)

As of September 30, 2020, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	56,840	U.S. dollar	$74,503	10/9/20	$73,332	$(1,171)
Canadian dollar	74,605	U.S. dollar	56,635	10/9/20	56,037	(598)
Euro	299,172	U.S. dollar	353,262	10/9/20	350,785	(2,477)
Japanese yen	8,959,937	U.S. dollar	84,502	10/9/20	84,978	476
Swedish krona	237,433	U.S. dollar	27,000	10/9/20	26,525	(475)
Swiss franc	22,331	U.S. dollar	24,424	10/9/20	24,258	(166)
Total Long Contracts			$620,326		$615,915	$(4,411)

			Total unrealized appreciation			$875
			Total unrealized depreciation			(9,406)
			Total net unrealized appreciation/(depreciation)			$(8,531)

September 30, 2020 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.5%)

	Shares	Value
Affiliated Managers Group, Inc. (Capital Markets)	209	$14,291
Aflac, Inc. (Insurance)	2,984	108,468
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	2,500	34,775
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	528	84,480
Alleghany Corp. (Insurance)	64	33,309
Ally Financial, Inc. (Consumer Finance)	1,683	42,193
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	619	21,615
American Express Co. (Consumer Finance)	2,935	294,234
American Financial Group, Inc. (Insurance)	322	21,568
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	1,200	34,176
American International Group, Inc. (Insurance)	3,877	106,734
American Tower Corp. (Equity Real Estate Investment Trusts)	1,996	482,494
Americold Realty Trust (Equity Real Estate Investment Trusts)	917	32,783
Ameriprise Financial, Inc. (Capital Markets)	542	83,528
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	6,315	44,964
Aon PLC (Insurance)	1,042	214,965
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	670	22,592
Apollo Global Management, Inc. (Capital Markets)	940	42,065
Arch Capital Group, Ltd.* (Insurance)	1,827	53,440
Ares Management Corp. - Class A (Capital Markets)	425	17,179
Arthur J. Gallagher & Co. (Insurance)	861	90,904
Assurant, Inc. (Insurance)	268	32,511
Athene Holding, Ltd.* (Insurance)	569	19,392
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	634	94,682
Axis Capital Holdings, Ltd. (Insurance)	360	15,854
Bank of America Corp. (Banks)	34,313	826,601
Bank OZK (Banks)	545	11,619
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	8,921	1,899,638
BlackRock, Inc. - Class A (Capital Markets)	639	360,108
Blackstone Group, Inc. - Class A (Capital Markets)	3,020	157,644
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	658	14,456
BOK Financial Corp. (Banks)	140	7,211
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	638	51,231
Brighthouse Financial, Inc.* (Insurance)	419	11,275
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,335	15,606
Brown & Brown, Inc. (Insurance)	1,056	47,805
Camden Property Trust (Equity Real Estate Investment Trusts)	438	38,973
Capital One Financial Corp. (Consumer Finance)	2,054	147,600
CBOE Global Markets, Inc. (Capital Markets)	489	42,905
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,509	70,878
Chubb, Ltd. (Insurance)	2,032	235,956
Cincinnati Financial Corp. (Insurance)	673	52,474
Citigroup, Inc. (Banks)	9,370	403,942
Citizens Financial Group, Inc. (Banks)	1,920	48,538
CME Group, Inc. (Capital Markets)	1,614	270,038
CNA Financial Corp. (Insurance)	122	3,659
Comerica, Inc. (Banks)	625	23,906
Commerce Bancshares, Inc. (Banks)	451	25,387
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	192	22,825
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	506	12,002
CoStar Group, Inc.* (Professional Services)	177	150,186
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	668	19,098
Credit Acceptance Corp.* (Consumer Finance)	54	18,287
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	1,888	314,352
CubeSmart (Equity Real Estate Investment Trusts)	872	28,174
Cullen/Frost Bankers, Inc. (Banks)	251	16,051
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	526	36,836
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,211	177,726
Discover Financial Services (Consumer Finance)	1,380	79,736
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	742	18,624
Duke Realty Corp. (Equity Real Estate Investment Trusts)	1,668	61,549
E*TRADE Financial Corp. (Capital Markets)	995	49,800
East West Bancorp, Inc. (Banks)	637	20,855
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	177	22,891
Eaton Vance Corp. (Capital Markets)	513	19,571
Enstar Group, Ltd.* (Insurance)	59	9,529
Equinix, Inc. (Equity Real Estate Investment Trusts)	399	303,292
Equitable Holdings, Inc. (Diversified Financial Services)	1,820	33,197
Equity Commonwealth (Equity Real Estate Investment Trusts)	547	14,567
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	763	46,772
Equity Residential (Equity Real Estate Investment Trusts)	1,541	79,100
Erie Indemnity Co. - Class A (Insurance)	113	23,762
Essent Group, Ltd. (Thrifts & Mortgage Finance)	506	18,727
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	294	59,032
Everest Re Group, Ltd. (Insurance)	180	35,557

:: ProFund VP Financials :: September 30, 2020

Common Stocks, continued

	Shares	Value
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	581	$62,161
F.N.B. Corp. (Banks)	1,456	9,872
FactSet Research Systems, Inc. (Capital Markets)	171	57,264
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	311	22,840
Federated Hermes, Inc. - Class B (Capital Markets)	429	9,228
Fifth Third Bancorp (Banks)	3,205	68,331
First American Financial Corp. (Insurance)	501	25,506
First Citizens BancShares, Inc. - Class A (Banks)	33	10,520
First Financial Bankshares, Inc. (Banks)	639	17,834
First Horizon National Corp. (Banks)	2,490	23,484
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	573	22,805
First Republic Bank (Banks)	773	84,303
FirstCash, Inc. (Consumer Finance)	186	10,641
FNF Group (Insurance)	1,313	41,110
Franklin Resources, Inc. (Capital Markets)	1,204	24,501
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	935	34,532
Glacier Bancorp, Inc. (Banks)	429	13,749
Globe Life, Inc. (Insurance)	441	35,236
Green Dot Corp.* - Class A (Consumer Finance)	240	12,146
Hartford Financial Services Group, Inc. (Insurance)	1,612	59,418
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	612	18,433
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	984	25,584
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	2,422	65,757
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	468	15,711
Home BancShares, Inc. (Banks)	684	10,369
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,175	34,258
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	691	15,154
Huntington Bancshares, Inc. (Banks)	4,579	41,989
Interactive Brokers Group, Inc. - Class A (Capital Markets)	356	17,205
Intercontinental Exchange, Inc. (Capital Markets)	2,526	252,726
Invesco, Ltd. (Capital Markets)	1,695	19,340
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	2,523	70,619
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	1,296	34,720
Janus Henderson Group PLC (Capital Markets)	678	14,726
JBG Smith Properties (Equity Real Estate Investment Trusts)	505	13,504
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	232	22,193
JPMorgan Chase & Co. (Banks)	13,716	1,320,440
Kemper Corp. (Insurance)	276	18,445
KeyCorp (Banks)	4,393	52,408
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	472	24,525
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	1,947	21,923
KKR & Co., Inc. (Capital Markets)	2,516	86,399
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	389	25,740
Lazard, Ltd. - Class A (Capital Markets)	507	16,756
LendingTree, Inc.* (Thrifts & Mortgage Finance)	35	10,741
Lexington Realty Trust (Equity Real Estate Investment Trusts)	1,246	13,021
Life Storage, Inc. (Equity Real Estate Investment Trusts)	211	22,212
Lincoln National Corp. (Insurance)	817	25,597
Loews Corp. (Insurance)	1,073	37,287
LPL Financial Holdings, Inc. (Capital Markets)	356	27,295
M&T Bank Corp. (Banks)	577	53,136
Markel Corp.* (Insurance)	62	60,369
MarketAxess Holdings, Inc. (Capital Markets)	171	82,352
Marsh & McLennan Cos., Inc. (Insurance)	2,280	261,516
MasterCard, Inc. - Class A (IT Services)	3,976	1,344,564
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,380	41,959
Mercury General Corp. (Insurance)	120	4,964
MetLife, Inc. (Insurance)	3,472	129,054
MGIC Investment Corp. (Thrifts & Mortgage Finance)	1,524	13,503
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	514	59,598
Moody's Corp. (Capital Markets)	727	210,721
Morgan Stanley (Capital Markets)	5,393	260,752
Morningstar, Inc. (Capital Markets)	97	15,579
MSCI, Inc. - Class A (Capital Markets)	376	134,149
Nasdaq, Inc. (Capital Markets)	517	63,441
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	201	12,114
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	780	26,918
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	1,871	14,874
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	2,088	17,268
Northern Trust Corp. (Capital Markets)	937	73,058
Old Republic International Corp. (Insurance)	1,273	18,764
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,022	30,599
Onemain Holdings, Inc. (Consumer Finance)	338	10,563
People's United Financial, Inc. (Banks)	1,912	19,713
Physicians Realty Trust (Equity Real Estate Investment Trusts)	937	16,782
Pinnacle Financial Partners, Inc. (Banks)	341	12,136
Popular, Inc. (Banks)	379	13,746
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	301	12,672
Primerica, Inc. (Insurance)	178	20,139
Principal Financial Group, Inc. (Insurance)	1,149	46,270
Prologis, Inc. (Equity Real Estate Investment Trusts)	3,325	334,563
Prosperity Bancshares, Inc. (Banks)	417	21,613
Prudential Financial, Inc. (Insurance)	1,777	112,875

September 30, 2020 :: ProFund VP Financials ::

Common Stocks, continued

	Shares	Value
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	90	$11,015
Public Storage (Equity Real Estate Investment Trusts)	684	152,340
Radian Group, Inc. (Thrifts & Mortgage Finance)	862	12,594
Raymond James Financial, Inc. (Capital Markets)	549	39,945
Rayonier, Inc. (Equity Real Estate Investment Trusts)	614	16,234
Realty Income Corp. (Equity Real Estate Investment Trusts)	1,554	94,406
Regency Centers Corp. (Equity Real Estate Investment Trusts)	710	26,994
Regions Financial Corp. (Banks)	4,321	49,821
Reinsurance Group of America, Inc. (Insurance)	307	29,223
RenaissanceRe Holdings, Ltd. (Insurance)	230	39,040
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	557	25,488
RLI Corp. (Insurance)	178	14,904
Rocket Cos., Inc.*(a) - Class A (Thrifts & Mortgage Finance)	451	8,988
S&P Global, Inc. (Capital Markets)	1,084	390,891
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	925	12,751
Santander Consumer USA Holdings, Inc. (Consumer Finance)	327	5,948
SBA Communications Corp. (Equity Real Estate Investment Trusts)	503	160,195
SEI Investments Co. (Capital Markets)	547	27,744
Selective Insurance Group, Inc. (Insurance)	269	13,851
Signature Bank (Banks)	241	20,001
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	1,377	89,064
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	329	15,256
SLM Corp. (Consumer Finance)	1,689	13,664
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	464	15,660
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,281	19,330
State Street Corp. (Capital Markets)	1,585	94,038
Stifel Financial Corp. (Capital Markets)	310	15,674
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,027	28,171
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	442	62,150
SVB Financial Group* (Banks)	232	55,824
Synchrony Financial (Consumer Finance)	2,442	63,907
Synovus Financial Corp. (Banks)	662	14,015
T. Rowe Price Group, Inc. (Capital Markets)	1,022	131,041
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	277	9,221
TCF Financial Corp. (Banks)	685	16,002
TD Ameritrade Holding Corp. (Capital Markets)	1,363	53,361
TFS Financial Corp. (Thrifts & Mortgage Finance)	214	3,144
The Allstate Corp. (Insurance)	1,404	132,173
The Bank of New York Mellon Corp. (Capital Markets)	3,667	125,925
The Carlyle Group, Inc. (Capital Markets)	517	12,754
The Charles Schwab Corp. (Capital Markets)	5,220	189,121
The Goldman Sachs Group, Inc. (Capital Markets)	1,549	311,303
The Hanover Insurance Group, Inc. (Insurance)	169	15,747
The Howard Hughes Corp.* (Real Estate Management & Development)	203	11,693
The PNC Financial Services Group, Inc (Banks)	1,911	210,038
The Progressive Corp. (Insurance)	2,635	249,455
The Travelers Cos., Inc. (Insurance)	1,139	123,228
Tradeweb Markets, Inc. - Class A (Capital Markets)	408	23,664
Truist Financial Corp. (Banks)	6,065	230,774
U.S. Bancorp (Banks)	6,169	221,159
UDR, Inc. (Equity Real Estate Investment Trusts)	1,328	43,306
UMB Financial Corp. (Banks)	195	9,557
Umpqua Holdings Corp. (Banks)	991	10,524
United Bankshares, Inc. (Banks)	584	12,538
Unum Group (Insurance)	915	15,399
Valley National Bancorp (Banks)	1,818	12,453
Ventas, Inc. (Equity Real Estate Investment Trusts)	1,679	70,451
VEREIT, Inc. (Equity Real Estate Investment Trusts)	4,853	31,545
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	2,402	56,135
Virtu Financial, Inc. - Class A (Capital Markets)	364	8,376
Visa, Inc. - Class A (IT Services)	7,588	1,517,372
Vornado Realty Trust (Equity Real Estate Investment Trusts)	706	23,799
Voya Financial, Inc. (Diversified Financial Services)	568	27,224
W.R. Berkley Corp. (Insurance)	633	38,708
Webster Financial Corp. (Banks)	406	10,722
Wells Fargo & Co. (Banks)	18,543	435,947
Welltower, Inc. (Equity Real Estate Investment Trusts)	1,878	103,459
Western Alliance Bancorp (Banks)	454	14,355
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	3,358	95,770
White Mountains Insurance Group, Ltd. (Insurance)	14	10,906
Willis Towers Watson PLC (Insurance)	580	121,116
Wintrust Financial Corp. (Banks)	259	10,373
WP Carey, Inc. (Equity Real Estate Investment Trusts)	782	50,955
Zions Bancorp (Banks)	738	21,564

TOTAL COMMON STOCKS (Cost $6,586,437)		21,535,109

	Principal Amount	Value
Repurchase Agreements(b) (2.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $554,000	$554,000	$554,000
TOTAL REPURCHASE AGREEMENTS (Cost $554,000)		554,000

:: ProFund VP Financials :: September 30, 2020

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	4,519	$4,519
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	27	27
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	118	118
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	3,536	3,536
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,200)		8,200
TOTAL INVESTMENT SECURITIES (Cost $7,148,637) - 100.0%		22,097,309
Net other assets (liabilities) - NM		(7,260)

NET ASSETS - 100.0%		$22,090,049

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $7,972.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Financials Index	Goldman Sachs International	10/23/20	0.60%	$521,622	$18,601

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Banks	$4,513,420	20.3%
Capital Markets	3,846,458	17.3%
Consumer Finance	698,919	3.2%
Diversified Financial Services	1,960,059	8.9%
Equity Real Estate Investment Trusts	4,368,541	19.8%
Insurance	2,817,462	12.8%
IT Services	2,861,936	13.0%
Mortgage Real Estate Investment Trusts	128,399	0.6%
Professional Services	150,186	0.7%
Real Estate Management & Development	104,764	0.5%
Thrifts & Mortgage Finance	84,965	0.4%
Other**	554,940	2.5%
Total	$22,090,049	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (95.7%)

	Shares	Value
10X Genomics, Inc.* - Class A (Life Sciences Tools & Services)	644	80,294
1Life Healthcare, Inc.* (Health Care Providers & Services)	767	21,752
Abbott Laboratories (Health Care Equipment & Supplies)	18,823	2,048,506
AbbVie, Inc. (Biotechnology)	18,762	1,643,363
ABIOMED, Inc.* (Health Care Equipment & Supplies)	478	132,435
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	947	27,918
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	1,226	50,573
Acceleron Pharma, Inc.* (Biotechnology)	554	62,342
Agilent Technologies, Inc. (Life Sciences Tools & Services)	3,278	330,881
Agios Pharmaceuticals, Inc.* (Biotechnology)	612	21,420
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,330	266,622
Align Technology, Inc.* (Health Care Equipment & Supplies)	762	249,448
Alkermes PLC* (Biotechnology)	1,691	28,020
Allogene Therapeutics, Inc.* (Biotechnology)	698	26,322
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,233	179,525
Amedisys, Inc.* (Health Care Providers & Services)	345	81,568
Amgen, Inc. (Biotechnology)	6,227	1,582,653
Anthem, Inc. (Health Care Providers & Services)	2,673	717,941
Avantor, Inc.* (Life Sciences Tools & Services)	4,722	106,198
Baxter International, Inc. (Health Care Equipment & Supplies)	5,381	432,740
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	3,082	717,120
Biogen, Inc.* (Biotechnology)	1,682	477,150
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,928	146,682
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	227	117,009
Bio-Techne Corp. (Life Sciences Tools & Services)	409	101,322
Bluebird Bio, Inc.* (Biotechnology)	705	38,035
Blueprint Medicines Corp.* (Biotechnology)	589	54,600
Boston Scientific Corp.* (Health Care Equipment & Supplies)	15,211	581,212
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,962	1,444,669
Bruker Corp. (Life Sciences Tools & Services)	1,091	43,367
Catalent, Inc.* (Pharmaceuticals)	1,745	149,477
Centene Corp.* (Health Care Providers & Services)	6,161	359,371
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	528	119,566
Chemed Corp. (Health Care Providers & Services)	171	82,140
Cigna Corp. (Health Care Providers & Services)	3,903	661,207
Covetrus, Inc.* (Health Care Providers & Services)	1,045	25,498
CVS Health Corp. (Health Care Providers & Services)	13,913	812,519
Danaher Corp. (Health Care Equipment & Supplies)	6,712	1,445,295
DaVita, Inc.* (Health Care Providers & Services)	856	73,316
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	2,324	101,629
DexCom, Inc.* (Health Care Equipment & Supplies)	1,018	419,650
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	6,611	527,690
Elanco Animal Health, Inc.* (Pharmaceuticals)	3,480	97,196
Eli Lilly & Co. (Pharmaceuticals)	8,439	1,249,141
Emergent BioSolutions, Inc.* (Biotechnology)	477	49,288
Encompass Health Corp. (Health Care Providers & Services)	1,058	68,749
Exact Sciences Corp.* (Biotechnology)	1,596	162,712
Exelixis, Inc.* (Biotechnology)	3,286	80,343
FibroGen, Inc.* (Biotechnology)	884	36,350
Gilead Sciences, Inc. (Biotechnology)	13,330	842,323
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	802	39,715
Guardant Health, Inc.* (Health Care Providers & Services)	825	92,219
Haemonetics Corp.* (Health Care Equipment & Supplies)	539	47,028
HCA Healthcare, Inc. (Health Care Providers & Services)	2,803	349,478
HealthEquity, Inc.* (Health Care Providers & Services)	816	41,918
Henry Schein, Inc.* (Health Care Providers & Services)	1,518	89,228
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	709	59,209
Hologic, Inc.* (Health Care Equipment & Supplies)	2,754	183,058
Horizon Therapeutics PLC* (Pharmaceuticals)	2,247	174,547
Humana, Inc. (Health Care Providers & Services)	1,406	581,929
ICU Medical, Inc.* (Health Care Equipment & Supplies)	207	37,831
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	904	355,371
Illumina, Inc.* (Life Sciences Tools & Services)	1,551	479,383
Immunomedics, Inc.* (Biotechnology)	2,187	185,961
Incyte Corp.* (Biotechnology)	1,976	177,326
Insulet Corp.* (Health Care Equipment & Supplies)	699	165,376

 :: ProFund VP Health Care :: September 30, 2020

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	753	$35,557
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,243	881,958
Ionis Pharmaceuticals, Inc.* (Biotechnology)	1,487	70,558
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	2,033	320,462
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	590	84,128
Johnson & Johnson (Pharmaceuticals)	27,989	4,167,002
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	1,036	195,048
LHC Group, Inc.* (Health Care Providers & Services)	335	71,208
Masimo Corp.* (Health Care Equipment & Supplies)	537	126,764
McKesson Corp. (Health Care Providers & Services)	1,725	256,904
Medtronic PLC (Health Care Equipment & Supplies)	14,290	1,485,016
Merck & Co., Inc. (Pharmaceuticals)	26,889	2,230,443
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	255	246,266
Moderna, Inc.* (Biotechnology)	3,189	225,622
Molina Healthcare, Inc.* (Health Care Providers & Services)	630	115,315
Mylan N.V.* (Pharmaceuticals)	5,499	81,550
Nektar Therapeutics* (Pharmaceuticals)	1,903	31,571
Neogen Corp.*(a) (Health Care Equipment & Supplies)	564	44,133
Neurocrine Biosciences, Inc.* (Biotechnology)	991	95,295
Novavax, Inc.* (Biotechnology)	599	64,902
Novocure, Ltd.* (Health Care Equipment & Supplies)	893	99,400
NuVasive, Inc.* (Health Care Equipment & Supplies)	545	26,471
Penumbra, Inc.* (Health Care Equipment & Supplies)	357	69,394
Perrigo Co. PLC (Pharmaceuticals)	1,452	66,661
Pfizer, Inc. (Pharmaceuticals)	59,078	2,168,163
PPD, Inc.* (Life Sciences Tools & Services)	743	27,484
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	680	68,979
Premier, Inc. (Health Care Providers & Services)	752	24,688
Quest Diagnostics, Inc. (Health Care Providers & Services)	1,428	163,492
Quidel Corp.* (Health Care Equipment & Supplies)	405	88,849
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,111	621,916
Repligen Corp.* (Biotechnology)	518	76,426
ResMed, Inc. (Health Care Equipment & Supplies)	1,541	264,174
Royalty Pharma PLC - Class A (Pharmaceuticals)	856	36,012
Sarepta Therapeutics, Inc.* (Biotechnology)	836	117,399
Seattle Genetics, Inc.* (Biotechnology)	1,296	253,614
STERIS PLC (Health Care Equipment & Supplies)	904	159,276
Stryker Corp. (Health Care Equipment & Supplies)	3,474	723,877
Syneos Health, Inc.* (Life Sciences Tools & Services)	666	35,405
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	647	73,435
Teladoc Health, Inc.*(a) (Health Care Technology)	867	190,081
Teleflex, Inc. (Health Care Equipment & Supplies)	495	168,508
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,123	27,525
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	522	175,977
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	4,205	1,856,591
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	605	49,725
United Therapeutics Corp.* (Biotechnology)	472	47,672
UnitedHealth Group, Inc. (Health Care Providers & Services)	10,103	3,149,812
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	827	88,506
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	968	166,496
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,769	753,500
Vir Biotechnology, Inc.* (Biotechnology)	691	23,722
Waters Corp.* (Life Sciences Tools & Services)	658	128,757
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	785	215,797
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	2,202	299,780
Zoetis, Inc. (Pharmaceuticals)	5,051	835,284

TOTAL COMMON STOCKS (Cost $16,053,023)		46,407,274

	Principal Amount	Value
Repurchase Agreements(b) (2.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,259,001	$1,259,000	$1,259,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,259,000)		1,259,000

Collateral for Securities Loaned (0.4%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	99,070	$99,070
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	594	594
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	2,584	2,584
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	77,508	77,508
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $179,756)		179,756
TOTAL INVESTMENT SECURITIES (Cost $17,491,779) - 98.7%		47,846,030
Net other assets (liabilities) - 1.3%		617,883

NET ASSETS - 100.0%		$48,463,913

*	Non-income producing security.

(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $177,736.

(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

September 30, 2020 :: ProFund VP Health Care ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Health Care Index	Goldman Sachs International	10/23/20	0.60%	$1,852,628	$65,304

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Biotechnology	$8,511,961	17.6%
Health Care Equipment & Supplies	12,648,175	26.1%
Health Care Providers & Services	8,179,249	16.9%
Health Care Technology	190,081	0.4%
Life Sciences Tools & Services	4,061,964	8.4%
Pharmaceuticals	12,815,844	26.3%
Other**	2,056,639	4.3%
Total	$48,463,913	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,005	$321,161
A.O. Smith Corp. (Building Products)	470	24,816
Accenture PLC - Class A (IT Services)	2,214	500,342
Acuity Brands, Inc. (Electrical Equipment)	138	14,124
ADT, Inc. (Commercial Services & Supplies)	369	3,015
AECOM* (Construction & Engineering)	558	23,347
AGCO Corp. (Machinery)	214	15,894
Air Lease Corp. (Trading Companies & Distributors)	371	10,915
Allegion PLC (Building Products)	321	31,750
Allison Transmission Holdings, Inc. (Machinery)	393	13,810
Amcor PLC (Containers & Packaging)	5,457	60,300
AMETEK, Inc. (Electrical Equipment)	799	79,421
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	1,038	112,385
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	136	7,494
AptarGroup, Inc. (Containers & Packaging)	224	25,357
Armstrong World Industries, Inc. (Building Products)	166	11,422
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	270	21,238
ASGN, Inc.* (Professional Services)	182	11,568
Automatic Data Processing, Inc. (IT Services)	1,497	208,817
Avery Dennison Corp. (Containers & Packaging)	291	37,201
Avnet, Inc. (Electronic Equipment, Instruments & Components)	343	8,863
Axon Enterprise, Inc.* (Aerospace & Defense)	221	20,045
Ball Corp. (Containers & Packaging)	1,137	94,508
Berry Global Group, Inc.* (Containers & Packaging)	461	22,276
Black Knight, Inc.* (IT Services)	546	47,529
Broadridge Financial Solutions, Inc. (IT Services)	402	53,064
BWX Technologies, Inc. (Aerospace & Defense)	331	18,639
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	468	47,825
Carlisle Cos., Inc. (Industrial Conglomerates)	190	23,250
Carrier Global Corp. (Building Products)	2,831	86,459
Caterpillar, Inc. (Machinery)	1,884	281,000
Cimpress PLC* (Commercial Services & Supplies)	67	5,036
Cintas Corp. (Commercial Services & Supplies)	302	100,515
Clean Harbors, Inc.* (Commercial Services & Supplies)	177	9,917
Cognex Corp. (Electronic Equipment, Instruments & Components)	602	39,190
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	85	9,429
Colfax Corp.* (Machinery)	349	10,945
CoreLogic, Inc. (IT Services)	277	18,745
Corning, Inc. (Electronic Equipment, Instruments & Components)	2,647	85,789
Crane Co. (Machinery)	171	8,572
Crown Holdings, Inc.* (Containers & Packaging)	468	35,970
CSX Corp. (Road & Rail)	2,662	206,758
Cummins, Inc. (Machinery)	515	108,747
Curtiss-Wright Corp. (Aerospace & Defense)	145	13,523
Deere & Co. (Machinery)	1,091	241,799
Dolby Laboratories, Inc. - Class A (Electronic Equipment, Instruments & Components)	224	14,847
Donaldson Co., Inc. (Machinery)	438	20,332
Dover Corp. (Machinery)	501	54,278
Eagle Materials, Inc. (Construction Materials)	145	12,516
Eaton Corp. PLC (Electrical Equipment)	1,393	142,127
EMCOR Group, Inc. (Construction & Engineering)	191	12,933
Emerson Electric Co. (Electrical Equipment)	2,080	136,386
EnerSys (Electrical Equipment)	147	9,867
Equifax, Inc. (Professional Services)	423	66,369
Euronet Worldwide, Inc.* (IT Services)	182	16,580
Expeditors International of Washington, Inc. (Air Freight & Logistics)	584	52,864
Fastenal Co. (Trading Companies & Distributors)	1,996	90,000
FedEx Corp. (Air Freight & Logistics)	839	211,025
Fidelity National Information Services, Inc. (IT Services)	2,157	317,532
Fiserv, Inc.* (IT Services)	1,934	199,299
FleetCor Technologies, Inc.* (IT Services)	292	69,525
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	457	16,383
Flowserve Corp. (Machinery)	451	12,308
Fortive Corp. (Machinery)	1,174	89,471
Fortune Brands Home & Security, Inc. (Building Products)	482	41,703
FTI Consulting, Inc.* (Professional Services)	128	13,564
Gates Industrial Corp. PLC* (Machinery)	150	1,668
Generac Holdings, Inc.* (Electrical Equipment)	218	42,214
General Dynamics Corp. (Aerospace & Defense)	809	111,990
General Electric Co. (Industrial Conglomerates)	30,463	189,784
Genpact, Ltd. (IT Services)	616	23,993
Global Payments, Inc. (IT Services)	1,041	184,861
Graco, Inc. (Machinery)	580	35,583
Graphic Packaging Holding Co. (Containers & Packaging)	968	13,639
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	563	23,218

:: ProFund VP Industrials :: September 30, 2020

Common Stocks, continued

	Shares	Value
HEICO Corp. (Aerospace & Defense)	146	$15,280
HEICO Corp. - Class A (Aerospace & Defense)	255	22,608
Hexcel Corp. (Aerospace & Defense)	290	9,730
Honeywell International, Inc. (Industrial Conglomerates)	2,442	401,978
Howmet Aerospace, Inc.* (Aerospace & Defense)	1,365	22,823
Hubbell, Inc. (Electrical Equipment)	189	25,863
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	141	19,846
IDEX Corp. (Machinery)	263	47,974
Illinois Tool Works, Inc. (Machinery)	1,001	193,403
Ingersoll Rand, Inc.* (Machinery)	1,290	45,924
Insperity, Inc. (Professional Services)	126	8,252
International Paper Co. (Containers & Packaging)	1,368	55,459
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	125	21,246
Itron, Inc.* (Electronic Equipment, Instruments & Components)	139	8,443
ITT, Inc. (Machinery)	300	17,715
J.B. Hunt Transport Services, Inc. (Road & Rail)	291	36,777
Jabil, Inc. (Electronic Equipment, Instruments & Components)	471	16,136
Jack Henry & Associates, Inc. (IT Services)	266	43,249
Jacobs Engineering Group, Inc. (Construction & Engineering)	452	41,931
Johnson Controls International PLC (Building Products)	2,588	105,720
Kansas City Southern Industries, Inc. (Road & Rail)	330	59,674
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	651	64,306
Kirby Corp.* (Marine)	207	7,487
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	437	17,786
L3Harris Technologies, Inc. (Aerospace & Defense)	752	127,720
Landstar System, Inc. (Road & Rail)	135	16,941
Lennox International, Inc. (Building Products)	122	33,258
Lincoln Electric Holdings, Inc. (Machinery)	207	19,052
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	85	15,074
Lockheed Martin Corp. (Aerospace & Defense)	856	328,087
Louisiana-Pacific Corp. (Paper & Forest Products)	388	11,450
Macquarie Infrastructure Corp. (Transportation Infrastructure)	253	6,803
ManpowerGroup, Inc. (Professional Services)	203	14,886
Martin Marietta Materials, Inc. (Construction Materials)	216	50,838
Masco Corp. (Building Products)	910	50,168
MasTec, Inc.* (Construction & Engineering)	194	8,187
MAXIMUS, Inc. (IT Services)	214	14,640
Mercury Systems, Inc.* (Aerospace & Defense)	195	15,105
MSA Safety, Inc. (Commercial Services & Supplies)	127	17,040
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	158	9,998
National Instruments Corp. (Electronic Equipment, Instruments & Components)	457	16,315
Navistar International Corp.* (Machinery)	173	7,532
Nielsen Holdings PLC (Professional Services)	1,239	17,569
Nordson Corp. (Machinery)	188	36,062
Norfolk Southern Corp. (Road & Rail)	888	190,023
Northrop Grumman Corp. (Aerospace & Defense)	539	170,049
nVent Electric PLC (Electrical Equipment)	590	10,437
Old Dominion Freight Line, Inc. (Road & Rail)	336	60,789
Oshkosh Corp. (Machinery)	238	17,493
Otis Worldwide Corp. (Machinery)	1,416	88,387
Owens Corning (Building Products)	375	25,804
PACCAR, Inc. (Machinery)	1,205	102,762
Packaging Corp. of America (Containers & Packaging)	331	36,096
Parker-Hannifin Corp. (Machinery)	446	90,244
Paychex, Inc. (IT Services)	1,114	88,864
PayPal Holdings, Inc.* (IT Services)	4,085	804,867
Pentair PLC (Machinery)	577	26,409
PerkinElmer, Inc. (Life Sciences Tools & Services)	389	48,823
Quanta Services, Inc. (Construction & Engineering)	480	25,373
Raytheon Technologies Corp. (Aerospace & Defense)	5,316	305,882
Regal Beloit Corp. (Electrical Equipment)	141	13,236
Republic Services, Inc. - Class A (Commercial Services & Supplies)	731	68,239
Robert Half International, Inc. (Professional Services)	399	21,123
Rockwell Automation, Inc. (Electrical Equipment)	405	89,375
Roper Technologies, Inc. (Industrial Conglomerates)	365	144,215
Sealed Air Corp. (Containers & Packaging)	540	20,957
Sensata Technologies Holding PLC* (Electrical Equipment)	546	23,554
Silgan Holdings, Inc. (Containers & Packaging)	273	10,038
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	153	18,658
Snap-on, Inc. (Machinery)	190	27,955
Sonoco Products Co. (Containers & Packaging)	349	17,823
Square, Inc.* - Class A (IT Services)	1,293	210,177
Stericycle, Inc.* (Commercial Services & Supplies)	318	20,053
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,149	112,303
Teledyne Technologies, Inc.* (Aerospace & Defense)	129	40,017
Tetra Tech, Inc. (Commercial Services & Supplies)	188	17,954
Textron, Inc. (Aerospace & Defense)	792	28,583
The Boeing Co. (Aerospace & Defense)	1,847	305,235
The Middleby Corp.* (Machinery)	194	17,404
The Sherwin-Williams Co. (Chemicals)	286	199,268
The Timken Co. (Machinery)	235	12,742
The Toro Co. (Machinery)	373	31,313

September 30, 2020 :: ProFund VP International ::

Common Stocks, continued

	Shares	Value
The Western Union Co. (IT Services)	1,429	$30,623
Trane Technologies PLC (Building Products)	834	101,123
TransDigm Group, Inc. (Aerospace & Defense)	189	89,798
TransUnion (Professional Services)	661	55,610
Trex Co., Inc.* (Building Products)	404	28,926
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	871	42,418
TriNet Group, Inc.* (Professional Services)	140	8,305
Union Pacific Corp. (Road & Rail)	2,364	465,400
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	2,462	410,243
United Rentals, Inc.* (Trading Companies & Distributors)	250	43,625
Univar Solutions, Inc.* (Trading Companies & Distributors)	587	9,909
Valmont Industries, Inc. (Construction & Engineering)	74	9,189
Verisk Analytics, Inc. - Class A (Professional Services)	565	104,699
Vulcan Materials Co. (Construction Materials)	460	62,349
W.W. Grainger, Inc. (Trading Companies & Distributors)	156	55,656
Waste Management, Inc. (Commercial Services & Supplies)	1,353	153,118
Watsco, Inc. (Trading Companies & Distributors)	114	26,549
Westinghouse Air Brake Technologies Corp. (Machinery)	622	38,489
WestRock Co. (Containers & Packaging)	902	31,335
WEX, Inc.* (IT Services)	153	21,262
Woodward, Inc. (Machinery)	202	16,192
XPO Logistics, Inc.* (Air Freight & Logistics)	317	26,837
Xylem, Inc. (Machinery)	627	52,743
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	186	46,958

TOTAL COMMON STOCKS
(Cost $4,708,567)		12,959,844

	Principal Amount	Value
Repurchase Agreements(a) (1.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $171,000	$171,000	$171,000
TOTAL REPURCHASE AGREEMENTS
(Cost $171,000)		171,000
TOTAL INVESTMENT SECURITIES
(Cost $4,879,567) - 100.9%		13,130,844
Net other assets (liabilities) - (0.9)%		(123,337)

NET ASSETS - 100.0%		$13,007,507

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Industrials :: September 30, 2020

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Industrials Index	Goldman Sachs International	10/23/20	0.60%	$144,317	$4,218

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$1,664,960	12.8%
Air Freight & Logistics	748,794	5.8%
Building Products	541,149	4.2%
Chemicals	199,268	1.5%
Commercial Services & Supplies	394,887	3.0%
Construction & Engineering	120,960	0.9%
Construction Materials	125,703	1.0%
Containers & Packaging	460,959	3.5%
Electrical Equipment	586,604	4.5%
Electronic Equipment, Instruments & Components	651,323	5.0%
Industrial Conglomerates	1,080,388	8.3%
IT Services	2,853,969	21.9%
Life Sciences Tools & Services	48,823	0.4%
Machinery	1,784,202	13.6%
Marine	7,487	0.1%
Paper & Forest Products	11,450	0.1%
Professional Services	321,945	2.5%
Road & Rail	1,054,148	8.1%
Trading Companies & Distributors	296,022	2.3%
Transportation Infrastructure	6,803	0.1%
Other**	47,663	0.4%
Total	$13,007,507	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (101.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $4,957,003	$4,957,000	$4,957,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,957,000)		4,957,000
TOTAL INVESTMENT SECURITIES
(Cost $4,957,000) - 101.1%		4,957,000
Net other assets (liabilities) - (1.1)%		(54,179)

NET ASSETS - 100.0%		$4,902,821

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $922,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/20	0.40%	$2,817,941	$(19,724)
MSCI EAFE Index	UBS AG	10/27/20	0.90%	2,084,467	(14,649)
				$4,902,408	$(34,373)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.3%)

	Shares	Value
2U, Inc.* (Software)	4,742	$160,564
8x8, Inc.* (Software)	9,320	144,926
Akamai Technologies, Inc.* (IT Services)	3,615	399,602
Alphabet, Inc.* - Class A (Interactive Media & Services)	586	858,842
Alphabet, Inc.* - Class C (Interactive Media & Services)	572	840,611
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	652	2,052,972
Arista Networks, Inc.* (Communications Equipment)	1,537	318,051
Box, Inc.* - Class A (Software)	9,503	164,972
Ciena Corp.* (Communications Equipment)	6,050	240,125
Cisco Systems, Inc. (Communications Equipment)	23,847	939,333
Citrix Systems, Inc. (Software)	2,765	380,768
Cloudera, Inc.* (Software)	14,653	159,571
CommScope Holding Co., Inc.* (Communications Equipment)	15,980	143,820
Coupa Software, Inc.* (Software)	1,502	411,908
DocuSign, Inc.* (Software)	2,644	569,095
Dropbox, Inc.* (Software)	12,049	232,064
E*TRADE Financial Corp. (Capital Markets)	6,177	309,159
eBay, Inc. (Internet & Direct Marketing Retail)	10,057	523,970
Etsy, Inc.* (Internet & Direct Marketing Retail)	3,092	376,080
Expedia Group, Inc. (Internet & Direct Marketing Retail)	3,513	322,107
Facebook, Inc.* - Class A (Interactive Media & Services)	5,696	1,491,782
GoDaddy, Inc.* - Class A (IT Services)	4,429	336,471
Grubhub, Inc.* (Internet & Direct Marketing Retail)	3,637	263,064
HubSpot, Inc.* (Software)	1,172	342,494
Juniper Networks, Inc. (Communications Equipment)	11,828	254,302
Match Group, Inc.* (Interactive Media & Services)	4,535	501,798
Netflix, Inc.* (Entertainment)	2,141	1,070,564
Okta, Inc.* (IT Services)	2,220	474,747
PayPal Holdings, Inc.* (IT Services)	5,592	1,101,792
Pinterest, Inc.* - Class A (Interactive Media & Services)	10,711	444,614
salesforce.com, Inc.* (Software)	4,341	1,090,981
Smartsheet, Inc.* (Software)	4,867	240,527
Snap, Inc.* (Interactive Media & Services)	18,046	471,181
TD Ameritrade Holding Corp. (Capital Markets)	8,553	334,850
Teladoc Health, Inc.*(a) (Health Care Technology)	1,893	415,021
Twitter, Inc.* (Interactive Media & Services)	12,834	571,113
Veeva Systems, Inc.* - Class A (Health Care Technology)	2,010	565,192
VeriSign, Inc.* (IT Services)	2,085	427,112
Vonage Holdings Corp.* (Diversified Telecommunication Services)	16,454	168,324
Workday, Inc.* - Class A (Software)	2,588	556,756
Zoom Video Communications, Inc.* - Class A (Software)	2,009	944,451

TOTAL COMMON STOCKS (Cost $8,462,526)		21,615,676

	Principal Amount	Value
Repurchase Agreements(b) (2.9%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $649,000	$649,000	$649,000
TOTAL REPURCHASE AGREEMENTS (Cost $649,000)		649,000

Collateral for Securities Loaned (1.6%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	198,722	$198,722
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	1,191	1,191
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	5,182	5,182
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	155,471	155,471
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $360,566)		360,566
TOTAL INVESTMENT SECURITIES (Cost $9,472,092) - 101.8%		22,625,242
Net other assets (liabilities) - (1.8)%		(403,633)

NET ASSETS - 100.0%		$22,221,609

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $356,484.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Internet :: September 30, 2020

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	10/23/20	0.60%	$608,702	$20,201

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Capital Markets	$644,009	2.9%
Communications Equipment	1,895,631	8.5%
Diversified Telecommunication Services	168,324	0.8%
Entertainment	1,070,564	4.8%
Health Care Technology	980,213	4.4%
Interactive Media & Services	5,179,941	23.3%
Internet & Direct Marketing Retail	3,538,193	15.9%
IT Services	2,739,724	12.3%
Software	5,399,077	24.4%
Other**	605,933	2.7%
Total	$22,221,609	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a) (82.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $7,294,005	$7,294,000	$7,294,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,294,000)		7,294,000
TOTAL INVESTMENT SECURITIES (Cost $7,294,000) - 82.7%		7,294,000
Net other assets (liabilities) - 17.3%		1,528,888

NET ASSETS - 100.0%		$8,822,888

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	74	12/11/20	$8,628,400	$59,213

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	10/27/20	0.50%	$180,647	$(1,709)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	1,592	$173,258
AbbVie, Inc. (Biotechnology)	1,449	126,918
ABIOMED, Inc.* (Health Care Equipment & Supplies)	39	10,805
Accenture PLC - Class A (IT Services)	622	140,566
Adobe, Inc.* (Software)	745	365,370
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,820	149,222
Agilent Technologies, Inc. (Life Sciences Tools & Services)	272	27,456
Air Products & Chemicals, Inc. (Chemicals)	342	101,868
Akamai Technologies, Inc.* (IT Services)	182	20,118
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	98	15,680
Alexion Pharmaceuticals, Inc.* (Biotechnology)	197	22,543
Align Technology, Inc.* (Health Care Equipment & Supplies)	111	36,337
Allegion PLC (Building Products)	142	14,045
Alphabet, Inc.* - Class A (Interactive Media & Services)	465	681,504
Alphabet, Inc.* - Class C (Interactive Media & Services)	456	670,138
Altria Group, Inc. (Tobacco)	1,124	43,431
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	659	2,075,013
American Express Co. (Consumer Finance)	607	60,852
American Tower Corp. (Equity Real Estate Investment Trusts)	688	166,311
American Water Works Co., Inc. (Water Utilities)	140	20,283
Ameriprise Financial, Inc. (Capital Markets)	122	18,801
AMETEK, Inc. (Electrical Equipment)	356	35,386
Amgen, Inc. (Biotechnology)	535	135,975
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	462	50,021
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	572	66,775
ANSYS, Inc.* (Software)	133	43,522
Aon PLC (Insurance)	227	46,830
Apache Corp. (Oil, Gas & Consumable Fuels)	366	3,466
Apple, Inc. (Technology Hardware, Storage & Peripherals)	24,920	2,885,985
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	1,416	84,181
Arista Networks, Inc.* (Communications Equipment)	86	17,796
Arthur J. Gallagher & Co. (Insurance)	152	16,048
Autodesk, Inc.* (Software)	339	78,312
Automatic Data Processing, Inc. (IT Services)	414	57,749
AutoZone, Inc.* (Specialty Retail)	37	43,573
Avery Dennison Corp. (Containers & Packaging)	91	11,633
Ball Corp. (Containers & Packaging)	360	29,924
Baxter International, Inc. (Health Care Equipment & Supplies)	353	28,388
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	23	11,856
BlackRock, Inc. - Class A (Capital Markets)	112	63,118
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	63	107,773
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	96	7,709
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,309	50,017
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,922	115,877
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	623	226,971
Broadridge Financial Solutions, Inc. (IT Services)	125	16,500
Brown-Forman Corp. - Class B (Beverages)	282	21,240
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	392	6,805
Cadence Design Systems, Inc.* (Software)	432	46,064
Campbell Soup Co. (Food Products)	138	6,675
CarMax, Inc.* (Specialty Retail)	253	23,253
Carrier Global Corp. (Building Products)	671	20,492
Catalent, Inc.* (Pharmaceuticals)	259	22,186
Caterpillar, Inc. (Machinery)	495	73,828
CBOE Global Markets, Inc. (Capital Markets)	168	14,740
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	520	24,424
CDW Corp. (Electronic Equipment, Instruments & Components)	221	26,416
Celanese Corp. - Series A (Chemicals)	184	19,771
Cerner Corp. (Health Care Technology)	299	21,615
Charter Communications, Inc.* - Class A (Media)	232	144,847
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	43	53,480
Church & Dwight Co., Inc. (Household Products)	207	19,398
Cincinnati Financial Corp. (Insurance)	107	8,343
Cintas Corp. (Commercial Services & Supplies)	135	44,933
Citrix Systems, Inc. (Software)	99	13,633
CME Group, Inc. (Capital Markets)	283	47,349
Colgate-Palmolive Co. (Household Products)	597	46,059
Comcast Corp. - Class A (Media)	3,957	183,051
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,663	54,614
Copart, Inc.* (Commercial Services & Supplies)	320	33,651
Corning, Inc. (Electronic Equipment, Instruments & Components)	556	18,020
Costco Wholesale Corp. (Food & Staples Retailing)	403	143,065
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	378	62,937
CSX Corp. (Road & Rail)	592	45,981

:: ProFund VP Large-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
Cummins, Inc. (Machinery)	144	$30,407
D.R. Horton, Inc. (Household Durables)	514	38,873
Danaher Corp. (Health Care Equipment & Supplies)	626	134,797
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	91	9,167
Deere & Co. (Machinery)	287	63,608
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	179	7,828
DexCom, Inc.* (Health Care Equipment & Supplies)	149	61,422
Discover Financial Services (Consumer Finance)	295	17,045
Dollar General Corp. (Multiline Retail)	386	80,914
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	61	25,942
Dover Corp. (Machinery)	131	14,193
Dow, Inc. (Chemicals)	1,149	54,060
Duke Realty Corp. (Equity Real Estate Investment Trusts)	340	12,546
eBay, Inc. (Internet & Direct Marketing Retail)	1,031	53,715
Ecolab, Inc. (Chemicals)	196	39,169
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	964	76,946
Electronic Arts, Inc.* (Entertainment)	237	30,907
Eli Lilly & Co. (Pharmaceuticals)	677	100,210
Emerson Electric Co. (Electrical Equipment)	501	32,851
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	453	16,281
Equifax, Inc. (Professional Services)	113	17,730
Equinix, Inc. (Equity Real Estate Investment Trusts)	137	104,138
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	52	10,441
Etsy, Inc.* (Internet & Direct Marketing Retail)	189	22,988
Expeditors International of Washington, Inc. (Air Freight & Logistics)	135	12,220
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	117	12,518
Facebook, Inc.* - Class A (Interactive Media & Services)	3,727	976,100
Fastenal Co. (Trading Companies & Distributors)	623	28,091
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	46	3,378
First Republic Bank (Banks)	130	14,178
Fiserv, Inc.* (IT Services)	862	88,829
FleetCor Technologies, Inc.* (IT Services)	130	30,953
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	98	3,513
FMC Corp. (Chemicals)	201	21,288
Fortinet, Inc.* (Software)	208	24,504
Fortune Brands Home & Security, Inc. (Building Products)	213	18,429
Freeport-McMoRan, Inc. (Metals & Mining)	1,241	19,409
Garmin, Ltd. (Household Durables)	231	21,913
Gartner, Inc.* (IT Services)	138	17,243
Global Payments, Inc. (IT Services)	228	40,488
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	393	10,670
Hess Corp. (Oil, Gas & Consumable Fuels)	424	17,354
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	430	36,688
Hologic, Inc.* (Health Care Equipment & Supplies)	216	14,358
Honeywell International, Inc. (Industrial Conglomerates)	500	82,305
Howmet Aerospace, Inc.* (Aerospace & Defense)	306	5,116
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	37	5,208
IDEX Corp. (Machinery)	66	12,039
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	131	51,497
IHS Markit, Ltd. (Professional Services)	422	33,131
Illinois Tool Works, Inc. (Machinery)	272	52,553
Illumina, Inc.* (Life Sciences Tools & Services)	136	42,035
Incyte Corp.* (Biotechnology)	289	25,935
Ingersoll Rand, Inc.* (Machinery)	421	14,988
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,758	194,589
Intercontinental Exchange, Inc. (Capital Markets)	479	47,924
Intuit, Inc. (Software)	405	132,115
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	182	129,136
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	27	4,589
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	204	32,157
J.B. Hunt Transport Services, Inc. (Road & Rail)	76	9,605
Jack Henry & Associates, Inc. (IT Services)	62	10,081
Johnson & Johnson (Pharmaceuticals)	1,713	255,032
JPMorgan Chase & Co. (Banks)	2,268	218,340
Kansas City Southern Industries, Inc. (Road & Rail)	146	26,401
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	291	28,745
Kimberly-Clark Corp. (Household Products)	260	38,392
KLA Corp. (Semiconductors & Semiconductor Equipment)	240	46,498
L3Harris Technologies, Inc. (Aerospace & Defense)	335	56,896
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	226	74,976
Lamb Weston Holding, Inc. (Food Products)	124	8,217
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	290	13,531
Leggett & Platt, Inc. (Household Durables)	135	5,558
Leidos Holdings, Inc. (IT Services)	103	9,182
Linde PLC (Chemicals)	579	137,877
Live Nation Entertainment, Inc.* (Entertainment)	148	7,974
LKQ Corp.* (Distributors)	227	6,295
Lockheed Martin Corp. (Aerospace & Defense)	382	146,413
Lowe's Cos., Inc. (Specialty Retail)	774	128,376
MarketAxess Holdings, Inc. (Capital Markets)	59	28,414
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	412	38,173
Marsh & McLennan Cos., Inc. (Insurance)	479	54,941

September 30, 2020 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued

	Shares	Value
Martin Marietta Materials, Inc. (Construction Materials)	96	$22,595
Masco Corp. (Building Products)	407	22,438
MasterCard, Inc. - Class A (IT Services)	1,370	463,293
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	183	12,373
McCormick & Co., Inc. (Food Products)	97	18,828
McDonald's Corp. (Hotels, Restaurants & Leisure)	509	111,720
Merck & Co., Inc. (Pharmaceuticals)	2,157	178,923
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	23	22,212
MGM Resorts International (Hotels, Restaurants & Leisure)	390	8,483
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	392	40,282
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	1,722	80,865
Microsoft Corp. (Software)	11,730	2,467,171
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	80	9,276
Monster Beverage Corp.* (Beverages)	383	30,717
Moody's Corp. (Capital Markets)	251	72,752
Motorola Solutions, Inc. (Communications Equipment)	264	41,398
MSCI, Inc. - Class A (Capital Markets)	129	46,025
Nasdaq, Inc. (Capital Markets)	85	10,430
National Oilwell Varco, Inc. (Energy Equipment & Services)	189	1,712
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	161	7,058
Netflix, Inc.* (Entertainment)	684	342,021
NextEra Energy, Inc. (Electric Utilities)	402	111,580
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,292	162,197
Norfolk Southern Corp. (Road & Rail)	214	45,794
Northrop Grumman Corp. (Aerospace & Defense)	240	75,718
NortonLifelock, Inc. (Software)	570	11,879
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	380	11,681
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	956	517,405
NVR, Inc.* (Household Durables)	6	24,499
Old Dominion Freight Line, Inc. (Road & Rail)	150	27,138
Oracle Corp. (Software)	1,798	107,341
O'Reilly Automotive, Inc.* (Specialty Retail)	114	52,563
Otis Worldwide Corp. (Machinery)	335	20,911
PACCAR, Inc. (Machinery)	536	45,710
Parker-Hannifin Corp. (Machinery)	110	22,257
Paychex, Inc. (IT Services)	333	26,563
Paycom Software, Inc.* (Software)	76	23,659
PayPal Holdings, Inc.* (IT Services)	1,817	358,004
PepsiCo, Inc. (Beverages)	1,029	142,619
PerkinElmer, Inc. (Life Sciences Tools & Services)	98	12,300
Philip Morris International, Inc. (Tobacco)	1,063	79,715
Phillips 66 (Oil, Gas & Consumable Fuels)	338	17,522
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	158	13,586
PPG Industries, Inc. (Chemicals)	188	22,951
Prologis, Inc. (Equity Real Estate Investment Trusts)	652	65,604
Public Storage (Equity Real Estate Investment Trusts)	103	22,940
PulteGroup, Inc. (Household Durables)	416	19,257
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	177	22,835
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,748	205,705
Quanta Services, Inc. (Construction & Engineering)	97	5,127
Raytheon Technologies Corp. (Aerospace & Defense)	1,255	72,213
Realty Income Corp. (Equity Real Estate Investment Trusts)	240	14,580
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	109	61,016
Republic Services, Inc. - Class A (Commercial Services & Supplies)	151	14,096
ResMed, Inc. (Health Care Equipment & Supplies)	225	38,572
Rockwell Automation, Inc. (Electrical Equipment)	102	22,509
Rollins, Inc. (Commercial Services & Supplies)	107	5,798
Roper Technologies, Inc. (Industrial Conglomerates)	163	64,403
Ross Stores, Inc. (Specialty Retail)	552	51,513
S&P Global, Inc. (Capital Markets)	373	134,505
salesforce.com, Inc.* (Software)	1,410	354,361
SBA Communications Corp. (Equity Real Estate Investment Trusts)	173	55,097
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	207	10,199
Sempra Energy (Multi-Utilities)	201	23,790
ServiceNow, Inc.* (Software)	298	144,530
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	190	12,289
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	151	21,971
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,811	155,601
STERIS PLC (Health Care Equipment & Supplies)	71	12,509
Stryker Corp. (Health Care Equipment & Supplies)	335	69,804
SVB Financial Group* (Banks)	53	12,753
Synchrony Financial (Consumer Finance)	843	22,061
Synopsys, Inc.* (Software)	236	50,499
Sysco Corp. (Food & Staples Retailing)	355	22,088
T. Rowe Price Group, Inc. (Capital Markets)	261	33,465
Take-Two Interactive Software, Inc.* (Entertainment)	177	29,244
Target Corp. (Multiline Retail)	496	78,080
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	256	25,021
Teledyne Technologies, Inc.* (Aerospace & Defense)	57	17,682
Teleflex, Inc. (Health Care Equipment & Supplies)	72	24,510
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	262	20,819

:: ProFund VP Large-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	881	$125,798
The Boeing Co. (Aerospace & Defense)	362	59,824
The Charles Schwab Corp. (Capital Markets)	1,313	47,570
The Coca-Cola Co. (Beverages)	2,397	118,340
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	43	14,496
The Estee Lauder Co., Inc. (Personal Products)	349	76,169
The Hershey Co. (Food Products)	153	21,931
The Home Depot, Inc. (Specialty Retail)	1,185	329,086
The Procter & Gamble Co. (Household Products)	2,238	311,059
The Progressive Corp. (Insurance)	554	52,447
The Sherwin-Williams Co. (Chemicals)	127	88,486
The TJX Cos., Inc. (Specialty Retail)	1,858	103,398
The Walt Disney Co. (Entertainment)	1,709	212,053
The Western Union Co. (IT Services)	638	13,672
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	614	271,092
Tiffany & Co. (Specialty Retail)	166	19,231
Tractor Supply Co. (Specialty Retail)	89	12,757
Trane Technologies PLC (Building Products)	230	27,888
TransDigm Group, Inc. (Aerospace & Defense)	86	40,860
Tyler Technologies, Inc.* (Software)	62	21,611
Tyson Foods, Inc. - Class A (Food Products)	219	13,026
UDR, Inc. (Equity Real Estate Investment Trusts)	216	7,044
Ulta Beauty, Inc.* (Specialty Retail)	48	10,751
Union Pacific Corp. (Road & Rail)	652	128,359
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	493	82,149
United Rentals, Inc.* (Trading Companies & Distributors)	112	19,544
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	78	13,416
VeriSign, Inc.* (IT Services)	84	17,207
Verisk Analytics, Inc. - Class A (Professional Services)	173	32,059
Vertex Pharmaceuticals, Inc.* (Biotechnology)	403	109,664
VF Corp. (Textiles, Apparel & Luxury Goods)	263	18,476
Visa, Inc. - Class A (IT Services)	2,613	522,523
Vulcan Materials Co. (Construction Materials)	205	27,785
Waste Management, Inc. (Commercial Services & Supplies)	349	39,496
Waters Corp.* (Life Sciences Tools & Services)	59	11,545
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	114	31,339
Willis Towers Watson PLC (Insurance)	95	19,838
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	151	10,843
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	280	5,256
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	235	24,496
Xylem, Inc. (Machinery)	164	13,796
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	467	42,637
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	84	21,207
Zoetis, Inc. (Pharmaceuticals)	738	122,043

TOTAL COMMON STOCKS (Cost $10,401,600)		26,379,787

	Principal Amount	Value
Repurchase Agreements(a) (0.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $92,000	$92,000	$92,000
TOTAL REPURCHASE AGREEMENTS (Cost $92,000)		92,000
TOTAL INVESTMENT SECURITIES (Cost $10,493,600) - 100.3%		26,471,787
Net other assets (liabilities) - (0.3)%		(70,828)

NET ASSETS - 100.0%		$26,400,959

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

September 30, 2020 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$479,930	1.8%
Air Freight & Logistics	94,369	0.4%
Banks	245,271	0.9%
Beverages	312,916	1.2%
Biotechnology	482,051	1.8%
Building Products	103,292	0.4%
Capital Markets	565,093	2.1%
Chemicals	485,470	1.8%
Commercial Services & Supplies	137,974	0.5%
Communications Equipment	59,194	0.2%
Construction & Engineering	5,127	NM
Construction Materials	50,380	0.2%
Consumer Finance	99,958	0.4%
Containers & Packaging	41,557	0.2%
Distributors	6,295	NM
Electric Utilities	111,580	0.4%
Electrical Equipment	90,746	0.3%
Electronic Equipment, Instruments & Components	177,532	0.7%
Energy Equipment & Services	1,712	NM
Entertainment	622,199	2.4%
Equity Real Estate Investment Trusts	593,158	2.2%
Food & Staples Retailing	165,153	0.6%
Food Products	68,677	0.3%
Health Care Equipment & Supplies	979,435	3.8%
Health Care Technology	21,615	0.1%
Hotels, Restaurants & Leisure	506,265	1.9%
Household Durables	110,100	0.4%
Household Products	414,908	1.5%
Independent Power and Renewable Electricity Producers	11,681	NM
Industrial Conglomerates	146,708	0.6%
Insurance	198,447	0.8%
Interactive Media & Services	2,327,742	8.8%
Internet & Direct Marketing Retail	2,259,489	8.6%
IT Services	1,832,971	6.9%
Life Sciences Tools & Services	430,653	1.6%
Machinery	364,290	1.4%
Media	327,898	1.2%
Metals & Mining	19,409	0.1%
Multiline Retail	158,994	0.6%
Multi-Utilities	23,790	0.1%
Oil, Gas & Consumable Fuels	129,628	0.5%
Personal Products	76,169	0.3%
Pharmaceuticals	794,271	3.0%
Professional Services	82,920	0.3%
Real Estate Management & Development	24,424	0.1%
Road & Rail	283,278	1.1%
Semiconductors & Semiconductor Equipment	1,915,761	7.3%
Software	3,884,571	14.8%
Specialty Retail	774,501	2.9%
Technology Hardware, Storage & Peripherals	2,908,498	11.0%
Textiles, Apparel & Luxury Goods	180,673	0.7%
Tobacco	123,146	0.5%
Trading Companies & Distributors	47,635	0.2%
Water Utilities	20,283	0.1%
Other**	21,172	NM
Total	$26,400,959	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2020 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3M Co. (Industrial Conglomerates)	612	$98,031
A.O. Smith Corp. (Building Products)	144	7,603
Abbott Laboratories (Health Care Equipment & Supplies)	790	85,975
AbbVie, Inc. (Biotechnology)	881	77,167
ABIOMED, Inc.* (Health Care Equipment & Supplies)	20	5,541
Accenture PLC - Class A (IT Services)	250	56,498
Activision Blizzard, Inc. (Entertainment)	820	66,379
Advance Auto Parts, Inc. (Specialty Retail)	73	11,206
Aflac, Inc. (Insurance)	704	25,590
Agilent Technologies, Inc. (Life Sciences Tools & Services)	141	14,233
Akamai Technologies, Inc.* (IT Services)	49	5,416
Alaska Air Group, Inc. (Airlines)	131	4,799
Albemarle Corp. (Chemicals)	113	10,089
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	57	9,120
Alexion Pharmaceuticals, Inc.* (Biotechnology)	97	11,100
Alliant Energy Corp. (Electric Utilities)	265	13,687
Altria Group, Inc. (Tobacco)	1,205	46,561
Amcor PLC (Containers & Packaging)	1,667	18,421
Ameren Corp. (Multi-Utilities)	263	20,798
American Airlines Group, Inc.(a) (Airlines)	541	6,649
American Electric Power Co., Inc. (Electric Utilities)	527	43,072
American Express Co. (Consumer Finance)	278	27,870
American International Group, Inc. (Insurance)	915	25,190
American Water Works Co., Inc. (Water Utilities)	96	13,908
Ameriprise Financial, Inc. (Capital Markets)	45	6,935
AmerisourceBergen Corp. (Health Care Providers & Services)	156	15,120
Amgen, Inc. (Biotechnology)	255	64,811
Anthem, Inc. (Health Care Providers & Services)	267	71,714
Aon PLC (Insurance)	92	18,980
Apache Corp. (Oil, Gas & Consumable Fuels)	152	1,439
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	158	5,328
Aptiv PLC (Auto Components)	287	26,312
Archer-Daniels-Midland Co. (Food Products)	590	27,429
Arthur J. Gallagher & Co. (Insurance)	99	10,452
Assurant, Inc. (Insurance)	63	7,643
AT&T, Inc. (Diversified Telecommunication Services)	7,570	215,821
Atmos Energy Corp. (Gas Utilities)	131	12,522
Automatic Data Processing, Inc. (IT Services)	173	24,132
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	150	22,401
Avery Dennison Corp. (Containers & Packaging)	25	3,196
Baker Hughes Co. - Class A (Energy Equipment & Services)	698	9,276
Ball Corp. (Containers & Packaging)	100	8,312
Bank of America Corp. (Banks)	8,101	195,154
Baxter International, Inc. (Health Care Equipment & Supplies)	296	23,804
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	308	71,665
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	2,107	448,665
Best Buy Co., Inc. (Specialty Retail)	244	27,155
Biogen, Inc.* (Biotechnology)	168	47,658
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	7	3,608
BlackRock, Inc. - Class A (Capital Markets)	74	41,703
BorgWarner, Inc. (Auto Components)	220	8,523
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	85	6,826
Boston Scientific Corp.* (Health Care Equipment & Supplies)	623	23,805
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,078	64,993
Broadridge Financial Solutions, Inc. (IT Services)	37	4,884
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	143	14,613
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	157	2,726
Campbell Soup Co. (Food Products)	121	5,853
Capital One Financial Corp. (Consumer Finance)	485	34,851
Cardinal Health, Inc. (Health Care Providers & Services)	311	14,601
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	551	8,364
Carrier Global Corp. (Building Products)	406	12,399
Caterpillar, Inc. (Machinery)	236	35,199
Centene Corp.* (Health Care Providers & Services)	616	35,931
CenterPoint Energy, Inc. (Multi-Utilities)	579	11,204
CenturyLink, Inc. (Diversified Telecommunication Services)	1,050	10,595
Cerner Corp. (Health Care Technology)	120	8,675
CF Industries Holdings, Inc. (Chemicals)	227	6,971
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,984	142,847
Chubb, Ltd. (Insurance)	479	55,622
Church & Dwight Co., Inc. (Household Products)	121	11,339
Cigna Corp. (Health Care Providers & Services)	391	66,239
Cincinnati Financial Corp. (Insurance)	86	6,705
Cisco Systems, Inc. (Communications Equipment)	4,499	177,215
Citigroup, Inc. (Banks)	2,212	95,359
Citizens Financial Group, Inc. (Banks)	454	11,477
Citrix Systems, Inc. (Software)	63	8,676
CME Group, Inc. (Capital Markets)	187	31,287
CMS Energy Corp. (Multi-Utilities)	304	18,669

:: ProFund VP Large-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares		Value
Cognizant Technology Solutions Corp. - Class A (IT Services)	577		$40,055
Colgate-Palmolive Co. (Household Products)	501		38,652
Comcast Corp. - Class A (Media)	2,131		98,581
Comerica, Inc. (Banks)	148		5,661
Conagra Brands, Inc. (Food Products)	519		18,533
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	209		9,221
Consolidated Edison, Inc. (Multi-Utilities)	355		27,619
Constellation Brands, Inc. - Class A (Beverages)	178		33,733
Corning, Inc. (Electronic Equipment, Instruments & Components)	429		13,904
Corteva, Inc. (Chemicals)	796		22,933
Costco Wholesale Corp. (Food & Staples Retailing)	193		68,515
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	187		31,135
CSX Corp. (Road & Rail)	406		31,534
Cummins, Inc. (Machinery)	58		12,247
CVS Health Corp. (Health Care Providers & Services)	1,391		81,234
Danaher Corp. (Health Care Equipment & Supplies)	242		52,110
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	75		7,556
DaVita, Inc.* (Health Care Providers & Services)	86		7,366
Deere & Co. (Machinery)	136		30,142
Delta Air Lines, Inc. (Airlines)	678		20,733
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	109		4,767
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	408		3,860
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	168		5,060
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	285		41,826
Discover Financial Services (Consumer Finance)	124		7,165
Discovery, Inc.* (Media)	170		3,701
Discovery, Inc.* - Class C (Media)	329		6,448
DISH Network Corp.* - Class A (Media)	262		7,606
Dollar Tree, Inc.* (Multiline Retail)	252		23,018
Dominion Energy, Inc. (Multi-Utilities)	893		70,483
Dover Corp. (Machinery)	62		6,717
DTE Energy Co. (Multi-Utilities)	205		23,583
Duke Energy Corp. (Electric Utilities)	781		69,164
Duke Realty Corp. (Equity Real Estate Investment Trusts)	162		5,978
DuPont de Nemours, Inc. (Chemicals)	779		43,218
DXC Technology Co. (IT Services)	270		4,820
E*TRADE Financial Corp. (Capital Markets)	235		11,762
Eastman Chemical Co. (Chemicals)	144		11,249
Eaton Corp. PLC (Electrical Equipment)	426		43,465
Ecolab, Inc. (Chemicals)	130		25,979
Edison International (Electric Utilities)	402		20,438
Electronic Arts, Inc.* (Entertainment)	144		18,779
Eli Lilly & Co. (Pharmaceuticals)	380		56,248
Emerson Electric Co. (Electrical Equipment)	292		19,146
Entergy Corp. (Electric Utilities)	212		20,888
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	310		11,141
Equifax, Inc. (Professional Services)	52		8,159
Equity Residential (Equity Real Estate Investment Trusts)	364		18,684
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	35		7,028
Everest Re Group, Ltd. (Insurance)	43		8,494
Evergy, Inc. (Electric Utilities)	241		12,248
Eversource Energy (Electric Utilities)	364		30,412
Exelon Corp. (Electric Utilities)	1,035		37,012
Expedia Group, Inc. (Internet & Direct Marketing Retail)	144		13,203
Expeditors International of Washington, Inc. (Air Freight & Logistics)	86		7,785
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	57		6,098
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,493		154,244
F5 Networks, Inc.* (Communications Equipment)	65		7,980
Fastenal Co. (Trading Companies & Distributors)	183		8,251
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	43		3,158
FedEx Corp. (Air Freight & Logistics)	256		64,389
Fidelity National Information Services, Inc. (IT Services)	658		96,864
Fifth Third Bancorp (Banks)	757		16,139
First Horizon National Corp. (Banks)	—	(b)	4
First Republic Bank (Banks)	93		10,143
FirstEnergy Corp. (Electric Utilities)	576		16,537
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	72		2,581
Flowserve Corp. (Machinery)	138		3,766
Ford Motor Co. (Automobiles)	4,153		27,659
Fortive Corp. (Machinery)	358		27,283
Fox Corp. - Class A (Media)	365		10,158
Fox Corp. - Class B (Media)	167		4,671
Franklin Resources, Inc. (Capital Markets)	284		5,779
Freeport-McMoRan, Inc. (Metals & Mining)	695		10,870
General Dynamics Corp. (Aerospace & Defense)	247		34,192
General Electric Co. (Industrial Conglomerates)	9,301		57,945
General Mills, Inc. (Food Products)	650		40,092
General Motors Co. (Automobiles)	1,338		39,591
Genuine Parts Co. (Distributors)	153		14,561
Gilead Sciences, Inc. (Biotechnology)	1,332		84,168
Global Payments, Inc. (IT Services)	162		28,768
Globe Life, Inc. (Insurance)	104		8,310
Halliburton Co. (Energy Equipment & Services)	933		11,243
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	370		5,828
Hartford Financial Services Group, Inc. (Insurance)	381		14,044
Hasbro, Inc. (Leisure Products)	135		11,167
HCA Healthcare, Inc. (Health Care Providers & Services)	280		34,910
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	303		8,226

September 30, 2020 :: ProFund VP Large-Cap Value ::

 Common Stocks, continued

	Shares		Value
Henry Schein, Inc.* (Health Care Providers & Services)	152		$8,935
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,367		12,809
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	159		3,134
Hologic, Inc.* (Health Care Equipment & Supplies)	127		8,442
Honeywell International, Inc. (Industrial Conglomerates)	402		66,173
Hormel Foods Corp. (Food Products)	298		14,569
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	749		8,082
Howmet Aerospace, Inc.* (Aerospace & Defense)	209		3,494
HP, Inc. (Technology Hardware, Storage & Peripherals)	1,459		27,706
Humana, Inc. (Health Care Providers & Services)	140		57,945
Huntington Bancshares, Inc. (Banks)	1,082		9,922
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	18		2,534
IDEX Corp. (Machinery)	34		6,202
IHS Markit, Ltd. (Professional Services)	107		8,401
Illinois Tool Works, Inc. (Machinery)	119		22,992
Illumina, Inc.* (Life Sciences Tools & Services)	62		19,162
Ingersoll Rand, Inc.* (Machinery)	106		3,774
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,943		100,608
Intercontinental Exchange, Inc. (Capital Markets)	269		26,913
International Business Machines Corp. (IT Services)	946		115,099
International Flavors & Fragrances, Inc. (Chemicals)	114		13,959
International Paper Co. (Containers & Packaging)	418		16,946
Invesco, Ltd. (Capital Markets)	401		4,575
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	19		3,229
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	63		9,931
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	306		8,198
J.B. Hunt Transport Services, Inc. (Road & Rail)	36		4,550
Jack Henry & Associates, Inc. (IT Services)	39		6,341
Jacobs Engineering Group, Inc. (Construction & Engineering)	138		12,802
Johnson & Johnson (Pharmaceuticals)	1,623		241,631
Johnson Controls International PLC (Building Products)	791		32,313
JPMorgan Chase & Co. (Banks)	1,684		162,119
Juniper Networks, Inc. (Communications Equipment)	353		7,590
Kellogg Co. (Food Products)	270		17,439
KeyCorp (Banks)	1,038		12,383
Kimberly-Clark Corp. (Household Products)	185		27,317
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	460		5,180
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,069		25,510
L Brands, Inc. (Specialty Retail)	248		7,889
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	103		19,392
Lamb Weston Holding, Inc. (Food Products)	69		4,573
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	150		6,999
Leggett & Platt, Inc. (Household Durables)	48		1,976
Leidos Holdings, Inc. (IT Services)	71		6,330
Lennar Corp. - Class A (Household Durables)	292		23,851
Lincoln National Corp. (Insurance)	193		6,047
Linde PLC (Chemicals)	162		38,577
Live Nation Entertainment, Inc.* (Entertainment)	50		2,694
LKQ Corp.* (Distributors)	143		3,965
Loews Corp. (Insurance)	253		8,792
Lowe's Cos., Inc. (Specialty Retail)	273		45,280
LyondellBasell Industries N.V. - Class A (Chemicals)	273		19,244
M&T Bank Corp. (Banks)	136		12,524
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	840		3,436
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	691		20,274
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	—	(b)	29
Marsh & McLennan Cos., Inc. (Insurance)	210		24,087
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	159		10,750
McCormick & Co., Inc. (Food Products)	64		12,422
McDonald's Corp. (Hotels, Restaurants & Leisure)	443		97,234
McKesson Corp. (Health Care Providers & Services)	172		25,616
Medtronic PLC (Health Care Equipment & Supplies)	1,429		148,501
Merck & Co., Inc. (Pharmaceuticals)	1,210		100,370
MetLife, Inc. (Insurance)	820		30,479
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	10		9,658
MGM Resorts International (Hotels, Restaurants & Leisure)	169		3,676
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	67		7,769
Mohawk Industries, Inc.* (Household Durables)	63		6,148
Molson Coors Beverage Co. - Class B (Beverages)	200		6,712
Mondelez International, Inc. - Class A (Food Products)	1,517		87,152
Monster Beverage Corp.* (Beverages)	130		10,426
Morgan Stanley (Capital Markets)	1,273		61,550
Mylan N.V.* (Pharmaceuticals)	550		8,157
Nasdaq, Inc. (Capital Markets)	64		7,853
National Oilwell Varco, Inc. (Energy Equipment & Services)	285		2,582
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	128		5,612
Newell Brands, Inc. (Household Durables)	401		6,881
Newmont Corp. (Metals & Mining)	853		54,123
News Corp. - Class A (Media)	413		5,790
News Corp. - Class B (Media)	130		1,817

:: ProFund VP Large-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
NextEra Energy, Inc. (Electric Utilities)	244	$67,725
Nielsen Holdings PLC (Professional Services)	379	5,374
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	436	54,735
NiSource, Inc. (Multi-Utilities)	407	8,954
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	516	4,412
Norfolk Southern Corp. (Road & Rail)	125	26,749
Northern Trust Corp. (Capital Markets)	221	17,231
NortonLifelock, Inc. (Software)	239	4,981
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	293	5,013
Nucor Corp. (Metals & Mining)	320	14,355
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	890	8,909
Omnicom Group, Inc. (Media)	228	11,286
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	472	12,263
Oracle Corp. (Software)	822	49,073
Otis Worldwide Corp. (Machinery)	204	12,734
Packaging Corp. of America (Containers & Packaging)	100	10,905
Parker-Hannifin Corp. (Machinery)	61	12,343
Paychex, Inc. (IT Services)	112	8,934
Pentair PLC (Machinery)	176	8,056
People's United Financial, Inc. (Banks)	451	4,650
PepsiCo, Inc. (Beverages)	766	106,168
PerkinElmer, Inc. (Life Sciences Tools & Services)	51	6,401
Perrigo Co. PLC (Pharmaceuticals)	145	6,657
Pfizer, Inc. (Pharmaceuticals)	5,904	216,677
Philip Morris International, Inc. (Tobacco)	926	69,441
Phillips 66 (Oil, Gas & Consumable Fuels)	232	12,027
Pinnacle West Capital Corp. (Electric Utilities)	120	8,946
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	66	5,675
PPG Industries, Inc. (Chemicals)	123	15,016
PPL Corp. (Electric Utilities)	817	22,231
Principal Financial Group, Inc. (Insurance)	272	10,953
Prologis, Inc. (Equity Real Estate Investment Trusts)	338	34,009
Prudential Financial, Inc. (Insurance)	420	26,678
Public Service Enterprise Group, Inc. (Multi-Utilities)	538	29,542
Public Storage (Equity Real Estate Investment Trusts)	91	20,268
PVH Corp. (Textiles, Apparel & Luxury Goods)	75	4,473
Quanta Services, Inc. (Construction & Engineering)	81	4,282
Quest Diagnostics, Inc. (Health Care Providers & Services)	143	16,372
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	52	3,534
Raymond James Financial, Inc. (Capital Markets)	130	9,459
Raytheon Technologies Corp. (Aerospace & Defense)	763	43,903
Realty Income Corp. (Equity Real Estate Investment Trusts)	202	12,272
Regency Centers Corp. (Equity Real Estate Investment Trusts)	168	6,387
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	37	20,712
Regions Financial Corp. (Banks)	1,021	11,772
Republic Services, Inc. - Class A (Commercial Services & Supplies)	121	11,295
Robert Half International, Inc. (Professional Services)	122	6,459
Rockwell Automation, Inc. (Electrical Equipment)	53	11,696
Rollins, Inc. (Commercial Services & Supplies)	83	4,498
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	189	12,234
Schlumberger, Ltd. (Energy Equipment & Services)	1,475	22,951
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	94	4,631
Sealed Air Corp. (Containers & Packaging)	166	6,442
Sempra Energy (Multi-Utilities)	169	20,003
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	195	12,613
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	75	10,913
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	78	3,617
Snap-on, Inc. (Machinery)	57	8,386
Southwest Airlines Co. (Airlines)	627	23,512
Stanley Black & Decker, Inc. (Machinery)	169	27,412
State Street Corp. (Capital Markets)	374	22,189
STERIS PLC (Health Care Equipment & Supplies)	42	7,400
Stryker Corp. (Health Care Equipment & Supplies)	118	24,588
SVB Financial Group* (Banks)	19	4,572
Sysco Corp. (Food & Staples Retailing)	297	18,479
T. Rowe Price Group, Inc. (Capital Markets)	62	7,950
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	293	4,580
Target Corp. (Multiline Retail)	192	30,224
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	175	17,105
TechnipFMC PLC (Energy Equipment & Services)	450	2,840
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	370	52,832
Textron, Inc. (Aerospace & Defense)	243	8,770
The AES Corp. (Independent Power and Renewable Electricity Producers)	707	12,804
The Allstate Corp. (Insurance)	332	31,255
The Bank of New York Mellon Corp. (Capital Markets)	866	29,738
The Boeing Co. (Aerospace & Defense)	316	52,222
The Charles Schwab Corp. (Capital Markets)	333	12,065
The Clorox Co. (Household Products)	134	28,163
The Coca-Cola Co. (Beverages)	2,465	121,696
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	22	7,417
The Gap, Inc. (Specialty Retail)	218	3,713
The Goldman Sachs Group, Inc. (Capital Markets)	365	73,355
The Hershey Co. (Food Products)	52	7,454
The Home Depot, Inc. (Specialty Retail)	332	92,200

September 30, 2020 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
The Interpublic Group of Cos., Inc. (Media)	414	$6,901
The JM Smucker Co. - Class A (Food Products)	121	13,978
The Kraft Heinz Co. (Food Products)	689	20,636
The Kroger Co. (Food & Staples Retailing)	827	28,044
The Mosaic Co. (Chemicals)	366	6,687
The PNC Financial Services Group, Inc (Banks)	451	49,569
The Procter & Gamble Co. (Household Products)	1,111	154,418
The Progressive Corp. (Insurance)	243	23,005
The Southern Co. (Electric Utilities)	1,122	60,835
The Travelers Cos., Inc. (Insurance)	269	29,103
The Walt Disney Co. (Entertainment)	749	92,936
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,290	25,349
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	618	70,674
Tractor Supply Co. (Specialty Retail)	63	9,030
Trane Technologies PLC (Building Products)	96	11,640
Truist Financial Corp. (Banks)	1,432	54,488
Twitter, Inc.* (Interactive Media & Services)	841	37,425
Tyson Foods, Inc. - Class A (Food Products)	163	9,695
U.S. Bancorp (Banks)	1,457	52,233
UDR, Inc. (Equity Real Estate Investment Trusts)	167	5,446
Ulta Beauty, Inc.* (Specialty Retail)	27	6,047
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	201	2,257
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	207	2,037
Union Pacific Corp. (Road & Rail)	274	53,942
United Airlines Holdings , Inc.* (Airlines)	309	10,738
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	413	68,818
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,010	314,888
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	83	8,883
Unum Group (Insurance)	216	3,635
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	433	18,758
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	44	7,568
Ventas, Inc. (Equity Real Estate Investment Trusts)	396	16,616
VeriSign, Inc.* (IT Services)	51	10,447
Verisk Analytics, Inc. - Class A (Professional Services)	54	10,006
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,396	261,517
VF Corp. (Textiles, Apparel & Luxury Goods)	160	11,240
ViacomCBS, Inc. - Class B (Media)	599	16,778
Vornado Realty Trust (Equity Real Estate Investment Trusts)	167	5,630
W.R. Berkley Corp. (Insurance)	149	9,111
W.W. Grainger, Inc. (Trading Companies & Distributors)	48	17,125
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	765	27,479
Walmart, Inc. (Food & Staples Retailing)	1,476	206,507
Waste Management, Inc. (Commercial Services & Supplies)	173	19,579
Waters Corp.* (Life Sciences Tools & Services)	25	4,892
WEC Energy Group, Inc. (Multi-Utilities)	335	32,462
Wells Fargo & Co. (Banks)	4,378	102,927
Welltower, Inc. (Equity Real Estate Investment Trusts)	443	24,404
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	321	11,733
Westinghouse Air Brake Technologies Corp. (Machinery)	190	11,757
WestRock Co. (Containers & Packaging)	276	9,588
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	793	22,616
Whirlpool Corp. (Household Durables)	66	12,137
Willis Towers Watson PLC (Insurance)	71	14,826
Xcel Energy, Inc. (Electric Utilities)	558	38,508
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	98	10,216
Xylem, Inc. (Machinery)	78	6,561
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	220	29,951
Zions Bancorp (Banks)	174	5,084

TOTAL COMMON STOCKS (Cost $8,138,269)		11,531,519

	Principal Amount	Value
Repurchase Agreements(c) (0.2%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $22,000	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	3,314	$3,314
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	20	20
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	86	86
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	2,593	2,593
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $6,013)		6,013
TOTAL INVESTMENT SECURITIES (Cost $8,166,282) - 100.1%		11,559,532
Net other assets (liabilities) - (0.1)%		(14,018)

NET ASSETS - 100.0%		$11,545,514

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $5,911.
(b)	Number of shares is less than 0.50
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Large-Cap Value :: September 30, 2020

ProFund VP Large-Cap Value invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$145,115	1.3%
Air Freight & Logistics	155,605	1.3%
Airlines	66,431	0.6%
Auto Components	34,835	0.3%
Automobiles	67,250	0.6%
Banks	816,180	7.0%
Beverages	278,735	2.4%
Biotechnology	305,616	2.6%
Building Products	63,955	0.6%
Capital Markets	370,344	3.2%
Chemicals	213,922	1.9%
Commercial Services & Supplies	35,372	0.3%
Communications Equipment	192,785	1.7%
Construction & Engineering	17,084	0.1%
Consumer Finance	69,886	0.6%
Containers & Packaging	73,810	0.6%
Distributors	18,526	0.2%
Diversified Financial Services	448,665	3.9%
Diversified Telecommunication Services	487,933	4.2%
Electric Utilities	461,703	4.0%
Electrical Equipment	74,307	0.6%
Electronic Equipment, Instruments & Components	36,819	0.3%
Energy Equipment & Services	48,892	0.4%
Entertainment	180,788	1.6%
Equity Real Estate Investment Trusts	358,915	3.1%
Food & Staples Retailing	349,024	3.0%
Food Products	279,825	2.4%
Gas Utilities	12,522	0.1%
Health Care Equipment & Supplies	501,534	4.3%
Health Care Providers & Services	779,146	6.8%
Health Care Technology	8,675	0.1%
Hotels, Restaurants & Leisure	141,105	1.2%
Household Durables	50,993	0.4%
Household Products	259,889	2.3%
Independent Power and Renewable Electricity Producers	12,804	0.1%
Industrial Conglomerates	222,149	2.0%
Insurance	399,001	3.5%
Interactive Media & Services	37,425	0.3%
Internet & Direct Marketing Retail	13,203	0.1%
IT Services	408,588	3.6%
Leisure Products	11,167	0.1%
Life Sciences Tools & Services	67,885	0.6%
Machinery	235,571	2.1%
Media	173,737	1.5%
Metals & Mining	79,348	0.7%
Multiline Retail	53,242	0.5%
Multi-Utilities	263,317	2.3%
Oil, Gas & Consumable Fuels	470,285	4.1%
Pharmaceuticals	694,733	6.0%
Professional Services	38,399	0.3%
Road & Rail	116,775	1.0%
Semiconductors & Semiconductor Equipment	185,319	1.6%
Software	62,730	0.5%
Specialty Retail	202,520	1.7%
Technology Hardware, Storage & Peripherals	62,491	0.5%
Textiles, Apparel & Luxury Goods	88,684	0.8%
Tobacco	116,002	1.0%
Trading Companies & Distributors	25,376	0.2%
Water Utilities	13,908	0.1%
Wireless Telecommunication Services	70,674	0.6%
Other**	13,995	0.2%
Total	$11,545,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $6,723,005	$6,723,000	$6,723,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,723,000)		6,723,000
TOTAL INVESTMENT SECURITIES (Cost $6,723,000) - 100.0%		6,723,000
Net other assets (liabilities) - 0.0%		(3,013)

NET ASSETS - 100.0%		$6,719,987

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $982,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	1	12/21/20	$185,530	$(1,857)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/20	0.55%	$2,249,639	$2,063
S&P MidCap 400	UBS AG	10/27/20	0.45%	4,281,932	4,171
				$6,531,571	$6,234

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	640	$36,256
ACI Worldwide, Inc.* (Software)	1,949	50,927
AGCO Corp. (Machinery)	545	40,477
Alleghany Corp. (Insurance)	120	62,454
Amedisys, Inc.* (Health Care Providers & Services)	544	128,619
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,108	38,691
AptarGroup, Inc. (Containers & Packaging)	648	73,354
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	1,713	73,762
ASGN, Inc.* (Professional Services)	536	34,068
Axon Enterprise, Inc.* (Aerospace & Defense)	1,063	96,415
Bank of Hawaii Corp. (Banks)	389	19,652
Bio-Techne Corp. (Life Sciences Tools & Services)	645	159,786
Black Hills Corp. (Multi-Utilities)	494	26,424
Blackbaud, Inc. (Software)	831	46,395
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	1,343	41,217
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,782	32,522
Brown & Brown, Inc. (Insurance)	3,933	178,047
Brunswick Corp. (Leisure Products)	650	38,292
Builders FirstSource, Inc.* (Building Products)	881	28,738
Cable One, Inc. (Media)	91	171,573
Cabot Corp. (Chemicals)	426	15,349
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	487	69,548
CACI International, Inc.* - Class A (IT Services)	420	89,527
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	3,332	186,791
Camden Property Trust (Equity Real Estate Investment Trusts)	897	79,815
Cantel Medical Corp. (Health Care Equipment & Supplies)	352	15,467
Carlisle Cos., Inc. (Industrial Conglomerates)	914	111,846
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	460	39,827
Casey's General Stores, Inc. (Food & Staples Retailing)	619	109,966
CDK Global, Inc. (Software)	1,241	54,095
Ceridian HCM Holding, Inc.* (Software)	1,305	107,858
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	832	188,406
Chemed Corp. (Health Care Providers & Services)	267	128,253
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	482	41,433
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	594	97,309
Ciena Corp.* (Communications Equipment)	1,596	63,345
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	923	22,457
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	979	66,034
CIT Group, Inc. (Banks)	775	13,725
Clean Harbors, Inc.* (Commercial Services & Supplies)	857	48,018
Cognex Corp. (Electronic Equipment, Instruments & Components)	2,898	188,660
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	407	45,149
Colfax Corp.* (Machinery)	758	23,771
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	316	27,486
Commerce Bancshares, Inc. (Banks)	925	52,069
CommVault Systems, Inc.* (Software)	381	15,545
Compass Minerals International, Inc. (Metals & Mining)	409	24,274
CoreLogic, Inc. (IT Services)	599	40,534
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	713	84,761
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	865	20,518
Coty, Inc. - Class A (Personal Products)	2,226	6,010
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	2,488	71,132
Curtiss-Wright Corp. (Aerospace & Defense)	509	47,469
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	1,273	89,148
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	469	103,184
Donaldson Co., Inc. (Machinery)	1,352	62,760
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,739	43,649
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	1,379	112,953
Eagle Materials, Inc. (Construction Materials)	699	60,338
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	659	85,228
Eaton Vance Corp. (Capital Markets)	1,358	51,808
EMCOR Group, Inc. (Construction & Engineering)	423	28,641
Emergent BioSolutions, Inc.* (Biotechnology)	460	47,532
Encompass Health Corp. (Health Care Providers & Services)	783	50,879
Energizer Holdings, Inc. (Household Products)	976	38,201
Enphase Energy, Inc.* (Electrical Equipment)	1,520	125,537
EPR Properties (Equity Real Estate Investment Trusts)	550	15,125
Essent Group, Ltd. (Thrifts & Mortgage Finance)	1,883	69,690
Essential Utilities, Inc. (Water Utilities)	2,055	82,714
Evercore Partners, Inc. - Class A (Capital Markets)	476	31,159

:: ProFund VP Mid-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
Exelixis, Inc.* (Biotechnology)	5,177	$126,578
FactSet Research Systems, Inc. (Capital Markets)	636	212,983
Fair Isaac Corp.* (Software)	486	206,735
Federated Hermes, Inc. - Class B (Capital Markets)	1,134	24,392
First Financial Bankshares, Inc. (Banks)	1,523	42,507
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,407	55,999
FirstCash, Inc. (Consumer Finance)	452	25,859
Five Below, Inc.* (Specialty Retail)	936	118,872
Fox Factory Holding Corp.* (Auto Components)	695	51,659
FTI Consulting, Inc.* (Professional Services)	613	64,960
Generac Holdings, Inc.* (Electrical Equipment)	1,052	203,709
Gentex Corp. (Auto Components)	4,118	106,039
Glacier Bancorp, Inc. (Banks)	944	30,255
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	1,262	62,494
Graco, Inc. (Machinery)	2,793	171,350
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	866	34,051
Grubhub, Inc.* (Internet & Direct Marketing Retail)	866	62,638
Haemonetics Corp.* (Health Care Equipment & Supplies)	544	47,464
Hawaiian Electric Industries, Inc. (Electric Utilities)	878	29,185
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,048	31,566
HealthEquity, Inc.* (Health Care Providers & Services)	1,284	65,959
Helen of Troy, Ltd.* (Household Durables)	250	48,380
Herman Miller, Inc. (Commercial Services & Supplies)	985	29,708
Hexcel Corp. (Aerospace & Defense)	1,399	46,936
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	870	29,206
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	614	51,275
Hubbell, Inc. (Electrical Equipment)	908	124,251
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	925	20,285
IAA, Inc.* (Commercial Services & Supplies)	1,526	79,458
ICU Medical, Inc.* (Health Care Equipment & Supplies)	326	59,580
IDACORP, Inc. (Electric Utilities)	381	30,442
Ingevity Corp.* (Chemicals)	692	34,212
Insperity, Inc. (Professional Services)	339	22,201
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,186	56,003
ITT, Inc. (Machinery)	970	57,279
J2 Global, Inc.* (Software)	749	51,846
Jabil, Inc. (Electronic Equipment, Instruments & Components)	2,270	77,770
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	186	14,752
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	707	100,811
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	415	39,699
KB Home (Household Durables)	678	26,028
KBR, Inc. (IT Services)	2,385	53,329
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	1,054	54,766
Kirby Corp.* (Marine)	522	18,881
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	2,110	85,877
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	883	58,428
Lancaster Colony Corp. (Food Products)	160	28,608
Landstar System, Inc. (Road & Rail)	437	54,839
LendingTree, Inc.* (Thrifts & Mortgage Finance)	132	40,509
Lennox International, Inc. (Building Products)	385	104,955
LHC Group, Inc.* (Health Care Providers & Services)	529	112,444
Life Storage, Inc. (Equity Real Estate Investment Trusts)	480	50,530
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	269	25,641
Lincoln Electric Holdings, Inc. (Machinery)	995	91,580
Lithia Motors, Inc. - Class A (Specialty Retail)	376	85,705
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	257	45,576
LivaNova PLC* (Health Care Equipment & Supplies)	416	18,807
LiveRamp Holdings, Inc.* (IT Services)	442	22,882
Louisiana-Pacific Corp. (Paper & Forest Products)	1,354	39,957
Lumentum Holdings, Inc.* (Communications Equipment)	1,260	94,664
Manhattan Associates, Inc.* (Software)	1,064	101,601
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	688	62,477
Masimo Corp.* (Health Care Equipment & Supplies)	846	199,708
MasTec, Inc.* (Construction & Engineering)	940	39,668
MAXIMUS, Inc. (IT Services)	566	38,720
MDU Resources Group, Inc. (Multi-Utilities)	1,411	31,748
MEDNAX, Inc.* (Health Care Providers & Services)	558	9,084
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	457	51,070
Mercury Systems, Inc.* (Aerospace & Defense)	939	72,735
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	923	100,819
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	707	197,684
MSA Safety, Inc. (Commercial Services & Supplies)	388	52,058
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,089	9,714
Murphy USA, Inc.* (Specialty Retail)	455	58,363
National Instruments Corp. (Electronic Equipment, Instruments & Components)	1,035	36,950
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,597	55,112

See accompanying notes to schedules of portfolio investments.

September 30, 2020 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
NCR Corp.* (Technology Hardware, Storage & Peripherals)	925	$20,480
Nektar Therapeutics* (Pharmaceuticals)	959	15,910
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,885	32,129
NewMarket Corp. (Chemicals)	81	27,728
Nordson Corp. (Machinery)	904	173,404
NuVasive, Inc.* (Health Care Equipment & Supplies)	557	27,053
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	533	46,558
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,710	51,197
ONE Gas, Inc. (Gas Utilities)	444	30,640
Oshkosh Corp. (Machinery)	673	49,466
Owens Corning (Building Products)	958	65,920
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	352	28,963
Paylocity Holding Corp.* (Software)	622	100,403
Penumbra, Inc.* (Health Care Equipment & Supplies)	563	109,436
Perspecta, Inc. (IT Services)	2,289	44,521
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,709	30,608
Pilgrim's Pride Corp.* (Food Products)	524	7,842
PNM Resources, Inc. (Electric Utilities)	668	27,608
Polaris, Inc. (Leisure Products)	966	91,132
Pool Corp. (Distributors)	671	224,476
Post Holdings, Inc.* (Food Products)	485	41,709
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	515	21,682
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	1,071	108,642
Primerica, Inc. (Insurance)	662	74,899
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	336	41,123
PTC, Inc.* (Software)	910	75,275
Qualys, Inc.* (Software)	566	55,474
Quidel Corp.* (Health Care Equipment & Supplies)	639	140,184
Rayonier, Inc. (Equity Real Estate Investment Trusts)	960	25,382
Reliance Steel & Aluminum Co. (Metals & Mining)	1,068	108,979
RenaissanceRe Holdings, Ltd. (Insurance)	857	145,467
Repligen Corp.* (Biotechnology)	819	120,835
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	2,073	94,861
RH* (Specialty Retail)	258	98,716
RLI Corp. (Insurance)	418	34,999
Royal Gold, Inc. (Metals & Mining)	1,098	131,946
RPM International, Inc. (Chemicals)	1,307	108,271
Sabre Corp. (IT Services)	2,505	16,308
Sanderson Farms, Inc. (Food Products)	332	39,166
Science Applications International Corp. (IT Services)	439	34,426
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	936	32,676
SEI Investments Co. (Capital Markets)	2,037	103,317
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	557	29,499
Service Corp. International (Diversified Consumer Services)	1,506	63,523
Silgan Holdings, Inc. (Containers & Packaging)	791	29,085
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	733	71,724
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	632	12,830
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,283	68,992
SLM Corp. (Consumer Finance)	3,141	25,411
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	840	200,215
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	725	24,469
Steel Dynamics, Inc. (Metals & Mining)	1,641	46,982
Stericycle, Inc.* (Commercial Services & Supplies)	675	42,566
Stifel Financial Corp. (Capital Markets)	562	28,415
STORE Capital Corp. (Equity Real Estate Investment Trusts)	2,981	81,769
Strategic Education, Inc. (Diversified Consumer Services)	217	19,849
Sunrun, Inc.* (Electrical Equipment)	1,360	104,815
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	350	28,147
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,170	62,197
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	444	14,781
Tempur Sealy International, Inc.* (Household Durables)	803	71,620
Teradata Corp.* (IT Services)	712	16,162
Tetra Tech, Inc. (Commercial Services & Supplies)	903	86,236
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	557	33,860
The Boston Beer Co., Inc.* - Class A (Beverages)	153	135,154
The Brink's Co. (Commercial Services & Supplies)	846	34,762
The Middleby Corp.* (Machinery)	541	48,533
The New York Times Co. - Class A (Media)	1,596	68,293
The Scotts Miracle-Gro Co. - Class A (Chemicals)	682	104,285
The Timken Co. (Machinery)	1,133	61,431
The Toro Co. (Machinery)	1,797	150,858
The Wendy's Co. (Hotels, Restaurants & Leisure)	1,740	38,793
Toll Brothers, Inc. (Household Durables)	961	46,762
Tootsie Roll Industries, Inc. (Food Products)	135	4,172
TopBuild Corp.* (Household Durables)	555	94,733
Trex Co., Inc.* (Building Products)	1,939	138,832
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	4,191	204,101
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	718	129,771
Urban Edge Properties (Equity Real Estate Investment Trusts)	846	8,223
Valmont Industries, Inc. (Construction & Engineering)	165	20,490
Valvoline, Inc. (Chemicals)	1,675	31,892

:: ProFund VP Mid-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
ViaSat, Inc.* (Communications Equipment)	547	$18,811
Visteon Corp.* (Auto Components)	332	22,981
Washington Federal, Inc. (Thrifts & Mortgage Finance)	799	16,667
Watsco, Inc. (Trading Companies & Distributors)	281	65,442
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	888	15,060
Werner Enterprises, Inc. (Road & Rail)	447	18,770
WEX, Inc.* (IT Services)	738	102,561
Williams-Sonoma, Inc. (Specialty Retail)	899	81,306
Wingstop, Inc. (Hotels, Restaurants & Leisure)	496	67,778
Woodward, Inc. (Machinery)	972	77,916
World Wrestling Entertainment, Inc. - Class A (Entertainment)	446	18,050
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	6,765	33,148
WW International, Inc.* (Diversified Consumer Services)	409	7,718
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	614	18,887
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	1,560	78,780
Yelp, Inc.* (Interactive Media & Services)	1,151	23,124

TOTAL COMMON STOCKS (Cost $10,835,262)		15,664,569

	Principal Amount	Value
Repurchase Agreements(a) (0.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES (Cost $10,851,262) - 100.4%		15,680,569
Net other assets (liabilities) - (0.4)%		(60,018)

NET ASSETS - 100.0%		$15,620,551

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

September 30, 2020 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$263,555	1.7%
Auto Components	180,679	1.2%
Banks	158,208	1.0%
Beverages	135,154	0.9%
Biotechnology	394,348	2.5%
Building Products	338,445	2.2%
Capital Markets	452,074	2.9%
Chemicals	321,737	2.0%
Commercial Services & Supplies	372,806	2.4%
Communications Equipment	176,820	1.1%
Construction & Engineering	88,799	0.6%
Construction Materials	60,338	0.4%
Consumer Finance	51,270	0.3%
Containers & Packaging	102,439	0.7%
Distributors	224,476	1.4%
Diversified Consumer Services	91,090	0.6%
Electric Utilities	87,235	0.6%
Electrical Equipment	558,312	3.6%
Electronic Equipment, Instruments & Components	598,206	3.8%
Entertainment	18,050	0.1%
Equity Real Estate Investment Trusts	1,325,636	8.4%
Food & Staples Retailing	144,017	0.9%
Food Products	121,497	0.8%
Gas Utilities	30,640	0.2%
Health Care Equipment & Supplies	787,471	5.1%
Health Care Providers & Services	495,238	3.2%
Hotels, Restaurants & Leisure	869,499	5.6%
Household Durables	287,523	1.8%
Household Products	38,201	0.2%
Industrial Conglomerates	111,846	0.7%
Insurance	495,866	3.2%
Interactive Media & Services	23,124	0.1%
Internet & Direct Marketing Retail	62,638	0.4%
IT Services	458,970	2.9%
Leisure Products	129,424	0.8%
Life Sciences Tools & Services	570,101	3.6%
Machinery	1,008,825	6.5%
Marine	18,881	0.1%
Media	239,866	1.6%
Metals & Mining	312,181	2.0%
Multiline Retail	46,558	0.3%
Multi-Utilities	58,172	0.4%
Oil, Gas & Consumable Fuels	65,319	0.4%
Paper & Forest Products	39,957	0.3%
Personal Products	6,010	NM
Pharmaceuticals	116,721	0.7%
Professional Services	121,229	0.8%
Real Estate Management & Development	39,699	0.3%
Road & Rail	159,486	1.0%
Semiconductors & Semiconductor Equipment	893,441	5.8%
Software	866,154	5.6%
Specialty Retail	479,218	3.1%
Technology Hardware, Storage & Peripherals	20,480	0.1%
Textiles, Apparel & Luxury Goods	239,489	1.5%
Thrifts & Mortgage Finance	158,995	1.0%
Trading Companies & Distributors	65,442	0.4%
Water Utilities	82,714	0.5%
Other**	(44,018)	(0.3)%
Total	$15,620,551	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2020 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	381	$21,584
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	1,174	34,610
Acuity Brands, Inc. (Electrical Equipment)	523	53,529
Adient PLC* (Auto Components)	1,239	21,472
Adtalem Global Education, Inc.* (Diversified Consumer Services)	685	16,810
AECOM* (Construction & Engineering)	2,117	88,576
Affiliated Managers Group, Inc. (Capital Markets)	614	41,985
AGCO Corp. (Machinery)	381	28,297
Alleghany Corp. (Insurance)	95	49,443
ALLETE, Inc. (Electric Utilities)	685	35,442
Alliance Data Systems Corp. (IT Services)	630	26,447
AMC Networks, Inc.* - Class A (Media)	535	13,220
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	945	32,999
American Eagle Outfitters, Inc. (Specialty Retail)	1,966	29,116
American Financial Group, Inc. (Insurance)	946	63,363
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,775	20,272
AptarGroup, Inc. (Containers & Packaging)	341	38,601
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	1,025	80,626
ASGN, Inc.* (Professional Services)	270	17,161
Ashland Global Holdings, Inc. (Chemicals)	718	50,921
Associated Banc-Corp. (Banks)	2,028	25,593
AutoNation, Inc.* (Specialty Retail)	771	40,809
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	631	20,962
Avient Corp. (Chemicals)	1,207	31,937
Avis Budget Group, Inc.* (Road & Rail)	681	17,924
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,305	33,721
BancorpSouth Bank (Banks)	1,272	24,651
Bank of Hawaii Corp. (Banks)	223	11,266
Bank OZK (Banks)	1,596	34,027
Belden, Inc. (Electronic Equipment, Instruments & Components)	588	18,299
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	1,820	75,621
Black Hills Corp. (Multi-Utilities)	438	23,429
Brighthouse Financial, Inc.* (Insurance)	1,227	33,019
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,722	20,130
Brunswick Corp. (Leisure Products)	533	31,399
Builders FirstSource, Inc.* (Building Products)	848	27,662
Cabot Corp. (Chemicals)	410	14,772
Camden Property Trust (Equity Real Estate Investment Trusts)	578	51,431
Cantel Medical Corp. (Health Care Equipment & Supplies)	218	9,579
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	213	18,442
Cathay General Bancorp (Banks)	988	21,420
CDK Global, Inc. (Software)	625	27,244
Ceridian HCM Holding, Inc.* (Software)	685	56,614
ChampionX Corp.* (Energy Equipment & Services)	2,452	19,591
Ciena Corp.* (Communications Equipment)	771	30,602
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	619	15,060
Cinemark Holdings, Inc. (Entertainment)	1,412	14,120
CIT Group, Inc. (Banks)	688	12,184
CNO Financial Group, Inc. (Insurance)	1,871	30,011
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	2,960	27,942
Colfax Corp.* (Machinery)	731	22,924
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	152	13,221
Commerce Bancshares, Inc. (Banks)	597	33,605
Commercial Metals Co. (Metals & Mining)	1,572	31,409
CommVault Systems, Inc.* (Software)	312	12,730
Compass Minerals International, Inc. (Metals & Mining)	125	7,419
CoreLogic, Inc. (IT Services)	577	39,046
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	800	18,976
Coty, Inc. - Class A (Personal Products)	1,979	5,343
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	312	35,774
Crane Co. (Machinery)	651	32,635
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	1,447	92,232
Cullen/Frost Bankers, Inc. (Banks)	737	47,131
Curtiss-Wright Corp. (Aerospace & Defense)	148	13,802
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	540	37,816
Dana, Inc. (Auto Components)	1,907	23,494
Darling Ingredients, Inc.* (Food Products)	2,137	76,995
Delphi Technologies PLC* (Auto Components)	1,140	19,049
Dick's Sporting Goods, Inc. (Specialty Retail)	859	49,720
Domtar Corp. (Paper & Forest Products)	728	19,124
Donaldson Co., Inc. (Machinery)	600	27,852
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	805	20,206
Dycom Industries, Inc.* (Construction & Engineering)	420	22,184
East West Bancorp, Inc. (Banks)	1,867	61,126
Eaton Vance Corp. (Capital Markets)	437	16,672
Edgewell Personal Care Co.* (Personal Products)	718	20,018
EMCOR Group, Inc. (Construction & Engineering)	391	26,475
Emergent BioSolutions, Inc.* (Biotechnology)	231	23,869
Encompass Health Corp. (Health Care Providers & Services)	696	45,226
EnerSys (Electrical Equipment)	560	37,587
Enphase Energy, Inc.* (Electrical Equipment)	466	38,487

:: ProFund VP Mid-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
EPR Properties (Equity Real Estate Investment Trusts)	551	$15,153
EQT Corp. (Oil, Gas & Consumable Fuels)	3,374	43,627
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	5,366	45,397
Essential Utilities, Inc. (Water Utilities)	1,325	53,331
Evercore Partners, Inc. - Class A (Capital Markets)	161	10,539
F.N.B. Corp. (Banks)	4,266	28,923
Federated Hermes, Inc. - Class B (Capital Markets)	364	7,830
First American Financial Corp. (Insurance)	1,473	74,990
First Financial Bankshares, Inc. (Banks)	675	18,839
First Horizon National Corp. (Banks)	7,303	68,866
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	571	22,726
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,118	74,012
FirstCash, Inc. (Consumer Finance)	191	10,927
Flowers Foods, Inc. (Food Products)	2,597	63,185
Fluor Corp. (Construction & Engineering)	1,646	14,501
Foot Locker, Inc. (Specialty Retail)	1,376	45,449
Fulton Financial Corp. (Banks)	2,139	19,957
GATX Corp. (Trading Companies & Distributors)	462	29,453
Genworth Financial, Inc.* - Class A (Insurance)	6,678	22,371
Glacier Bancorp, Inc. (Banks)	517	16,570
Graham Holdings Co. - Class B (Diversified Consumer Services)	55	22,226
Grand Canyon Education, Inc.* (Diversified Consumer Services)	625	49,963
Greif, Inc. - Class A (Containers & Packaging)	350	12,674
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	418	16,436
Grubhub, Inc.* (Internet & Direct Marketing Retail)	536	38,769
H&R Block, Inc. (Diversified Consumer Services)	2,546	41,474
Haemonetics Corp.* (Health Care Equipment & Supplies)	241	21,027
Hancock Whitney Corp. (Banks)	1,140	21,443
Harley-Davidson, Inc. (Automobiles)	2,022	49,620
Hawaiian Electric Industries, Inc. (Electric Utilities)	750	24,930
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	970	29,216
Healthcare Services Group, Inc. (Commercial Services & Supplies)	982	21,142
Helen of Troy, Ltd.* (Household Durables)	137	26,512
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	685	22,995
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	395	32,986
HNI Corp. (Commercial Services & Supplies)	563	17,667
Home BancShares, Inc. (Banks)	2,006	30,411
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,296	28,421
IAA, Inc.* (Commercial Services & Supplies)	565	29,420
IDACORP, Inc. (Electric Utilities)	366	29,243
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	1,368	55,486
Ingredion, Inc. (Food Products)	885	66,977
Insperity, Inc. (Professional Services)	210	13,753
Interactive Brokers Group, Inc. - Class A (Capital Markets)	1,044	50,456
InterDigital, Inc. (Communications Equipment)	406	23,166
International Bancshares Corp. (Banks)	735	19,154
ITT, Inc. (Machinery)	377	22,262
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	152	12,055
Janus Henderson Group PLC (Capital Markets)	1,990	43,223
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	176	25,096
JBG Smith Properties (Equity Real Estate Investment Trusts)	1,483	39,655
Jefferies Financial Group, Inc. (Diversified Financial Services)	2,850	51,300
JetBlue Airways Corp.* (Airlines)	3,596	40,743
John Wiley & Sons, Inc. - Class A (Media)	576	18,265
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	355	33,959
KAR Auction Services, Inc. (Commercial Services & Supplies)	1,705	24,552
KB Home (Household Durables)	628	24,109
Kemper Corp. (Insurance)	811	54,199
Kennametal, Inc. (Machinery)	1,095	31,689
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	554	28,786
Kirby Corp.* (Marine)	381	13,781
Kohl's Corp. (Multiline Retail)	2,083	38,597
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	444	29,379
Lancaster Colony Corp. (Food Products)	131	23,423
Landstar System, Inc. (Road & Rail)	162	20,329
Lear Corp. (Auto Components)	720	78,517
Lennox International, Inc. (Building Products)	156	42,527
Life Storage, Inc. (Equity Real Estate Investment Trusts)	242	25,475
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	119	21,103
LivaNova PLC* (Health Care Equipment & Supplies)	314	14,196
LiveRamp Holdings, Inc.* (IT Services)	521	26,972
Louisiana-Pacific Corp. (Paper & Forest Products)	415	12,247
ManpowerGroup, Inc. (Professional Services)	767	56,244
Mattel, Inc.* (Leisure Products)	4,579	53,574
MAXIMUS, Inc. (IT Services)	364	24,901
MDU Resources Group, Inc. (Multi-Utilities)	1,535	34,537
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	6,981	123,076
MEDNAX, Inc.* (Health Care Providers & Services)	688	11,201
Mercury General Corp. (Insurance)	351	14,521
Minerals Technologies, Inc. (Chemicals)	451	23,046
Molina Healthcare, Inc.* (Health Care Providers & Services)	783	143,321

September 30, 2020 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Commercial Services & Supplies)	172	$23,077
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	601	38,031
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,047	9,339
National Fuel Gas Co. (Gas Utilities)	1,200	48,708
National Instruments Corp. (Electronic Equipment, Instruments & Components)	919	32,808
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,031	35,580
Navient Corp. (Consumer Finance)	2,560	21,632
NCR Corp.* (Technology Hardware, Storage & Peripherals)	966	21,387
Nektar Therapeutics* (Pharmaceuticals)	1,605	26,627
NetScout Systems, Inc.* (Communications Equipment)	957	20,891
New Jersey Resources Corp. (Gas Utilities)	1,266	34,207
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	3,062	25,323
NewMarket Corp. (Chemicals)	34	11,639
Nordstrom, Inc. (Multiline Retail)	1,431	17,058
NorthWestern Corp. (Multi-Utilities)	668	32,492
Nu Skin Enterprises, Inc. - Class A (Personal Products)	678	33,961
NuVasive, Inc.* (Health Care Equipment & Supplies)	237	11,511
nVent Electric PLC (Electrical Equipment)	2,243	39,679
OGE Energy Corp. (Electric Utilities)	2,642	79,234
O-I Glass, Inc. (Containers & Packaging)	2,071	21,932
Old Republic International Corp. (Insurance)	3,732	55,010
Olin Corp. (Chemicals)	1,876	23,225
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	331	28,913
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,647	49,311
ONE Gas, Inc. (Gas Utilities)	350	24,154
Oshkosh Corp. (Machinery)	369	27,122
Owens Corning (Building Products)	671	46,171
PacWest Bancorp (Banks)	1,541	26,320
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	156	12,836
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	3,109	31,059
Patterson Cos., Inc. (Health Care Providers & Services)	1,145	27,600
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	1,728	21,652
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	1,899	138,057
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,401	25,092
Pilgrim's Pride Corp.* (Food Products)	232	3,472
Pinnacle Financial Partners, Inc. (Banks)	1,001	35,626
PNM Resources, Inc. (Electric Utilities)	525	21,698
Post Holdings, Inc.* (Food Products)	449	38,614
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	477	20,082
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	663	24,146
Prosperity Bancshares, Inc. (Banks)	1,224	63,440
PTC, Inc.* (Software)	662	54,761
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,046	27,656
Regal Beloit Corp. (Electrical Equipment)	536	50,314
Reinsurance Group of America, Inc. (Insurance)	897	85,384
RLI Corp. (Insurance)	193	16,160
RPM International, Inc. (Chemicals)	686	56,828
Ryder System, Inc. (Road & Rail)	711	30,033
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	2,713	37,399
Sabre Corp. (IT Services)	2,139	13,925
Sally Beauty Holdings, Inc.* (Specialty Retail)	1,490	12,948
Science Applications International Corp. (IT Services)	423	33,172
Selective Insurance Group, Inc. (Insurance)	790	40,677
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	422	22,349
Sensient Technologies Corp. (Chemicals)	559	32,277
Service Corp. International (Diversified Consumer Services)	1,140	48,085
Service Properties Trust (Equity Real Estate Investment Trusts)	2,172	17,267
Signature Bank (Banks)	707	58,674
Silgan Holdings, Inc. (Containers & Packaging)	416	15,296
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	497	10,089
SLM Corp. (Consumer Finance)	2,476	20,031
Sonoco Products Co. (Containers & Packaging)	1,325	67,668
Southwest Gas Holdings, Inc. (Gas Utilities)	738	46,568
Spire, Inc. (Gas Utilities)	680	36,176
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	789	26,629
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	1,556	32,567
Steel Dynamics, Inc. (Metals & Mining)	1,346	38,535
Stericycle, Inc.* (Commercial Services & Supplies)	677	42,692
Sterling Bancorp (Banks)	2,566	26,994
Stifel Financial Corp. (Capital Markets)	462	23,359
STORE Capital Corp. (Equity Real Estate Investment Trusts)	663	18,186
Strategic Education, Inc. (Diversified Consumer Services)	151	13,812
Sunrun, Inc.* (Electrical Equipment)	603	46,473
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	177	14,234
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	544	76,193
Synovus Financial Corp. (Banks)	1,945	41,176
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	464	15,447
Taylor Morrison Home Corp.* (Household Durables)	1,713	42,123
TCF Financial Corp. (Banks)	2,010	46,954
TEGNA, Inc. (Media)	2,891	33,968
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	1,313	24,212
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,391	34,093

:: ProFund VP Mid-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
Teradata Corp.* (IT Services)	878	$19,931
Terex Corp. (Machinery)	915	17,714
Texas Capital Bancshares, Inc.* (Banks)	666	20,733
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	422	25,653
The Chemours Co. (Chemicals)	2,168	45,333
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	1,602	18,167
The Goodyear Tire & Rubber Co. (Auto Components)	3,076	23,593
The Hain Celestial Group, Inc.* (Food Products)	1,103	37,833
The Hanover Insurance Group, Inc. (Insurance)	498	46,404
The Macerich Co. (Equity Real Estate Investment Trusts)	1,479	10,042
The Middleby Corp.* (Machinery)	309	27,720
The New York Times Co. - Class A (Media)	648	27,728
The Wendy's Co. (Hotels, Restaurants & Leisure)	992	22,117
Thor Industries, Inc. (Automobiles)	728	69,349
Toll Brothers, Inc. (Household Durables)	758	36,884
Tootsie Roll Industries, Inc. (Food Products)	124	3,832
TreeHouse Foods, Inc.* (Food Products)	745	30,195
TRI Pointe Group, Inc.* (Household Durables)	1,720	31,201
Trinity Industries, Inc. (Machinery)	1,175	22,913
TripAdvisor, Inc. (Interactive Media & Services)	1,268	24,840
Trustmark Corp. (Banks)	837	17,920
UGI Corp. (Gas Utilities)	2,750	90,695
UMB Financial Corp. (Banks)	571	27,985
Umpqua Holdings Corp. (Banks)	2,906	30,862
United Bankshares, Inc. (Banks)	1,713	36,778
United States Steel Corp. (Metals & Mining)	2,909	21,352
United Therapeutics Corp.* (Biotechnology)	586	59,186
Univar Solutions, Inc.* (Trading Companies & Distributors)	2,232	37,676
Urban Edge Properties (Equity Real Estate Investment Trusts)	782	7,601
Urban Outfitters, Inc.* (Specialty Retail)	904	18,812
Valley National Bancorp (Banks)	5,330	36,511
Valmont Industries, Inc. (Construction & Engineering)	152	18,875
Valvoline, Inc. (Chemicals)	1,124	21,401
ViaSat, Inc.* (Communications Equipment)	415	14,272
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,750	27,248
Visteon Corp.* (Auto Components)	106	7,337
Washington Federal, Inc. (Thrifts & Mortgage Finance)	370	7,718
Watsco, Inc. (Trading Companies & Distributors)	212	49,373
Webster Financial Corp. (Banks)	1,190	31,428
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	890	15,094
Werner Enterprises, Inc. (Road & Rail)	414	17,384
Williams-Sonoma, Inc. (Specialty Retail)	318	28,760
Wintrust Financial Corp. (Banks)	760	30,438
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	838	17,757
World Wrestling Entertainment, Inc. - Class A (Entertainment)	265	10,725
Worthington Industries, Inc. (Metals & Mining)	477	19,452
WW International, Inc.* (Diversified Consumer Services)	297	5,604
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	642	19,748
XPO Logistics, Inc.* (Air Freight & Logistics)	1,206	102,100

TOTAL COMMON STOCKS
(Cost $7,955,569)		9,471,529

TOTAL INVESTMENT SECURITIES
(Cost $7,955,569) - 100.0%		9,471,529
Net other assets (liabilities) - NM		(154)

NET ASSETS - 100.0%		$9,471,375

*	Non-income producing security.

September 30, 2020 :: ProFund VP Mid-Cap Value ::

ProFund VP Mid-Cap Value invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Aerospace & Defense	$13,802	0.1%
Air Freight & Logistics	102,100	1.1%
Airlines	40,743	0.4%
Auto Components	173,462	1.8%
Automobiles	118,969	1.3%
Banks	1,027,005	10.9%
Biotechnology	83,055	0.9%
Building Products	116,360	1.2%
Capital Markets	194,064	2.0%
Chemicals	311,379	3.4%
Commercial Services & Supplies	158,550	1.7%
Communications Equipment	88,931	0.9%
Construction & Engineering	170,611	1.8%
Consumer Finance	52,590	0.6%
Containers & Packaging	156,171	1.6%
Diversified Consumer Services	197,974	2.1%
Diversified Financial Services	51,300	0.5%
Electric Utilities	190,547	2.0%
Electrical Equipment	266,069	2.9%
Electronic Equipment, Instruments & Components	345,484	3.7%
Energy Equipment & Services	19,591	0.2%
Entertainment	24,845	0.3%
Equity Real Estate Investment Trusts	922,704	9.7%
Food & Staples Retailing	124,624	1.3%
Food Products	344,526	3.7%
Gas Utilities	280,508	2.9%
Health Care Equipment & Supplies	110,261	1.2%
Health Care Providers & Services	296,051	3.1%
Hotels, Restaurants & Leisure	276,329	2.9%
Household Durables	160,829	1.7%
Insurance	585,552	6.2%
Interactive Media & Services	24,840	0.3%
Internet & Direct Marketing Retail	38,769	0.4%
IT Services	184,394	1.9%
Leisure Products	84,973	0.9%
Machinery	261,128	2.8%
Marine	13,781	0.1%
Media	93,181	0.9%
Metals & Mining	118,167	1.2%
Multiline Retail	84,568	0.9%
Multi-Utilities	90,458	1.0%
Oil, Gas & Consumable Fuels	179,394	1.9%
Paper & Forest Products	31,371	0.3%
Personal Products	59,322	0.6%
Pharmaceuticals	75,869	0.8%
Professional Services	87,158	0.9%
Real Estate Management & Development	33,959	0.4%
Road & Rail	85,670	0.9%
Semiconductors & Semiconductor Equipment	202,827	2.2%
Software	151,349	1.6%
Specialty Retail	247,198	2.6%
Technology Hardware, Storage & Peripherals	21,387	0.2%
Textiles, Apparel & Luxury Goods	31,663	0.3%
Thrifts & Mortgage Finance	33,041	0.3%
Trading Companies & Distributors	154,533	1.6%
Water Utilities	53,331	0.6%
Wireless Telecommunication Services	24,212	0.3%
Other**	(154)	NM
Total	$9,471,375	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

September 30, 2020 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (61.0%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,898	$477,443
Adobe, Inc.* (Software)	3,665	1,797,426
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,971	735,532
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,675	191,670
Align Technology, Inc.* (Health Care Equipment & Supplies)	602	197,071
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,065	3,026,464
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,999	2,937,730
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3,000	9,446,189
Amgen, Inc. (Biotechnology)	4,475	1,137,366
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,821	329,324
ANSYS, Inc.* (Software)	656	214,663
Apple, Inc. (Technology Hardware, Storage & Peripherals)	102,450	11,864,734
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,979	414,902
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	583	215,284
Autodesk, Inc.* (Software)	1,675	386,942
Automatic Data Processing, Inc. (IT Services)	3,286	458,364
Baidu, Inc.*ADR (Interactive Media & Services)	2,149	272,042
Biogen, Inc.* (Biotechnology)	1,210	343,253
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,386	105,447
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	313	535,443
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,055	1,112,998
Cadence Design Systems, Inc.* (Software)	2,130	227,122
CDW Corp. (Electronic Equipment, Instruments & Components)	1,090	130,288
Cerner Corp. (Health Care Technology)	2,334	168,725
Charter Communications, Inc.* - Class A (Media)	1,566	977,716
Check Point Software Technologies, Ltd.* (Software)	1,071	128,884
Cintas Corp. (Commercial Services & Supplies)	791	263,269
Cisco Systems, Inc. (Communications Equipment)	32,264	1,270,879
Citrix Systems, Inc. (Software)	944	129,998
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,143	287,607
Comcast Corp. - Class A (Media)	34,834	1,611,421
Copart, Inc.* (Commercial Services & Supplies)	1,794	188,657
Costco Wholesale Corp. (Food & Staples Retailing)	3,377	1,198,835
CSX Corp. (Road & Rail)	5,846	454,058
DexCom, Inc.* (Health Care Equipment & Supplies)	732	301,752
DocuSign, Inc.* (Software)	1,414	304,349
Dollar Tree, Inc.* (Multiline Retail)	1,813	165,599
eBay, Inc. (Internet & Direct Marketing Retail)	5,348	278,631
Electronic Arts, Inc.* (Entertainment)	2,207	287,815
Exelon Corp. (Electric Utilities)	7,446	266,269
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,037	95,083
Facebook, Inc.* - Class A (Interactive Media & Services)	14,402	3,771,884
Fastenal Co. (Trading Companies & Distributors)	4,383	197,629
Fiserv, Inc.* (IT Services)	5,117	527,307
Fox Corp. - Class A (Media)	2,626	73,082
Fox Corp. - Class B (Media)	1,995	55,800
Gilead Sciences, Inc. (Biotechnology)	9,580	605,360
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	650	255,522
Illumina, Inc.* (Life Sciences Tools & Services)	1,116	344,933
Incyte Corp.* (Biotechnology)	1,671	149,956
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,499	1,682,798
Intuit, Inc. (Software)	2,001	652,746
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	894	634,328
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	7,014	544,357
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,188	230,163
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,113	369,238
Liberty Global PLC* - Class A (Media)	1,393	29,267
Liberty Global PLC* - Class C (Media)	3,047	62,570
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	950	312,902
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,478	229,413
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,037	137,722
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	380	411,342
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,929	198,224
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,488	398,596
Microsoft Corp. (Software)	45,333	9,534,891
Moderna, Inc.* (Biotechnology)	3,015	213,311
Mondelez International, Inc. - Class A (Food Products)	10,912	626,894
Monster Beverage Corp.* (Beverages)	4,029	323,126
NetEase, Inc.ADR (Entertainment)	548	249,159
Netflix, Inc.* (Entertainment)	3,369	1,684,601
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,715	2,551,852

:: ProFund VP Nasdaq-100 :: September 30, 2020

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,134	$266,345
O'Reilly Automotive, Inc.* (Specialty Retail)	566	260,972
PACCAR, Inc. (Machinery)	2,645	225,566
Paychex, Inc. (IT Services)	2,741	218,650
PayPal Holdings, Inc.* (IT Services)	8,966	1,766,571
PepsiCo, Inc. (Beverages)	10,580	1,466,388
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,205	163,501
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,621	1,014,519
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	799	447,264
Ross Stores, Inc. (Specialty Retail)	2,720	253,830
Seattle Genetics, Inc.* (Biotechnology)	1,330	260,268
Sirius XM Holdings, Inc.(a) (Media)	33,166	177,770
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,276	185,658
Splunk, Inc.* (Software)	1,214	228,390
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,933	767,524
Synopsys, Inc.* (Software)	1,160	248,217
Take-Two Interactive Software, Inc.* (Entertainment)	874	144,402
Tesla, Inc.* (Automobiles)	7,120	3,054,551
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,999	999,387
The Kraft Heinz Co. (Food Products)	9,342	279,793
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,458	1,081,617
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,996	124,435
Ulta Beauty, Inc.* (Specialty Retail)	430	96,311
VeriSign, Inc.* (IT Services)	878	179,858
Verisk Analytics, Inc. - Class A (Professional Services)	1,241	229,970
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,990	541,519
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,621	237,826
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,312	84,504
Workday, Inc.* - Class A (Software)	1,353	291,071
Xcel Energy, Inc. (Electric Utilities)	4,014	277,006
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,867	194,616
Zoom Video Communications, Inc.* - Class A (Software)	1,392	654,393

TOTAL COMMON STOCKS
(Cost $20,820,378)		88,418,909

	Principal Amount	Value
Repurchase Agreements(b)(c) (37.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $54,589,038	$54,589,000	$54,589,000
TOTAL REPURCHASE AGREEMENTS
(Cost $54,589,000)		54,589,000

Collateral for Securities Loaned (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	98,679	$98,679
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	591	591
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	2,574	2,574
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	77,202	77,202
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $179,046)		179,046
TOTAL INVESTMENT SECURITIES
(Cost $75,588,424) - 98.8%		143,186,955
Net other assets (liabilities) - 1.2%		1,670,378

NET ASSETS - 100.0%		$144,857,333

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $159,948.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $5,824,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	35	12/21/20	$7,981,575	$15,275

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/20	0.65%	$36,566,763	$172,385
Nasdaq-100 Index	UBS AG	10/27/20	0.90%	11,519,537	54,609
				$48,086,300	$226,994

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Nasdaq-100 ::

ProFund VP Nasdaq-100 invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Automobiles	$3,054,551	2.1%
Beverages	1,789,514	1.3%
Biotechnology	3,995,414	2.8%
Commercial Services & Supplies	451,926	0.3%
Communications Equipment	1,270,879	0.9%
Electric Utilities	543,275	0.4%
Electronic Equipment, Instruments & Components	130,288	0.1%
Entertainment	2,843,420	2.0%
Food & Staples Retailing	1,436,661	1.0%
Food Products	906,687	0.6%
Health Care Equipment & Supplies	1,388,673	1.0%
Health Care Technology	168,725	0.1%
Hotels, Restaurants & Leisure	996,937	0.7%
Interactive Media & Services	10,008,120	6.8%
Internet & Direct Marketing Retail	11,598,981	8.1%
IT Services	3,438,357	2.4%
Life Sciences Tools & Services	344,933	0.2%
Machinery	225,566	0.2%
Media	2,987,626	2.1%
Multiline Retail	165,599	0.1%
Professional Services	229,970	0.2%
Road & Rail	454,058	0.3%
Semiconductors & Semiconductor Equipment	11,037,158	7.6%
Software	14,799,092	10.1%
Specialty Retail	611,113	0.4%
Technology Hardware, Storage & Peripherals	11,949,238	8.2%
Textiles, Apparel & Luxury Goods	312,902	0.2%
Trading Companies & Distributors	197,629	0.1%
Wireless Telecommunication Services	1,081,617	0.7%
Other**	56,438,424	39.0%
Total	$144,857,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Oil & Gas ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.6%)

	Shares	Value
Apache Corp. (Oil, Gas & Consumable Fuels)	7,660	$72,540
Baker Hughes Co. - Class A (Energy Equipment & Services)	13,318	176,996
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	8,088	140,408
Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,658	215,526
Chevron Corp. (Oil, Gas & Consumable Fuels)	37,893	2,728,295
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	2,071	50,387
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	3,992	176,127
ConocoPhillips (Oil, Gas & Consumable Fuels)	20,265	665,502
Continental Resources, Inc.(a) (Oil, Gas & Consumable Fuels)	1,260	15,473
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	7,767	73,476
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,203	96,474
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,816	424,667
EQT Corp. (Oil, Gas & Consumable Fuels)	5,186	67,055
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	8,248	69,778
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	85,803	2,945,616
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	1,719	113,798
Halliburton Co. (Energy Equipment & Services)	17,826	214,803
Hess Corp. (Oil, Gas & Consumable Fuels)	5,548	227,080
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	3,025	59,623
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	39,502	487,059
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	16,021	65,526
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	13,205	387,435
National Oilwell Varco, Inc. (Energy Equipment & Services)	7,879	71,384
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	9,834	84,081
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	16,987	170,040
OGE Energy Corp. (Electric Utilities)	4,062	121,819
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	9,014	234,184
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	5,273	43,028
Parsley Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	6,054	56,665
Phillips 66 (Oil, Gas & Consumable Fuels)	8,862	459,406
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,334	286,691
Schlumberger, Ltd. (Energy Equipment & Services)	28,168	438,295
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	4,732	66,390
TechnipFMC PLC (Energy Equipment & Services)	8,569	54,070
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	24,627	483,921
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,275	358,473
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	8,195	40,156

TOTAL COMMON STOCKS
(Cost $8,664,099)		12,442,247

	Principal Amount	Value
Repurchase Agreements(b) (2.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $262,000	$262,000	$262,000
TOTAL REPURCHASE AGREEMENTS
(Cost $262,000)		262,000

Collateral for Securities Loaned (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	8,218	$8,218
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	49	49
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	214	214
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	6,430	6,430
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $14,911)		14,911
TOTAL INVESTMENT SECURITIES
(Cost $8,941,010) - 99.8%		12,719,158
Net other assets (liabilities) - 0.2%		23,741

NET ASSETS - 100.0%		$12,742,899

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $14,085.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Oil & Gas :: September 30, 2020

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	10/23/20	0.60%	$240,734	$(1,576)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Oil & Gas invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Electric Utilities	$121,819	1.0%
Energy Equipment & Services	955,548	7.5%
Oil, Gas & Consumable Fuels	11,251,082	88.2%
Semiconductors & Semiconductor Equipment	113,798	0.9%
Other**	300,652	2.4%
Total	$12,742,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.9%)

	Shares	Value
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	2,610	$30,720
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,703	16,008
Amicus Therapeutics, Inc.* (Biotechnology)	14,525	205,094
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	6,375	24,735
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,052	38,475
Arvinas, Inc.* (Pharmaceuticals)	1,365	32,228
Axsome Therapeutics, Inc.* (Pharmaceuticals)	1,486	105,878
Bristol-Myers Squibb Co. (Pharmaceuticals)	10,547	635,879
Cara Therapeutics, Inc.* (Biotechnology)	2,395	30,476
Catalent, Inc.* (Pharmaceuticals)	7,348	629,430
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	5,401	16,041
ChemoCentryx, Inc.* (Biotechnology)	2,784	152,563
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,938	40,349
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,837	101,593
Elanco Animal Health, Inc.* (Pharmaceuticals)	18,359	512,767
Eli Lilly & Co. (Pharmaceuticals)	4,100	606,882
Endo International PLC* (Pharmaceuticals)	12,897	42,560
Horizon Therapeutics PLC* (Pharmaceuticals)	8,594	667,581
Innoviva, Inc.* (Pharmaceuticals)	3,528	36,868
Intersect ENT, Inc.* (Pharmaceuticals)	1,835	29,929
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	3,896	99,971
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	8,978	80,757
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,112	443,740
Johnson & Johnson (Pharmaceuticals)	20,812	3,098,490
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	520	61,740
Merck & Co., Inc. (Pharmaceuticals)	31,907	2,646,685
Mylan N.V.* (Pharmaceuticals)	29,014	430,278
MyoKardia, Inc.* (Pharmaceuticals)	2,975	405,582
Omeros Corp.*(a) (Pharmaceuticals)	3,446	34,822
Pacira BioSciences, Inc.* (Pharmaceuticals)	2,399	144,228
Perrigo Co. PLC (Pharmaceuticals)	7,660	351,671
Pfizer, Inc. (Pharmaceuticals)	17,222	632,047
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	683	25,046
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	1,139	19,819
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	2,817	102,595
Provention Bio, Inc.* (Pharmaceuticals)	2,685	34,449
Reata Pharmaceuticals, Inc.* (Pharmaceuticals)	1,347	131,225
Relmada Therapeutics, Inc.* (Pharmaceuticals)	756	28,441
Revance Therapeutics, Inc.* (Pharmaceuticals)	3,441	86,507
Royalty Pharma PLC - Class A (Pharmaceuticals)	4,518	190,072
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	8,179	33,370
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	13,754	21,731
Theravance Biopharma, Inc.* (Pharmaceuticals)	2,781	41,117
Tricida, Inc.* (Pharmaceuticals)	1,657	15,012
Vanda Pharmaceuticals, Inc.* (Biotechnology)	3,067	29,627
Zoetis, Inc. (Pharmaceuticals)	3,921	648,415
Zogenix, Inc.* (Pharmaceuticals)	3,112	55,798

TOTAL COMMON STOCKS
(Cost $9,276,110)		13,849,291

Collateral for Securities Loaned (0.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(b)	26,507	$26,507
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(b)	159	159
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(b)	691	691
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(b)	20,738	20,738
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $48,095)		48,095
TOTAL INVESTMENT SECURITIES
(Cost $9,324,205) - 99.2%		13,897,386
Net other assets (liabilities) - 0.8%		111,952

NET ASSETS - 100.0%		$14,009,338

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $46,043.
(b)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Pharmaceuticals Index	Goldman Sachs International	10/23/20	0.60%	$262,172	$4,059

:: ProFund VP Pharmaceuticals :: September 30, 2020

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Biotechnology	$625,676	4.5%
Pharmaceuticals	13,223,615	94.4%
Other**	160,047	1.1%
Total	$14,009,338	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (95.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $38,052,026	$38,052,000	$38,052,000
TOTAL REPURCHASE AGREEMENTS (Cost $38,052,000)		38,052,000
TOTAL INVESTMENT SECURITIES (Cost $38,052,000) - 95.4%		38,052,000
Net other assets (liabilities) - 4.6%		1,835,032

NET ASSETS - 100.0%		$39,887,032

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $4,979,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	10/23/20	0.60%	$21,103,478	$977,971
Dow Jones Precious Metals Index	UBS AG	10/23/20	0.85%	18,720,589	861,344
				$39,824,067	$1,839,315

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
AGNC Investment Corp. (Mortgage Real Estate Investment Trusts)	4,528	$62,984
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	955	152,800
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	1,122	39,180
American Homes 4 Rent - Class A (Equity Real Estate Investment Trusts)	2,174	61,916
American Tower Corp. (Equity Real Estate Investment Trusts)	3,616	874,095
Americold Realty Trust (Equity Real Estate Investment Trusts)	1,661	59,381
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts)	11,436	81,424
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	1,214	40,936
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	1,148	171,442
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	1,193	26,210
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	1,154	92,666
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	2,417	28,255
Camden Property Trust (Equity Real Estate Investment Trusts)	794	70,650
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	2,732	128,322
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	347	41,251
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	916	21,728
CoStar Group, Inc.* (Professional Services)	320	271,523
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	1,212	34,651
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	3,421	569,596
CubeSmart (Equity Real Estate Investment Trusts)	1,580	51,050
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	952	66,669
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,193	321,844
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	1,345	33,760
Duke Realty Corp. (Equity Real Estate Investment Trusts)	3,021	111,475
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	320	41,386
Equinix, Inc. (Equity Real Estate Investment Trusts)	722	548,813
Equity Commonwealth (Equity Real Estate Investment Trusts)	992	26,410
Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts)	1,380	84,594
Equity Residential (Equity Real Estate Investment Trusts)	2,791	143,262
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	532	106,820
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	1,052	112,553
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	561	41,200
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,038	41,312
Gaming & Leisure Properties, Inc. (Equity Real Estate Investment Trusts)	1,691	62,463
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,110	33,433
Healthcare Trust of America, Inc. - Class A (Equity Real Estate Investment Trusts)	1,783	46,358
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	4,389	119,161
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	847	28,434
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	5,750	62,043
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	1,250	27,413
Invitation Homes, Inc. (Equity Real Estate Investment Trusts)	4,569	127,886
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	2,349	62,930
JBG Smith Properties (Equity Real Estate Investment Trusts)	917	24,521
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	422	40,369
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	854	44,374
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	3,527	39,714
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	704	46,584
Lexington Realty Trust (Equity Real Estate Investment Trusts)	2,258	23,596
Life Storage, Inc. (Equity Real Estate Investment Trusts)	382	40,213
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	4,312	76,021
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	932	108,065
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	364	21,938
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	1,415	48,832
New Residential Investment Corp. (Mortgage Real Estate Investment Trusts)	3,390	26,951
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	1,849	55,359
Physicians Realty Trust (Equity Real Estate Investment Trusts)	1,698	30,411
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	545	22,945
Prologis, Inc. (Equity Real Estate Investment Trusts)	6,022	605,933
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	163	19,950
Public Storage (Equity Real Estate Investment Trusts)	1,240	276,173

:: ProFund VP Real Estate :: September 30, 2020

Common Stocks, continued

	Shares	Value
Rayonier, Inc. (Equity Real Estate Investment Trusts)	1,113	$29,428
Realty Income Corp. (Equity Real Estate Investment Trusts)	2,812	170,829
Regency Centers Corp. (Equity Real Estate Investment Trusts)	1,286	48,894
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	1,009	46,172
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	1,676	23,104
SBA Communications Corp. (Equity Real Estate Investment Trusts)	913	290,771
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	2,494	161,312
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	596	27,637
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	840	28,350
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts)	2,320	35,009
STORE Capital Corp. (Equity Real Estate Investment Trusts)	1,860	51,020
Sun Communities, Inc. (Equity Real Estate Investment Trusts)	801	112,629
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	503	16,745
The Howard Hughes Corp.* (Real Estate Management & Development)	367	21,139
UDR, Inc. (Equity Real Estate Investment Trusts)	2,406	78,460
Ventas, Inc. (Equity Real Estate Investment Trusts)	3,041	127,600
VEREIT, Inc. (Equity Real Estate Investment Trusts)	8,788	57,122
VICI Properties, Inc. (Equity Real Estate Investment Trusts)	4,351	101,683
Vornado Realty Trust (Equity Real Estate Investment Trusts)	1,278	43,081
Welltower, Inc. (Equity Real Estate Investment Trusts)	3,402	187,416
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	6,084	173,516
WP Carey, Inc. (Equity Real Estate Investment Trusts)	1,418	92,397

TOTAL COMMON STOCKS (Cost $3,830,364)		8,606,542

	Principal Amount	Value
Repurchase Agreements(a) (1.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $110,000	$110,000	$110,000
TOTAL REPURCHASE AGREEMENTS (Cost $110,000)		110,000
TOTAL INVESTMENT SECURITIES (Cost $3,940,364) - 100.9%		8,716,542
Net other assets (liabilities) - (0.9)%		(79,481)

NET ASSETS - 100.0%		$8,637,061

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Real Estate Index	Goldman Sachs International	10/23/20	0.60%	$51,228	$4,774

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Equity Real Estate Investment Trusts	$7,912,611	91.6%
Mortgage Real Estate Investment Trusts	232,578	2.7%
Professional Services	271,523	3.1%
Real Estate Management & Development	189,830	2.2%
Other**	30,519	0.4%
Total	$8,637,061	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (89.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $4,136,003	$4,136,000	$4,136,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,136,000)		4,136,000
TOTAL INVESTMENT SECURITIES
(Cost $4,136,000) - 89.8%		4,136,000
Net other assets (liabilities) - 10.2%		472,117

NET ASSETS - 100.0%		$4,608,117

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $348,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.375% due on 8/15/50	Citibank North America	10/15/20	0.05%	$(4,129,666)	$24,690
30-Year U.S. Treasury Bond, 1.375% due on 8/15/50	Societe' Generale	10/15/20	0.14%	(1,565,750)	11,771
				$(5,695,416)	$36,461

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (69.6%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	5,499	$450,863
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,731	202,077
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,277	254,268
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,884	686,379
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	272	18,346
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	513	32,699
Enphase Energy, Inc.* (Electrical Equipment)	590	48,728
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	631	46,909
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	244	27,389
Intel Corp. (Semiconductors & Semiconductor Equipment)	19,919	1,031,406
KLA Corp. (Semiconductors & Semiconductor Equipment)	728	141,043
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	683	226,585
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	3,115	123,666
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,251	84,580
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,182	121,462
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	5,204	244,380
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	258	28,181
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	198	55,363
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,890	1,564,126
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,308	163,251
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,922	41,688
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	279	15,457
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	535	69,020
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,284	621,821
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	304	16,100
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	205	20,059
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	782	113,781
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	234	55,774
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	777	61,740
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,290	612,569
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	202	36,509
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,144	119,251

TOTAL COMMON STOCKS
(Cost $1,950,902)		7,335,470

	Principal Amount	Value
Repurchase Agreements(a) (1.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $156,000	$156,000	$156,000
TOTAL REPURCHASE AGREEMENTS
(Cost $156,000)		156,000
TOTAL INVESTMENT SECURITIES
(Cost $2,106,902) - 71.1%		7,491,470
Net other assets (liabilities) - 28.9%		3,038,497

NET ASSETS - 100.0%		$10,529,967

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	10/23/20	0.60%	$3,169,291	$10,454

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Semiconductor :: September 30, 2020

ProFund VP Semiconductor invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Electrical Equipment	$48,728	0.5%
Semiconductors & Semiconductor Equipment	7,286,742	69.1%
Other**	3,194,497	30.4%
Total	$10,529,967	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (100.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $18,000	$18,000	$18,000
TOTAL REPURCHASE AGREEMENTS
(Cost $18,000)		18,000
TOTAL INVESTMENT SECURITIES
(Cost $18,000) - 100.1%		18,000
Net other assets (liabilities) - (0.1)%		(12)

NET ASSETS - 100.0%		$17,988

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $14,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/20	(0.30)%	$(3,930)	$(28)
Dow Jones Industrial Average	UBS AG	10/27/20	(0.30)%	(13,992)	(103)
				$(17,922)	$(131)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (116.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,051,001	$1,051,000	$1,051,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,051,000)		1,051,000
TOTAL INVESTMENT SECURITIES
(Cost $1,051,000) - 116.4%		1,051,000
Net other assets (liabilities) - (16.4)%		(147,807)

NET ASSETS - 100.0%		$903,193

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $280,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	Goldman Sachs International	10/27/20	0.40%	$(245,847)	$(4,903)
S&P/BNY Mellon Emerging 50 ADR Index (USD)	UBS AG	10/27/20	0.40%	(650,303)	(17,154)
				$(896,150)	$(22,057)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $731,001	$731,000	$731,000
TOTAL REPURCHASE AGREEMENTS
(Cost $731,000)		731,000
TOTAL INVESTMENT SECURITIES
(Cost $731,000) - 96.4%		731,000
Net other assets (liabilities) - 3.6%		27,675

NET ASSETS - 100.0%		$758,675

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $220,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	10/27/20	0.30%	$(316,022)	$2,209
MSCI EAFE Index	UBS AG	10/27/20	0.20%	(434,864)	2,820
				$(750,886)	$5,029

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (56.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $59,000	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS
(Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES
(Cost $59,000) - 56.5%		59,000
Net other assets (liabilities) - 43.5%		45,453

NET ASSETS - 100.0%		$104,453

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $59,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/20	(0.15)%	$(47,656)	$(51)
S&P MidCap 400	UBS AG	10/27/20	(0.10)%	(55,928)	(7)
				$(103,584)	$(58)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (119.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $7,628,005	$7,628,000	$7,628,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,628,000)		7,628,000
TOTAL INVESTMENT SECURITIES
(Cost $7,628,000) - 119.4%		7,628,000
Net other assets (liabilities) - (19.4)%		(1,239,391)

NET ASSETS - 100.0%		$6,388,609

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $1,357,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	2	12/21/20	$(456,090)	$(879)

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/20	(0.40)%	$(988,997)	$(11,383)
Nasdaq-100 Index	UBS AG	10/27/20	(0.25)%	(4,931,828)	(24,564)
				$(5,920,825)	$(35,947)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (96.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,516,001	$1,516,000	$1,516,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,516,000)		1,516,000
TOTAL INVESTMENT SECURITIES
(Cost $1,516,000) - 96.0%		1,516,000
Net other assets (liabilities) - 4.0%		63,945

NET ASSETS - 100.0%		$1,579,945

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $264,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	4	12/21/20	$(301,060)	$3,034

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/20	0.15%	$(316,945)	$435
Russell 2000 Index	UBS AG	10/27/20	0.40%	(960,958)	1,267
				$(1,277,903)	$1,702

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (63.1%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	74	$1,846
1Life Healthcare, Inc.* (Health Care Providers & Services)	235	6,665
1st Constitution Bancorp (Banks)	27	321
1st Source Corp. (Banks)	49	1,511
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	353	1,733
89bio, Inc.* (Biotechnology)	19	488
8x8, Inc.* (Software)	309	4,805
A10 Networks, Inc.* (Software)	182	1,159
AAON, Inc. (Building Products)	123	7,411
AAR Corp. (Aerospace & Defense)	100	1,880
Aaron's, Inc. (Specialty Retail)	202	11,443
Abeona Therapeutics, Inc.* (Biotechnology)	181	185
Abercrombie & Fitch Co. - Class A (Specialty Retail)	187	2,605
ABM Industries, Inc. (Commercial Services & Supplies)	201	7,369
Acacia Communications, Inc.* (Communications Equipment)	116	7,818
Acacia Research Corp.* (Professional Services)	142	493
Acadia Realty Trust (Equity Real Estate Investment Trusts)	254	2,667
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	133	1,424
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	93	991
ACCO Brands Corp. (Commercial Services & Supplies)	277	1,607
Accolade, Inc.* (Health Care Technology)	35	1,360
Accuray, Inc.* (Health Care Equipment & Supplies)	268	643
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	240	341
ACI Worldwide, Inc.* (Software)	343	8,963
ACNB Corp. (Banks)	25	520
Acushnet Holdings Corp. (Leisure Products)	103	3,462
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	29	864
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	7	139
AdaptHealth Corp.* (Health Care Providers & Services)	75	1,636
Addus Homecare Corp.* (Health Care Providers & Services)	41	3,875
Adient PLC* (Auto Components)	263	4,558
ADMA Biologics, Inc.* (Biotechnology)	180	430
Adtalem Global Education, Inc.* (Diversified Consumer Services)	156	3,828
ADTRAN, Inc. (Communications Equipment)	143	1,466
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	221	6,681
Advanced Drainage Systems, Inc. (Building Products)	166	10,365
Advanced Emissions Solutions, Inc. (Chemicals)	47	191
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	114	7,175
AdvanSix, Inc.* (Chemicals)	82	1,056
Adverum Biotechnologies, Inc.* (Biotechnology)	260	2,678
Aegion Corp.* (Construction & Engineering)	91	1,286
Aeglea BioTherapeutics, Inc.* (Biotechnology)	126	893
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	110	1,295
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	220	8,776
AeroVironment, Inc.* (Aerospace & Defense)	65	3,901
Affimed NV* (Biotechnology)	243	824
Agenus, Inc.* (Biotechnology)	454	1,816
Agile Therapeutics, Inc.* (Pharmaceuticals)	203	617
Agilysys, Inc.* (Software)	54	1,305
Agree Realty Corp. (Equity Real Estate Investment Trusts)	159	10,119
AgroFresh Solutions, Inc.* (Chemicals)	92	224
Aimmune Therapeutics, Inc.* (Biotechnology)	139	4,789
Air Transport Services Group, Inc.* (Air Freight & Logistics)	176	4,411
Akcea Therapeutics, Inc.* (Pharmaceuticals)	49	889
Akebia Therapeutics, Inc.* (Biotechnology)	429	1,077
Akerna Corp.* (Professional Services)	27	98
Akero Therapeutics, Inc.* (Biotechnology)	41	1,262
Akouos, Inc.* (Biotechnology)	43	983
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	93	759
Alamo Group, Inc. (Machinery)	30	3,241
Alarm.com Holdings, Inc.* (Software)	142	7,846
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	155	310
Albany International Corp. - Class A (Machinery)	92	4,555
Albireo Pharma, Inc.* (Biotechnology)	40	1,335
Alcoa Corp.* (Metals & Mining)	561	6,524
Alector, Inc.* (Biotechnology)	139	1,464
Alerus Financial Corp. (Diversified Financial Services)	44	862
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	216	2,421
Alexander's, Inc. (Equity Real Estate Investment Trusts)	6	1,471
Alico, Inc. (Food Products)	16	458
Allakos, Inc.* (Biotechnology)	73	5,946
Allegheny Technologies, Inc.* (Metals & Mining)	380	3,314
Allegiance Bancshares, Inc. (Banks)	57	1,332
Allegiant Travel Co. (Airlines)	39	4,672
ALLETE, Inc. (Electric Utilities)	156	8,071

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Allied Motion Technologies, Inc. (Electrical Equipment)	22	$908
Allogene Therapeutics, Inc.* (Biotechnology)	161	6,071
Allovir, Inc.* (Biotechnology)	54	1,485
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	484	3,940
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	61	782
Alpha Pro Tech, Ltd.* (Building Products)	37	547
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	135	896
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	20	311
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	51	399
Altabancorp (Banks)	48	966
Altair Engineering, Inc.* - Class A (Software)	127	5,331
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	14	177
Altra Industrial Motion Corp. (Machinery)	193	7,135
ALX Oncology Holdings, Inc.* (Biotechnology)	29	1,094
AMAG Pharmaceuticals, Inc.* (Biotechnology)	92	865
Amalgamated Bank - Class A (Banks)	41	434
A-Mark Precious Metals, Inc. (Diversified Financial Services)	15	506
Ambac Financial Group, Inc.* (Insurance)	136	1,737
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	99	5,166
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	156	735
AMC Networks, Inc.* - Class A (Media)	116	2,866
Amerant Bancorp, Inc.* (Banks)	68	633
Ameresco, Inc.* - Class A (Construction & Engineering)	73	2,438
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	151	3,638
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	336	1,939
American Eagle Outfitters, Inc. (Specialty Retail)	452	6,694
American Equity Investment Life Holding Co. (Insurance)	272	5,981
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	327	2,050
American National Bankshares, Inc. (Banks)	32	669
American Outdoor Brands, Inc.* (Leisure Products)	41	534
American Public Education, Inc.* (Diversified Consumer Services)	43	1,212
American Realty Investors, Inc.* (Real Estate Management & Development)	3	27
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	43	297
American Software, Inc. - Class A (Software)	90	1,264
American States Water Co. (Water Utilities)	110	8,244
American Superconductor Corp.* (Electrical Equipment)	67	970
American Vanguard Corp. (Chemicals)	86	1,130
American Woodmark Corp.* (Building Products)	51	4,006
America's Car-Mart, Inc.* (Specialty Retail)	19	1,613
Ameris Bancorp (Banks)	199	4,533
AMERISAFE, Inc. (Insurance)	57	3,270
Ames National Corp. (Banks)	26	439
Amicus Therapeutics, Inc.* (Biotechnology)	761	10,745
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	299	3,349
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	140	8,184
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	297	1,152
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	109	2,044
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	319	931
AnaptysBio, Inc.* (Biotechnology)	64	944
Anavex Life Sciences Corp.* (Biotechnology)	157	714
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	110	1,327
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	28	790
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	42	1,486
Annexon, Inc.* (Biotechnology)	44	1,330
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	492	1,328
Anterix, Inc.* (Diversified Telecommunication Services)	33	1,079
Antero Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	727	1,999
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	293	481
Apellis Pharmaceuticals, Inc.* (Biotechnology)	180	5,431
API Group Corp.* (Construction & Engineering)	419	5,962
Apogee Enterprises, Inc. (Building Products)	77	1,645
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	444	4,000
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	59	1,058
Appfolio, Inc.* (Software)	49	6,949
Appian Corp.* (Software)	107	6,928
Applied Genetic Technologies Corp.* (Biotechnology)	73	355
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	116	6,392
Applied Molecular Transport, Inc.* (Biotechnology)	37	1,177
Applied Optoelectronics, Inc.* (Communications Equipment)	65	731
Applied Therapeutics, Inc.* (Biotechnology)	41	851
Aprea Therapeutics, Inc.* (Biotechnology)	22	529
Aptinyx, Inc.* (Biotechnology)	76	257
Apyx Medical Corp.* (Health Care Equipment & Supplies)	100	471
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	59	286
Aravive, Inc.* (Biotechnology)	36	169

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	315	$3,613
ArcBest Corp. (Road & Rail)	75	2,330
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	45	1,912
Archrock, Inc. (Energy Equipment & Services)	388	2,087
Arconic Corp.* (Metals & Mining)	298	5,677
Arcosa, Inc. (Construction & Engineering)	145	6,393
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	48	2,059
Arcus Biosciences, Inc.* (Biotechnology)	126	2,160
Arcutis Biotherapeutics, Inc.* (Biotechnology)	54	1,582
Ardelyx, Inc.* (Biotechnology)	219	1,150
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	100	356
Arena Pharmaceuticals, Inc.* (Biotechnology)	174	13,013
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	92	841
Argan, Inc. (Construction & Engineering)	44	1,844
Argo Group International Holdings, Ltd. (Insurance)	97	3,340
Arlington Asset Investment Corp. - Class A (Capital Markets)	104	295
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	234	1,231
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	172	1,593
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	192	1,826
Arrow Financial Corp. (Banks)	40	1,008
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	300	12,918
Artesian Resources Corp. - Class A (Water Utilities)	24	827
Artisan Partners Asset Management, Inc. (Capital Markets)	165	6,434
Arvinas, Inc.* (Pharmaceuticals)	88	2,078
Asbury Automotive Group, Inc.* (Specialty Retail)	58	5,652
ASGN, Inc.* (Professional Services)	152	9,662
Aspen Aerogels, Inc.* (Energy Equipment & Services)	61	668
Aspen Group, Inc.* (Diversified Consumer Services)	57	637
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	237	731
Assembly Biosciences, Inc.* (Pharmaceuticals)	92	1,512
Assetmark Financial Holdings, Inc.* (Capital Markets)	49	1,065
Associated Capital Group, Inc. - Class A (Capital Markets)	6	217
Astec Industries, Inc. (Machinery)	67	3,635
Astronics Corp.* (Aerospace & Defense)	70	540
Asure Software, Inc.* (Software)	40	302
At Home Group, Inc.* (Specialty Retail)	161	2,392
Atara Biotherapeutics, Inc.* (Biotechnology)	217	2,812
Athenex, Inc.* (Biotechnology)	186	2,251
Athersys, Inc.* (Biotechnology)	519	1,012
Atkore International Group, Inc.* (Electrical Equipment)	142	3,228
Atlantic Capital Bancshares, Inc.* (Banks)	63	715
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	260	510
Atlantic Union Bankshares (Banks)	233	4,979
Atlanticus Holdings Corp.* (Consumer Finance)	15	179
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	77	4,689
ATN International, Inc. (Diversified Telecommunication Services)	34	1,705
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	48	502
Atreca, Inc.* - Class A (Biotechnology)	84	1,173
AtriCure, Inc.* (Health Care Equipment & Supplies)	131	5,227
Atrion Corp. (Health Care Equipment & Supplies)	4	2,504
Auburn National BanCorp, Inc. (Banks)	7	254
Avalon GloboCare Corp.* (Health Care Providers & Services)	59	74
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	143	4,750
Avaya Holdings Corp.* - Class C (Software)	248	3,770
Avenue Therapeutics, Inc.* (Pharmaceuticals)	20	217
AVEO Pharmaceuticals, Inc.* (Biotechnology)	65	386
Avid Bioservices, Inc.* (Biotechnology)	169	1,288
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	94	805
Avidity Biosciences, Inc.* (Biotechnology)	50	1,408
Avient Corp. (Chemicals)	274	7,250
Avis Budget Group, Inc.* (Road & Rail)	158	4,159
Avista Corp. (Multi-Utilities)	202	6,892
Avrobio, Inc.* (Biotechnology)	94	1,224
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	100	2,200
Axcella Health, Inc.* (Biotechnology)	45	208
AxoGen, Inc.* (Health Care Equipment & Supplies)	109	1,268
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	91	4,645
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	173	4,033
Axsome Therapeutics, Inc.* (Pharmaceuticals)	83	5,914
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	117	716
Aytu BioScience, Inc.* (Pharmaceuticals)	68	81
AZZ, Inc. (Electrical Equipment)	78	2,661
B Riley Financial, Inc. (Capital Markets)	57	1,428
B&G Foods, Inc.(a) - Class A (Food Products)	191	5,304
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	87	5,687
Balchem Corp. (Chemicals)	96	9,373
Banc of California, Inc. (Banks)	134	1,356
BancFirst Corp. (Banks)	56	2,287
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	93	1,130
BancorpSouth Bank (Banks)	296	5,736

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Bandwidth, Inc.* (Diversified Telecommunication Services)	57	$9,951
Bank First Corp. (Banks)	19	1,115
Bank of Commerce Holdings (Banks)	48	335
Bank of Marin Bancorp (Banks)	40	1,158
Bank7 Corp. (Thrifts & Mortgage Finance)	8	75
BankFinancial Corp. (Thrifts & Mortgage Finance)	40	289
BankUnited, Inc. (Banks)	275	6,025
Bankwell Financial Group, Inc. (Banks)	20	283
Banner Corp. (Banks)	104	3,355
Bar Harbor Bankshares (Banks)	45	925
Barnes Group, Inc. (Machinery)	141	5,039
Barrett Business Services, Inc. (Professional Services)	23	1,206
BayCom Corp.* (Banks)	34	350
BCB Bancorp, Inc. (Banks)	43	344
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	164	5,095
Beam Therapeutics, Inc.* (Biotechnology)	106	2,610
Beazer Homes USA, Inc.* (Household Durables)	85	1,122
Bed Bath & Beyond, Inc. (Specialty Retail)	380	5,692
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	30	320
Belden, Inc. (Electronic Equipment, Instruments & Components)	132	4,108
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	13	132
BellRing Brands, Inc.* - Class A (Personal Products)	119	2,468
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	109	2,196
Benefitfocus, Inc.* (Software)	87	974
Berkshire Hills Bancorp, Inc. (Banks)	134	1,355
Berry Corp. (Oil, Gas & Consumable Fuels)	203	644
Beyond Air, Inc.* (Health Care Equipment & Supplies)	42	218
Beyondspring, Inc.* (Biotechnology)	44	586
BG Staffing, Inc. (Professional Services)	28	237
BGC Partners, Inc. - Class A (Capital Markets)	913	2,191
Big Lots, Inc. (Multiline Retail)	118	5,263
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	267
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	529	1,817
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	269	1,003
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	144	9,361
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	41	1,187
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	72	355
BioSpecifics Technologies Corp.* (Biotechnology)	19	1,004
BioTelemetry, Inc.* (Health Care Providers & Services)	100	4,558
Bioxcel Therapeutics, Inc.* (Biotechnology)	35	1,518
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	66	1,943
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	410	17,035
Black Diamond Therapeutics, Inc.* (Biotechnology)	54	1,632
Black Hills Corp. (Multi-Utilities)	188	10,057
Blackbaud, Inc. (Software)	148	8,263
Blackline, Inc.* (Software)	150	13,444
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	412	9,051
Bloom Energy Corp.* (Electrical Equipment)	266	4,780
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	262	4,001
Blucora, Inc.* (Capital Markets)	144	1,356
Blue Bird Corp.* (Machinery)	46	559
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	15	74
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	37	495
Blueprint Medicines Corp.* (Biotechnology)	166	15,388
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	74	561
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	201	8,609
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	17	130
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	131	1,336
Boise Cascade Co. (Paper & Forest Products)	117	4,671
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	56	1,053
Boot Barn Holdings, Inc.* (Specialty Retail)	85	2,392
Boston Omaha Corp.* - Class A (Media)	39	624
Boston Private Financial Holdings, Inc. (Banks)	245	1,352
Bottomline Technologies, Inc.* (Software)	130	5,481
Box, Inc.* - Class A (Software)	415	7,204
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	243	7,458
Brady Corp. - Class A (Commercial Services & Supplies)	141	5,643
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	85	1,438
Bridge Bancorp, Inc. (Banks)	50	872
Bridgebio Pharma, Inc.* (Biotechnology)	218	8,179
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	66	626
Bridgford Foods Corp.* (Food Products)	5	92
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	111	990
Brightcove, Inc.* (IT Services)	118	1,208
Brightsphere Investment Group, Inc. (Capital Markets)	184	2,374
BrightView Holdings, Inc.* (Commercial Services & Supplies)	122	1,391
Brinker International, Inc. (Hotels, Restaurants & Leisure)	134	5,724
Bristow Group, Inc.* (Energy Equipment & Services)	20	425
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	385	3,796
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	550	1,397
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	97	5,373

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	205	$12,013
Brookline Bancorp, Inc. (Banks)	232	2,006
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	217	10,038
BRP Group, Inc.* - Class A (Insurance)	101	2,516
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	32	377
Bryn Mawr Bank Corp. (Banks)	59	1,467
Builders FirstSource, Inc.* (Building Products)	346	11,287
Business First Bancshares, Inc. (Banks)	58	870
Byline Bancorp, Inc. (Banks)	73	823
C&F Financial Corp. (Banks)	10	297
Cabaletta Bio, Inc.* (Biotechnology)	39	423
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	87	12,424
Cactus, Inc. - Class A (Energy Equipment & Services)	142	2,726
Cadence Bancorp (Banks)	369	3,170
Cadiz, Inc.* (Water Utilities)	60	596
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	416	23,321
Caesarstone, Ltd. (Building Products)	67	657
CAI International, Inc. (Trading Companies & Distributors)	49	1,349
CalAmp Corp.* (Communications Equipment)	100	719
Calavo Growers, Inc. (Food Products)	49	3,247
Caledonia Mining Corp. PLC (Metals & Mining)	33	561
Caleres, Inc. (Specialty Retail)	111	1,061
California Bancorp, Inc.* (Banks)	23	261
California Water Service Group (Water Utilities)	148	6,430
Calithera Biosciences, Inc.* (Biotechnology)	197	680
Calix, Inc.* (Communications Equipment)	158	2,809
Callaway Golf Co. (Leisure Products)	280	5,359
Cal-Maine Foods, Inc.* (Food Products)	94	3,607
Calyxt, Inc.* (Biotechnology)	31	170
Cambium Networks Corp.* (Communications Equipment)	17	287
Cambridge Bancorp (Banks)	19	1,010
Camden National Corp. (Banks)	44	1,330
Camping World Holdings, Inc. - Class A (Specialty Retail)	98	2,916
Cannae Holdings, Inc.* (Diversified Financial Services)	258	9,613
Cantel Medical Corp. (Health Care Equipment & Supplies)	114	5,009
Capital Bancorp, Inc.* (Banks)	24	227
Capital City Bank Group, Inc. (Banks)	40	752
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	397	3,678
Capstar Financial Holdings, Inc. (Banks)	48	471
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	285	1,602
Cara Therapeutics, Inc.* (Biotechnology)	123	1,565
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	116	4,565
Cardlytics, Inc.* (Media)	78	5,504
Cardtronics PLC* - Class A (IT Services)	108	2,138
CareDx, Inc.* (Biotechnology)	143	5,425
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	286	5,089
Cargurus, Inc.* (Interactive Media & Services)	259	5,602
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	63	681
Carpenter Technology Corp. (Metals & Mining)	142	2,579
Carriage Services, Inc. (Diversified Consumer Services)	49	1,093
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	106	684
Cars.com, Inc.* (Interactive Media & Services)	202	1,632
Carter Bank & Trust (Banks)	68	452
Casa Systems, Inc.* (Communications Equipment)	95	383
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	138	7,707
CASI Pharmaceuticals, Inc.* (Biotechnology)	198	303
Casper Sleep, Inc.* (Household Durables)	76	546
Cass Information Systems, Inc. (IT Services)	43	1,730
Cassava Sciences, Inc.* (Pharmaceuticals)	69	794
Castle Biosciences, Inc.* (Biotechnology)	35	1,801
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	58	359
Catalyst Biosciences, Inc.* (Biotechnology)	66	284
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	291	864
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	146	1,304
Cathay General Bancorp (Banks)	227	4,921
Cavco Industries, Inc.* (Household Durables)	28	5,049
CB Financial Services, Inc. (Banks)	15	286
CBIZ, Inc.* (Professional Services)	153	3,499
CBTX, Inc. (Banks)	53	866
CECO Environmental Corp.* (Commercial Services & Supplies)	93	678
Cellular Biomedicine Group, Inc.* (Biotechnology)	37	679
CEL-SCI Corp.* (Biotechnology)	101	1,288
Celsius Holdings, Inc.* (Beverages)	103	2,339
Centogene NV* (Biotechnology)	25	237
Central European Media Enterprises, Ltd.* - Class A (Media)	267	1,119
Central Garden & Pet Co.* (Household Products)	29	1,158
Central Garden & Pet Co.* - Class A (Household Products)	118	4,265
Central Pacific Financial Corp. (Banks)	82	1,113
Central Valley Community Bancorp (Banks)	32	395
Century Aluminum Co.* (Metals & Mining)	151	1,075
Century Bancorp, Inc. - Class A (Banks)	8	526
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	81	444
Century Communities, Inc.* (Household Durables)	87	3,683
Cerecor, Inc.* (Pharmaceuticals)	109	248
Cerence, Inc.* (Software)	110	5,376

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Cerus Corp.* (Health Care Equipment & Supplies)	492	$3,080
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	65	2,559
Champions Oncology, Inc.* (Life Sciences Tools & Services)	22	204
ChampionX Corp.* (Energy Equipment & Services)	556	4,443
ChannelAdvisor Corp.* (Software)	83	1,201
Chart Industries, Inc.* (Machinery)	108	7,589
Chase Corp. (Chemicals)	22	2,099
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	139	1,059
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	15	173
Checkpoint Therapeutics, Inc.* (Biotechnology)	135	362
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	90	1,309
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	59	287
ChemoCentryx, Inc.* (Biotechnology)	148	8,110
Chemung Financial Corp. (Banks)	11	318
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	45	404
Chesapeake Utilities Corp. (Gas Utilities)	48	4,046
Chiasma, Inc.* (Pharmaceuticals)	150	645
Chico's FAS, Inc. (Specialty Retail)	356	346
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	575	4,715
Chimerix, Inc.* (Biotechnology)	145	361
Chinook Therapeutics, Inc.* (Biotechnology)	199	484
ChoiceOne Financial Services, Inc. (Banks)	22	572
ChromaDex Corp.* (Life Sciences Tools & Services)	122	489
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	114	18,675
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	59	1,155
Cidara Therapeutics, Inc.* (Biotechnology)	105	299
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	34	335
Cimpress PLC* (Commercial Services & Supplies)	53	3,983
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	150	2,250
Cinemark Holdings, Inc. (Entertainment)	320	3,200
CIRCOR International, Inc.* (Machinery)	60	1,641
CIT Group, Inc. (Banks)	295	5,224
Citi Trends, Inc. (Specialty Retail)	30	749
Citizens & Northern Corp. (Banks)	40	650
Citizens Holding Co. (Banks)	14	314
Citizens, Inc.* (Insurance)	148	820
City Holding Co. (Banks)	47	2,708
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	128	963
Civista Bancshares, Inc. (Banks)	47	588
Clarus Corp. (Leisure Products)	70	988
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	389	965
Clearfield, Inc.* (Communications Equipment)	33	666
Clearwater Paper Corp.* (Paper & Forest Products)	48	1,821
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	104	2,569
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	243	6,551
Cleveland-Cliffs, Inc. (Metals & Mining)	1,183	7,595
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	44	266
Cloudera, Inc.* (Software)	613	6,676
Clovis Oncology, Inc.*(a) (Biotechnology)	248	1,446
CNB Financial Corp. (Banks)	44	654
CNO Financial Group, Inc. (Insurance)	423	6,785
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	666	6,287
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	79	1,074
Coastal Financial Corp.* (Banks)	27	331
Coca-Cola Consolidated, Inc. (Beverages)	14	3,370
Codexis, Inc.* (Life Sciences Tools & Services)	161	1,890
Codorus Valley Bancorp, Inc. (Banks)	28	367
Coeur Mining, Inc.* (Metals & Mining)	725	5,351
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	127	7,626
Cohbar, Inc.* (Biotechnology)	78	74
Cohen & Steers, Inc. (Capital Markets)	73	4,069
Coherus Biosciences, Inc.* (Biotechnology)	173	3,173
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	123	2,113
Collectors Universe, Inc. (Diversified Consumer Services)	27	1,336
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	103	2,144
Colony Bankcorp, Inc. (Banks)	23	247
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	1,438	3,926
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	252	1,237
Columbia Banking System, Inc. (Banks)	215	5,128
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	147	1,632
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	343	3,742
Columbus McKinnon Corp. (Machinery)	69	2,284
Comfort Systems USA, Inc. (Construction & Engineering)	108	5,563
Commercial Metals Co. (Metals & Mining)	356	7,113
Community Bank System, Inc. (Banks)	158	8,605
Community Bankers Trust Corp. (Banks)	65	330
Community Health Systems, Inc.* (Health Care Providers & Services)	255	1,076
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	65	3,039
Community Trust Bancorp, Inc. (Banks)	46	1,300
CommVault Systems, Inc.* (Software)	125	5,100
Compass Minerals International, Inc. (Metals & Mining)	102	6,054
Computer Programs & Systems, Inc. (Health Care Technology)	38	1,049
CompX International, Inc. (Commercial Services & Supplies)	5	75
comScore, Inc.* (Media)	177	361

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	73	$320
Comtech Telecommunications Corp. (Communications Equipment)	73	1,022
Concert Pharmaceuticals, Inc.* (Biotechnology)	86	845
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	80	286
Conduent, Inc.* (IT Services)	494	1,571
CONMED Corp. (Health Care Equipment & Supplies)	81	6,372
ConnectOne Bancorp, Inc. (Banks)	111	1,562
Conn's, Inc.* (Specialty Retail)	52	550
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	78	346
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	218	1,240
Consolidated Water Co., Ltd. (Water Utilities)	43	448
Constellation Pharmaceuticals, Inc.* (Biotechnology)	92	1,864
Construction Partners, Inc.* - Class A (Construction & Engineering)	79	1,438
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	274	367
ContraFect Corp.* (Biotechnology)	73	385
Cooper Tire & Rubber Co. (Auto Components)	151	4,787
Cooper-Standard Holding, Inc.* (Auto Components)	50	661
Corbus Pharmaceuticals Holdings, Inc.*(a) (Biotechnology)	224	403
Corcept Therapeutics, Inc.* (Pharmaceuticals)	287	4,995
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	358	2,864
Core-Mark Holding Co., Inc. (Distributors)	134	3,877
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	41	239
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	118	643
CorMedix, Inc.* (Pharmaceuticals)	92	555
Cornerstone Building Brands, Inc.* (Building Products)	131	1,045
Cornerstone OnDemand, Inc.* (Software)	182	6,618
Cortexyme, Inc.* (Biotechnology)	47	2,350
CorVel Corp.* (Health Care Providers & Services)	27	2,307
Costamare, Inc. (Marine)	149	904
County Bancorp, Inc. (Banks)	15	282
Covanta Holding Corp. (Commercial Services & Supplies)	355	2,751
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	35	612
Covetrus, Inc.* (Health Care Providers & Services)	294	7,174
Cowen, Inc. - Class A (Capital Markets)	80	1,302
CRA International, Inc. (Professional Services)	23	862
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	71	8,141
Crawford & Co. - Class A (Insurance)	49	320
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	81	1,269
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	200	8,546
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	107	694
CrossFirst Bankshares, Inc.* (Banks)	144	1,251
CryoLife, Inc.* (Health Care Equipment & Supplies)	110	2,032
CryoPort, Inc.* (Health Care Equipment & Supplies)	102	4,835
CSG Systems International, Inc. (IT Services)	98	4,013
CSW Industrials, Inc. (Building Products)	41	3,167
CTO Realty Growth, Inc. (Real Estate Management & Development)	14	617
CTS Corp. (Electronic Equipment, Instruments & Components)	95	2,093
Cubic Corp. (Aerospace & Defense)	94	5,468
Cue BioPharma, Inc.* (Biotechnology)	86	1,294
Curo Group Holdings Corp. (Consumer Finance)	55	388
Cushman & Wakefield PLC* (Real Estate Management & Development)	331	3,479
Customers Bancorp, Inc.* (Banks)	86	963
Cutera, Inc.* (Health Care Equipment & Supplies)	52	986
CVB Financial Corp. (Banks)	387	6,436
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	89	1,102
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	21	669
Cyclerion Therapeutics, Inc.* (Biotechnology)	66	401
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	207	1,499
Cytokinetics, Inc.* (Biotechnology)	199	4,308
CytomX Therapeutics, Inc.* (Biotechnology)	135	898
CytoSorbents Corp.* (Health Care Equipment & Supplies)	123	981
Daily Journal Corp.* (Media)	3	726
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	109	432
Dana, Inc. (Auto Components)	433	5,335
Darling Ingredients, Inc.* (Food Products)	482	17,365
Daseke, Inc.* (Road & Rail)	136	730
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	132	2,001
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	112	5,746
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	84	18,480
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	89	730
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	187	2,081
Deluxe Corp. (Commercial Services & Supplies)	125	3,216
Denali Therapeutics, Inc.* (Biotechnology)	188	6,736
Denny's Corp.* (Hotels, Restaurants & Leisure)	186	1,860
DermTech, Inc.* (Biotechnology)	24	287
Designer Brands, Inc. (Specialty Retail)	185	1,005
DHI Group, Inc.* (Interactive Media & Services)	145	328

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	334	$1,723
Diamond Hill Investment Group, Inc. (Capital Markets)	9	1,137
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	82	563
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	598	3,032
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	194	3,490
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	210	1,604
Digi International, Inc.* (Communications Equipment)	86	1,344
Digimarc Corp.* (Software)	36	804
Digital Turbine, Inc.* (Software)	247	8,087
Dillard's, Inc.(a) - Class A (Multiline Retail)	23	840
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	86	973
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	47	2,566
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	127	7,169
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	710	2,499
DMC Global, Inc.(a) (Machinery)	44	1,449
Domo, Inc.* (Software)	76	2,913
Domtar Corp. (Paper & Forest Products)	165	4,335
Donegal Group, Inc. - Class A (Insurance)	33	464
Donnelley Financial Solutions, Inc.* (Capital Markets)	90	1,202
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	113	905
Dorman Products, Inc.* (Auto Components)	80	7,230
Douglas Dynamics, Inc. (Machinery)	67	2,291
Dril-Quip, Inc.* (Energy Equipment & Services)	105	2,600
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	66	870
Ducommun, Inc.* (Aerospace & Defense)	32	1,053
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	33	403
Durect Corp.* (Pharmaceuticals)	606	1,036
DXP Enterprises, Inc.* (Trading Companies & Distributors)	49	790
Dyadic International, Inc.* (Biotechnology)	58	439
Dycom Industries, Inc.* (Construction & Engineering)	92	4,859
Dynavax Technologies Corp.* (Biotechnology)	318	1,374
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	66	1,004
DZS, Inc.* (Communications Equipment)	36	337
Eagle Bancorp Montana, Inc. (Banks)	19	335
Eagle Bancorp, Inc. (Banks)	96	2,572
Eagle Bulk Shipping, Inc.* (Marine)	19	311
Eagle Pharmaceuticals, Inc.* (Biotechnology)	33	1,402
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	70	181
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	240	5,378
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	116	15,003
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	46	406
Ebix, Inc. (Software)	79	1,627
Echo Global Logistics, Inc.* (Air Freight & Logistics)	78	2,010
Edgewell Personal Care Co.* (Personal Products)	163	4,544
Editas Medicine, Inc.* (Biotechnology)	188	5,275
eGain Corp.* (Software)	62	879
eHealth, Inc.* (Insurance)	76	6,004
Eidos Therapeutics, Inc.* (Biotechnology)	33	1,667
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	82	667
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	55	891
Electromed, Inc.* (Health Care Equipment & Supplies)	21	219
elf Beauty, Inc.* (Personal Products)	135	2,480
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts)	124	1,520
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	27	300
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	80	210
EMCOR Group, Inc. (Construction & Engineering)	163	11,038
Emerald Holding, Inc. (Media)	73	149
Emergent BioSolutions, Inc.* (Biotechnology)	134	13,846
Employers Holdings, Inc. (Insurance)	86	2,602
Enanta Pharmaceuticals, Inc.* (Biotechnology)	57	2,609
Encore Capital Group, Inc.* (Consumer Finance)	93	3,589
Encore Wire Corp. (Electrical Equipment)	61	2,832
Endo International PLC* (Pharmaceuticals)	678	2,237
Endurance International Group Holdings, Inc.* (IT Services)	198	1,137
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	373	627
Energy Recovery, Inc.* (Machinery)	120	984
Enerpac Tool Group Corp.* (Machinery)	162	3,047
EnerSys (Electrical Equipment)	127	8,524
Ennis, Inc. (Commercial Services & Supplies)	77	1,343
Enochian Biosciences, Inc.* (Biotechnology)	41	147
Enova International, Inc.* (Consumer Finance)	88	1,442
EnPro Industries, Inc. (Machinery)	62	3,497
Enstar Group, Ltd.* (Insurance)	36	5,814
Entercom Communications Corp. - Class A (Media)	351	565
Enterprise Bancorp, Inc. (Banks)	27	568
Enterprise Financial Services Corp. (Banks)	72	1,963
Entravision Communications Corp. - Class A (Media)	176	268
Envela Corp.* (Specialty Retail)	23	99
Envestnet, Inc.* (Software)	159	12,268
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	133	281
Epizyme, Inc.* (Biotechnology)	267	3,185
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	40	2,928

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Equity Bancshares, Inc.* - Class A (Banks)	43	$667
Eros STX Global Corp.* (Entertainment)	452	999
Escalade, Inc. (Leisure Products)	31	567
ESCO Technologies, Inc. (Machinery)	77	6,203
Esperion Therapeutics, Inc.* (Biotechnology)	77	2,862
Esquire Financial Holdings, Inc.* (Banks)	20	300
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	27	333
Essent Group, Ltd. (Thrifts & Mortgage Finance)	330	12,214
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	277	5,075
Ethan Allen Interiors, Inc. (Household Durables)	68	921
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	44	348
Evans Bancorp, Inc. (Banks)	14	312
Evelo Biosciences, Inc.* (Biotechnology)	60	316
Eventbrite, Inc.* (Interactive Media & Services)	190	2,062
Everi Holdings, Inc.* (IT Services)	246	2,030
EverQuote, Inc.* - Class A (Interactive Media & Services)	42	1,623
EVERTEC, Inc. (IT Services)	180	6,248
EVI Industries, Inc.* (Trading Companies & Distributors)	15	399
Evo Payments, Inc.* (IT Services)	122	3,032
Evofem Biosciences, Inc.* (Pharmaceuticals)	230	543
Evolent Health, Inc.* (Health Care Technology)	226	2,805
Evolus, Inc.* (Pharmaceuticals)	65	254
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	85	190
Evoqua Water Technologies Corp.* (Machinery)	273	5,793
Exagen, Inc.* (Health Care Providers & Services)	14	152
Exicure, Inc.* (Biotechnology)	178	312
ExlService Holdings, Inc.* (IT Services)	101	6,663
eXp World Holdings, Inc.* (Real Estate Management & Development)	73	2,945
Exponent, Inc. (Professional Services)	154	11,094
Express, Inc.* (Specialty Retail)	190	116
Exterran Corp.* (Energy Equipment & Services)	78	324
Extreme Networks, Inc.* (Communications Equipment)	355	1,427
EZCORP, Inc.* - Class A (Consumer Finance)	143	719
Fabrinet* (Electronic Equipment, Instruments & Components)	110	6,933
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	114	278
Farmer Bros Co.* (Food Products)	48	212
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	30	600
Farmers National Bancorp (Banks)	78	852
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	78	519
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	53	3,232
Fate Therapeutics, Inc.* (Biotechnology)	214	8,554
Fathom Holdings, Inc.* (Real Estate Management & Development)	14	220
FB Financial Corp. (Banks)	93	2,336
FBL Financial Group, Inc. - Class A (Insurance)	29	1,398
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	27	1,719
Federal Signal Corp. (Machinery)	179	5,236
Federated Hermes, Inc. - Class B (Capital Markets)	289	6,216
FedNat Holding Co. (Insurance)	37	234
Fennec Pharmaceuticals, Inc.* (Biotechnology)	64	388
Ferro Corp.* (Chemicals)	245	3,038
FibroGen, Inc.* (Biotechnology)	252	10,362
Fidelity D&D Bancorp, Inc. (Banks)	12	585
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	54	506
Financial Institutions, Inc. (Banks)	47	724
First Bancorp (Banks)	86	1,800
First Bancorp (Banks)	644	3,362
First Bancshares, Inc. (Banks)	62	1,300
First Bank/Hamilton NJ (Banks)	48	298
First Busey Corp. (Banks)	151	2,399
First Business Financial Services, Inc. (Banks)	24	343
First Capital, Inc. (Thrifts & Mortgage Finance)	10	561
First Choice Bancorp (Banks)	31	412
First Commonwealth Financial Corp. (Banks)	292	2,260
First Community Bancshares, Inc. (Banks)	52	939
First Community Corp. (Banks)	21	286
First Financial Bancorp (Banks)	290	3,481
First Financial Bankshares, Inc. (Banks)	386	10,774
First Financial Corp. (Banks)	40	1,256
First Foundation, Inc. (Banks)	118	1,542
First Guaranty Bancshares, Inc. (Banks)	11	133
First Internet Bancorp (Banks)	28	412
First Interstate BancSystem - Class A (Banks)	126	4,013
First Merchants Corp. (Banks)	162	3,752
First Mid Bancshares, Inc. (Banks)	44	1,098
First Midwest Bancorp, Inc. (Banks)	341	3,676
First Northwest Bancorp (Banks)	26	257
First of Long Island Corp. (Banks)	68	1,007
First Savings Financial Group, Inc. (Banks)	6	326
First United Corp. (Banks)	20	234
First Western Financial, Inc.* (Banks)	19	246
FirstCash, Inc. (Consumer Finance)	122	6,980
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	728	5,067
Five Prime Therapeutics, Inc.* (Biotechnology)	80	376
Five Star Senior Living* (Health Care Providers & Services)	57	289
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	128	3,793
Flexion Therapeutics, Inc.* (Biotechnology)	131	1,364
Fluent, Inc.* (Media)	125	310
Fluidigm Corp.* (Life Sciences Tools & Services)	211	1,568
Fluor Corp. (Construction & Engineering)	422	3,718

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Flushing Financial Corp. (Banks)	81	$852
FNCB Bancorp, Inc. (Banks)	51	271
Focus Financial Partners, Inc.* (Capital Markets)	94	3,082
FONAR Corp.* (Health Care Equipment & Supplies)	19	397
Forestar Group, Inc.* (Real Estate Management & Development)	50	885
Forma Therapeutics Holdings, Inc.* (Biotechnology)	48	2,392
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	231	5,759
Forrester Research, Inc.* (Professional Services)	33	1,082
Forterra, Inc.* (Construction Materials)	57	674
Fortress Biotech, Inc.* (Biotechnology)	188	760
Forward Air Corp. (Air Freight & Logistics)	83	4,763
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	140	804
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	61	959
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	211	5,399
Fox Factory Holding Corp.* (Auto Components)	124	9,216
Franchise Group, Inc. (Diversified Consumer Services)	65	1,648
Franklin Covey Co.* (Professional Services)	37	656
Franklin Electric Co., Inc. (Machinery)	138	8,119
Franklin Financial Services Corp. (Banks)	12	257
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	311	1,138
Frank's International N.V.* (Energy Equipment & Services)	464	715
Frequency Therapeutics, Inc.* (Biotechnology)	75	1,441
Fresh Del Monte Produce, Inc. (Food Products)	93	2,132
Freshpet, Inc.* (Food Products)	116	12,951
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	150	1,311
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	353	2,295
FRP Holdings, Inc.* (Real Estate Management & Development)	20	833
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	11	451
FuelCell Energy, Inc.*(a) (Electrical Equipment)	637	1,363
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	43	341
Fulgent Genetics, Inc.* (Health Care Providers & Services)	29	1,161
Fulton Financial Corp. (Banks)	475	4,432
Funko, Inc.* (Distributors)	73	423
FutureFuel Corp. (Chemicals)	77	875
FVCBankcorp, Inc.* (Banks)	35	350
G1 Therapeutics, Inc.* (Biotechnology)	102	1,178
Gaia, Inc.* (Internet & Direct Marketing Retail)	36	354
Galectin Therapeutics, Inc.* (Biotechnology)	111	296
Galera Therapeutics, Inc.* (Biotechnology)	26	235
GAMCO Investors, Inc. - Class A (Capital Markets)	16	185
GameStop Corp.*(a) - Class A (Specialty Retail)	171	1,744
GAN, Ltd.* (Hotels, Restaurants & Leisure)	22	372
Gannett Co., Inc.* (Media)	394	512
GATX Corp. (Trading Companies & Distributors)	104	6,630
GCP Applied Technologies, Inc.* (Chemicals)	146	3,059
Genasys, Inc.* (Communications Equipment)	100	615
Genco Shipping & Trading, Ltd. (Marine)	51	352
Gencor Industries, Inc.* (Machinery)	27	298
General Finance Corp.* (Trading Companies & Distributors)	31	196
Generation Bio Co.* (Biotechnology)	37	1,144
Genesco, Inc.* (Specialty Retail)	42	905
Genie Energy, Ltd. - Class B (Electric Utilities)	39	312
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	208	2,954
Genprex, Inc.* (Biotechnology)	85	286
Gentherm, Inc.* (Auto Components)	98	4,008
Genworth Financial, Inc.* - Class A (Insurance)	1,510	5,059
German American Bancorp, Inc. (Banks)	74	2,008
Geron Corp.* (Biotechnology)	860	1,496
Getty Realty Corp. (Equity Real Estate Investment Trusts)	102	2,653
Gibraltar Industries, Inc.* (Building Products)	98	6,384
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	132	1,731
Glacier Bancorp, Inc. (Banks)	287	9,199
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	101	1,702
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	59	886
Glaukos Corp.* (Health Care Equipment & Supplies)	128	6,339
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	126	1,701
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	270	4,293
Global Water Resources, Inc. (Water Utilities)	38	410
Glu Mobile, Inc.* (Entertainment)	437	3,354
GlycoMimetics, Inc.* (Biotechnology)	111	341
GMS, Inc.* (Trading Companies & Distributors)	125	3,013
Gogo, Inc.* (Wireless Telecommunication Services)	165	1,525
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	273	1,653
Gold Resource Corp. (Metals & Mining)	196	668
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	50	692
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	28	215
Goosehead Insurance, Inc. (Insurance)	39	3,377
GoPro, Inc.* - Class A (Household Durables)	387	1,753
Gorman-Rupp Co. (Machinery)	53	1,561
Gossamer Bio, Inc.* (Biotechnology)	170	2,110

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
GP Strategies Corp.* (Professional Services)	39	$376
Graham Corp. (Machinery)	29	370
Granite Construction, Inc. (Construction & Engineering)	140	2,465
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	163	1,156
Gray Television, Inc.* (Media)	260	3,580
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	62	514
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	190	1,807
Great Southern Bancorp, Inc. (Banks)	33	1,195
Great Western Bancorp, Inc. (Banks)	166	2,067
Green Brick Partners, Inc.* (Household Durables)	71	1,143
Green Dot Corp.* - Class A (Consumer Finance)	152	7,692
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	102	1,579
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	9	195
Greenhill & Co., Inc. (Capital Markets)	42	477
Greenlane Holdings, Inc.* - Class A (Distributors)	31	69
Greenlight Capital Re, Ltd.* - Class A (Insurance)	83	559
GreenSky, Inc.* - Class A (IT Services)	186	826
Greif, Inc. - Class A (Containers & Packaging)	77	2,788
Greif, Inc. - Class B (Containers & Packaging)	18	711
Grid Dynamics Holdings, Inc.* (IT Services)	65	502
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	8	428
Griffon Corp. (Building Products)	129	2,521
Gritstone Oncology, Inc.* (Biotechnology)	90	239
Group 1 Automotive, Inc. (Specialty Retail)	52	4,596
Groupon, Inc.* (Internet & Direct Marketing Retail)	70	1,428
GrowGeneration Corp.*(a) (Specialty Retail)	107	1,710
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	49	276
GTT Communications, Inc.* (IT Services)	95	490
GTY Technology Holdings, Inc.* (Software)	133	352
Guaranty Bancshares, Inc. (Banks)	21	523
Guess?, Inc. (Specialty Retail)	126	1,464
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	481	254
GWG Holdings, Inc.* (Diversified Financial Services)	10	86
H&E Equipment Services, Inc. (Trading Companies & Distributors)	96	1,887
H.B. Fuller Co. (Chemicals)	154	7,050
Halozyme Therapeutics, Inc.* (Biotechnology)	407	10,696
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	20	389
Hamilton Lane, Inc. (Capital Markets)	90	5,813
Hancock Whitney Corp. (Banks)	258	4,853
Hanger, Inc.* (Health Care Providers & Services)	111	1,756
Hanmi Financial Corp. (Banks)	91	747
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	217	9,172
HarborOne Bancorp, Inc. (Banks)	158	1,275
Harmonic, Inc.* (Communications Equipment)	284	1,585
Harpoon Therapeutics, Inc.* (Biotechnology)	32	544
Harrow Health, Inc.* (Pharmaceuticals)	67	375
Harsco Corp.* (Machinery)	234	3,255
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	115	346
Haverty Furniture Cos., Inc. (Specialty Retail)	50	1,047
Hawaiian Holdings, Inc. (Airlines)	136	1,753
Hawkins, Inc. (Chemicals)	29	1,337
Hawthorn Bancshares, Inc. (Banks)	18	341
Haynes International, Inc. (Metals & Mining)	37	632
HBT Financial, Inc. (Banks)	29	325
HC2 Holdings, Inc.* (Construction & Engineering)	113	273
HCI Group, Inc. (Insurance)	18	887
Health Catalyst, Inc.* (Health Care Technology)	101	3,697
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	405	12,199
Healthcare Services Group, Inc. (Commercial Services & Supplies)	224	4,823
HealthEquity, Inc.* (Health Care Providers & Services)	226	11,609
HealthStream, Inc.* (Health Care Technology)	77	1,545
Heartland Express, Inc. (Road & Rail)	146	2,716
Heartland Financial USA, Inc. (Banks)	104	3,119
Hecla Mining Co. (Metals & Mining)	1,562	7,934
Heidrick & Struggles International, Inc. (Professional Services)	57	1,120
Helen of Troy, Ltd.* (Household Durables)	76	14,708
Helios Technologies, Inc. (Machinery)	93	3,385
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	427	1,029
Hemisphere Media Group, Inc.* (Media)	49	426
Herc Holdings, Inc.* (Trading Companies & Distributors)	73	2,892
Heritage Commerce Corp. (Banks)	174	1,158
Heritage Financial Corp. (Banks)	108	1,986
Heritage Insurance Holdings, Inc. (Insurance)	75	759
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	45	601
Herman Miller, Inc. (Commercial Services & Supplies)	177	5,338
Heron Therapeutics, Inc.* (Biotechnology)	262	3,883
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	102	565
Hertz Global Holdings, Inc.* (Road & Rail)	470	522
Heska Corp.* (Health Care Equipment & Supplies)	21	2,075
HF Foods Group, Inc.* (Food & Staples Retailing)	106	701
Hibbett Sports, Inc.* (Specialty Retail)	49	1,922
Hillenbrand, Inc. (Machinery)	222	6,296
Hilltop Holdings, Inc. (Banks)	216	4,445

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	255	$5,350
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	4	736
HMS Holdings Corp.* (Health Care Technology)	264	6,323
HNI Corp. (Commercial Services & Supplies)	128	4,017
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	23	555
Home BancShares, Inc. (Banks)	458	6,943
HomeStreet, Inc. (Thrifts & Mortgage Finance)	67	1,726
HomeTrust Bancshares, Inc. (Banks)	47	638
Homology Medicines, Inc.* (Biotechnology)	102	1,091
Hooker Furniture Corp. (Household Durables)	35	904
Hookipa Pharma, Inc.* (Biotechnology)	37	350
Hope Bancorp, Inc. (Banks)	351	2,662
Horace Mann Educators Corp. (Insurance)	124	4,142
Horizon Bancorp, Inc. (Banks)	128	1,292
Hostess Brands, Inc.* (Food Products)	366	4,513
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	315	545
Houlihan Lokey, Inc. (Capital Markets)	153	9,036
Howard Bancorp, Inc.* (Banks)	39	350
Hub Group, Inc.* - Class A (Air Freight & Logistics)	98	4,919
Hudson, Ltd.* - Class A (Specialty Retail)	119	904
Hurco Cos., Inc. (Machinery)	19	540
Huron Consulting Group, Inc.* (Professional Services)	68	2,674
Hyster-Yale Materials Handling, Inc. (Machinery)	30	1,115
I3 Verticals, Inc.* - Class A (IT Services)	44	1,111
IBEX, Ltd.* (Commercial Services & Supplies)	14	215
iBio, Inc.* (Biotechnology)	173	351
iCAD, Inc.* (Health Care Technology)	60	529
ICF International, Inc. (Professional Services)	54	3,323
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	66	1,424
Ideaya Biosciences, Inc.* (Biotechnology)	48	603
IDT Corp.* - Class B (Diversified Telecommunication Services)	45	296
IES Holdings, Inc.* (Construction & Engineering)	24	762
IGM Biosciences, Inc.* (Biotechnology)	21	1,550
iHeartMedia, Inc.* - Class A (Media)	179	1,453
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	302	12,249
IMARA, Inc.* (Pharmaceuticals)	15	305
IMAX Corp.* (Entertainment)	148	1,770
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	51	360
Immunic, Inc.* (Biotechnology)	17	316
ImmunoGen, Inc.* (Biotechnology)	514	1,850
Immunovant, Inc.* (Biotechnology)	105	3,695
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	50	1,318
Inari Medical, Inc.* (Health Care Equipment & Supplies)	23	1,587
Independence Holding Co. (Insurance)	14	528
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	284	3,292
Independent Bank Corp. (Banks)	98	5,133
Independent Bank Corp. (Banks)	63	792
Independent Bank Group, Inc. (Banks)	111	4,904
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	194	4,243
Infinera Corp.* (Communications Equipment)	477	2,938
Information Services Group, Inc.* (IT Services)	108	228
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	43	551
Ingevity Corp.* (Chemicals)	124	6,131
Ingles Markets, Inc. (Food & Staples Retailing)	43	1,636
Innospec, Inc. (Chemicals)	73	4,622
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	64	7,943
Innoviva, Inc.* (Pharmaceuticals)	190	1,986
Inogen, Inc.* (Health Care Equipment & Supplies)	55	1,595
Inovalon Holdings, Inc.* (Health Care Technology)	221	5,845
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	469	5,440
Inozyme Pharma, Inc.* (Biotechnology)	24	631
Inseego Corp.*(a) (Communications Equipment)	204	2,105
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	104	5,884
Insmed, Inc.* (Biotechnology)	303	9,738
Insperity, Inc. (Professional Services)	109	7,138
Inspire Medical Systems, Inc.* (Health Care Technology)	78	10,065
Installed Building Products, Inc.* (Household Durables)	68	6,919
Insteel Industries, Inc. (Building Products)	56	1,047
Integer Holdings Corp.* (Health Care Equipment & Supplies)	98	5,783
Intellia Therapeutics, Inc.* (Biotechnology)	150	2,982
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	54	360
Intelligent Systems Corp.* (Software)	22	858
Inter Parfums, Inc. (Personal Products)	53	1,980
Intercept Pharmaceuticals, Inc.* (Biotechnology)	78	3,234
InterDigital, Inc. (Communications Equipment)	92	5,250
Interface, Inc. (Commercial Services & Supplies)	175	1,071
International Bancshares Corp. (Banks)	160	4,170
International Game Technology PLC (Hotels, Restaurants & Leisure)	298	3,317
International Money Express, Inc.* (IT Services)	71	1,020
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	72	1,052
Intersect ENT, Inc.* (Pharmaceuticals)	97	1,582
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	69	380
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	196	5,029

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Intrepid Potash, Inc.* (Chemicals)	29	$245
IntriCon Corp.* (Health Care Equipment & Supplies)	25	305
Invacare Corp. (Health Care Equipment & Supplies)	101	760
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	547	1,482
Investar Holding Corp. (Banks)	30	385
Investors Bancorp, Inc. (Banks)	691	5,017
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	38	2,476
Investors Title Co. (Insurance)	4	520
Invitae Corp.* (Biotechnology)	346	14,999
iRadimed Corp.* (Health Care Equipment & Supplies)	18	385
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	82	19,524
Iridium Communications, Inc.* (Diversified Telecommunication Services)	352	9,005
iRobot Corp.* (Household Durables)	83	6,300
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	478	4,300
iStar, Inc. (Equity Real Estate Investment Trusts)	218	2,575
iTeos Therapeutics, Inc.* (Biotechnology)	32	789
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	121	496
Itron, Inc.* (Electronic Equipment, Instruments & Components)	120	7,289
IVERIC bio, Inc.* (Biotechnology)	240	1,354
J & J Snack Foods Corp. (Food Products)	45	5,868
J2 Global, Inc.* (Software)	136	9,414
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	68	5,393
James River Group Holdings, Ltd. (Insurance)	89	3,963
JELD-WEN Holding, Inc.* (Building Products)	203	4,588
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	67	1,148
John B. Sanfilippo & Son, Inc. (Food Products)	26	1,960
John Bean Technologies Corp. (Machinery)	94	8,638
Johnson Outdoors, Inc. - Class A (Leisure Products)	16	1,310
Jounce Therapeutics, Inc.* (Biotechnology)	52	424
K12, Inc.* (Diversified Consumer Services)	120	3,161
Kadant, Inc. (Machinery)	34	3,727
Kadmon Holdings, Inc.* (Biotechnology)	516	2,023
Kaiser Aluminum Corp. (Metals & Mining)	47	2,519
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	118	885
Kaleido Biosciences, Inc.* (Pharmaceuticals)	35	387
KalVista Pharmaceuticals, Inc.* (Biotechnology)	41	516
Kaman Corp. - Class A (Trading Companies & Distributors)	83	3,235
KAR Auction Services, Inc. (Commercial Services & Supplies)	387	5,573
Karuna Therapeutics, Inc.* (Biotechnology)	47	3,634
Karyopharm Therapeutics, Inc.* (Biotechnology)	210	3,066
KB Home (Household Durables)	264	10,135
KBR, Inc. (IT Services)	426	9,525
Kearny Financial Corp. (Thrifts & Mortgage Finance)	240	1,730
Kelly Services, Inc. - Class A (Professional Services)	101	1,721
Kennametal, Inc. (Machinery)	249	7,206
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	366	5,314
Keros Therapeutics, Inc.* (Biotechnology)	21	810
Kezar Life Sciences, Inc.* (Biotechnology)	94	455
Kforce, Inc. (Professional Services)	59	1,898
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	72	832
Kimball International, Inc. - Class B (Commercial Services & Supplies)	108	1,138
Kindred Biosciences, Inc.* (Biotechnology)	112	480
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	80	1,226
Kinsale Capital Group, Inc. (Insurance)	63	11,980
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	249	2,883
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	86	1,422
Knoll, Inc. (Commercial Services & Supplies)	150	1,809
Knowles Corp.* (Electronic Equipment, Instruments & Components)	265	3,949
Kodiak Sciences, Inc.* (Biotechnology)	86	5,092
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	154	3,727
Koppers Holdings, Inc.* (Chemicals)	62	1,296
Korn Ferry (Professional Services)	168	4,872
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	1,207	1,178
Kraton Corp.* (Chemicals)	93	1,657
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	363	6,999
Kronos Worldwide, Inc. (Chemicals)	67	862
Krystal Biotech, Inc.* (Biotechnology)	40	1,722
Kura Oncology, Inc.* (Biotechnology)	159	4,872
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	10	131
KVH Industries, Inc.* (Communications Equipment)	50	451
L B Foster Co.* - Class A (Machinery)	30	403
La Jolla Pharmaceutical Co.* (Biotechnology)	54	218
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	316	2,250
Lakeland Bancorp, Inc. (Banks)	146	1,453
Lakeland Financial Corp. (Banks)	74	3,049
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	23	455
Lancaster Colony Corp. (Food Products)	57	10,192
Landec Corp.* (Food Products)	78	758
Landmark Bancorp, Inc. (Banks)	12	256
Lands' End, Inc.* (Internet & Direct Marketing Retail)	35	456
Lannett Co., Inc.* (Pharmaceuticals)	95	580
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	199	2,521
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	403	11,671

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	322	$4,276
Lawson Products, Inc.* (Trading Companies & Distributors)	13	533
La-Z-Boy, Inc. (Household Durables)	133	4,207
LCI Industries (Auto Components)	74	7,865
LCNB Corp. (Banks)	36	491
Legacy Housing Corp.* (Household Durables)	25	342
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	1,627
LendingClub Corp.* (Consumer Finance)	211	994
Level One Bancorp, Inc. (Banks)	15	234
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	124	179
Lexington Realty Trust (Equity Real Estate Investment Trusts)	819	8,559
LGI Homes, Inc.* (Household Durables)	67	7,783
LHC Group, Inc.* (Health Care Providers & Services)	91	19,342
Liberty Latin America, Ltd.* - Class A (Media)	138	1,139
Liberty Latin America, Ltd.* - Class C (Media)	464	3,777
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	30	626
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	109	2,290
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	194	1,550
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	218	377
Lifetime Brands, Inc. (Household Durables)	36	340
Lifevantage Corp.* (Personal Products)	41	495
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	43	4,099
Limelight Networks, Inc.* (IT Services)	354	2,039
Limestone Bancorp, Inc.* (Banks)	16	168
Limoneira Co. (Food Products)	49	701
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	77	655
Lindsay Corp. (Machinery)	32	3,094
Liquidia Technologies, Inc.* (Pharmaceuticals)	81	399
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	83	619
Lithia Motors, Inc. - Class A (Specialty Retail)	67	15,272
LivaNova PLC* (Health Care Equipment & Supplies)	146	6,601
Live Oak Bancshares, Inc. (Banks)	84	2,128
Livent Corp.* (Chemicals)	439	3,938
LivePerson, Inc.* (Software)	185	9,618
LiveRamp Holdings, Inc.* (IT Services)	192	9,940
LiveXLive Media, Inc.* (Entertainment)	138	358
LogicBio Therapeutics, Inc.* (Biotechnology)	37	336
Loral Space & Communications, Inc. (Media)	38	695
Louisiana-Pacific Corp. (Paper & Forest Products)	338	9,973
LSI Industries, Inc. (Electrical Equipment)	77	520
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	116	4,044
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	85	1,874
Luminex Corp. (Life Sciences Tools & Services)	129	3,386
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	88	526
Luther Burbank Corp. (Thrifts & Mortgage Finance)	55	459
Luxfer Holdings PLC (Machinery)	86	1,079
Lydall, Inc.* (Machinery)	51	844
Lyra Therapeutics, Inc.* (Pharmaceuticals)	12	134
M.D.C. Holdings, Inc. (Household Durables)	152	7,159
M/I Homes, Inc.* (Household Durables)	83	3,822
Macatawa Bank Corp. (Banks)	79	516
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	260	3,281
Mackinac Financial Corp. (Banks)	27	261
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	141	4,795
MacroGenics, Inc.* (Biotechnology)	158	3,980
Macy's, Inc. (Multiline Retail)	935	5,329
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	26	3,087
Magellan Health, Inc.* (Health Care Providers & Services)	71	5,380
Magenta Therapeutics, Inc.* (Biotechnology)	62	422
Magnite, Inc.* (Internet & Direct Marketing Retail)	317	2,202
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	371	1,918
MainStreet Bancshares, Inc.* (Banks)	21	257
Malibu Boats, Inc.* (Leisure Products)	61	3,023
Mallinckrodt PLC* (Pharmaceuticals)	254	247
MannKind Corp.* (Biotechnology)	659	1,239
ManTech International Corp. - Class A (IT Services)	81	5,579
Marcus & Millichap, Inc.* (Real Estate Management & Development)	70	1,926
Marine Products Corp. (Leisure Products)	21	328
MarineMax, Inc.* (Specialty Retail)	62	1,592
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	75	964
Marker Therapeutics, Inc.* (Biotechnology)	88	132
Marlin Business Services Corp. (Diversified Financial Services)	25	176
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	121	10,988
Marrone Bio Innovations, Inc.* (Chemicals)	202	246
Marten Transport, Ltd. (Road & Rail)	177	2,889
Masonite International Corp.* (Building Products)	73	7,183
MasTec, Inc.* (Construction & Engineering)	170	7,174
Mastech Digital, Inc.* (Professional Services)	12	216
MasterCraft Boat Holdings, Inc.* (Leisure Products)	55	962
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	330	2,726
Materion Corp. (Metals & Mining)	61	3,174
Matrix Service Co.* (Energy Equipment & Services)	78	651
Matson, Inc. (Marine)	128	5,132

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Matthews International Corp. - Class A (Commercial Services & Supplies)	91	$2,035
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	20	216
MAX Holdings, Inc. (Real Estate Management & Development)	53	1,735
Maxar Technologies, Inc. (Aerospace & Defense)	183	4,564
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	29	492
MAXIMUS, Inc. (IT Services)	183	12,518
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	202	4,694
Mayville Engineering Co., Inc.* (Metals & Mining)	22	202
MBIA, Inc.* (Insurance)	159	964
McGrath RentCorp (Commercial Services & Supplies)	72	4,290
MediciNova, Inc.* (Biotechnology)	126	660
Medifast, Inc. (Personal Products)	34	5,591
MEDNAX, Inc.* (Health Care Providers & Services)	223	3,630
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	82	9,164
MEI Pharma, Inc.* (Biotechnology)	309	964
MeiraGTx Holdings PLC* (Biotechnology)	61	808
Mercantile Bank Corp. (Banks)	47	847
Merchants Bancorp (Thrifts & Mortgage Finance)	26	512
Meredith Corp. (Media)	119	1,561
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	140	1,449
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	127	2,156
Meridian Corp. (Banks)	16	258
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	162	7,047
Meritage Homes Corp.* (Household Durables)	111	12,253
Meritor, Inc.* (Machinery)	208	4,356
Mersana Therapeutics, Inc.* (Biotechnology)	159	2,961
Mesa Air Group, Inc.* (Airlines)	88	260
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	14	3,567
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	100	1,922
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	110	3,135
Metrocity Bankshares, Inc. (Banks)	52	685
Metropolitan Bank Holding Corp.* (Banks)	21	588
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,359	3,642
MGE Energy, Inc. (Electric Utilities)	109	6,830
MGP Ingredients, Inc. (Beverages)	39	1,550
MicroStrategy, Inc.* - Class A (Software)	23	3,463
Mid Penn Bancorp, Inc. (Banks)	21	364
Middlefield Banc Corp. (Banks)	18	347
Middlesex Water Co. (Water Utilities)	51	3,170
Midland States Bancorp, Inc. (Banks)	64	822
MidwestOne Financial Group, Inc. (Banks)	44	786
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	126	175
Miller Industries, Inc. (Machinery)	33	1,009
Mimecast, Ltd.* (Software)	171	8,023
Minerals Technologies, Inc. (Chemicals)	102	5,212
Minerva Neurosciences, Inc.* (Biotechnology)	102	324
Mirati Therapeutics, Inc.* (Biotechnology)	112	18,597
Mirum Pharmaceuticals, Inc.* (Biotechnology)	16	308
Misonix, Inc.* (Health Care Equipment & Supplies)	36	422
Mistras Group, Inc.* (Professional Services)	54	211
Mitek System, Inc.* (Software)	120	1,529
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	14	315
MobileIron, Inc.* (Software)	292	2,047
Model N, Inc.* (Software)	102	3,599
Modine Manufacturing Co.* (Auto Components)	148	925
Moelis & Co. (Capital Markets)	158	5,552
Molecular Templates, Inc.* (Biotechnology)	79	863
Momenta Pharmaceuticals, Inc.* (Biotechnology)	353	18,525
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	38	1,695
MoneyGram International, Inc.* (IT Services)	186	525
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	284	3,933
Monro, Inc. (Specialty Retail)	99	4,016
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	64	281
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	33	786
Moog, Inc. - Class A (Aerospace & Defense)	89	5,654
Morphic Holding, Inc.* (Biotechnology)	41	1,121
Motorcar Parts of America, Inc.* (Auto Components)	56	871
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	47	467
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	229	5,111
MRC Global, Inc.* (Trading Companies & Distributors)	235	1,006
MSG Networks, Inc.* - Class A (Media)	119	1,139
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	58	1,108
Mueller Industries, Inc. (Machinery)	167	4,519
Mueller Water Products, Inc. - Class A (Machinery)	469	4,873
Murphy USA, Inc.* (Specialty Retail)	83	10,646
Mustang Bio, Inc.* (Biotechnology)	86	271
MVB Financial Corp. (Banks)	30	479
Myers Industries, Inc. (Containers & Packaging)	107	1,416
MyoKardia, Inc.* (Pharmaceuticals)	152	20,723
MYR Group, Inc.* (Construction & Engineering)	49	1,822
Myriad Genetics, Inc.* (Biotechnology)	213	2,778
Nabors Industries, Ltd.* (Energy Equipment & Services)	21	513
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	11	200

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	113	$5,051
Nanthealth, Inc.* (Health Care Technology)	81	190
Nantkwest, Inc.* (Biotechnology)	94	652
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	35	823
Natera, Inc.* (Biotechnology)	212	15,315
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	8	410
National Bank Holdings Corp. (Banks)	88	2,310
National Bankshares, Inc. (Banks)	19	481
National Beverage Corp.*(a) (Beverages)	35	2,380
National CineMedia, Inc. (Media)	186	505
National Energy Services Reunited Corp.* (Energy Equipment & Services)	62	396
National General Holdings Corp. (Insurance)	204	6,885
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	129	7,775
National Healthcare Corp. (Health Care Providers & Services)	38	2,368
National Presto Industries, Inc. (Aerospace & Defense)	15	1,228
National Research Corp. (Health Care Providers & Services)	40	1,968
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	187	6,117
National Vision Holdings, Inc.* (Specialty Retail)	241	9,216
National Western Life Group, Inc. - Class A (Insurance)	8	1,462
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	27	266
Nature's Sunshine Products, Inc.* (Personal Products)	27	312
Natus Medical, Inc.* (Health Care Equipment & Supplies)	101	1,730
Nautilus, Inc.* (Leisure Products)	89	1,527
Navient Corp. (Consumer Finance)	573	4,842
Navistar International Corp.* (Machinery)	149	6,487
NBT Bancorp, Inc. (Banks)	127	3,406
Neenah, Inc. (Paper & Forest Products)	50	1,874
Nelnet, Inc. - Class A (Consumer Finance)	52	3,133
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	22	78
Neogen Corp.* (Health Care Equipment & Supplies)	158	12,364
NeoGenomics, Inc.* (Life Sciences Tools & Services)	310	11,435
Neoleukin Therapeutics, Inc.* (Biotechnology)	96	1,152
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	147	895
Nesco Holdings, Inc.* (Trading Companies & Distributors)	40	166
NETGEAR, Inc.* (Communications Equipment)	89	2,743
NetScout Systems, Inc.* (Communications Equipment)	208	4,541
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	36	657
Neubase Therapeutics, Inc.* (Biotechnology)	50	380
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	13	73
Nevro Corp.* (Health Care Equipment & Supplies)	101	14,068
New Jersey Resources Corp. (Gas Utilities)	285	7,701
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	245	980
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,134	2,892
NewAge, Inc.* (Beverages)	283	490
Newmark Group, Inc. (Real Estate Management & Development)	428	1,849
Newpark Resources, Inc.* (Energy Equipment & Services)	266	279
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	65	2,883
NextCure, Inc.* (Biotechnology)	49	431
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	63	188
NextGen Healthcare, Inc.* (Health Care Technology)	167	2,128
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	484	895
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	71	1,130
NI Holdings, Inc.* (Insurance)	27	456
NIC, Inc. (IT Services)	197	3,881
Nicolet Bankshares, Inc.* (Banks)	28	1,529
Nkarta, Inc.* (Biotechnology)	49	1,473
NL Industries, Inc. (Commercial Services & Supplies)	25	106
nLight, Inc.* (Electronic Equipment, Instruments & Components)	104	2,442
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	246	4,379
NN, Inc.* (Machinery)	126	650
Noodles & Co.* (Hotels, Restaurants & Leisure)	94	646
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	432	1,508
Northeast Bank (Banks)	23	423
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	143	1,304
Northrim Bancorp, Inc. (Banks)	19	484
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	351	3,229
Northwest Natural Holding Co. (Gas Utilities)	91	4,130
Northwest Pipe Co.* (Construction & Engineering)	29	767
NorthWestern Corp. (Multi-Utilities)	152	7,393
Norwood Financial Corp. (Banks)	17	413
Novagold Resources, Inc.* (Metals & Mining)	711	8,453
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	102	10,745
Novavax, Inc.* (Biotechnology)	185	20,044
NOW, Inc.* (Trading Companies & Distributors)	328	1,489
Nurix Therapeutics, Inc.* (Biotechnology)	33	1,152
NuVasive, Inc.* (Health Care Equipment & Supplies)	154	7,480
NV5 Global, Inc.* (Construction & Engineering)	33	1,741

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
NVE Corp. (Semiconductors & Semiconductor Equipment)	14	$687
Nymox Pharmaceutical Corp.* (Biotechnology)	125	308
Oak Valley Bancorp (Banks)	20	229
Oceaneering International, Inc.* (Energy Equipment & Services)	297	1,045
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	178	2,437
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	3	65
Ocular Therapeutix, Inc.* (Pharmaceuticals)	181	1,377
Odonate Therapeutics, Inc.* (Pharmaceuticals)	39	524
Office Properties Income Trust (Equity Real Estate Investment Trusts)	143	2,963
OFG Bancorp (Banks)	152	1,894
Ohio Valley Banc Corp. (Banks)	13	269
O-I Glass, Inc. (Containers & Packaging)	469	4,966
Oil States International, Inc.* (Energy Equipment & Services)	180	491
Oil-Dri Corp. of America (Household Products)	15	537
Old National Bancorp (Banks)	491	6,167
Old Second Bancorp, Inc. (Banks)	86	645
Olympic Steel, Inc. (Metals & Mining)	27	307
Omega Flex, Inc. (Machinery)	9	1,410
Omeros Corp.*(a) (Pharmaceuticals)	177	1,789
Omnicell, Inc.* (Health Care Technology)	127	9,482
Oncocyte Corp.* (Biotechnology)	188	261
ONE Gas, Inc. (Gas Utilities)	157	10,834
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	48	785
OneSpan, Inc.* (Software)	100	2,096
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	135	878
Onewater Marine, Inc.* (Specialty Retail)	16	328
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	142	4,229
Ontrak, Inc.* (Health Care Providers & Services)	24	1,440
Ooma, Inc.* (Diversified Telecommunication Services)	62	809
OP Bancorp (Thrifts & Mortgage Finance)	37	212
OPKO Health, Inc.*(a) (Biotechnology)	1,191	4,395
Oportun Financial Corp.* (Consumer Finance)	58	684
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	28	625
OptimizeRx Corp.* (Health Care Technology)	44	917
Optinose, Inc.* (Pharmaceuticals)	105	410
Option Care Health, Inc.* (Health Care Providers & Services)	132	1,765
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	213	2,592
ORBCOMM, Inc.* (Diversified Telecommunication Services)	222	755
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	199	997
Organogenesis Holdings, Inc.* (Biotechnology)	61	234
Orgenesis, Inc.* (Biotechnology)	54	272
ORIC Pharmaceuticals, Inc.* (Biotechnology)	26	650
Origin Bancorp, Inc. (Banks)	66	1,410
Orion Energy Systems, Inc.* (Electrical Equipment)	81	613
Orion Engineered Carbons SA (Chemicals)	180	2,252
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	120	7,093
Orrstown Financial Services, Inc. (Banks)	33	422
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	56	1,744
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	39	1,791
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	51	3,958
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	39	211
Otter Tail Corp. (Electric Utilities)	121	4,377
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	198	424
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	128	9,299
Ovid Therapeutics, Inc.* (Biotechnology)	128	735
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	784	6,397
Owens & Minor, Inc. (Health Care Providers & Services)	189	4,746
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	49	1,978
Oyster Point Pharma, Inc.* (Biotechnology)	18	380
P.H. Glatfelter Co. (Paper & Forest Products)	131	1,804
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	499	4,925
Pacific Premier Bancorp, Inc. (Banks)	239	4,813
Pacira BioSciences, Inc.* (Pharmaceuticals)	126	7,576
PAE, Inc.* (Aerospace & Defense)	177	1,505
Palomar Holdings, Inc.* (Insurance)	61	6,359
PAM Transportation Services, Inc.* (Road & Rail)	5	188
Pandion Therapeutics, Inc.* (Biotechnology)	22	252
Pangaea Logistics Solutions, Ltd. (Marine)	32	83
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	98	8,063
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	120	812
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	48	1,944
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	131	709
Park Aerospace Corp. (Aerospace & Defense)	59	644
Park City Group, Inc.* (Software)	37	182
Park National Corp. (Banks)	43	3,524
Parke BanCorp, Inc. (Banks)	32	382
Park-Ohio Holdings Corp. (Machinery)	26	418
Parsons Corp.* (Aerospace & Defense)	67	2,247
Partners Bancorp (Banks)	30	169
Passage Bio, Inc.* (Biotechnology)	41	538
Patrick Industries, Inc. (Building Products)	67	3,854
Patterson Cos., Inc. (Health Care Providers & Services)	254	6,123
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	548	1,562

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
PAVmed, Inc.* (Health Care Equipment & Supplies)	109	$194
Paysign, Inc.* (IT Services)	92	523
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	289	1,644
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	33	1,355
PCB BanCorp (Banks)	37	325
PCSB Financial Corp. (Thrifts & Mortgage Finance)	44	531
PCTEL, Inc. (Communications Equipment)	53	300
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	299	3,706
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	87	1,628
PDL BioPharma, Inc.* (Biotechnology)	333	1,049
PDL Community Bancorp* (Thrifts & Mortgage Finance)	22	194
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	188	432
Peapack Gladstone Financial Corp. (Banks)	55	833
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	390	4,887
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	455	33,078
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	41	404
Penns Woods Bancorp, Inc. (Banks)	20	397
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	127	7,381
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	297	4,773
Peoples Bancorp of North Carolina, Inc. (Banks)	13	201
Peoples Bancorp, Inc. (Banks)	55	1,050
Peoples Financial Services Corp. (Banks)	21	730
Perdoceo Education Corp.* (Diversified Consumer Services)	207	2,534
Perficient, Inc.* (IT Services)	98	4,189
Performance Food Group Co.* (Food & Staples Retailing)	392	13,570
Personalis, Inc.* (Life Sciences Tools & Services)	71	1,539
Perspecta, Inc. (IT Services)	417	8,111
Petiq, Inc.* (Health Care Providers & Services)	63	2,074
PetMed Express, Inc. (Internet & Direct Marketing Retail)	59	1,866
PFSweb, Inc.* (IT Services)	48	321
PGT Innovations, Inc.* (Building Products)	171	2,996
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	46	161
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	32	1,173
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	61	1,061
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	189	1,882
Phreesia, Inc.* (Health Care Technology)	86	2,763
Physicians Realty Trust (Equity Real Estate Investment Trusts)	625	11,194
PICO Holdings, Inc.* (Commercial Services & Supplies)	51	457
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	378	5,129
Pieris Pharmaceuticals, Inc.* (Biotechnology)	149	308
Ping Identity Holding Corp.* (Software)	110	3,433
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	35	311
Piper Sandler Cos. (Capital Markets)	52	3,796
Pitney Bowes, Inc. (Commercial Services & Supplies)	519	2,756
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	117	240
PJT Partners, Inc. - Class A (Capital Markets)	70	4,243
Plantronics, Inc. (Communications Equipment)	102	1,208
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	80	283
Plexus Corp.* (Electronic Equipment, Instruments & Components)	86	6,074
Pliant Therapeutics, Inc.* (Pharmaceuticals)	31	702
Plug Power, Inc.* (Electrical Equipment)	1,020	13,678
Plumas BanCorp (Banks)	14	276
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	47	580
PNM Resources, Inc. (Electric Utilities)	238	9,836
Portland General Electric Co. (Electric Utilities)	269	9,550
Poseida Therapeutics, Inc.* (Biotechnology)	40	355
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	196	8,252
Powell Industries, Inc. (Electrical Equipment)	27	652
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	176	9,750
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	85	479
PQ Group Holdings, Inc.* (Chemicals)	115	1,180
PRA Group, Inc.* (Consumer Finance)	135	5,393
Precigen, Inc.* (Biotechnology)	198	693
Precision BioSciences, Inc.* (Biotechnology)	139	856
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	142	767
Preferred Bank (Banks)	41	1,317
Preformed Line Products Co. (Electrical Equipment)	9	438
Premier Financial Bancorp, Inc. (Banks)	39	421
Premier Financial Corp. (Thrifts & Mortgage Finance)	111	1,729
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	151	5,499
Prevail Therapeutics, Inc.* (Biotechnology)	43	438
PriceSmart, Inc. (Food & Staples Retailing)	68	4,519
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	132
Primo Water Corp. (Beverages)	468	6,645
Primoris Services Corp. (Construction & Engineering)	144	2,598
Priority Technology Holdings, Inc.* (IT Services)	23	73
ProAssurance Corp. (Insurance)	160	2,502

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Professional Holding Corp.* - Class A (Banks)	34	$456
Progenity, Inc.* (Health Care Providers & Services)	10	90
Progress Software Corp. (Software)	134	4,915
Progyny, Inc.* (Health Care Providers & Services)	80	2,354
ProPetro Holding Corp.* (Energy Equipment & Services)	240	974
PROS Holdings, Inc.* (Software)	118	3,769
ProSight Global, Inc.* (Insurance)	28	318
Protagonist Therapeutics, Inc.* (Biotechnology)	91	1,779
Protara Therapeutics, Inc.* (Biotechnology)	6	101
Protective Insurance Corp. - Class B (Insurance)	27	355
Prothena Corp. PLC* (Biotechnology)	92	919
Proto Labs, Inc.* (Machinery)	80	10,360
Provention Bio, Inc.* (Pharmaceuticals)	142	1,822
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	26	203
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	18	214
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	215	2,623
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	24	253
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	60	7,343
PTC Therapeutics, Inc.* (Biotechnology)	185	8,649
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	41	483
Puma Biotechnology, Inc.* (Biotechnology)	91	918
Pure Cycle Corp.* (Water Utilities)	58	523
Purple Innovation, Inc.* (Household Durables)	66	1,641
Pzena Investment Management, Inc. - Class A (Capital Markets)	51	273
Q2 Holdings, Inc.* (Software)	149	13,597
QAD, Inc. (Software)	35	1,477
QCR Holdings, Inc. (Banks)	44	1,206
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	183	11,533
Quad/Graphics, Inc. (Commercial Services & Supplies)	99	300
Quaker Chemical Corp. (Chemicals)	40	7,188
Qualys, Inc.* (Software)	102	9,997
Quanex Building Products Corp. (Building Products)	98	1,807
Quanterix Corp.* (Life Sciences Tools & Services)	63	2,126
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	88	405
QuinStreet, Inc.* (Interactive Media & Services)	142	2,249
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	257	1,897
Quotient, Ltd.* (Health Care Equipment & Supplies)	172	884
R1 RCM, Inc.* (Health Care Providers & Services)	320	5,488
Rackspace Technology, Inc.* (IT Services)	101	1,948
Radian Group, Inc. (Thrifts & Mortgage Finance)	573	8,372
Radiant Logistics, Inc.* (Air Freight & Logistics)	117	601
Radius Health, Inc.* (Biotechnology)	136	1,542
RadNet, Inc.* (Health Care Providers & Services)	130	1,996
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	27	419
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	340	4,655
Range Resources Corp. (Oil, Gas & Consumable Fuels)	641	4,243
Ranpak Holdings Corp.* (Containers & Packaging)	87	828
Rapid7, Inc.* (Software)	151	9,247
RAPT Therapeutics, Inc.* (Biotechnology)	33	1,063
Raven Industries, Inc. (Industrial Conglomerates)	107	2,303
Rayonier Advanced Materials, Inc.* (Chemicals)	185	592
RBB Bancorp (Banks)	50	567
RBC Bearings, Inc.* (Machinery)	74	8,970
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	25	510
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	125	1,400
Realogy Holdings Corp.* (Real Estate Management & Development)	343	3,238
Recro Pharma, Inc. (Biotechnology)	58	122
Red River Bancshares, Inc. (Banks)	15	645
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	46	605
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	197	3,369
Red Violet, Inc.* (Professional Services)	20	369
Redfin Corp.* (Real Estate Management & Development)	290	14,480
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	344	2,587
REGENXBIO, Inc.* (Biotechnology)	102	2,807
Regional Management Corp.* (Consumer Finance)	26	433
Regis Corp.* (Diversified Consumer Services)	70	430
Relay Therapeutics, Inc.* (Biotechnology)	96	4,089
Reliant Bancorp, Inc. (Banks)	45	653
Relmada Therapeutics, Inc.* (Pharmaceuticals)	43	1,618
Renasant Corp. (Banks)	163	3,703
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	114	6,090
Rent-A-Center, Inc. (Specialty Retail)	145	4,334
Repay Holdings Corp.* (IT Services)	178	4,183
Replimune Group, Inc.* (Biotechnology)	62	1,427
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	81	585
Republic Bancorp, Inc. - Class A (Banks)	29	817
Republic First Bancorp, Inc.* (Banks)	136	269
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	79	213
Resideo Technologies, Inc.* (Building Products)	371	4,081
Resonant, Inc.* (Communications Equipment)	150	357

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	91	$1,051
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	346	3,604
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	642	3,730
Retail Value, Inc. (Equity Real Estate Investment Trusts)	49	616
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	40	266
Retrophin, Inc.* (Biotechnology)	146	2,695
REV Group, Inc. (Machinery)	82	647
Revance Therapeutics, Inc.* (Pharmaceuticals)	188	4,726
Revlon, Inc.* - Class A (Personal Products)	21	133
REVOLUTION Medicines, Inc.* (Biotechnology)	115	4,002
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	17	1,115
Rexnord Corp. (Machinery)	365	10,892
RGC Resources, Inc. (Gas Utilities)	23	539
RH* (Specialty Retail)	47	17,984
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	101	2,189
Ribbon Communications, Inc.* (Communications Equipment)	204	789
Richmond Mutual Bancorp, Inc. (Banks)	37	391
Rigel Pharmaceuticals, Inc.* (Biotechnology)	509	1,222
Rimini Street, Inc.* (Software)	67	216
Rite Aid Corp.* (Food & Staples Retailing)	164	1,556
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	63	261
RLI Corp. (Insurance)	118	9,879
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	491	4,252
Rocket Pharmaceuticals, Inc.* (Biotechnology)	102	2,332
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	209	224
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	21	521
Rogers Corp.* (Electronic Equipment, Instruments & Components)	56	5,491
Rosetta Stone, Inc.* (Entertainment)	70	2,099
RPC, Inc.* (Energy Equipment & Services)	172	454
RPT Realty (Equity Real Estate Investment Trusts)	242	1,316
Rubius Therapeutics, Inc.* (Biotechnology)	107	536
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	82	4,144
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	13	576
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	97	1,073
Ryerson Holding Corp.* (Metals & Mining)	48	275
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	151	5,557
S&T Bancorp, Inc. (Banks)	116	2,052
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	615	8,478
Safe Bulkers, Inc.* (Marine)	155	160
Safeguard Scientifics, Inc. (Capital Markets)	59	323
Safehold, Inc. (Equity Real Estate Investment Trusts)	52	3,229
Safety Insurance Group, Inc. (Insurance)	43	2,971
Saga Communications, Inc. - Class A (Media)	11	219
Saia, Inc.* (Road & Rail)	79	9,964
SailPoint Technologies Holding, Inc.* (Software)	264	10,446
Salisbury Bancorp, Inc. (Banks)	8	253
Sally Beauty Holdings, Inc.* (Specialty Retail)	338	2,937
Sanderson Farms, Inc. (Food Products)	60	7,078
Sandy Spring Bancorp, Inc. (Banks)	138	3,185
Sangamo Therapeutics, Inc.* (Biotechnology)	345	3,260
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	201	5,437
Sapiens International Corp. N.V. (Software)	77	2,355
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	28	109
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	36	957
Savara, Inc.* (Biotechnology)	144	157
SB Financial Group, Inc. (Banks)	21	283
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	76	1,507
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	77	1,481
Scholar Rock Holding Corp.* (Biotechnology)	68	1,203
Scholastic Corp. (Media)	87	1,826
Schrodinger, Inc.* (Health Care Technology)	87	4,133
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	93	2,826
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	171	5,970
Scorpio Bulkers, Inc. (Marine)	27	382
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	153	1,694
scPharmaceuticals, Inc.* (Pharmaceuticals)	21	156
Sculptor Capital Management, Inc. (Capital Markets)	55	646
SeaChange International, Inc.* (Software)	90	78
Seacoast Banking Corp.* (Banks)	155	2,795
SEACOR Holdings, Inc.* (Energy Equipment & Services)	57	1,658
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	79	1,130
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	152	2,997
SecureWorks Corp.* - Class A (Software)	27	308
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	29	186
Select Bancorp, Inc.* (Banks)	47	338
Select Energy Services, Inc.* (Energy Equipment & Services)	176	676
Select Medical Holdings Corp.* (Health Care Providers & Services)	325	6,767
Selecta Biosciences, Inc.* (Biotechnology)	203	503
Selective Insurance Group, Inc. (Insurance)	177	9,113
Selectquote, Inc.* (Insurance)	95	1,924
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	193	10,221

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Seneca Foods Corp.* - Class A (Food Products)	19	$679
Sensient Technologies Corp. (Chemicals)	127	7,333
Seres Therapeutics, Inc.* (Biotechnology)	159	4,501
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	102	1,372
Service Properties Trust (Equity Real Estate Investment Trusts)	491	3,903
ServiceSource International, Inc.* (IT Services)	260	382
ServisFirst Bancshares, Inc. (Banks)	146	4,968
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	289	2,165
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	105	6,770
Sharps Compliance Corp.* (Health Care Providers & Services)	43	270
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	144	6,398
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	85	6,443
Shoe Carnival, Inc. (Specialty Retail)	28	940
Shore Bancshares, Inc. (Banks)	37	406
ShotSpotter, Inc.* (Software)	24	745
Shutterstock, Inc. (Internet & Direct Marketing Retail)	66	3,435
SI-BONE, Inc.* (Health Care Equipment & Supplies)	76	1,803
Siebert Financial Corp.* (Capital Markets)	34	110
Sientra, Inc.* (Health Care Equipment & Supplies)	139	473
Sierra Bancorp (Banks)	42	705
SIGA Technologies, Inc.* (Pharmaceuticals)	156	1,072
Signet Jewelers, Ltd. (Specialty Retail)	156	2,917
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	130	12,721
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	81	5,444
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	29	303
Silvergate Capital Corp.* - Class A (Banks)	47	677
Simmons First National Corp. - Class A (Banks)	324	5,137
Simply Good Foods Co.* (Food Products)	255	5,623
Simpson Manufacturing Co., Inc. (Building Products)	130	12,630
Simulations Plus, Inc. (Health Care Technology)	42	3,165
Sinclair Broadcast Group, Inc. - Class A (Media)	132	2,538
SITE Centers Corp. (Equity Real Estate Investment Trusts)	459	3,305
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	132	16,097
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	27	2,269
SJW Corp. (Water Utilities)	79	4,807
Skyline Champion Corp.* (Household Durables)	157	4,203
SkyWest, Inc. (Airlines)	148	4,419
Sleep Number Corp.* (Specialty Retail)	81	3,962
SM Energy Co. (Oil, Gas & Consumable Fuels)	342	544
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	42	1,148
SmartFinancial, Inc. (Banks)	42	571
Smith & Wesson Brands, Inc. (Leisure Products)	163	2,530
Smith Micro Software, Inc.* (Software)	103	384
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	86	545
Soleno Therapeutics, Inc.* (Biotechnology)	178	447
Solid Biosciences, Inc.* (Biotechnology)	74	150
Soliton, Inc.* (Health Care Equipment & Supplies)	21	160
Sonic Automotive, Inc. - Class A (Specialty Retail)	71	2,851
Sonos, Inc.* (Household Durables)	241	3,658
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	663	7,392
South Jersey Industries, Inc. (Gas Utilities)	302	5,820
South Plains Financial, Inc. (Banks)	32	397
South State Corp. (Banks)	210	10,113
Southern First Bancshares, Inc.* (Banks)	22	531
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	23	542
Southern National Bancorp of Virginia, Inc. (Banks)	59	512
Southside Bancshares, Inc. (Banks)	95	2,321
Southwest Gas Holdings, Inc. (Gas Utilities)	168	10,601
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	1,794	4,216
SP Plus Corp.* (Commercial Services & Supplies)	69	1,239
Spark Energy, Inc. - Class A (Electric Utilities)	36	300
SpartanNash Co. (Food & Staples Retailing)	106	1,733
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	432	1,763
Spero Therapeutics, Inc.* (Biotechnology)	44	491
Spire, Inc. (Gas Utilities)	150	7,980
Spirit Airlines, Inc.* (Airlines)	267	4,299
Spirit of Texas Bancshares, Inc.* (Banks)	39	435
Spok Holdings, Inc. (Wireless Telecommunication Services)	53	504
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	128	1,832
SpringWorks Therapeutics, Inc.* (Biotechnology)	63	3,003
Sprout Social, Inc.* - Class A (Software)	82	3,157
SPS Commerce, Inc.* (Software)	105	8,176
SPX Corp.* (Machinery)	129	5,983
SPX FLOW, Inc.* (Machinery)	127	5,438
STAAR Surgical Co.* (Health Care Equipment & Supplies)	137	7,749
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	449	13,691
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	51	12,287
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	12	392
Standard Motor Products, Inc. (Auto Components)	63	2,813
Standex International Corp. (Machinery)	37	2,190
Startek, Inc.* (IT Services)	52	273

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
State Auto Financial Corp. (Insurance)	53	$729
Steelcase, Inc. - Class A (Commercial Services & Supplies)	258	2,608
Stepan Co. (Chemicals)	64	6,976
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	132	473
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	49	147
Sterling Construction Co., Inc.* (Construction & Engineering)	83	1,175
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	247	4,817
Stewart Information Services Corp. (Insurance)	79	3,455
Stifel Financial Corp. (Capital Markets)	200	10,113
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	168	4,558
Stock Yards Bancorp, Inc. (Banks)	61	2,076
Stoke Therapeutics, Inc.* (Biotechnology)	37	1,239
Stoneridge, Inc.* (Auto Components)	78	1,433
StoneX Group, Inc.* (Capital Markets)	49	2,507
Strategic Education, Inc. (Diversified Consumer Services)	72	6,586
Stratus Properties, Inc.* (Real Estate Management & Development)	18	388
Strongbridge BioPharma PLC* (Pharmaceuticals)	106	223
Sturm, Ruger & Co., Inc. (Leisure Products)	50	3,058
Summit Financial Group, Inc. (Banks)	34	504
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	310	1,606
Summit Materials, Inc.* - Class A (Construction Materials)	343	5,672
SunCoke Energy, Inc. (Metals & Mining)	249	852
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	159	4,835
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	229	2,865
Sunrun, Inc.* (Electrical Equipment)	356	27,438
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	644	5,113
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	134	3,537
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	32	743
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	146	3,043
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	175	317
Surgery Partners, Inc.* (Health Care Providers & Services)	67	1,467
Surmodics, Inc.* (Health Care Equipment & Supplies)	40	1,556
Sutro BioPharma, Inc.* (Biotechnology)	78	784
SVMK, Inc.* (Software)	363	8,026
SWK Holdings Corp.* (Diversified Financial Services)	11	154
Sykes Enterprises, Inc.* (IT Services)	116	3,968
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	102	8,203
Synchronoss Technologies, Inc.* (Software)	123	370
Syndax Pharmaceuticals, Inc.* (Biotechnology)	81	1,196
Syros Pharmaceuticals, Inc.* (Biotechnology)	124	1,096
Systemax, Inc. (Trading Companies & Distributors)	37	886
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	61	2,487
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	55	2,012
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	37	239
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	271	1,634
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	89	109
Taylor Morrison Home Corp.* (Household Durables)	378	9,295
TCR2 Therapeutics, Inc.* (Biotechnology)	76	1,544
Team, Inc.* (Commercial Services & Supplies)	90	495
TechTarget, Inc.* (Media)	70	3,077
TEGNA, Inc. (Media)	657	7,720
Tejon Ranch Co.* (Real Estate Management & Development)	63	891
Tela Bio, Inc.* (Health Care Equipment & Supplies)	21	347
Telenav, Inc.* (Software)	99	356
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	491	391
Tenable Holdings, Inc.* (Software)	209	7,890
Tenet Healthcare Corp.* (Health Care Providers & Services)	313	7,672
Tennant Co. (Machinery)	55	3,320
Tenneco, Inc.* (Auto Components)	153	1,062
Terex Corp. (Machinery)	202	3,911
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	200	10,952
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	23	465
Tetra Tech, Inc. (Commercial Services & Supplies)	161	15,375
Texas Capital Bancshares, Inc.* (Banks)	151	4,701
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	197	11,976
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	155	2,195
TG Therapeutics, Inc.* (Biotechnology)	332	8,884
The Andersons, Inc. (Food & Staples Retailing)	93	1,783
The Bancorp, Inc.* (Banks)	154	1,331
The Bank of Nt Butterfield & Son, Ltd. (Banks)	152	3,387
The Bank of Princeton (Banks)	17	309
The Brink's Co. (Commercial Services & Supplies)	150	6,164
The Buckle, Inc. (Specialty Retail)	87	1,774
The Cato Corp. - Class A (Specialty Retail)	64	500
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	127	3,523
The Children's Place, Inc. (Specialty Retail)	42	1,191
The Community Financial Corp. (Banks)	16	342
The Container Store Group, Inc.* (Specialty Retail)	59	366
The E.W. Scripps Co. - Class A (Media)	168	1,922
The Eastern Co. (Machinery)	16	312

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
The Ensign Group, Inc. (Health Care Providers & Services)	153	$8,729
The ExOne Co.* (Machinery)	35	428
The First Bancorp, Inc. (Banks)	30	632
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	353	4,003
The Goodyear Tire & Rubber Co. (Auto Components)	692	5,308
The Greenbrier Cos., Inc. (Machinery)	96	2,822
The Hackett Group, Inc. (IT Services)	75	839
The Joint Corp.* (Health Care Providers & Services)	40	696
The Lovesac Co.* (Household Durables)	29	804
The Macerich Co. (Equity Real Estate Investment Trusts)	449	3,049
The Manitowoc Co., Inc.* (Machinery)	101	849
The Marcus Corp. (Entertainment)	67	518
The Michaels Cos., Inc.* (Specialty Retail)	223	2,153
The ODP Corp.* (Specialty Retail)	156	3,034
The Pennant Group, Inc.* (Health Care Providers & Services)	76	2,931
The Providence Service Corp.* (Health Care Providers & Services)	36	3,345
The RealReal, Inc.* (Internet & Direct Marketing Retail)	187	2,706
The RMR Group, Inc. - Class A (Real Estate Management & Development)	46	1,264
The Shyft Group, Inc. (Machinery)	103	1,945
The St Joe Co.* (Real Estate Management & Development)	98	2,022
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	707	1,117
Theravance Biopharma, Inc.* (Pharmaceuticals)	138	2,040
Thermon Group Holdings, Inc.* (Electrical Equipment)	98	1,101
Third Point Reinsurance, Ltd.* (Insurance)	241	1,675
Tidewater, Inc.* (Energy Equipment & Services)	121	812
Tilly's, Inc. - Class A (Specialty Retail)	66	398
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	22	396
TimkenSteel Corp.* (Metals & Mining)	135	479
Tiptree, Inc. (Insurance)	73	361
Titan Machinery, Inc.* (Trading Companies & Distributors)	57	754
Tivity Health, Inc.* (Health Care Providers & Services)	130	1,823
Tompkins Financial Corp. (Banks)	43	2,443
Tootsie Roll Industries, Inc. (Food Products)	48	1,483
TopBuild Corp.* (Household Durables)	99	16,897
TowneBank (Banks)	200	3,280
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	180	1,523
TPI Composites, Inc.* (Electrical Equipment)	91	2,635
Transcat, Inc.* (Trading Companies & Distributors)	21	615
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	100
Translate Bio, Inc.* (Biotechnology)	204	2,776
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	75	1,034
Transocean, Ltd.* (Energy Equipment & Services)	1,751	1,413
Trean Insurance Group, Inc.* (Insurance)	36	549
Trecora Resources* (Chemicals)	72	442
Tredegar Corp. (Chemicals)	78	1,160
TRI Pointe Group, Inc.* (Household Durables)	388	7,038
Tribune Publishing Co. (Media)	47	548
Tricida, Inc.* (Pharmaceuticals)	85	770
TriCo Bancshares (Banks)	79	1,935
TriMas Corp.* (Machinery)	130	2,964
TriNet Group, Inc.* (Professional Services)	123	7,296
Trinseo SA (Chemicals)	115	2,949
Triple-S Management Corp.* (Health Care Providers & Services)	68	1,215
TriState Capital Holdings, Inc.* (Banks)	83	1,099
Triton International, Ltd. (Trading Companies & Distributors)	149	6,060
Triumph Bancorp, Inc.* (Banks)	68	2,118
Triumph Group, Inc. (Aerospace & Defense)	154	1,003
Tronox Holdings PLC - Class A (Chemicals)	268	2,109
TrueBlue, Inc.* (Professional Services)	107	1,657
TrueCar, Inc.* (Interactive Media & Services)	317	1,585
Trupanion, Inc.* (Insurance)	89	7,022
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	284	1,482
Trustmark Corp. (Banks)	189	4,046
TTEC Holdings, Inc. (IT Services)	54	2,946
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	299	3,412
Tucows, Inc.* (IT Services)	28	1,929
Tupperware Brands Corp.* (Household Durables)	147	2,964
Turning Point Brands, Inc. (Tobacco)	36	1,004
Turning Point Therapeutics, Inc.* (Biotechnology)	102	8,911
Turtle Beach Corp.* (Household Durables)	40	728
Tutor Perini Corp.* (Construction & Engineering)	122	1,358
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	54	1,419
Twist Bioscience Corp.* (Biotechnology)	98	7,445
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	820	4,174
Tyme Technologies, Inc.* (Biotechnology)	203	199
U.S. Concrete, Inc.* (Construction Materials)	48	1,394
U.S. Ecology, Inc. (Commercial Services & Supplies)	94	3,071
U.S. Lime & Minerals, Inc. (Construction Materials)	6	541
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	38	3,301
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	221	663
UFP Industries, Inc. (Building Products)	179	10,115
UFP Technologies, Inc.* (Containers & Packaging)	21	870
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	120	2,575
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	172	14,137

:: ProFund VP Small-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Ultralife Corp.* (Electrical Equipment)	27	$159
UMB Financial Corp. (Banks)	131	6,420
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	110	1,489
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	41	526
UniFirst Corp. (Commercial Services & Supplies)	45	8,521
Unisys Corp.* (IT Services)	185	1,974
United Bankshares, Inc. (Banks)	371	7,965
United Community Banks, Inc. (Banks)	234	3,962
United Fire Group, Inc. (Insurance)	63	1,280
United Insurance Holdings Corp. (Insurance)	61	370
United Natural Foods, Inc.* (Food & Staples Retailing)	163	2,424
United Security Bancshares/Fresno CA (Banks)	40	244
United States Steel Corp. (Metals & Mining)	656	4,815
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	579	6,100
Unitil Corp. (Multi-Utilities)	44	1,700
Unity BanCorp, Inc. (Banks)	23	266
UNITY Biotechnology, Inc.* (Biotechnology)	104	360
Universal Corp. (Tobacco)	73	3,057
Universal Electronics, Inc.* (Household Durables)	40	1,510
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	38	2,166
Universal Insurance Holdings, Inc. (Insurance)	83	1,149
Universal Logistics Holdings, Inc. (Road & Rail)	23	480
Universal Technical Institute, Inc.* (Diversified Consumer Services)	86	437
Univest Financial Corp. (Banks)	86	1,236
Upland Software, Inc.* (Software)	78	2,941
Upwork, Inc.* (Professional Services)	278	4,848
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	544	542
Urban Edge Properties (Equity Real Estate Investment Trusts)	347	3,373
Urban Outfitters, Inc.* (Specialty Retail)	207	4,308
UroGen Pharma, Ltd.* (Biotechnology)	58	1,119
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	89	819
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	66	545
USANA Health Sciences, Inc.* (Personal Products)	35	2,578
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	10	799
Valley National Bancorp (Banks)	1,193	8,172
Value Line, Inc. (Capital Markets)	3	74
Vanda Pharmaceuticals, Inc.* (Biotechnology)	161	1,555
Vapotherm, Inc.* (Health Care Equipment & Supplies)	59	1,711
Varex Imaging Corp.* (Health Care Equipment & Supplies)	114	1,450
Varonis Systems, Inc.* (Software)	93	10,734
Vaxart, Inc.* (Biotechnology)	157	1,044
Vaxcyte, Inc.* (Pharmaceuticals)	55	2,716
VBI Vaccines, Inc.*(a) (Biotechnology)	514	1,470
Vector Group, Ltd. (Tobacco)	418	4,051
Vectrus, Inc.* (Aerospace & Defense)	34	1,292
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	146	1,704
Venus Concept, Inc.* (Health Care Equipment & Supplies)	57	132
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	61	373
Veracyte, Inc.* (Biotechnology)	171	5,556
Verastem, Inc.* (Biotechnology)	511	618
Vericel Corp.* (Biotechnology)	135	2,502
Vericity, Inc. (Insurance)	6	61
Verint Systems, Inc.* (Software)	192	9,251
Veritex Holdings, Inc. (Banks)	142	2,418
Veritiv Corp.* (Trading Companies & Distributors)	39	494
Veritone, Inc.* (Software)	70	641
Verra Mobility Corp.* - Class C (IT Services)	400	3,864
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	37	286
Verso Corp. - Class A (Paper & Forest Products)	94	742
Veru, Inc.* (Personal Products)	159	417
Viad Corp. (Commercial Services & Supplies)	60	1,250
Viavi Solutions, Inc.* (Communications Equipment)	684	8,024
Vicor Corp.* (Electrical Equipment)	58	4,508
Viela Bio, Inc.* (Biotechnology)	65	1,825
Viemed Healthcare, Inc.* (Health Care Providers & Services)	104	899
ViewRay, Inc.* (Health Care Equipment & Supplies)	334	1,169
Viking Therapeutics, Inc.* (Biotechnology)	196	1,141
Village Super Market, Inc. - Class A (Food & Staples Retailing)	26	640
Vir Biotechnology, Inc.* (Biotechnology)	160	5,493
VirnetX Holding Corp. (Software)	190	1,001
Virtus Investment Partners, Inc. (Capital Markets)	22	3,050
Virtusa Corp.* (IT Services)	87	4,277
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	398	6,197
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	37	937
Vista Outdoor, Inc.* (Leisure Products)	175	3,532
Visteon Corp.* (Auto Components)	83	5,745
Vital Farms, Inc.* (Food Products)	31	1,256
Vivint Smart Home, Inc.* (Diversified Consumer Services)	218	3,723
Vivint Solar, Inc.* (Electrical Equipment)	147	6,225
Vocera Communications, Inc.* (Health Care Technology)	96	2,792
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	82	263
Vonage Holdings Corp.* (Diversified Telecommunication Services)	693	7,089
VOXX International Corp.* (Auto Components)	59	454
Voyager Therapeutics, Inc.* (Biotechnology)	77	822
VSE Corp. (Commercial Services & Supplies)	27	827

September 30, 2020 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
vTv Therapeutics, Inc.* - Class A (Biotechnology)	31	$55
VYNE Therapeutics, Inc.* (Pharmaceuticals)	435	722
W&T Offshore, Inc.*(a) (Oil, Gas & Consumable Fuels)	282	508
Wabash National Corp. (Machinery)	158	1,890
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	193	2,866
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	251	808
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	85	4,505
Warrior Met Coal, Inc. (Metals & Mining)	154	2,630
Washington Federal, Inc. (Thrifts & Mortgage Finance)	226	4,714
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	247	4,972
Washington Trust Bancorp, Inc. (Banks)	51	1,564
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	67	1,038
Watford Holdings, Ltd.* (Insurance)	51	1,170
Watts Water Technologies, Inc. - Class A (Machinery)	82	8,212
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	73	620
WD-40 Co. (Household Products)	41	7,761
Weis Markets, Inc. (Food & Staples Retailing)	29	1,392
Welbilt, Inc.* (Machinery)	390	2,402
Werner Enterprises, Inc. (Road & Rail)	182	7,642
WesBanco, Inc. (Banks)	195	4,165
WESCO International, Inc.* (Trading Companies & Distributors)	147	6,471
West Bancorp, Inc. (Banks)	48	760
Westamerica Bancorp (Banks)	78	4,239
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	178	363
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	68	383
Westwood Holdings Group, Inc. (Capital Markets)	23	256
Weyco Group, Inc. (Distributors)	18	291
Whitestone REIT (Equity Real Estate Investment Trusts)	119	714
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4	69
WideOpenWest, Inc.* (Media)	157	815
Willdan Group, Inc.* (Professional Services)	31	791
Willis Lease Finance Corp.* (Trading Companies & Distributors)	9	166
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	480	8,007
Wingstop, Inc. (Hotels, Restaurants & Leisure)	89	12,162
Winmark Corp. (Specialty Retail)	9	1,550
Winnebago Industries, Inc. (Automobiles)	93	4,805
WisdomTree Investments, Inc. (Capital Markets)	417	1,334
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	239	6,176
Workhorse Group, Inc.*(a) (Auto Components)	282	7,129
Workiva, Inc.* (Software)	117	6,524
World Acceptance Corp.*(a) (Consumer Finance)	14	1,478
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	187	3,963
Worthington Industries, Inc. (Metals & Mining)	109	4,445
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	34	230
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	385	11,758
WSFS Financial Corp. (Thrifts & Mortgage Finance)	150	4,046
WW International, Inc.* (Diversified Consumer Services)	141	2,661
X4 Pharmaceuticals, Inc.* (Biotechnology)	48	325
XBiotech, Inc.* (Biotechnology)	43	821
Xencor, Inc.* (Biotechnology)	166	6,439
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	339	2,976
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	138	818
XOMA Corp.* (Biotechnology)	18	339
XPEL, Inc.* (Auto Components)	50	1,304
Xperi Holding Corp. (Software)	321	3,688
Yelp, Inc.* (Interactive Media & Services)	213	4,279
YETI Holdings, Inc.* (Leisure Products)	239	10,832
Yext, Inc.* (Software)	303	4,600
Y-mAbs Therapeutics, Inc.* (Biotechnology)	90	3,455
York Water Co. (Water Utilities)	39	1,649
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	35	1,144
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	638	1,608
Zix Corp.* (Software)	164	958
Zogenix, Inc.* (Pharmaceuticals)	166	2,976
Zumiez, Inc.* (Specialty Retail)	63	1,753
Zuora, Inc.* - Class A (Software)	301	3,112
Zynex, Inc.* (Health Care Equipment & Supplies)	56	977

TOTAL COMMON STOCKS
(Cost $4,881,689)		5,648,392

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $–)		–

	Principal Amount	Value
Repurchase Agreements(b)(c) (36.7%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $3,275,002	$3,275,000	$3,275,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,275,000)		3,275,000

:: ProFund VP Small-Cap :: September 30, 2020

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	22,656	$22,656
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	136	136
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	591	591
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	17,725	17,725
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $41,108)		41,108
TOTAL INVESTMENT SECURITIES
(Cost $8,197,797) - 100.3%		8,964,500
Net other assets (liabilities) - (0.3)%		(30,657)

NET ASSETS - 100.0%		$8,933,843

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of September 30, 2020, this security represented 0.00% of the net assets of the ProFund VP.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $39,085.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $383,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	6	12/21/20	$451,590	$(4,569)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	10/27/20	0.35%	$2,616,442	$(3,663)
Russell 2000 Index	UBS AG	10/27/20	0.10%	217,717	(370)
				$2,834,159	$(4,033)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP Small-Cap ::

ProFund VP Small-Cap invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$46,754	0.5%
Air Freight & Logistics	21,393	0.2%
Airlines	15,403	0.2%
Auto Components	72,643	0.8%
Automobiles	4,805	0.1%
Banks	395,853	4.5%
Beverages	16,774	0.2%
Biotechnology	622,572	7.0%
Building Products	97,336	1.1%
Capital Markets	83,950	0.9%
Chemicals	93,072	1.1%
Commercial Services & Supplies	117,309	1.3%
Communications Equipment	49,915	0.6%
Construction & Engineering	74,774	0.8%
Construction Materials	8,281	0.1%
Consumer Finance	37,946	0.4%
Containers & Packaging	11,579	0.1%
Distributors	4,660	0.1%
Diversified Consumer Services	34,985	0.4%
Diversified Financial Services	12,527	0.1%
Diversified Telecommunication Services	42,115	0.5%
Electric Utilities	39,276	0.4%
Electrical Equipment	83,233	0.9%
Electronic Equipment, Instruments & Components	125,625	1.4%
Energy Equipment & Services	29,594	0.3%
Entertainment	15,949	0.2%
Equity Real Estate Investment Trusts	338,166	3.8%
Food & Staples Retailing	48,564	0.5%
Food Products	85,479	1.0%
Gas Utilities	57,024	0.7%
Health Care Equipment & Supplies	211,408	2.4%
Health Care Providers & Services	152,392	1.7%
Health Care Technology	65,215	0.7%
Hotels, Restaurants & Leisure	203,916	2.2%
Household Durables	138,216	1.5%
Household Products	13,721	0.2%
Independent Power and Renewable Electricity Producers	21,558	0.2%
Industrial Conglomerates	2,303	NM
Insurance	134,068	1.5%
Interactive Media & Services	19,737	0.2%
Internet & Direct Marketing Retail	44,845	0.5%
IT Services	117,754	1.3%
Leisure Products	38,012	0.4%
Life Sciences Tools & Services	43,395	0.5%
Machinery	211,365	2.4%
Marine	7,324	0.1%
Media	45,944	0.5%
Metals & Mining	84,709	0.9%
Mortgage Real Estate Investment Trusts	72,737	0.8%
Multiline Retail	11,432	0.1%
Multi-Utilities	26,042	0.3%
Oil, Gas & Consumable Fuels	78,736	0.9%
Paper & Forest Products	28,046	0.3%
Personal Products	20,998	0.2%
Pharmaceuticals	114,659	1.3%
Professional Services	68,450	0.8%
Real Estate Management & Development	48,528	0.5%
Road & Rail	32,777	0.4%
Semiconductors & Semiconductor Equipment	151,833	1.7%
Software	309,110	3.4%
Specialty Retail	157,345	1.8%
Technology Hardware, Storage & Peripherals	9,230	0.1%
Textiles, Apparel & Luxury Goods	49,344	0.6%
Thrifts & Mortgage Finance	97,211	1.1%
Tobacco	8,112	0.1%
Trading Companies & Distributors	83,497	0.9%
Water Utilities	27,104	0.3%
Wireless Telecommunication Services	9,763	0.1%
Other**	3,285,451	36.9%
Total	$8,933,843	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.2%)

	Shares	Value
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	5,256	$25,807
8x8, Inc.* (Software)	4,523	70,333
AAON, Inc. (Building Products)	1,769	106,582
Acadia Realty Trust (Equity Real Estate Investment Trusts)	2,059	21,620
Addus Homecare Corp.* (Health Care Providers & Services)	645	60,959
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	1,664	104,732
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	3,173	126,570
AeroVironment, Inc.* (Aerospace & Defense)	561	33,666
Agilysys, Inc.* (Software)	879	21,237
Agree Realty Corp. (Equity Real Estate Investment Trusts)	2,337	148,726
Alamo Group, Inc. (Machinery)	427	46,129
Alarm.com Holdings, Inc.* (Software)	1,934	106,854
Albany International Corp. - Class A (Machinery)	1,332	65,947
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,350	15,134
Allegheny Technologies, Inc.* (Metals & Mining)	2,693	23,483
Allegiant Travel Co. (Airlines)	563	67,447
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	1,298	31,269
American States Water Co. (Water Utilities)	1,601	119,995
American Vanguard Corp. (Chemicals)	611	8,029
American Woodmark Corp.* (Building Products)	737	57,884
America's Car-Mart, Inc.* (Specialty Retail)	199	16,891
Ameris Bancorp (Banks)	1,357	30,912
AMERISAFE, Inc. (Insurance)	404	23,173
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,100	64,306
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	809	15,169
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	416	11,735
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	617	21,836
Apogee Enterprises, Inc. (Building Products)	572	12,224
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	957	52,730
Arconic Corp.* (Metals & Mining)	2,106	40,119
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,729	9,095
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,107	10,251
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,067	10,147
Asbury Automotive Group, Inc.* (Specialty Retail)	427	41,611
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	755	16,610
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	1,483	34,569
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	796	52,035
Balchem Corp. (Chemicals)	1,403	136,975
BancFirst Corp. (Banks)	436	17,806
BankUnited, Inc. (Banks)	842	18,448
Barnes Group, Inc. (Machinery)	1,250	44,675
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	807	16,261
BioTelemetry, Inc.* (Health Care Providers & Services)	1,483	67,595
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,351	35,900
Blucora, Inc.* (Capital Markets)	1,168	11,003
Boot Barn Holdings, Inc.* (Specialty Retail)	1,251	35,203
Bottomline Technologies, Inc.* (Software)	975	41,106
Brady Corp. - Class A (Commercial Services & Supplies)	1,429	57,189
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	2,813	29,086
Brightsphere Investment Group, Inc. (Capital Markets)	1,590	20,511
Brookline Bancorp, Inc. (Banks)	1,508	13,037
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	3,200	148,033
Calavo Growers, Inc. (Food Products)	403	26,707
California Water Service Group (Water Utilities)	1,436	62,394
Callaway Golf Co. (Leisure Products)	4,086	78,206
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	916	4,415
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,722	67,761
Cardtronics PLC* - Class A (IT Services)	1,020	20,196
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	2,036	36,231
Carpenter Technology Corp. (Metals & Mining)	1,144	20,775
Cavco Industries, Inc.* (Household Durables)	371	66,895
Central Pacific Financial Corp. (Banks)	648	8,793
Century Communities, Inc.* (Household Durables)	605	25,610
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	519	20,433
Chart Industries, Inc.* (Machinery)	902	63,384
Chesapeake Utilities Corp. (Gas Utilities)	462	38,947
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	855	16,741
CIRCOR International, Inc.* (Machinery)	868	23,740
City Holding Co. (Banks)	417	24,023
Cleveland-Cliffs, Inc. (Metals & Mining)	9,699	62,267
Coca-Cola Consolidated, Inc. (Beverages)	202	48,618
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,827	109,711

:: ProFund VP Small-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
Coherus Biosciences, Inc.* (Biotechnology)	1,965	$36,038
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	817	14,036
Comfort Systems USA, Inc. (Construction & Engineering)	1,092	56,249
Community Bank System, Inc. (Banks)	1,324	72,106
Community Health Systems, Inc.* (Health Care Providers & Services)	4,880	20,594
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	928	43,393
Comtech Telecommunications Corp. (Communications Equipment)	1,074	15,036
CONMED Corp. (Health Care Equipment & Supplies)	1,239	97,472
Corcept Therapeutics, Inc.* (Pharmaceuticals)	4,513	78,549
Core Laboratories N.V. (Energy Equipment & Services)	753	11,491
CorVel Corp.* (Health Care Providers & Services)	397	33,916
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	2,927	125,071
CryoLife, Inc.* (Health Care Equipment & Supplies)	903	16,678
CSG Systems International, Inc. (IT Services)	1,435	58,763
CTS Corp. (Electronic Equipment, Instruments & Components)	756	16,655
Cubic Corp. (Aerospace & Defense)	694	40,370
Cutera, Inc.* (Health Care Equipment & Supplies)	764	14,493
CVB Financial Corp. (Banks)	2,653	44,119
Cytokinetics, Inc.* (Biotechnology)	1,683	36,437
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	1,174	17,798
Deluxe Corp. (Commercial Services & Supplies)	817	21,021
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	3,371	25,754
Digi International, Inc.* (Communications Equipment)	1,261	19,709
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	712	38,868
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,822	102,852
DMC Global, Inc.(a) (Machinery)	640	21,082
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	395	3,164
Dorman Products, Inc.* (Auto Components)	677	61,187
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	447	5,891
Eagle Pharmaceuticals, Inc.* (Biotechnology)	526	22,344
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,935	43,363
Ebix, Inc. (Software)	694	14,296
eHealth, Inc.* (Insurance)	1,117	88,243
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	430	6,966
Enanta Pharmaceuticals, Inc.* (Biotechnology)	776	35,525
Encore Wire Corp. (Electrical Equipment)	528	24,510
Enerpac Tool Group Corp.* (Machinery)	1,192	22,422
Enova International, Inc.* (Consumer Finance)	1,306	21,405
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	271	19,837
ESCO Technologies, Inc. (Machinery)	1,130	91,033
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	4,417	80,919
EVERTEC, Inc. (IT Services)	2,588	89,829
ExlService Holdings, Inc.* (IT Services)	1,483	97,834
Exponent, Inc. (Professional Services)	2,239	161,275
Extreme Networks, Inc.* (Communications Equipment)	5,318	21,378
Fabrinet* (Electronic Equipment, Instruments & Components)	1,594	100,469
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	394	24,026
FB Financial Corp. (Banks)	293	7,360
Federal Signal Corp. (Machinery)	2,621	76,664
First Bancorp (Banks)	4,450	23,229
First Commonwealth Financial Corp. (Banks)	2,385	18,460
First Hawaiian, Inc. (Banks)	1,917	27,739
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	1,061	31,437
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,342	83,316
Forrester Research, Inc.* (Professional Services)	266	8,722
Forward Air Corp. (Air Freight & Logistics)	1,215	69,717
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	508	7,986
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,800	46,062
Franklin Electric Co., Inc. (Machinery)	1,664	97,893
Fulgent Genetics, Inc.* (Health Care Providers & Services)	545	21,822
Gentherm, Inc.* (Auto Components)	679	27,771
Geospace Technologies Corp.* (Energy Equipment & Services)	594	3,671
Getty Realty Corp. (Equity Real Estate Investment Trusts)	810	21,068
Gibraltar Industries, Inc.* (Building Products)	999	65,075
Glaukos Corp.* (Health Care Equipment & Supplies)	1,938	95,970
Glu Mobile, Inc.* (Entertainment)	6,377	48,943
GMS, Inc.* (Trading Companies & Distributors)	1,020	24,582
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	2,396	16,988
Greenhill & Co., Inc. (Capital Markets)	279	3,167
Griffon Corp. (Building Products)	1,948	38,064
H.B. Fuller Co. (Chemicals)	1,276	58,415
Hanger, Inc.* (Health Care Providers & Services)	1,653	26,150
Harmonic, Inc.* (Communications Equipment)	4,228	23,592
Harsco Corp.* (Machinery)	1,644	22,868
Haynes International, Inc. (Metals & Mining)	251	4,290
HealthStream, Inc.* (Health Care Technology)	732	14,691
Heartland Express, Inc. (Road & Rail)	1,013	18,842
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	6,121	14,752

September 30, 2020 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Heska Corp.* (Health Care Equipment & Supplies)	196	$19,363
Hibbett Sports, Inc.* (Specialty Retail)	381	14,943
HMS Holdings Corp.* (Health Care Technology)	2,113	50,606
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	996	21,484
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	2,344	27,167
Independent Bank Corp. (Banks)	930	48,714
Independent Bank Group, Inc. (Banks)	444	19,616
Innospec, Inc. (Chemicals)	1,066	67,499
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	941	116,788
Innoviva, Inc.* (Pharmaceuticals)	2,728	28,508
Inogen, Inc.* (Health Care Equipment & Supplies)	492	14,268
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	777	43,963
Installed Building Products, Inc.* (Household Durables)	982	99,919
Inter Parfums, Inc. (Personal Products)	767	28,647
Interface, Inc. (Commercial Services & Supplies)	1,653	10,116
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	434	28,284
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,429	62,134
iRobot Corp.* (Household Durables)	532	40,379
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,750	106,294
J & J Snack Foods Corp. (Food Products)	648	84,493
James River Group Holdings, Ltd. (Insurance)	861	38,340
John B. Sanfilippo & Son, Inc. (Food Products)	382	28,795
John Bean Technologies Corp. (Machinery)	1,378	126,623
Kaiser Aluminum Corp. (Metals & Mining)	432	23,151
Kinsale Capital Group, Inc. (Insurance)	921	175,157
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,863	42,659
Koppers Holdings, Inc.* (Chemicals)	914	19,112
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,341	30,038
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,594	20,196
La-Z-Boy, Inc. (Household Durables)	958	30,302
LCI Industries (Auto Components)	1,091	115,963
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	728	23,682
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,885	61,498
LGI Homes, Inc.* (Household Durables)	958	111,290
Lindsay Corp. (Machinery)	212	20,496
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	569	4,245
LivePerson, Inc.* (Software)	2,670	138,812
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	903	31,479
M.D.C. Holdings, Inc. (Household Durables)	2,173	102,347
M/I Homes, Inc.* (Household Durables)	656	30,209
ManTech International Corp. - Class A (IT Services)	1,178	81,141
Marcus & Millichap, Inc.* (Real Estate Management & Development)	530	14,586
Marten Transport, Ltd. (Road & Rail)	1,478	24,121
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	4,766	39,367
Materion Corp. (Metals & Mining)	493	25,651
MAX Holdings, Inc. (Real Estate Management & Development)	559	18,296
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,299	30,189
Medifast, Inc. (Personal Products)	511	84,034
Mercer International, Inc. (Paper & Forest Products)	910	6,006
Meritage Homes Corp.* (Household Durables)	930	102,662
Meritor, Inc.* (Machinery)	1,694	35,472
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	127	32,355
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	1,502	28,868
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,124	32,034
MGP Ingredients, Inc. (Beverages)	252	10,014
MicroStrategy, Inc.* - Class A (Software)	187	28,155
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	336	14,986
Monro, Inc. (Specialty Retail)	809	32,821
Moog, Inc. - Class A (Aerospace & Defense)	637	40,469
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	915	20,423
Mueller Industries, Inc. (Machinery)	1,626	44,000
MYR Group, Inc.* (Construction & Engineering)	340	12,641
National Bank Holdings Corp. (Banks)	955	25,069
National Beverage Corp.*(a) (Beverages)	243	16,526
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,531	50,079
Natus Medical, Inc.* (Health Care Equipment & Supplies)	780	13,361
NBT Bancorp, Inc. (Banks)	965	25,881
Neenah, Inc. (Paper & Forest Products)	336	12,590
Neogen Corp.* (Health Care Equipment & Supplies)	1,472	115,183
NeoGenomics, Inc.* (Life Sciences Tools & Services)	4,792	176,777
Newpark Resources, Inc.* (Energy Equipment & Services)	2,007	2,107
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	711	31,533
NextGen Healthcare, Inc.* (Health Care Technology)	1,296	16,511
NIC, Inc. (IT Services)	2,907	57,268
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	3,680	65,504
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	976	8,901
Northwest Natural Holding Co. (Gas Utilities)	663	30,094
Omnicell, Inc.* (Health Care Technology)	1,169	87,278
OneSpan, Inc.* (Software)	1,471	30,832

:: ProFund VP Small-Cap Growth :: September 30, 2020

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,165	$34,694
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	369	11,491
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	729	56,578
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,261	75,811
Palomar Holdings, Inc.* (Insurance)	938	97,777
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,733	11,732
Park National Corp. (Banks)	227	18,605
Patrick Industries, Inc. (Building Products)	956	54,989
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	200	8,212
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	2,204	27,319
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	799	14,949
Penn Virginia Corp.*(a) (Oil, Gas & Consumable Fuels)	659	6,491
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	4,307	69,213
Perdoceo Education Corp.* (Diversified Consumer Services)	1,321	16,169
Perficient, Inc.* (IT Services)	1,442	61,631
PetMed Express, Inc. (Internet & Direct Marketing Retail)	457	14,450
Piper Sandler Cos. (Capital Markets)	280	20,440
Plexus Corp.* (Electronic Equipment, Instruments & Components)	1,269	89,629
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	2,592	143,597
PRA Group, Inc.* (Consumer Finance)	930	37,154
Preferred Bank (Banks)	588	18,887
PriceSmart, Inc. (Food & Staples Retailing)	444	29,504
Progress Software Corp. (Software)	1,954	71,673
Proto Labs, Inc.* (Machinery)	741	95,960
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,942	4,462
QuinStreet, Inc.* (Interactive Media & Services)	2,102	33,296
R. R. Donnelley & Sons Co. (Commercial Services & Supplies)	3,099	4,525
R1 RCM, Inc.* (Health Care Providers & Services)	5,014	85,990
RadNet, Inc.* (Health Care Providers & Services)	1,858	28,520
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,616	35,813
Raven Industries, Inc. (Industrial Conglomerates)	1,555	33,464
REGENXBIO, Inc.* (Biotechnology)	1,296	35,666
Rent-A-Center, Inc. (Specialty Retail)	2,101	62,799
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,814	29,308
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	3,440	19,986
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	113	7,414
Rogers Corp.* (Electronic Equipment, Instruments & Components)	810	79,429
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	899	9,943
Safehold, Inc. (Equity Real Estate Investment Trusts)	599	37,198
Safety Insurance Group, Inc. (Insurance)	298	20,589
Saia, Inc.* (Road & Rail)	1,134	143,043
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	316	8,399
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	1,360	41,330
Seacoast Banking Corp.* (Banks)	1,311	23,637
SEACOR Holdings, Inc.* (Energy Equipment & Services)	448	13,028
Select Medical Holdings Corp.* (Health Care Providers & Services)	2,419	50,364
ServisFirst Bancshares, Inc. (Banks)	2,035	69,252
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	1,543	99,492
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,212	53,855
Shutterstock, Inc. (Internet & Direct Marketing Retail)	960	49,958
Simpson Manufacturing Co., Inc. (Building Products)	1,886	183,243
Simulations Plus, Inc. (Health Care Technology)	656	49,436
SITE Centers Corp. (Equity Real Estate Investment Trusts)	1,701	12,247
Sleep Number Corp.* (Specialty Retail)	1,202	58,790
South Jersey Industries, Inc. (Gas Utilities)	2,881	55,516
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,659	10,849
SPS Commerce, Inc.* (Software)	1,525	118,752
SPX Corp.* (Machinery)	1,938	89,884
SPX FLOW, Inc.* (Machinery)	1,840	78,789
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	427	102,886
Stepan Co. (Chemicals)	508	55,372
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	3,354	65,403
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,280	26,675
Surmodics, Inc.* (Health Care Equipment & Supplies)	326	12,685
Sykes Enterprises, Inc.* (IT Services)	921	31,507
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	353	14,392
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	455	16,648
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,014	6,540
TechTarget, Inc.* (Media)	1,004	44,136
Tennant Co. (Machinery)	800	48,288
The Buckle, Inc. (Specialty Retail)	784	15,986
The E.W. Scripps Co. - Class A (Media)	1,164	13,316
The Ensign Group, Inc. (Health Care Providers & Services)	1,337	76,289
The Pennant Group, Inc.* (Health Care Providers & Services)	1,092	42,108
The St Joe Co.* (Real Estate Management & Development)	1,354	27,933
Tompkins Financial Corp. (Banks)	293	16,645
Tredegar Corp. (Chemicals)	650	9,666
Triumph Bancorp, Inc.* (Banks)	687	21,393
Triumph Group, Inc. (Aerospace & Defense)	2,260	14,713

September 30, 2020 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Trupanion, Inc.* (Insurance)	1,408	$111,091
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	2,177	11,364
TTEC Holdings, Inc. (IT Services)	790	43,095
U.S. Ecology, Inc. (Commercial Services & Supplies)	656	21,432
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	558	48,479
UFP Industries, Inc. (Building Products)	2,654	149,978
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,732	37,169
UniFirst Corp. (Commercial Services & Supplies)	662	125,362
United Community Banks, Inc. (Banks)	2,626	44,458
Universal Electronics, Inc.* (Household Durables)	605	22,833
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	556	31,686
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	821	7,553
Vanda Pharmaceuticals, Inc.* (Biotechnology)	1,352	13,060
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,018	12,949
Vector Group, Ltd. (Tobacco)	3,534	34,244
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	2,154	25,137
Veritex Holdings, Inc. (Banks)	1,078	18,358
Viad Corp. (Commercial Services & Supplies)	530	11,040
Viavi Solutions, Inc.* (Communications Equipment)	9,906	116,198
Vicor Corp.* (Electrical Equipment)	910	70,734
Virtus Investment Partners, Inc. (Capital Markets)	313	43,397
Virtusa Corp.* (IT Services)	1,233	60,614
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,507	46,107
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	1,255	66,515
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,715	34,523
Watts Water Technologies, Inc. - Class A (Machinery)	1,190	119,179
WD-40 Co.(a) (Household Products)	592	112,072
Westamerica Bancorp (Banks)	631	34,295
Winnebago Industries, Inc. (Automobiles)	1,462	75,542
Xencor, Inc.* (Biotechnology)	1,416	54,927
Xperi Holding Corp. (Software)	4,707	54,083
YETI Holdings, Inc.* (Leisure Products)	3,247	147,154
Zumiez, Inc.* (Specialty Retail)	904	25,149
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	844	14,728

TOTAL COMMON STOCKS (Cost $11,118,691)		15,371,934

	Principal Amount	Value
Repurchase Agreements(b) (0.1%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $21,000	$21,000	$21,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,000)		21,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	46,058	$46,058
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	276	276
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	1,201	1,201
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	36,034	36,034
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $83,569)		83,569
TOTAL INVESTMENT SECURITIES (Cost $11,223,260) - 99.8%		15,476,503
Net other assets (liabilities) - 0.2%		29,654

NET ASSETS - 100.0%		$15,506,157

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $81,588.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Small-Cap Growth :: September 30, 2020

ProFund VP Small-Cap Growth invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$255,788	1.6%
Air Freight & Logistics	69,717	0.4%
Airlines	67,447	0.4%
Auto Components	204,921	1.3%
Automobiles	75,542	0.5%
Banks	690,842	4.5%
Beverages	75,158	0.5%
Biotechnology	244,846	1.6%
Building Products	668,039	4.3%
Capital Markets	98,518	0.6%
Chemicals	355,068	2.3%
Commercial Services & Supplies	250,685	1.6%
Communications Equipment	195,913	1.3%
Construction & Engineering	68,890	0.4%
Consumer Finance	58,559	0.4%
Diversified Consumer Services	16,169	0.1%
Diversified Telecommunication Services	217,952	1.5%
Electrical Equipment	95,244	0.6%
Electronic Equipment, Instruments & Components	729,531	4.7%
Energy Equipment & Services	45,049	0.3%
Entertainment	48,943	0.3%
Equity Real Estate Investment Trusts	973,931	6.3%
Food & Staples Retailing	29,504	0.2%
Food Products	139,995	0.9%
Gas Utilities	124,557	0.8%
Health Care Equipment & Supplies	588,764	3.8%
Health Care Providers & Services	627,092	4.1%
Health Care Technology	232,914	1.5%
Hotels, Restaurants & Leisure	240,694	1.6%
Household Durables	632,446	4.0%
Household Products	112,072	0.7%
Industrial Conglomerates	33,464	0.2%
Insurance	554,370	3.6%
Interactive Media & Services	33,296	0.2%
Internet & Direct Marketing Retail	171,539	1.1%
IT Services	601,878	3.9%
Leisure Products	225,360	1.5%
Life Sciences Tools & Services	176,777	1.1%
Machinery	1,234,528	8.1%
Media	57,452	0.4%
Metals & Mining	199,736	1.3%
Mortgage Real Estate Investment Trusts	96,348	0.6%
Oil, Gas & Consumable Fuels	110,904	0.7%
Paper & Forest Products	59,926	0.4%
Personal Products	112,681	0.7%
Pharmaceuticals	236,447	1.5%
Professional Services	169,997	1.1%
Real Estate Management & Development	141,734	0.9%
Road & Rail	186,006	1.2%
Semiconductors & Semiconductor Equipment	868,973	5.6%
Software	696,133	4.5%
Specialty Retail	304,193	2.0%
Technology Hardware, Storage & Peripherals	51,561	0.3%
Textiles, Apparel & Luxury Goods	190,474	1.2%
Thrifts & Mortgage Finance	267,581	1.7%
Tobacco	34,244	0.2%
Trading Companies & Distributors	85,298	0.6%
Water Utilities	182,389	1.2%
Wireless Telecommunication Services	53,855	0.3%
Other**	134,223	0.8%
Total	$15,506,157	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.1%)

	Shares	Value
AAR Corp. (Aerospace & Defense)	1,250	$23,500
Abercrombie & Fitch Co. - Class A (Specialty Retail)	2,351	32,749
ABM Industries, Inc. (Commercial Services & Supplies)	2,513	92,126
Acadia Realty Trust (Equity Real Estate Investment Trusts)	1,463	15,362
ADTRAN, Inc. (Communications Equipment)	1,807	18,531
AdvanSix, Inc.* (Chemicals)	1,056	13,601
Aegion Corp.* (Construction & Engineering)	1,160	16,391
AeroVironment, Inc.* (Aerospace & Defense)	338	20,283
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	1,554	17,420
Allegheny Technologies, Inc.* (Metals & Mining)	2,434	21,224
Allegiance Bancshares, Inc. (Banks)	709	16,569
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	6,141	49,988
AMAG Pharmaceuticals, Inc.* (Biotechnology)	1,144	10,754
Ambac Financial Group, Inc.* (Insurance)	1,727	22,054
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	752	18,116
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	4,269	24,632
American Equity Investment Life Holding Co. (Insurance)	3,465	76,196
American Public Education, Inc.* (Diversified Consumer Services)	558	15,730
American Vanguard Corp. (Chemicals)	470	6,176
America's Car-Mart, Inc.* (Specialty Retail)	67	5,687
Ameris Bancorp (Banks)	1,441	32,826
AMERISAFE, Inc. (Insurance)	379	21,739
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	815	47,645
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	675	12,656
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,427	17,210
Apogee Enterprises, Inc. (Building Products)	496	10,600
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	5,119	46,122
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	627	34,548
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	789	8,876
ArcBest Corp. (Road & Rail)	959	29,786
Archrock, Inc. (Energy Equipment & Services)	4,843	26,055
Arconic Corp.* (Metals & Mining)	1,829	34,843
Arcosa, Inc. (Construction & Engineering)	1,822	80,332
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,443	7,590
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	1,223	11,325
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	1,512	14,379
Asbury Automotive Group, Inc.* (Specialty Retail)	356	34,692
Astec Industries, Inc. (Machinery)	851	46,167
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	985	59,987
ATN International, Inc. (Diversified Telecommunication Services)	416	20,858
Avista Corp. (Multi-Utilities)	2,559	87,313
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	605	13,310
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	663	15,455
AZZ, Inc. (Electrical Equipment)	987	33,677
B&G Foods, Inc.(a) - Class A (Food Products)	2,418	67,148
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	406	26,540
Banc of California, Inc. (Banks)	1,669	16,890
BancFirst Corp. (Banks)	322	13,150
BankUnited, Inc. (Banks)	2,751	60,274
Banner Corp. (Banks)	1,325	42,745
Barnes & Noble Education, Inc.* (Specialty Retail)	1,136	2,931
Barnes Group, Inc. (Machinery)	665	23,767
Bed Bath & Beyond, Inc. (Specialty Retail)	4,749	71,140
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	385	4,112
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	673	13,561
Berkshire Hills Bancorp, Inc. (Banks)	1,899	19,199
Big Lots, Inc. (Multiline Retail)	1,345	59,987
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	839	24,700
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	961	14,674
Blucora, Inc.* (Capital Markets)	797	7,508
Boise Cascade Co. (Paper & Forest Products)	1,477	58,961
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	699	13,141
Boston Private Financial Holdings, Inc. (Banks)	3,098	17,101
Bottomline Technologies, Inc.* (Software)	612	25,802
Brady Corp. - Class A (Commercial Services & Supplies)	584	23,372
Brandywine Realty Trust (Equity Real Estate Investment Trusts)	3,985	41,205
Brightsphere Investment Group, Inc. (Capital Markets)	883	11,391
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,698	72,539
Bristow Group, Inc.* (Energy Equipment & Services)	889	18,891
Brookline Bancorp, Inc. (Banks)	1,666	14,403
Cadence Bancorp (Banks)	4,747	40,777

:: ProFund VP Small-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
CalAmp Corp.* (Communications Equipment)	1,296	$9,318
Calavo Growers, Inc. (Food Products)	275	18,224
Caleres, Inc. (Specialty Retail)	1,461	13,967
California Water Service Group (Water Utilities)	614	26,678
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	705	3,398
Cal-Maine Foods, Inc.* (Food Products)	1,399	53,680
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	5,665	101,970
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	3,636	20,434
Cardtronics PLC* - Class A (IT Services)	455	9,009
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	1,840	32,743
Carpenter Technology Corp. (Metals & Mining)	814	14,782
Central Garden & Pet Co.* (Household Products)	366	14,614
Central Garden & Pet Co.* - Class A (Household Products)	1,463	52,873
Central Pacific Financial Corp. (Banks)	498	6,758
Century Aluminum Co.* (Metals & Mining)	1,889	13,450
Century Communities, Inc.* (Household Durables)	569	24,086
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	384	15,118
Chart Industries, Inc.* (Machinery)	544	38,227
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	1,770	13,487
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	1,226	17,826
Chesapeake Utilities Corp. (Gas Utilities)	225	18,968
Chico's FAS, Inc. (Specialty Retail)	4,517	4,393
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,910	28,650
City Holding Co. (Banks)	242	13,942
Clearwater Paper Corp.* (Paper & Forest Products)	624	23,675
Cleveland-Cliffs, Inc. (Metals & Mining)	6,620	42,501
Coherus Biosciences, Inc.* (Biotechnology)	663	12,159
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	868	14,912
Columbia Banking System, Inc. (Banks)	2,699	64,371
Comfort Systems USA, Inc. (Construction & Engineering)	427	21,995
Community Bank System, Inc. (Banks)	867	47,217
Computer Programs & Systems, Inc. (Health Care Technology)	476	13,142
Conn's, Inc.* (Specialty Retail)	725	7,671
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	981	4,346
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,754	15,670
Cooper Tire & Rubber Co. (Auto Components)	1,896	60,103
Cooper-Standard Holding, Inc.* (Auto Components)	637	8,415
Core Laboratories N.V. (Energy Equipment & Services)	1,022	15,596
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	4,509	36,072
Core-Mark Holding Co., Inc. (Distributors)	1,699	49,152
Covetrus, Inc.* (Health Care Providers & Services)	3,698	90,231
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,318	8,554
CryoLife, Inc.* (Health Care Equipment & Supplies)	642	11,858
CTS Corp. (Electronic Equipment, Instruments & Components)	559	12,315
Cubic Corp. (Aerospace & Defense)	579	33,680
Customers Bancorp, Inc.* (Banks)	1,093	12,242
CVB Financial Corp. (Banks)	2,496	41,508
Cytokinetics, Inc.* (Biotechnology)	1,196	25,893
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	1,378	5,457
Dave & Buster's Entertainment, Inc.(a) (Hotels, Restaurants & Leisure)	769	11,658
Deluxe Corp. (Commercial Services & Supplies)	867	22,308
Designer Brands, Inc. (Specialty Retail)	2,216	12,033
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	7,519	38,121
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	1,071	12,113
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	8,967	31,564
Donnelley Financial Solutions, Inc.* (Capital Markets)	1,134	15,150
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	927	7,425
Dorman Products, Inc.* (Auto Components)	500	45,190
Dril-Quip, Inc.* (Energy Equipment & Services)	1,322	32,733
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	437	5,760
DXP Enterprises, Inc.* (Trading Companies & Distributors)	616	9,936
Eagle Bancorp, Inc. (Banks)	1,215	32,550
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	1,322	29,626
Ebix, Inc. (Software)	283	5,830
Echo Global Logistics, Inc.* (Air Freight & Logistics)	1,002	25,822
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	331	5,362
Employers Holdings, Inc. (Insurance)	1,103	33,366
Encore Capital Group, Inc.* (Consumer Finance)	1,181	45,575
Encore Wire Corp. (Electrical Equipment)	319	14,808
Endo International PLC* (Pharmaceuticals)	8,660	28,578
Enerpac Tool Group Corp.* (Machinery)	1,217	22,892
EnPro Industries, Inc. (Machinery)	773	43,605
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	276	20,203
Ethan Allen Interiors, Inc. (Household Durables)	822	11,130
Exterran Corp.* (Energy Equipment & Services)	937	3,898
EZCORP, Inc.* - Class A (Consumer Finance)	1,964	9,879
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	328	20,001

September 30, 2020 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
FB Financial Corp. (Banks)	903	$22,683
Ferro Corp.* (Chemicals)	3,100	38,440
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	656	6,147
First Bancorp (Banks)	4,357	22,744
First Commonwealth Financial Corp. (Banks)	1,627	12,593
First Financial Bancorp (Banks)	3,693	44,334
First Hawaiian, Inc. (Banks)	3,230	46,738
First Midwest Bancorp, Inc. (Banks)	4,307	46,429
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	667	19,763
Forrester Research, Inc.* (Professional Services)	182	5,968
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	1,760	10,102
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	407	6,398
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	1,087	27,816
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	3,640	13,322
Fresh Del Monte Produce, Inc. (Food Products)	1,142	26,175
FutureFuel Corp. (Chemicals)	973	11,063
GameStop Corp.*(a) - Class A (Specialty Retail)	2,051	20,920
Gannett Co., Inc.* (Media)	4,879	6,343
GCP Applied Technologies, Inc.* (Chemicals)	1,815	38,024
Genesco, Inc.* (Specialty Retail)	527	11,352
Gentherm, Inc.* (Auto Components)	640	26,176
Getty Realty Corp. (Equity Real Estate Investment Trusts)	623	16,204
Gibraltar Industries, Inc.* (Building Products)	354	23,060
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,629	21,356
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	3,372	53,615
GMS, Inc.* (Trading Companies & Distributors)	724	17,448
Granite Construction, Inc. (Construction & Engineering)	1,761	31,011
Great Western Bancorp, Inc. (Banks)	2,073	25,809
Green Dot Corp.* - Class A (Consumer Finance)	2,011	101,776
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,263	19,551
Greenhill & Co., Inc. (Capital Markets)	295	3,348
Group 1 Automotive, Inc. (Specialty Retail)	647	57,188
Guess?, Inc. (Specialty Retail)	1,414	16,431
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	5,490	2,894
H.B. Fuller Co. (Chemicals)	836	38,272
Hanmi Financial Corp. (Banks)	1,156	9,491
Harsco Corp.* (Machinery)	1,546	21,505
Haverty Furniture Cos., Inc. (Specialty Retail)	652	13,653
Hawaiian Holdings, Inc. (Airlines)	1,734	22,351
Hawkins, Inc. (Chemicals)	358	16,504
Haynes International, Inc. (Metals & Mining)	256	4,375
HCI Group, Inc. (Insurance)	232	11,435
HealthStream, Inc.* (Health Care Technology)	327	6,563
Heartland Express, Inc. (Road & Rail)	991	18,433
Heidrick & Struggles International, Inc. (Professional Services)	728	14,305
Helmerich & Payne, Inc. (Energy Equipment & Services)	4,050	59,333
Heritage Financial Corp. (Banks)	1,353	24,882
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	1,379	7,640
Heska Corp.* (Health Care Equipment & Supplies)	164	16,202
Hibbett Sports, Inc.* (Specialty Retail)	293	11,491
Hillenbrand, Inc. (Machinery)	2,816	79,862
HMS Holdings Corp.* (Health Care Technology)	1,501	35,949
HomeStreet, Inc. (Thrifts & Mortgage Finance)	855	22,025
Hope Bancorp, Inc. (Banks)	4,645	35,232
Horace Mann Educators Corp. (Insurance)	1,558	52,037
Hub Group, Inc.* - Class A (Air Freight & Logistics)	1,263	63,395
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	1,535	17,791
Independent Bank Corp. (Banks)	435	22,785
Independent Bank Group, Inc. (Banks)	993	43,871
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	2,457	53,735
Inogen, Inc.* (Health Care Equipment & Supplies)	262	7,598
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	648	36,664
Insteel Industries, Inc. (Building Products)	725	13,558
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,237	72,995
Interface, Inc. (Commercial Services & Supplies)	773	4,731
Invacare Corp. (Health Care Equipment & Supplies)	1,298	9,761
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	6,832	18,515
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	106	6,908
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,285	58,451
iRobot Corp.* (Household Durables)	588	44,629
iStar, Inc. (Equity Real Estate Investment Trusts)	2,831	33,434
James River Group Holdings, Ltd. (Insurance)	403	17,946
Kaiser Aluminum Corp. (Metals & Mining)	220	11,790
Kaman Corp. - Class A (Trading Companies & Distributors)	1,043	40,646
Kelly Services, Inc. - Class A (Professional Services)	1,266	21,573
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	3,179	36,813
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,024	16,927
Knowles Corp.* (Electronic Equipment, Instruments & Components)	967	14,408

:: ProFund VP Small-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,764	$42,689
Korn Ferry (Professional Services)	2,121	61,508
Kraton Corp.* (Chemicals)	1,201	21,402
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,166	26,118
Lannett Co., Inc.* (Pharmaceuticals)	1,289	7,876
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	1,133	14,355
Laredo Petroleum, Inc.* (Oil, Gas & Consumable Fuels)	340	3,332
La-Z-Boy, Inc. (Household Durables)	901	28,499
Lexington Realty Trust (Equity Real Estate Investment Trusts)	5,320	55,594
Lindsay Corp. (Machinery)	224	21,656
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	494	3,685
Livent Corp.* (Chemicals)	5,511	49,434
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	696	24,263
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	1,088	23,990
Luminex Corp. (Life Sciences Tools & Services)	1,625	42,656
Lydall, Inc.* (Machinery)	636	10,519
M/I Homes, Inc.* (Household Durables)	505	23,255
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	3,247	40,977
Macy's, Inc. (Multiline Retail)	11,691	66,639
Magellan Health, Inc.* (Health Care Providers & Services)	848	64,261
Marcus & Millichap, Inc.* (Real Estate Management & Development)	443	12,191
MarineMax, Inc.* (Specialty Retail)	816	20,947
Marten Transport, Ltd. (Road & Rail)	929	15,161
Materion Corp. (Metals & Mining)	336	17,482
Matrix Service Co.* (Energy Equipment & Services)	997	8,325
Matson, Inc. (Marine)	1,623	65,066
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,178	26,340
MAX Holdings, Inc. (Real Estate Management & Development)	198	6,481
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	1,379	32,049
Mercer International, Inc. (Paper & Forest Products)	701	4,627
Meredith Corp. (Media)	1,519	19,929
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	1,615	27,423
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,840	80,040
Meritage Homes Corp.* (Household Durables)	609	67,228
Meritor, Inc.* (Machinery)	1,253	26,238
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	71	18,088
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	438	12,483
MGP Ingredients, Inc. (Beverages)	278	11,048
MicroStrategy, Inc.* - Class A (Software)	127	19,121
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	188	8,385
Monro, Inc. (Specialty Retail)	552	22,395
Moog, Inc. - Class A (Aerospace & Defense)	577	36,658
Motorcar Parts of America, Inc.* (Auto Components)	716	11,141
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	624	6,203
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	1,945	43,412
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	726	13,874
Mueller Industries, Inc. (Machinery)	727	19,673
Myers Industries, Inc. (Containers & Packaging)	1,349	17,847
MYR Group, Inc.* (Construction & Engineering)	333	12,381
Myriad Genetics, Inc.* (Biotechnology)	2,815	36,708
Nabors Industries, Ltd.* (Energy Equipment & Services)	242	5,914
National Bank Holdings Corp. (Banks)	322	8,453
National Beverage Corp.*(a) (Beverages)	228	15,506
National Presto Industries, Inc. (Aerospace & Defense)	196	16,045
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	1,002	32,775
Natus Medical, Inc.* (Health Care Equipment & Supplies)	599	10,261
NBT Bancorp, Inc. (Banks)	806	21,617
Neenah, Inc. (Paper & Forest Products)	342	12,815
Neogen Corp.* (Health Care Equipment & Supplies)	719	56,262
NETGEAR, Inc.* (Communications Equipment)	1,126	34,703
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	14,234	36,297
Newpark Resources, Inc.* (Energy Equipment & Services)	1,673	1,757
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	205	9,092
NextGen Healthcare, Inc.* (Health Care Technology)	959	12,218
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	955	8,710
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	4,817	44,315
Northwest Natural Holding Co. (Gas Utilities)	576	26,144
NOW, Inc.* (Trading Companies & Distributors)	4,122	18,714
Oasis Petroleum, Inc.*(a) (Oil, Gas & Consumable Fuels)	11,128	3,116
Oceaneering International, Inc.* (Energy Equipment & Services)	3,742	13,172
Office Properties Income Trust (Equity Real Estate Investment Trusts)	1,817	37,648
OFG Bancorp (Banks)	1,935	24,110
Oil States International, Inc.* (Energy Equipment & Services)	2,300	6,279
Old National Bancorp (Banks)	6,221	78,135
Olympic Steel, Inc. (Metals & Mining)	343	3,896
Omnicell, Inc.* (Health Care Technology)	596	44,497

September 30, 2020 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	828	$24,658
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,697	32,822
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	408	12,705
Owens & Minor, Inc. (Health Care Providers & Services)	2,404	60,364
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	630	25,427
P.H. Glatfelter Co. (Paper & Forest Products)	1,672	23,023
Pacific Premier Bancorp, Inc. (Banks)	3,555	71,597
Pacira BioSciences, Inc.* (Pharmaceuticals)	515	30,962
Park Aerospace Corp. (Aerospace & Defense)	707	7,720
Park National Corp. (Banks)	336	27,539
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	7,061	20,124
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	3,622	20,609
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	240	9,854
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,840	22,807
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	408	7,634
Perdoceo Education Corp.* (Diversified Consumer Services)	1,459	17,858
PetMed Express, Inc. (Internet & Direct Marketing Retail)	367	11,605
PGT Innovations, Inc.* (Building Products)	2,222	38,929
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	765	13,311
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	2,473	24,631
Piper Sandler Cos. (Capital Markets)	275	20,075
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,522	34,632
Plantronics, Inc. (Communications Equipment)	1,395	16,517
Powell Industries, Inc. (Electrical Equipment)	332	8,011
PRA Group, Inc.* (Consumer Finance)	910	36,355
PriceSmart, Inc. (Food & Staples Retailing)	491	32,626
ProAssurance Corp. (Insurance)	2,030	31,749
ProPetro Holding Corp.* (Energy Equipment & Services)	3,041	12,346
Proto Labs, Inc.* (Machinery)	362	46,879
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	2,758	33,648
QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	4,840	4,370
Quaker Chemical Corp. (Chemicals)	496	89,135
Quanex Building Products Corp. (Building Products)	1,235	22,773
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	2,015	27,585
Range Resources Corp. (Oil, Gas & Consumable Fuels)	9,650	63,883
Rayonier Advanced Materials, Inc.* (Chemicals)	2,388	7,642
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	1,551	17,371
Realogy Holdings Corp.* (Real Estate Management & Development)	4,351	41,073
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	586	7,712
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	4,332	32,577
Regis Corp.* (Diversified Consumer Services)	914	5,612
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	1,481	79,115
Resideo Technologies, Inc.* (Building Products)	4,651	51,160
Resources Connection, Inc. (Professional Services)	1,138	13,144
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	2,000	20,830
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	5,088	29,561
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	107	7,020
RPC, Inc.* (Energy Equipment & Services)	2,189	5,779
RPT Realty (Equity Real Estate Investment Trusts)	3,050	16,592
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	421	4,656
S&T Bancorp, Inc. (Banks)	1,479	26,164
Safety Insurance Group, Inc. (Insurance)	281	19,414
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	2,553	69,060
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	206	5,475
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	956	18,957
Scholastic Corp. (Media)	1,127	23,656
Seacoast Banking Corp.* (Banks)	858	15,470
SEACOR Holdings, Inc.* (Energy Equipment & Services)	331	9,625
Select Medical Holdings Corp.* (Health Care Providers & Services)	1,939	40,370
Seneca Foods Corp.* - Class A (Food Products)	254	9,075
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	827	36,748
Shoe Carnival, Inc. (Specialty Retail)	323	10,846
Signet Jewelers, Ltd. (Specialty Retail)	1,972	36,876
Simmons First National Corp. - Class A (Banks)	4,108	65,131
SITE Centers Corp. (Equity Real Estate Investment Trusts)	4,202	30,254
SkyWest, Inc. (Airlines)	1,891	56,466
SM Energy Co. (Oil, Gas & Consumable Fuels)	4,011	6,377
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	519	14,189
Sonic Automotive, Inc. - Class A (Specialty Retail)	910	36,546
South Jersey Industries, Inc. (Gas Utilities)	1,288	24,820
Southside Bancshares, Inc. (Banks)	1,190	29,072
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	22,816	53,618

:: ProFund VP Small-Cap Value :: September 30, 2020

Common Stocks, continued

	Shares	Value
SpartanNash Co. (Food & Staples Retailing)	1,350	$22,073
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,189	13,011
Spok Holdings, Inc. (Wireless Telecommunication Services)	659	6,267
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	292	70,357
Standard Motor Products, Inc. (Auto Components)	758	33,845
Standex International Corp. (Machinery)	466	27,587
Stepan Co. (Chemicals)	361	39,349
Stewart Information Services Corp. (Insurance)	1,007	44,036
StoneX Group, Inc.* (Capital Markets)	613	31,361
Sturm, Ruger & Co., Inc. (Leisure Products)	659	40,304
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	3,984	20,637
SunCoke Energy, Inc. (Metals & Mining)	3,120	10,670
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	873	18,193
Surmodics, Inc.* (Health Care Equipment & Supplies)	231	8,988
Sykes Enterprises, Inc.* (IT Services)	710	24,289
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	480	19,570
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	336	12,294
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	3,523	21,244
Team, Inc.* (Commercial Services & Supplies)	1,154	6,347
The Andersons, Inc. (Food & Staples Retailing)	1,157	22,180
The Buckle, Inc. (Specialty Retail)	400	8,156
The Cato Corp. - Class A (Specialty Retail)	778	6,084
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	1,576	43,718
The Children's Place, Inc. (Specialty Retail)	550	15,593
The E.W. Scripps Co. - Class A (Media)	1,139	13,030
The Ensign Group, Inc. (Health Care Providers & Services)	743	42,396
The Greenbrier Cos., Inc. (Machinery)	1,231	36,191
The Marcus Corp. (Entertainment)	873	6,748
The Michaels Cos., Inc.* (Specialty Retail)	2,778	26,822
The ODP Corp.* (Specialty Retail)	1,985	38,608
The Providence Service Corp.* (Health Care Providers & Services)	460	42,739
Third Point Reinsurance, Ltd.* (Insurance)	3,077	21,385
TimkenSteel Corp.* (Metals & Mining)	1,426	5,062
Titan International, Inc. (Machinery)	1,882	5,439
Tivity Health, Inc.* (Health Care Providers & Services)	1,409	19,754
Tompkins Financial Corp. (Banks)	200	11,362
Tredegar Corp. (Chemicals)	409	6,082
Trinseo SA (Chemicals)	1,442	36,973
Triumph Bancorp, Inc.* (Banks)	256	7,972
TrueBlue, Inc.* (Professional Services)	1,359	21,051
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	1,744	9,104
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	3,740	42,674
Tupperware Brands Corp.* (Household Durables)	1,852	37,336
U.S. Concrete, Inc.* (Construction Materials)	597	17,337
U.S. Ecology, Inc. (Commercial Services & Supplies)	617	20,157
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	2,784	8,352
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	563	7,229
Unisys Corp.* (IT Services)	2,375	25,341
United Community Banks, Inc. (Banks)	977	16,541
United Fire Group, Inc. (Insurance)	812	16,500
United Insurance Holdings Corp. (Insurance)	780	4,727
United Natural Foods, Inc.* (Food & Staples Retailing)	2,061	30,647
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	7,317	77,085
Universal Corp. (Tobacco)	923	38,655
Universal Insurance Holdings, Inc. (Insurance)	1,093	15,127
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	419	3,855
USANA Health Sciences, Inc.* (Personal Products)	452	33,290
Vanda Pharmaceuticals, Inc.* (Biotechnology)	886	8,559
Varex Imaging Corp.* (Health Care Equipment & Supplies)	590	7,505
Vector Group, Ltd. (Tobacco)	1,727	16,735
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	831	5,077
Veritex Holdings, Inc. (Banks)	936	15,940
Veritiv Corp.* (Trading Companies & Distributors)	467	5,912
Viad Corp. (Commercial Services & Supplies)	308	6,416
Vista Outdoor, Inc.* (Leisure Products)	2,188	44,154
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,784	48,940
Wabash National Corp. (Machinery)	1,994	23,848
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	2,456	36,472
Warrior Met Coal, Inc. (Metals & Mining)	1,929	32,948
Washington Prime Group, Inc. (Equity Real Estate Investment Trusts)	7,062	4,572
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,614	32,490
Westamerica Bancorp (Banks)	467	25,381
Whitestone REIT (Equity Real Estate Investment Trusts)	1,500	9,000
WisdomTree Investments, Inc. (Capital Markets)	4,236	13,555
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,085	79,716
World Acceptance Corp.*(a) (Consumer Finance)	171	18,049
Xencor, Inc.* (Biotechnology)	928	35,997
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	4,286	37,631

TOTAL COMMON STOCKS (Cost $10,140,364)		11,674,660

September 30, 2020 :: ProFund VP Small-Cap Value ::

	Principal Amount	Value
Repurchase Agreements(b) (0.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $53,000	$53,000	$53,000
TOTAL REPURCHASE AGREEMENTS (Cost $53,000)		53,000

Collateral for Securities Loaned (1.3%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	84,736	$84,736
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	508	508
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	2,210	2,210
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	66,294	66,294
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $153,748)		153,748
TOTAL INVESTMENT SECURITIES (Cost $10,347,112) - 100.9%		11,881,408
Net other assets (liabilities) - (0.9)%		(108,949)

NET ASSETS - 100.0%		$11,772,459

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $142,565.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Small-Cap Value :: September 30, 2020

ProFund VP Small-Cap Value invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$137,886	1.2%
Air Freight & Logistics	149,204	1.3%
Airlines	78,817	0.7%
Auto Components	209,502	1.8%
Banks	1,294,597	10.9%
Beverages	26,554	0.2%
Biotechnology	143,081	1.2%
Building Products	160,080	1.4%
Capital Markets	138,860	1.2%
Chemicals	412,097	3.6%
Commercial Services & Supplies	236,429	1.9%
Communications Equipment	87,945	0.7%
Construction & Engineering	162,110	1.4%
Construction Materials	17,337	0.1%
Consumer Finance	211,634	1.8%
Containers & Packaging	17,847	0.2%
Distributors	49,152	0.4%
Diversified Consumer Services	39,200	0.3%
Diversified Telecommunication Services	172,569	1.4%
Electrical Equipment	56,496	0.5%
Electronic Equipment, Instruments & Components	345,841	3.0%
Energy Equipment & Services	248,179	2.1%
Entertainment	6,748	0.1%
Equity Real Estate Investment Trusts	1,061,894	9.0%
Food & Staples Retailing	125,352	1.1%
Food Products	174,302	1.4%
Gas Utilities	69,932	0.6%
Health Care Equipment & Supplies	398,279	3.4%
Health Care Providers & Services	416,314	3.6%
Health Care Technology	181,927	1.5%
Hotels, Restaurants & Leisure	199,551	1.7%
Household Durables	236,163	2.0%
Household Products	67,487	0.6%
Insurance	387,711	3.3%
Internet & Direct Marketing Retail	85,647	0.7%
IT Services	58,639	0.5%
Leisure Products	84,458	0.7%
Life Sciences Tools & Services	42,656	0.4%
Machinery	494,055	4.1%
Marine	65,066	0.6%
Media	62,958	0.5%
Metals & Mining	213,023	1.8%
Mortgage Real Estate Investment Trusts	202,622	1.7%
Multiline Retail	126,626	1.1%
Multi-Utilities	87,313	0.8%
Oil, Gas & Consumable Fuels	315,002	2.7%
Paper & Forest Products	123,101	1.0%
Personal Products	33,290	0.3%
Pharmaceuticals	111,576	0.9%
Professional Services	137,549	1.2%
Real Estate Management & Development	59,745	0.5%
Road & Rail	63,380	0.5%
Semiconductors & Semiconductor Equipment	205,964	1.8%
Software	50,753	0.4%
Specialty Retail	563,161	4.8%
Textiles, Apparel & Luxury Goods	299,769	2.5%
Thrifts & Mortgage Finance	208,545	1.8%
Tobacco	55,390	0.5%
Trading Companies & Distributors	133,602	1.1%
Water Utilities	26,678	0.2%
Wireless Telecommunication Services	43,015	0.4%
Other**	97,799	0.9%
Total	$11,772,459	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (87.7%)

	Shares	Value
ACI Worldwide, Inc.* (Software)	480	$12,542
Adobe, Inc.* (Software)	1,980	971,051
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	4,848	397,488
Akamai Technologies, Inc.* (IT Services)	673	74,393
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,241	1,818,810
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,212	1,781,155
Alteryx, Inc.* (Software)	222	25,208
Amdocs, Ltd. (IT Services)	550	31,576
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	1,526	178,145
Anaplan, Inc.* (Software)	568	35,545
Angi Homeservices, Inc.*(a) (Interactive Media & Services)	304	3,373
ANSYS, Inc.* (Software)	355	116,167
Apple, Inc. (Technology Hardware, Storage & Peripherals)	66,389	7,688,511
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,771	224,186
Arista Networks, Inc.* (Communications Equipment)	226	46,766
Aspen Technology, Inc.* (Software)	280	35,445
Autodesk, Inc.* (Software)	907	209,526
Avalara, Inc.* (Software)	345	43,932
Bill.com Holdings, Inc.* (Software)	244	24,476
Blackbaud, Inc. (Software)	204	11,389
Booz Allen Hamilton Holding Corp. (IT Services)	569	47,216
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,661	605,136
CACI International, Inc.* - Class A (IT Services)	104	22,169
Cadence Design Systems, Inc.* (Software)	1,152	122,838
Cargurus, Inc.* (Interactive Media & Services)	351	7,592
CDK Global, Inc. (Software)	502	21,882
CDW Corp. (Electronic Equipment, Instruments & Components)	589	70,403
CenturyLink, Inc. (Diversified Telecommunication Services)	4,077	41,137
Ceridian HCM Holding, Inc.* (Software)	537	44,383
Cerner Corp. (Health Care Technology)	1,262	91,230
Chewy, Inc.* - Class A (Internet & Direct Marketing Retail)	274	15,023
Ciena Corp.* (Communications Equipment)	635	25,203
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	241	16,255
Cisco Systems, Inc. (Communications Equipment)	17,481	688,578
Citrix Systems, Inc. (Software)	510	70,232
Cloudflare, Inc.* - Class A (Software)	597	24,513
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,239	155,431
Coupa Software, Inc.* (Software)	276	75,690
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	452	28,810
Crowdstrike Holdings, Inc.* - Class A (Software)	625	85,825
Datadog, Inc.* - Class A (Software)	729	74,475
Dell Technologies, Inc.* - Class C (Technology Hardware, Storage & Peripherals)	968	65,524
DocuSign, Inc.* (Software)	758	163,152
Dropbox, Inc.* (Software)	1,209	23,285
DXC Technology Co. (IT Services)	1,048	18,707
Dynatrace, Inc.* (Software)	755	30,970
eBay, Inc. (Internet & Direct Marketing Retail)	2,745	143,015
EchoStar Corp.* - Class A (Communications Equipment)	207	5,152
Elastic NV* (Software)	246	26,541
Enphase Energy, Inc.* (Electrical Equipment)	520	42,947
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	557	41,407
EPAM Systems, Inc.* (IT Services)	231	74,678
Etsy, Inc.* (Internet & Direct Marketing Retail)	494	60,085
F5 Networks, Inc.* (Communications Equipment)	252	30,938
Facebook, Inc.* - Class A (Interactive Media & Services)	9,929	2,600,404
Fair Isaac Corp.* (Software)	121	51,471
Fastly, Inc.* - Class A (IT Services)	307	28,760
FireEye, Inc.* (Software)	930	11,481
Five9, Inc.* (Software)	271	35,143
Fortinet, Inc.* (Software)	555	65,385
Garmin, Ltd. (Household Durables)	616	58,434
Gartner, Inc.* (IT Services)	368	45,982
GCI Liberty, Inc.* (Media)	419	34,341
GoDaddy, Inc.* - Class A (IT Services)	688	52,267
Grubhub, Inc.* (Internet & Direct Marketing Retail)	381	27,558
Guidewire Software, Inc.* (Software)	343	35,765
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,310	49,755
HP, Inc. (Technology Hardware, Storage & Peripherals)	5,670	107,673
HubSpot, Inc.* (Software)	178	52,017
IAC/InterActive Corp.* (Interactive Media & Services)	328	39,288
Inphi Corp.* (Semiconductors & Semiconductor Equipment)	215	24,134
Intel Corp. (Semiconductors & Semiconductor Equipment)	17,562	909,359
International Business Machines Corp. (IT Services)	3,678	447,501
Intuit, Inc. (Software)	1,080	352,307
J2 Global, Inc.* (Software)	185	12,806
Juniper Networks, Inc. (Communications Equipment)	1,369	29,434
KBR, Inc. (IT Services)	586	13,103

:: ProFund VP Technology :: September 30, 2020

Common Stocks, continued

	Shares	Value
KLA Corp. (Semiconductors & Semiconductor Equipment)	642	$124,381
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	601	199,382
Leidos Holdings, Inc. (IT Services)	553	49,300
Liberty Global PLC* - Class A (Media)	586	12,312
Liberty Global PLC* - Class C (Media)	1,530	31,419
Lumentum Holdings, Inc.* (Communications Equipment)	311	23,365
Manhattan Associates, Inc.* (Software)	263	25,114
Marvell Technology Group, Ltd. (Semiconductors & Semiconductor Equipment)	2,747	109,056
Match Group, Inc.* (Interactive Media & Services)	1,073	118,727
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	1,103	74,574
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,043	107,179
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	4,587	215,406
Microsoft Corp. (Software)	31,251	6,573,023
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	227	24,795
MongoDB, Inc.* (IT Services)	209	48,386
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	175	48,932
Motorola Solutions, Inc. (Communications Equipment)	701	109,924
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	917	40,201
New Relic, Inc.* (Software)	214	12,061
NortonLifelock, Inc. (Software)	2,440	50,850
Nuance Communications, Inc.* (Software)	1,165	38,666
Nutanix, Inc.* (Software)	760	16,857
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,549	1,379,569
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,154	144,031
Okta, Inc.* (IT Services)	479	102,434
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,696	36,786
Oracle Corp. (Software)	7,983	476,585
Palo Alto Networks, Inc.* (Communications Equipment)	400	97,900
Paycom Software, Inc.* (Software)	202	62,883
Paylocity Holding Corp.* (Software)	153	24,697
Pegasystems, Inc. (Software)	163	19,730
Perspecta, Inc. (IT Services)	563	10,950
Pluralsight, Inc.* - Class A (Software)	410	7,023
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	247	13,684
Proofpoint, Inc.* (Software)	238	25,121
PTC, Inc.* (Software)	431	35,652
Pure Storage, Inc.* - Class A (Technology Hardware, Storage & Peripherals)	983	15,128
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	471	60,764
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,660	548,389
RealPage, Inc.* (Software)	365	21,039
RingCentral, Inc.* - Class A (Software)	322	88,424
salesforce.com, Inc.* (Software)	3,758	944,461
Science Applications International Corp. (IT Services)	240	18,821
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	923	45,476
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	269	14,246
ServiceNow, Inc.* (Software)	792	384,120
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	181	17,711
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	690	100,395
Slack Technologies, Inc.* - Class A (Software)	1,785	47,945
Smartsheet, Inc.* (Software)	463	22,881
Snap, Inc.* (Interactive Media & Services)	3,700	96,607
Snowflake, Inc.* - Class A (IT Services)	115	28,865
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	206	49,100
SolarWinds Corp.* (Software)	295	6,000
Splunk, Inc.* (Software)	657	123,601
SS&C Technologies Holdings, Inc. (Software)	926	56,042
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	170	23,810
Synopsys, Inc.* (Software)	626	133,951
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	686	54,510
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,783	540,175
Trade Desk, Inc. (The)* (Software)	173	89,749
Twilio, Inc.* (IT Services)	566	139,853
Twitter, Inc.* (Interactive Media & Services)	3,265	145,293
Tyler Technologies, Inc.* (Software)	167	58,210
Ubiquiti, Inc. (Communications Equipment)	32	5,333
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	178	32,172
Veeva Systems, Inc.* - Class A (Health Care Technology)	557	156,623
Verint Systems, Inc.* (Software)	267	12,864
VeriSign, Inc.* (IT Services)	417	85,422
Viavi Solutions, Inc.* (Communications Equipment)	939	11,014
VMware, Inc.* - Class A (Software)	332	47,698
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	1,249	45,651
Workday, Inc.* - Class A (Software)	718	154,463
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	737	13,833
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,010	105,282
Zendesk, Inc.* (Software)	476	48,990
Zillow Group, Inc.* - Class A (Interactive Media & Services)	149	15,129
Zillow Group, Inc.* - Class C (Interactive Media & Services)	591	60,040
Zoom Video Communications, Inc.* - Class A (Software)	752	353,523
Zscaler, Inc.* (Software)	297	41,785

TOTAL COMMON STOCKS (Cost $7,181,337)		$37,430,817

September 30, 2020 :: ProFund VP Technology ::

Common Stocks, continued

	Principal Amount	Value
Repurchase Agreements(b) (2.5%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,080,001	$1,080,000	$1,080,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,080,000)		1,080,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	1,532	$1,532
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	9	9
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	40	40
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	1,198	1,198
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,779)		2,779
TOTAL INVESTMENT SECURITIES (Cost $8,264,116) - 90.2%		38,513,596
Net other assets (liabilities) - 9.8%		4,164,632

NET ASSETS - 100.0%		$42,678,228

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,740.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Technology Index	Goldman Sachs International	10/23/20	0.60%	$5,368,116	$85,467

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Communications Equipment	$1,073,607	2.5%
Diversified Telecommunication Services	41,137	0.1%
Electrical Equipment	42,947	0.1%
Electronic Equipment, Instruments & Components	94,213	0.2%
Health Care Technology	247,853	0.6%
Household Durables	58,434	0.1%
Interactive Media & Services	6,686,418	15.6%
Internet & Direct Marketing Retail	245,681	0.6%
IT Services	1,495,814	3.5%
Media	78,072	0.2%
Semiconductors & Semiconductor Equipment	6,425,439	15.1%
Software	12,869,450	30.2%
Technology Hardware, Storage & Peripherals	8,071,752	18.9%
Other**	5,247,411	12.3%
Total	$42,678,228	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP Telecommunications ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.0%)

	Shares	Value
Acacia Communications, Inc.* (Communications Equipment)	814	$54,864
ADTRAN, Inc. (Communications Equipment)	1,017	10,429
Anterix, Inc.* (Diversified Telecommunication Services)	246	8,047
Applied Optoelectronics, Inc.*(a) (Communications Equipment)	445	5,006
Arista Networks, Inc.* (Communications Equipment)	1,159	239,832
AT&T, Inc. (Diversified Telecommunication Services)	45,229	1,289,479
ATN International, Inc. (Diversified Telecommunication Services)	233	11,683
CalAmp Corp.* (Communications Equipment)	728	5,234
CenturyLink, Inc. (Diversified Telecommunication Services)	20,919	211,073
Ciena Corp.* (Communications Equipment)	3,253	129,112
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	1,074	16,110
Cisco Systems, Inc. (Communications Equipment)	6,621	260,801
CommScope Holding Co., Inc.* (Communications Equipment)	4,168	37,512
Comtech Telecommunications Corp. (Communications Equipment)	524	7,336
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	1,548	8,808
EchoStar Corp.* - Class A (Communications Equipment)	1,065	26,508
Extreme Networks, Inc.* (Communications Equipment)	2,596	10,436
F5 Networks, Inc.* (Communications Equipment)	1,295	158,987
Garmin, Ltd. (Household Durables)	2,626	249,102
GCI Liberty, Inc.* (Media)	2,146	175,887
Globalstar, Inc.* (Diversified Telecommunication Services)	13,082	4,014
Harmonic, Inc.* (Communications Equipment)	2,064	11,517
Inseego Corp.*(a) (Communications Equipment)	1,355	13,984
Iridium Communications, Inc.* (Diversified Telecommunication Services)	2,470	63,183
Juniper Networks, Inc. (Communications Equipment)	7,026	151,059
Liberty Global PLC* - Class A (Media)	3,011	63,261
Liberty Global PLC* - Class C (Media)	7,855	161,302
Liberty Latin America, Ltd.* - Class C (Media)	3,209	26,121
Lumentum Holdings, Inc.* (Communications Equipment)	1,593	119,682
Motorola Solutions, Inc. (Communications Equipment)	1,730	271,282
NETGEAR, Inc.* (Communications Equipment)	633	19,509
NetScout Systems, Inc.* (Communications Equipment)	1,534	33,487
ORBCOMM, Inc.* (Diversified Telecommunication Services)	1,651	5,613
Plantronics, Inc. (Communications Equipment)	785	9,294
Ribbon Communications, Inc.* (Communications Equipment)	2,490	9,636
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	1,056	46,923
Spok Holdings, Inc. (Wireless Telecommunication Services)	371	3,528
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,107	38,853
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	2,347	268,404
U.S. Cellular Corp.* (Wireless Telecommunication Services)	314	9,272
Ubiquiti, Inc. (Communications Equipment)	162	26,999
Verizon Communications, Inc. (Diversified Telecommunication Services)	22,124	1,316,156
ViaSat, Inc.* (Communications Equipment)	1,358	46,702
Viavi Solutions, Inc.* (Communications Equipment)	4,836	56,726
Vonage Holdings Corp.* (Diversified Telecommunication Services)	4,889	50,014

TOTAL COMMON STOCKS (Cost $4,686,083)		5,742,767

	Principal Amount	Value
Repurchase Agreements(b) (3.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $178,000	$178,000	$178,000
TOTAL REPURCHASE AGREEMENTS (Cost $178,000)		178,000

Collateral for Securities Loaned (0.2%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	7,573	$7,573
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	45	45
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	198	198
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	5,925	5,925
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $13,741)		13,741
TOTAL INVESTMENT SECURITIES (Cost $4,877,824) - 100.2%		5,934,508
Net other assets (liabilities) - (0.2)%		(11,373)

NET ASSETS - 100.0%		$5,923,135

*	Non-income producing security.

(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $13,203.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

:: ProFund VP Telecommunications :: September 30, 2020

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Select Telecommunications Index	Goldman Sachs International	10/23/20	0.60%	$169,320	$3,574

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Telecommunications invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Communications Equipment	$1,715,934	29.0%
Diversified Telecommunication Services	2,984,180	50.4%
Household Durables	249,102	4.2%
Media	426,571	7.2%
Wireless Telecommunication Services	366,980	6.2%
Other**	180,368	3.0%
Total	$5,923,135	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (28.5%)
U.S. Treasury Bonds, 1.38%, 8/15/50	$8,540,000	$8,357,191
TOTAL U.S. TREASURY OBLIGATION (Cost $8,430,933)		8,357,191

Repurchase Agreements(a)(b) (72.0%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $21,094,015	21,094,000	21,094,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,094,000)		21,094,000
TOTAL INVESTMENT SECURITIES (Cost $29,524,933) - 100.5%		29,451,191
Net other assets (liabilities) - (0.5)%		(140,791)

NET ASSETS - 100.0%		$29,310,400

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $265,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 1.375% due on 8/15/50	Citibank North America	10/15/20	0.25%	$20,462,395	$(171,461)
30-Year U.S. Treasury Bond, 1.375% due on 8/15/50	Societe' Generale	10/15/20	0.30%	7,730,891	(59,549)
				$28,193,286	$(231,010)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.7%)
	Shares	Value
3M Co. (Industrial Conglomerates)	222	$35,560
A.O. Smith Corp. (Building Products)	52	2,746
Abbott Laboratories (Health Care Equipment & Supplies)	684	74,439
AbbVie, Inc. (Biotechnology)	681	59,650
ABIOMED, Inc.* (Health Care Equipment & Supplies)	17	4,710
Accenture PLC - Class A (IT Services)	246	55,594
Activision Blizzard, Inc. (Entertainment)	298	24,123
Adobe, Inc.* (Software)	185	90,730
Advance Auto Parts, Inc. (Specialty Retail)	27	4,145
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	453	37,141
Aflac, Inc. (Insurance)	256	9,306
Agilent Technologies, Inc. (Life Sciences Tools & Services)	119	12,012
Air Products & Chemicals, Inc. (Chemicals)	85	25,318
Akamai Technologies, Inc.* (IT Services)	63	6,964
Alaska Air Group, Inc. (Airlines)	48	1,758
Albemarle Corp. (Chemicals)	41	3,660
Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts)	45	7,200
Alexion Pharmaceuticals, Inc.* (Biotechnology)	85	9,727
Align Technology, Inc.* (Health Care Equipment & Supplies)	28	9,166
Allegion PLC (Building Products)	36	3,561
Alliant Energy Corp. (Electric Utilities)	96	4,958
Alphabet, Inc.* - Class A (Interactive Media & Services)	116	170,010
Alphabet, Inc.* - Class C (Interactive Media & Services)	113	166,065
Altria Group, Inc. (Tobacco)	717	27,705
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	164	516,391
Amcor PLC (Containers & Packaging)	606	6,696
Ameren Corp. (Multi-Utilities)	95	7,513
American Airlines Group, Inc.(a) (Airlines)	196	2,409
American Electric Power Co., Inc. (Electric Utilities)	192	15,692
American Express Co. (Consumer Finance)	252	25,263
American International Group, Inc. (Insurance)	333	9,167
American Tower Corp. (Equity Real Estate Investment Trusts)	171	41,335
American Water Works Co., Inc. (Water Utilities)	70	10,142
Ameriprise Financial, Inc. (Capital Markets)	46	7,089
AmerisourceBergen Corp. (Health Care Providers & Services)	57	5,524
AMETEK, Inc. (Electrical Equipment)	89	8,847
Amgen, Inc. (Biotechnology)	226	57,440
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	115	12,450
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	143	16,694
ANSYS, Inc.* (Software)	33	10,799
Anthem, Inc. (Health Care Providers & Services)	97	26,053
Aon PLC (Insurance)	89	18,361
Apache Corp. (Oil, Gas & Consumable Fuels)	146	1,383
Apartment Investment & Management Co. (Equity Real Estate Investment Trusts)	57	1,922
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,206	718,717
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	353	20,986
Aptiv PLC (Auto Components)	104	9,535
Archer-Daniels-Midland Co. (Food Products)	214	9,949
Arista Networks, Inc.* (Communications Equipment)	21	4,346
Arthur J. Gallagher & Co. (Insurance)	74	7,813
Assurant, Inc. (Insurance)	23	2,790
AT&T, Inc. (Diversified Telecommunication Services)	2,751	78,431
Atmos Energy Corp. (Gas Utilities)	48	4,588
Autodesk, Inc.* (Software)	85	19,636
Automatic Data Processing, Inc. (IT Services)	166	23,155
AutoZone, Inc.* (Specialty Retail)	9	10,599
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts)	54	8,064
Avery Dennison Corp. (Containers & Packaging)	32	4,091
Baker Hughes Co. - Class A (Energy Equipment & Services)	253	3,362
Ball Corp. (Containers & Packaging)	126	10,473
Bank of America Corp. (Banks)	2,943	70,897
Baxter International, Inc. (Health Care Equipment & Supplies)	195	15,682
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	112	26,060
Berkshire Hathaway, Inc.* - Class B (Diversified Financial Services)	765	162,899
Best Buy Co., Inc. (Specialty Retail)	89	9,905
Biogen, Inc.* (Biotechnology)	61	17,304
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	8	4,124
BlackRock, Inc. - Class A (Capital Markets)	55	30,995
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	16	27,371
BorgWarner, Inc. (Auto Components)	80	3,099
Boston Properties, Inc. (Equity Real Estate Investment Trusts)	55	4,417
Boston Scientific Corp.* (Health Care Equipment & Supplies)	552	21,092
Bristol-Myers Squibb Co. (Pharmaceuticals)	870	52,452

:: ProFund VP UltraBull :: September 30, 2020

Common Stocks, continued
	Shares	Value
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	155	$56,470
Broadridge Financial Solutions, Inc. (IT Services)	44	5,808
Brown-Forman Corp. - Class B (Beverages)	70	5,272
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	52	5,314
Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	154	2,673
Cadence Design Systems, Inc.* (Software)	108	11,516
Campbell Soup Co. (Food Products)	78	3,773
Capital One Financial Corp. (Consumer Finance)	176	12,647
Cardinal Health, Inc. (Health Care Providers & Services)	113	5,305
CarMax, Inc.* (Specialty Retail)	63	5,790
Carnival Corp. - Class A (Hotels, Restaurants & Leisure)	200	3,036
Carrier Global Corp. (Building Products)	314	9,590
Catalent, Inc.* (Pharmaceuticals)	63	5,397
Caterpillar, Inc. (Machinery)	209	31,172
CBOE Global Markets, Inc. (Capital Markets)	42	3,685
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	129	6,059
CDW Corp. (Electronic Equipment, Instruments & Components)	55	6,574
Celanese Corp. - Series A (Chemicals)	46	4,943
Centene Corp.* (Health Care Providers & Services)	224	13,066
CenterPoint Energy, Inc. (Multi-Utilities)	210	4,064
CenturyLink, Inc. (Diversified Telecommunication Services)	381	3,844
Cerner Corp. (Health Care Technology)	118	8,530
CF Industries Holdings, Inc. (Chemicals)	83	2,549
Charter Communications, Inc.* - Class A (Media)	58	36,212
Chevron Corp. (Oil, Gas & Consumable Fuels)	721	51,912
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	11	13,681
Chubb, Ltd. (Insurance)	174	20,205
Church & Dwight Co., Inc. (Household Products)	95	8,902
Cigna Corp. (Health Care Providers & Services)	142	24,056
Cincinnati Financial Corp. (Insurance)	58	4,522
Cintas Corp. (Commercial Services & Supplies)	34	11,316
Cisco Systems, Inc. (Communications Equipment)	1,634	64,364
Citigroup, Inc. (Banks)	804	34,660
Citizens Financial Group, Inc. (Banks)	165	4,171
Citrix Systems, Inc. (Software)	48	6,610
CME Group, Inc. (Capital Markets)	138	23,089
CMS Energy Corp. (Multi-Utilities)	111	6,817
Cognizant Technology Solutions Corp. - Class A (IT Services)	209	14,509
Colgate-Palmolive Co. (Household Products)	331	25,537
Comcast Corp. - Class A (Media)	1,760	81,417
Comerica, Inc. (Banks)	54	2,066
Conagra Brands, Inc. (Food Products)	189	6,749
Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	76	3,353
ConocoPhillips (Oil, Gas & Consumable Fuels)	414	13,596
Consolidated Edison, Inc. (Multi-Utilities)	129	10,036
Constellation Brands, Inc. - Class A (Beverages)	65	12,318
Copart, Inc.* (Commercial Services & Supplies)	80	8,413
Corning, Inc. (Electronic Equipment, Instruments & Components)	294	9,529
Corteva, Inc. (Chemicals)	289	8,326
Costco Wholesale Corp. (Food & Staples Retailing)	171	60,705
Crown Castle International Corp. (Equity Real Estate Investment Trusts)	162	26,973
CSX Corp. (Road & Rail)	295	22,913
Cummins, Inc. (Machinery)	57	12,036
CVS Health Corp. (Health Care Providers & Services)	505	29,492
D.R. Horton, Inc. (Household Durables)	128	9,681
Danaher Corp. (Health Care Equipment & Supplies)	244	52,541
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	50	5,037
DaVita, Inc.* (Health Care Providers & Services)	31	2,655
Deere & Co. (Machinery)	121	26,817
Delta Air Lines, Inc. (Airlines)	246	7,523
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	84	3,673
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	148	1,400
DexCom, Inc.* (Health Care Equipment & Supplies)	37	15,253
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	61	1,837
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts)	104	15,263
Discover Financial Services (Consumer Finance)	118	6,818
Discovery, Inc.* (Media)	62	1,350
Discovery, Inc.* - Class C (Media)	120	2,352
DISH Network Corp.* - Class A (Media)	95	2,758
Dollar General Corp. (Multiline Retail)	96	20,124
Dollar Tree, Inc.* (Multiline Retail)	92	8,403
Dominion Energy, Inc. (Multi-Utilities)	324	25,573
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	15	6,379
Dover Corp. (Machinery)	56	6,067
Dow, Inc. (Chemicals)	286	13,456
DTE Energy Co. (Multi-Utilities)	74	8,513
Duke Energy Corp. (Electric Utilities)	284	25,151
Duke Realty Corp. (Equity Real Estate Investment Trusts)	143	5,277
DuPont de Nemours, Inc. (Chemicals)	283	15,701
DXC Technology Co. (IT Services)	98	1,749
E*TRADE Financial Corp. (Capital Markets)	85	4,254
Eastman Chemical Co. (Chemicals)	52	4,062
Eaton Corp. PLC (Electrical Equipment)	154	15,712

September 30, 2020 :: ProFund VP UltraBull ::

Common Stocks, continued
	Shares		Value
eBay, Inc. (Internet & Direct Marketing Retail)	257		$13,390
Ecolab, Inc. (Chemicals)	96		19,185
Edison International (Electric Utilities)	146		7,423
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	240		19,157
Electronic Arts, Inc.* (Entertainment)	111		14,476
Eli Lilly & Co. (Pharmaceuticals)	306		45,294
Emerson Electric Co. (Electrical Equipment)	231		15,146
Entergy Corp. (Electric Utilities)	77		7,587
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	225		8,087
Equifax, Inc. (Professional Services)	47		7,374
Equinix, Inc. (Equity Real Estate Investment Trusts)	34		25,844
Equity Residential (Equity Real Estate Investment Trusts)	132		6,776
Essex Property Trust, Inc. (Equity Real Estate Investment Trusts)	25		5,020
Etsy, Inc.* (Internet & Direct Marketing Retail)	46		5,595
Everest Re Group, Ltd. (Insurance)	15		2,963
Evergy, Inc. (Electric Utilities)	88		4,472
Eversource Energy (Electric Utilities)	132		11,029
Exelon Corp. (Electric Utilities)	376		13,446
Expedia Group, Inc. (Internet & Direct Marketing Retail)	52		4,768
Expeditors International of Washington, Inc. (Air Freight & Logistics)	65		5,884
Extra Space Storage, Inc. (Equity Real Estate Investment Trusts)	50		5,350
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,632		56,028
F5 Networks, Inc.* (Communications Equipment)	24		2,946
Facebook, Inc.* - Class A (Interactive Media & Services)	928		243,042
Fastenal Co. (Trading Companies & Distributors)	221		9,965
Federal Realty Investment Trust (Equity Real Estate Investment Trusts)	27		1,983
FedEx Corp. (Air Freight & Logistics)	93		23,391
Fidelity National Information Services, Inc. (IT Services)	239		35,183
Fifth Third Bancorp (Banks)	275		5,863
First Horizon National Corp. (Banks)	—	(b)	3
First Republic Bank (Banks)	66		7,198
FirstEnergy Corp. (Electric Utilities)	209		6,000
Fiserv, Inc.* (IT Services)	215		22,156
FleetCor Technologies, Inc.* (IT Services)	32		7,619
FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	51		1,828
Flowserve Corp. (Machinery)	50		1,365
FMC Corp. (Chemicals)	50		5,296
Ford Motor Co. (Automobiles)	1,509		10,050
Fortinet, Inc.* (Software)	52		6,126
Fortive Corp. (Machinery)	130		9,907
Fortune Brands Home & Security, Inc. (Building Products)	53		4,586
Fox Corp. - Class A (Media)	133		3,701
Fox Corp. - Class B (Media)	60		1,678
Franklin Resources, Inc. (Capital Markets)	103		2,096
Freeport-McMoRan, Inc. (Metals & Mining)	561		8,774
Garmin, Ltd. (Household Durables)	58		5,502
Gartner, Inc.* (IT Services)	34		4,248
General Dynamics Corp. (Aerospace & Defense)	90		12,459
General Electric Co. (Industrial Conglomerates)	3,379		21,051
General Mills, Inc. (Food Products)	236		14,556
General Motors Co. (Automobiles)	486		14,381
Genuine Parts Co. (Distributors)	56		5,329
Gilead Sciences, Inc. (Biotechnology)	484		30,584
Global Payments, Inc. (IT Services)	116		20,599
Globe Life, Inc. (Insurance)	38		3,036
Halliburton Co. (Energy Equipment & Services)	339		4,085
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	134		2,111
Hartford Financial Services Group, Inc. (Insurance)	138		5,087
Hasbro, Inc. (Leisure Products)	49		4,053
HCA Healthcare, Inc. (Health Care Providers & Services)	102		12,717
Healthpeak Properties, Inc. (Equity Real Estate Investment Trusts)	208		5,647
Henry Schein, Inc.* (Health Care Providers & Services)	55		3,233
Hess Corp. (Oil, Gas & Consumable Fuels)	106		4,339
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	497		4,657
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	107		9,129
HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	58		1,143
Hologic, Inc.* (Health Care Equipment & Supplies)	100		6,647
Honeywell International, Inc. (Industrial Conglomerates)	271		44,610
Hormel Foods Corp. (Food Products)	108		5,280
Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	272		2,935
Howmet Aerospace, Inc.* (Aerospace & Defense)	152		2,541
HP, Inc. (Technology Hardware, Storage & Peripherals)	530		10,065
Humana, Inc. (Health Care Providers & Services)	51		21,108
Huntington Bancshares, Inc. (Banks)	393		3,604
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	16		2,252
IDEX Corp. (Machinery)	29		5,290
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	33		12,973
IHS Markit, Ltd. (Professional Services)	144		11,305
Illinois Tool Works, Inc. (Machinery)	111		21,446
Illumina, Inc.* (Life Sciences Tools & Services)	56		17,308
Incyte Corp.* (Biotechnology)	72		6,461
Ingersoll Rand, Inc.* (Machinery)	143		5,091
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,642		85,023

:: ProFund VP UltraBull :: September 30, 2020

Common Stocks, continued
	Shares	Value
Intercontinental Exchange, Inc. (Capital Markets)	217	$21,711
International Business Machines Corp. (IT Services)	344	41,854
International Flavors & Fragrances, Inc. (Chemicals)	41	5,020
International Paper Co. (Containers & Packaging)	152	6,162
Intuit, Inc. (Software)	101	32,947
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	45	31,929
Invesco, Ltd. (Capital Markets)	145	1,654
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	14	2,380
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	74	11,665
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	111	2,974
J.B. Hunt Transport Services, Inc. (Road & Rail)	32	4,044
Jack Henry & Associates, Inc. (IT Services)	30	4,878
Jacobs Engineering Group, Inc. (Construction & Engineering)	50	4,638
Johnson & Johnson (Pharmaceuticals)	1,016	151,263
Johnson Controls International PLC (Building Products)	287	11,723
JPMorgan Chase & Co. (Banks)	1,177	113,309
Juniper Networks, Inc. (Communications Equipment)	128	2,752
Kansas City Southern Industries, Inc. (Road & Rail)	36	6,510
Kellogg Co. (Food Products)	98	6,330
KeyCorp (Banks)	377	4,498
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	72	7,112
Kimberly-Clark Corp. (Household Products)	132	19,491
Kimco Realty Corp. (Equity Real Estate Investment Trusts)	167	1,880
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	752	9,272
KLA Corp. (Semiconductors & Semiconductor Equipment)	60	11,624
L Brands, Inc. (Specialty Retail)	90	2,863
L3Harris Technologies, Inc. (Aerospace & Defense)	83	14,097
Laboratory Corp. of America Holdings* (Health Care Providers & Services)	38	7,154
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	56	18,578
Lamb Weston Holding, Inc. (Food Products)	56	3,711
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	127	5,926
Leggett & Platt, Inc. (Household Durables)	51	2,100
Leidos Holdings, Inc. (IT Services)	52	4,636
Lennar Corp. - Class A (Household Durables)	106	8,658
Lincoln National Corp. (Insurance)	70	2,193
Linde PLC (Chemicals)	203	48,340
Live Nation Entertainment, Inc.* (Entertainment)	55	2,963
LKQ Corp.* (Distributors)	108	2,995
Lockheed Martin Corp. (Aerospace & Defense)	95	36,411
Loews Corp. (Insurance)	92	3,197
Lowe's Cos., Inc. (Specialty Retail)	292	48,431
LyondellBasell Industries N.V. - Class A (Chemicals)	99	6,979
M&T Bank Corp. (Banks)	50	4,605
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	305	1,247
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	251	7,364
MarketAxess Holdings, Inc. (Capital Markets)	15	7,224
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	103	9,559
Marsh & McLennan Cos., Inc. (Insurance)	196	22,480
Martin Marietta Materials, Inc. (Construction Materials)	24	5,649
Masco Corp. (Building Products)	101	5,568
MasterCard, Inc. - Class A (IT Services)	341	115,317
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	103	6,964
McCormick & Co., Inc. (Food Products)	48	9,317
McDonald's Corp. (Hotels, Restaurants & Leisure)	287	62,993
McKesson Corp. (Health Care Providers & Services)	63	9,383
Medtronic PLC (Health Care Equipment & Supplies)	519	53,934
Merck & Co., Inc. (Pharmaceuticals)	976	80,959
MetLife, Inc. (Insurance)	298	11,077
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	8,692
MGM Resorts International (Hotels, Restaurants & Leisure)	158	3,437
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	97	9,968
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	429	20,146
Microsoft Corp. (Software)	2,922	614,584
Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts)	44	5,102
Mohawk Industries, Inc.* (Household Durables)	23	2,245
Molson Coors Beverage Co. - Class B (Beverages)	73	2,450
Mondelez International, Inc. - Class A (Food Products)	551	31,655
Monster Beverage Corp.* (Beverages)	143	11,469
Moody's Corp. (Capital Markets)	62	17,971
Morgan Stanley (Capital Markets)	463	22,386
Motorola Solutions, Inc. (Communications Equipment)	66	10,349
MSCI, Inc. - Class A (Capital Markets)	32	11,417
Mylan N.V.* (Pharmaceuticals)	200	2,966
Nasdaq, Inc. (Capital Markets)	44	5,399
National Oilwell Varco, Inc. (Energy Equipment & Services)	150	1,359
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	86	3,770
Netflix, Inc.* (Entertainment)	170	85,005
Newell Brands, Inc. (Household Durables)	146	2,505

September 30, 2020 :: ProFund VP UltraBull ::

Common Stocks, continued
	Shares	Value
Newmont Corp. (Metals & Mining)	310	$19,669
News Corp. - Class A (Media)	150	2,103
News Corp. - Class B (Media)	47	657
NextEra Energy, Inc. (Electric Utilities)	189	52,458
Nielsen Holdings PLC (Professional Services)	138	1,957
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	481	60,385
NiSource, Inc. (Multi-Utilities)	148	3,256
Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	187	1,599
Norfolk Southern Corp. (Road & Rail)	98	20,971
Northern Trust Corp. (Capital Markets)	80	6,238
Northrop Grumman Corp. (Aerospace & Defense)	60	18,929
NortonLifelock, Inc. (Software)	228	4,752
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	106	1,814
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	94	2,890
Nucor Corp. (Metals & Mining)	117	5,249
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	238	128,810
NVR, Inc.* (Household Durables)	1	4,083
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	323	3,233
Old Dominion Freight Line, Inc. (Road & Rail)	37	6,694
Omnicom Group, Inc. (Media)	83	4,109
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	171	4,443
Oracle Corp. (Software)	746	44,536
O'Reilly Automotive, Inc.* (Specialty Retail)	29	13,371
Otis Worldwide Corp. (Machinery)	157	9,800
PACCAR, Inc. (Machinery)	134	11,428
Packaging Corp. of America (Containers & Packaging)	37	4,035
Parker-Hannifin Corp. (Machinery)	50	10,117
Paychex, Inc. (IT Services)	124	9,891
Paycom Software, Inc.* (Software)	19	5,915
PayPal Holdings, Inc.* (IT Services)	453	89,255
Pentair PLC (Machinery)	64	2,929
People's United Financial, Inc. (Banks)	164	1,691
PepsiCo, Inc. (Beverages)	535	74,151
PerkinElmer, Inc. (Life Sciences Tools & Services)	43	5,397
Perrigo Co. PLC (Pharmaceuticals)	53	2,433
Pfizer, Inc. (Pharmaceuticals)	2,145	78,722
Philip Morris International, Inc. (Tobacco)	601	45,069
Phillips 66 (Oil, Gas & Consumable Fuels)	169	8,761
Pinnacle West Capital Corp. (Electric Utilities)	43	3,206
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	63	5,417
PPG Industries, Inc. (Chemicals)	91	11,109
PPL Corp. (Electric Utilities)	297	8,081
Principal Financial Group, Inc. (Insurance)	99	3,987
Prologis, Inc. (Equity Real Estate Investment Trusts)	285	28,677
Prudential Financial, Inc. (Insurance)	152	9,655
Public Service Enterprise Group, Inc. (Multi-Utilities)	195	10,707
Public Storage (Equity Real Estate Investment Trusts)	59	13,140
PulteGroup, Inc. (Household Durables)	104	4,814
PVH Corp. (Textiles, Apparel & Luxury Goods)	27	1,610
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	44	5,676
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	436	51,308
Quanta Services, Inc. (Construction & Engineering)	53	2,802
Quest Diagnostics, Inc. (Health Care Providers & Services)	52	5,953
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	19	1,291
Raymond James Financial, Inc. (Capital Markets)	47	3,420
Raytheon Technologies Corp. (Aerospace & Defense)	590	33,949
Realty Income Corp. (Equity Real Estate Investment Trusts)	133	8,080
Regency Centers Corp. (Equity Real Estate Investment Trusts)	61	2,319
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	40	22,391
Regions Financial Corp. (Banks)	371	4,278
Republic Services, Inc. - Class A (Commercial Services & Supplies)	81	7,561
ResMed, Inc. (Health Care Equipment & Supplies)	56	9,600
Robert Half International, Inc. (Professional Services)	44	2,329
Rockwell Automation, Inc. (Electrical Equipment)	45	9,931
Rollins, Inc. (Commercial Services & Supplies)	57	3,089
Roper Technologies, Inc. (Industrial Conglomerates)	40	15,804
Ross Stores, Inc. (Specialty Retail)	137	12,785
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	69	4,466
S&P Global, Inc. (Capital Markets)	93	33,536
salesforce.com, Inc.* (Software)	351	88,213
SBA Communications Corp. (Equity Real Estate Investment Trusts)	43	13,695
Schlumberger, Ltd. (Energy Equipment & Services)	536	8,340
Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	86	4,237
Sealed Air Corp. (Containers & Packaging)	60	2,329
Sempra Energy (Multi-Utilities)	112	13,256
ServiceNow, Inc.* (Software)	74	35,890
Simon Property Group, Inc. (Equity Real Estate Investment Trusts)	118	7,632
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	64	9,312
SL Green Realty Corp. (Equity Real Estate Investment Trusts)	28	1,298
Snap-on, Inc. (Machinery)	21	3,090
Southwest Airlines Co. (Airlines)	228	8,550
Stanley Black & Decker, Inc. (Machinery)	62	10,056
Starbucks Corp. (Hotels, Restaurants & Leisure)	451	38,750
State Street Corp. (Capital Markets)	136	8,069

:: ProFund VP UltraBull :: September 30, 2020

Common Stocks, continued
	Shares	Value
STERIS PLC (Health Care Equipment & Supplies)	33	$5,814
Stryker Corp. (Health Care Equipment & Supplies)	126	26,255
SVB Financial Group* (Banks)	20	4,812
Synchrony Financial (Consumer Finance)	210	5,496
Synopsys, Inc.* (Software)	59	12,625
Sysco Corp. (Food & Staples Retailing)	196	12,195
T. Rowe Price Group, Inc. (Capital Markets)	88	11,283
Take-Two Interactive Software, Inc.* (Entertainment)	44	7,270
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	107	1,672
Target Corp. (Multiline Retail)	193	30,382
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	127	12,413
TechnipFMC PLC (Energy Equipment & Services)	163	1,029
Teledyne Technologies, Inc.* (Aerospace & Defense)	14	4,343
Teleflex, Inc. (Health Care Equipment & Supplies)	18	6,128
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	64	5,085
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	354	50,548
Textron, Inc. (Aerospace & Defense)	88	3,176
The AES Corp. (Independent Power and Renewable Electricity Producers)	257	4,654
The Allstate Corp. (Insurance)	121	11,391
The Bank of New York Mellon Corp. (Capital Markets)	315	10,817
The Boeing Co. (Aerospace & Defense)	205	33,878
The Charles Schwab Corp. (Capital Markets)	448	16,231
The Clorox Co. (Household Products)	49	10,298
The Coca-Cola Co. (Beverages)	1,492	73,660
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	19	6,405
The Estee Lauder Co., Inc. (Personal Products)	87	18,988
The Gap, Inc. (Specialty Retail)	79	1,345
The Goldman Sachs Group, Inc. (Capital Markets)	133	26,729
The Hershey Co. (Food Products)	57	8,170
The Home Depot, Inc. (Specialty Retail)	416	115,527
The Interpublic Group of Cos., Inc. (Media)	151	2,517
The JM Smucker Co. - Class A (Food Products)	44	5,083
The Kraft Heinz Co. (Food Products)	250	7,488
The Kroger Co. (Food & Staples Retailing)	300	10,173
The Mosaic Co. (Chemicals)	133	2,430
The PNC Financial Services Group, Inc (Banks)	164	18,025
The Procter & Gamble Co. (Household Products)	961	133,569
The Progressive Corp. (Insurance)	226	21,395
The Sherwin-Williams Co. (Chemicals)	32	22,296
The Southern Co. (Electric Utilities)	408	22,122
The TJX Cos., Inc. (Specialty Retail)	463	25,766
The Travelers Cos., Inc. (Insurance)	98	10,603
The Walt Disney Co. (Entertainment)	698	86,608
The Western Union Co. (IT Services)	159	3,407
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	468	9,196
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	153	67,552
Tiffany & Co. (Specialty Retail)	42	4,866
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	225	25,731
Tractor Supply Co. (Specialty Retail)	45	6,450
Trane Technologies PLC (Building Products)	92	11,155
TransDigm Group, Inc. (Aerospace & Defense)	21	9,978
Truist Financial Corp. (Banks)	520	19,786
Twitter, Inc.* (Interactive Media & Services)	305	13,573
Tyler Technologies, Inc.* (Software)	16	5,577
Tyson Foods, Inc. - Class A (Food Products)	114	6,781
U.S. Bancorp (Banks)	529	18,965
UDR, Inc. (Equity Real Estate Investment Trusts)	114	3,718
Ulta Beauty, Inc.* (Specialty Retail)	22	4,928
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	73	820
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	75	738
Union Pacific Corp. (Road & Rail)	262	51,580
United Airlines Holdings , Inc.* (Airlines)	112	3,892
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	273	45,490
United Rentals, Inc.* (Trading Companies & Distributors)	28	4,886
UnitedHealth Group, Inc. (Health Care Providers & Services)	367	114,421
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	30	3,211
Unum Group (Insurance)	79	1,330
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	157	6,801
Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	35	6,020
Ventas, Inc. (Equity Real Estate Investment Trusts)	144	6,042
VeriSign, Inc.* (IT Services)	39	7,989
Verisk Analytics, Inc. - Class A (Professional Services)	63	11,675
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,597	95,006
Vertex Pharmaceuticals, Inc.* (Biotechnology)	101	27,484
VF Corp. (Textiles, Apparel & Luxury Goods)	123	8,641
ViacomCBS, Inc. - Class B (Media)	218	6,106
Visa, Inc. - Class A (IT Services)	651	130,181
Vornado Realty Trust (Equity Real Estate Investment Trusts)	61	2,056
Vulcan Materials Co. (Construction Materials)	51	6,912
W.R. Berkley Corp. (Insurance)	54	3,302
W.W. Grainger, Inc. (Trading Companies & Distributors)	17	6,065
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	278	9,986

September 30, 2020 :: ProFund VP UltraBull ::

Common Stocks, continued
	Shares	Value
Walmart, Inc. (Food & Staples Retailing)	536	$74,992
Waste Management, Inc. (Commercial Services & Supplies)	150	16,976
Waters Corp.* (Life Sciences Tools & Services)	24	4,696
WEC Energy Group, Inc. (Multi-Utilities)	122	11,822
Wells Fargo & Co. (Banks)	1,591	37,404
Welltower, Inc. (Equity Real Estate Investment Trusts)	161	8,869
West Pharmaceutical Services, Inc. (Health Care Equipment & Supplies)	29	7,972
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	117	4,276
Westinghouse Air Brake Technologies Corp. (Machinery)	69	4,270
WestRock Co. (Containers & Packaging)	100	3,474
Weyerhaeuser Co. (Equity Real Estate Investment Trusts)	288	8,214
Whirlpool Corp. (Household Durables)	24	4,413
Willis Towers Watson PLC (Insurance)	50	10,441
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	37	2,657
Xcel Energy, Inc. (Electric Utilities)	203	14,009
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	69	1,295
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	94	9,799
Xylem, Inc. (Machinery)	69	5,804
YUM! Brands, Inc. (Hotels, Restaurants & Leisure)	116	10,591
Zebra Technologies Corp.* - Class A (Electronic Equipment, Instruments & Components)	21	5,302
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	80	10,891
Zions Bancorp (Banks)	63	1,841
Zoetis, Inc. (Pharmaceuticals)	183	30,263

TOTAL COMMON STOCKS
(Cost $4,878,639)		10,756,243

	Principal Amount	Value
Repurchase Agreements(c)(d) (24.6%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $3,367,002	$3,367,000	$3,367,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,367,000)		3,367,000

Collateral for Securities Loaned (NM)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(e)	1,178	$1,178
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(e)	7	7
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(e)	31	31
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(e)	922	922
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $2,138)		$2,138
TOTAL INVESTMENT SECURITIES
(Cost $8,247,777) - 103.3%		14,125,381
Net other assets (liabilities) - (3.3)%		(452,721)

NET ASSETS - 100.0%		$13,672,660

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $2,102.
(b)	Number of shares is less than 0.50
(c)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $2,405,000.
(d)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	7	12/21/20	$1,172,325	$(14,136)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	10/27/20	0.65%	$3,908,092	$16,793
SPDR S&P 500 ETF	Goldman Sachs International	10/27/20	0.55%	2,119,648	7,039
				$6,027,740	$23,832
S&P 500	UBS AG	10/27/20	0.60%	7,572,473	30,180
SPDR S&P 500 ETF	UBS AG	10/27/20	0.20%	1,720,170	3,571
				$9,292,643	$33,751
				$15,320,383	$57,583

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraBull :: September 30, 2020

ProFund VP UltraBull invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Aerospace & Defense	$172,013	1.2%
Air Freight & Logistics	80,079	0.6%
Airlines	24,132	0.2%
Auto Components	12,634	0.1%
Automobiles	24,431	0.2%
Banks	357,676	2.6%
Beverages	179,320	1.3%
Biotechnology	231,041	1.7%
Building Products	48,929	0.4%
Capital Markets	275,293	2.0%
Chemicals	198,670	1.5%
Commercial Services & Supplies	47,355	0.3%
Communications Equipment	84,757	0.6%
Construction & Engineering	7,440	0.1%
Construction Materials	12,561	0.1%
Consumer Finance	50,224	0.4%
Containers & Packaging	37,260	0.3%
Distributors	8,324	0.1%
Diversified Financial Services	162,899	1.2%
Diversified Telecommunication Services	177,281	1.3%
Electric Utilities	195,634	1.4%
Electrical Equipment	49,636	0.4%
Electronic Equipment, Instruments & Components	57,588	0.4%
Energy Equipment & Services	18,175	0.1%
Entertainment	220,445	1.6%
Equity Real Estate Investment Trusts	277,702	2.1%
Food & Staples Retailing	168,051	1.2%
Food Products	118,842	0.9%
Gas Utilities	4,588	NM
Health Care Equipment & Supplies	426,341	3.1%
Health Care Providers & Services	283,331	2.1%
Health Care Technology	8,530	0.1%
Hotels, Restaurants & Leisure	177,455	1.3%
Household Durables	44,001	0.3%
Household Products	197,797	1.5%
Independent Power and Renewable Electricity Producers	7,544	0.1%
Industrial Conglomerates	117,025	0.8%
Insurance	194,301	1.4%
Interactive Media & Services	592,690	4.3%
Internet & Direct Marketing Retail	567,515	4.1%
IT Services	604,992	4.4%
Leisure Products	4,053	NM
Life Sciences Tools & Services	131,446	1.0%
Machinery	176,685	1.2%
Media	144,960	1.1%
Metals & Mining	33,692	0.2%
Multiline Retail	58,909	0.4%
Multi-Utilities	101,557	0.7%
Oil, Gas & Consumable Fuels	203,084	1.5%
Personal Products	18,988	0.1%
Pharmaceuticals	449,749	3.2%
Professional Services	34,640	0.3%
Real Estate Management & Development	6,059	NM
Road & Rail	112,712	0.8%
Semiconductors & Semiconductor Equipment	544,132	4.0%
Software	990,456	7.3%
Specialty Retail	266,771	2.0%
Technology Hardware, Storage & Peripherals	747,017	5.5%
Textiles, Apparel & Luxury Goods	77,268	0.6%
Tobacco	72,774	0.5%
Trading Companies & Distributors	20,916	0.2%
Water Utilities	10,142	0.1%
Wireless Telecommunication Services	25,731	0.2%
Other**	2,916,417	21.3%
Total	$13,672,660	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (78.8%)

	Shares	Value
Aaron's, Inc. (Specialty Retail)	267	$15,126
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	354	10,436
ACI Worldwide, Inc.* (Software)	463	12,098
Acuity Brands, Inc. (Electrical Equipment)	158	16,171
Adient PLC* (Auto Components)	373	6,464
Adtalem Global Education, Inc.* (Diversified Consumer Services)	206	5,055
AECOM* (Construction & Engineering)	638	26,694
Affiliated Managers Group, Inc. (Capital Markets)	185	12,650
AGCO Corp. (Machinery)	244	18,122
Alleghany Corp. (Insurance)	57	29,666
ALLETE, Inc. (Electric Utilities)	206	10,658
Alliance Data Systems Corp. (IT Services)	190	7,976
AMC Networks, Inc.* - Class A (Media)	161	3,978
Amedisys, Inc.* (Health Care Providers & Services)	129	30,499
American Campus Communities, Inc. (Equity Real Estate Investment Trusts)	547	19,101
American Eagle Outfitters, Inc. (Specialty Retail)	592	8,768
American Financial Group, Inc. (Insurance)	285	19,089
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,137	6,106
AptarGroup, Inc. (Containers & Packaging)	256	28,979
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	309	24,306
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	407	17,525
ASGN, Inc.* (Professional Services)	209	13,284
Ashland Global Holdings, Inc. (Chemicals)	216	15,319
Associated Banc-Corp. (Banks)	611	7,711
AutoNation, Inc.* (Specialty Retail)	232	12,280
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	190	6,312
Avient Corp. (Chemicals)	364	9,631
Avis Budget Group, Inc.* (Road & Rail)	205	5,396
Avnet, Inc. (Electronic Equipment, Instruments & Components)	393	10,155
Axon Enterprise, Inc.* (Aerospace & Defense)	252	22,855
BancorpSouth Bank (Banks)	383	7,423
Bank of Hawaii Corp. (Banks)	159	8,033
Bank OZK (Banks)	481	10,255
Belden, Inc. (Electronic Equipment, Instruments & Components)	177	5,508
Bio-Techne Corp. (Life Sciences Tools & Services)	153	37,903
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	549	22,811
Black Hills Corp. (Multi-Utilities)	250	13,373
Blackbaud, Inc. (Software)	197	10,999
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	319	9,790
Brighthouse Financial, Inc.* (Insurance)	370	9,957
Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts)	1,179	13,783
Brown & Brown, Inc. (Insurance)	934	42,281
Brunswick Corp. (Leisure Products)	315	18,557
Builders FirstSource, Inc.* (Building Products)	464	15,136
Cable One, Inc. (Media)	22	41,480
Cabot Corp. (Chemicals)	225	8,107
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	116	16,566
CACI International, Inc.* - Class A (IT Services)	100	21,316
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	792	44,399
Camden Property Trust (Equity Real Estate Investment Trusts)	387	34,435
Cantel Medical Corp. (Health Care Equipment & Supplies)	149	6,547
Carlisle Cos., Inc. (Industrial Conglomerates)	217	26,554
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	174	15,065
Casey's General Stores, Inc. (Food & Staples Retailing)	147	26,115
Cathay General Bancorp (Banks)	298	6,461
CDK Global, Inc. (Software)	483	21,054
Ceridian HCM Holding, Inc.* (Software)	516	42,647
ChampionX Corp.* (Energy Equipment & Services)	739	5,905
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	198	44,837
Chemed Corp. (Health Care Providers & Services)	63	30,262
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	115	9,885
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	141	23,098
Ciena Corp.* (Communications Equipment)	611	24,251
Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	406	9,878
Cinemark Holdings, Inc. (Entertainment)	426	4,260
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	232	15,648
CIT Group, Inc. (Banks)	392	6,942
Clean Harbors, Inc.* (Commercial Services & Supplies)	204	11,430
CNO Financial Group, Inc. (Insurance)	564	9,047
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	892	8,420
Cognex Corp. (Electronic Equipment, Instruments & Components)	688	44,789
Coherent, Inc.* (Electronic Equipment, Instruments & Components)	96	10,649
Colfax Corp.* (Machinery)	400	12,544
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	121	10,525
Commerce Bancshares, Inc. (Banks)	399	22,459
Commercial Metals Co. (Metals & Mining)	474	9,471
CommVault Systems, Inc.* (Software)	185	7,548

:: ProFund VP UltraMid-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Compass Minerals International, Inc. (Metals & Mining)	135	$8,012
CoreLogic, Inc. (IT Services)	316	21,384
CoreSite Realty Corp. (Equity Real Estate Investment Trusts)	169	20,091
Corporate Office Properties Trust (Equity Real Estate Investment Trusts)	446	10,579
Coty, Inc. - Class A (Personal Products)	1,126	3,040
Cousins Properties, Inc. (Equity Real Estate Investment Trusts)	591	16,897
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	94	10,778
Crane Co. (Machinery)	196	9,825
Cree, Inc.* (Semiconductors & Semiconductor Equipment)	436	27,791
Cullen/Frost Bankers, Inc. (Banks)	222	14,197
Curtiss-Wright Corp. (Aerospace & Defense)	165	15,388
CyrusOne, Inc. (Equity Real Estate Investment Trusts)	465	32,564
Dana, Inc. (Auto Components)	575	7,084
Darling Ingredients, Inc.* (Food Products)	644	23,204
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	111	24,421
Delphi Technologies PLC* (Auto Components)	343	5,732
Dick's Sporting Goods, Inc. (Specialty Retail)	259	14,991
Domtar Corp. (Paper & Forest Products)	220	5,779
Donaldson Co., Inc. (Machinery)	502	23,303
Douglas Emmett, Inc. (Equity Real Estate Investment Trusts)	656	16,466
Dunkin' Brands Group, Inc. (Hotels, Restaurants & Leisure)	327	26,784
Dycom Industries, Inc.* (Construction & Engineering)	127	6,708
Eagle Materials, Inc. (Construction Materials)	166	14,329
East West Bancorp, Inc. (Banks)	563	18,433
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	156	20,175
Eaton Vance Corp. (Capital Markets)	454	17,320
Edgewell Personal Care Co.* (Personal Products)	216	6,022
EMCOR Group, Inc. (Construction & Engineering)	218	14,761
Emergent BioSolutions, Inc.* (Biotechnology)	179	18,496
Encompass Health Corp. (Health Care Providers & Services)	396	25,732
Energizer Holdings, Inc. (Household Products)	232	9,080
EnerSys (Electrical Equipment)	169	11,343
Enphase Energy, Inc.* (Electrical Equipment)	501	41,378
EPR Properties (Equity Real Estate Investment Trusts)	297	8,168
EQT Corp. (Oil, Gas & Consumable Fuels)	1,017	13,150
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,617	13,680
Essent Group, Ltd. (Thrifts & Mortgage Finance)	447	16,543
Essential Utilities, Inc. (Water Utilities)	887	35,702
Evercore Partners, Inc. - Class A (Capital Markets)	161	10,539
Exelixis, Inc.* (Biotechnology)	1,229	30,050
F.N.B. Corp. (Banks)	1,286	8,719
FactSet Research Systems, Inc. (Capital Markets)	151	50,568
Fair Isaac Corp.* (Software)	115	48,919
Federated Hermes, Inc. - Class B (Capital Markets)	379	8,152
First American Financial Corp. (Insurance)	444	22,604
First Financial Bankshares, Inc. (Banks)	565	15,769
First Horizon National Corp. (Banks)	2,201	20,755
First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts)	506	20,139
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	337	22,309
FirstCash, Inc. (Consumer Finance)	165	9,440
Five Below, Inc.* (Specialty Retail)	222	28,193
Flowers Foods, Inc. (Food Products)	783	19,050
Fluor Corp. (Construction & Engineering)	496	4,370
Foot Locker, Inc. (Specialty Retail)	415	13,707
Fox Factory Holding Corp.* (Auto Components)	165	12,264
FTI Consulting, Inc.* (Professional Services)	146	15,472
Fulton Financial Corp. (Banks)	645	6,018
GATX Corp. (Trading Companies & Distributors)	139	8,861
Generac Holdings, Inc.* (Electrical Equipment)	250	48,411
Gentex Corp. (Auto Components)	978	25,184
Genworth Financial, Inc.* - Class A (Insurance)	2,013	6,744
Glacier Bancorp, Inc. (Banks)	379	12,147
Globus Medical, Inc.* - Class A (Health Care Equipment & Supplies)	300	14,856
Graco, Inc. (Machinery)	663	40,676
Graham Holdings Co. - Class B (Diversified Consumer Services)	16	6,466
Grand Canyon Education, Inc.* (Diversified Consumer Services)	188	15,029
Greif, Inc. - Class A (Containers & Packaging)	105	3,802
Grocery Outlet Holding Corp.* (Food & Staples Retailing)	332	13,054
Grubhub, Inc.* (Internet & Direct Marketing Retail)	367	26,545
H&R Block, Inc. (Diversified Consumer Services)	767	12,494
Haemonetics Corp.* (Health Care Equipment & Supplies)	202	17,625
Hancock Whitney Corp. (Banks)	343	6,452
Harley-Davidson, Inc. (Automobiles)	610	14,969
Hawaiian Electric Industries, Inc. (Electric Utilities)	434	14,426
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	541	16,295
Healthcare Services Group, Inc. (Commercial Services & Supplies)	296	6,373
HealthEquity, Inc.* (Health Care Providers & Services)	305	15,668
Helen of Troy, Ltd.* (Household Durables)	101	19,546

September 30, 2020 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Herman Miller, Inc. (Commercial Services & Supplies)	234	$7,057
Hexcel Corp. (Aerospace & Defense)	332	11,139
Highwoods Properties, Inc. (Equity Real Estate Investment Trusts)	413	13,864
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	265	22,130
HNI Corp. (Commercial Services & Supplies)	170	5,335
Home BancShares, Inc. (Banks)	605	9,172
Hubbell, Inc. (Electrical Equipment)	216	29,557
Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts)	610	13,377
IAA, Inc.* (Commercial Services & Supplies)	533	27,753
ICU Medical, Inc.* (Health Care Equipment & Supplies)	77	14,073
IDACORP, Inc. (Electric Utilities)	201	16,060
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	412	16,711
Ingevity Corp.* (Chemicals)	164	8,108
Ingredion, Inc. (Food Products)	266	20,131
Insperity, Inc. (Professional Services)	144	9,431
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	282	13,316
Interactive Brokers Group, Inc. - Class A (Capital Markets)	314	15,176
InterDigital, Inc. (Communications Equipment)	123	7,018
International Bancshares Corp. (Banks)	221	5,759
ITT, Inc. (Machinery)	344	20,313
J2 Global, Inc.* (Software)	178	12,321
Jabil, Inc. (Electronic Equipment, Instruments & Components)	539	18,466
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	90	7,138
Janus Henderson Group PLC (Capital Markets)	600	13,032
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	221	31,512
JBG Smith Properties (Equity Real Estate Investment Trusts)	447	11,953
Jefferies Financial Group, Inc. (Diversified Financial Services)	859	15,462
JetBlue Airways Corp.* (Airlines)	1,084	12,282
John Wiley & Sons, Inc. - Class A (Media)	174	5,518
Jones Lang LaSalle, Inc. (Real Estate Management & Development)	206	19,706
KAR Auction Services, Inc. (Commercial Services & Supplies)	514	7,402
KB Home (Household Durables)	350	13,437
KBR, Inc. (IT Services)	566	12,656
Kemper Corp. (Insurance)	244	16,307
Kennametal, Inc. (Machinery)	330	9,550
Kilroy Realty Corp. (Equity Real Estate Investment Trusts)	417	21,667
Kirby Corp.* (Marine)	239	8,645
Knight-Swift Transportation Holdings, Inc. (Road & Rail)	501	20,390
Kohl's Corp. (Multiline Retail)	628	11,637
Lamar Advertising Co. - Class A (Equity Real Estate Investment Trusts)	344	22,762
Lancaster Colony Corp. (Food Products)	78	13,946
Landstar System, Inc. (Road & Rail)	153	19,200
Lear Corp. (Auto Components)	217	23,664
LendingTree, Inc.* (Thrifts & Mortgage Finance)	31	9,514
Lennox International, Inc. (Building Products)	138	37,620
LHC Group, Inc.* (Health Care Providers & Services)	126	26,783
Life Storage, Inc. (Equity Real Estate Investment Trusts)	187	19,685
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	64	6,100
Lincoln Electric Holdings, Inc. (Machinery)	236	21,721
Lithia Motors, Inc. - Class A (Specialty Retail)	89	20,287
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	97	17,202
LivaNova PLC* (Health Care Equipment & Supplies)	194	8,771
LiveRamp Holdings, Inc.* (IT Services)	262	13,564
Louisiana-Pacific Corp. (Paper & Forest Products)	447	13,191
Lumentum Holdings, Inc.* (Communications Equipment)	299	22,464
Manhattan Associates, Inc.* (Software)	253	24,159
ManpowerGroup, Inc. (Professional Services)	231	16,938
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	163	14,802
Masimo Corp.* (Health Care Equipment & Supplies)	201	47,448
MasTec, Inc.* (Construction & Engineering)	223	9,411
Mattel, Inc.* (Leisure Products)	1,380	16,146
MAXIMUS, Inc. (IT Services)	244	16,692
MDU Resources Group, Inc. (Multi-Utilities)	798	17,954
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts)	2,103	37,076
MEDNAX, Inc.* (Health Care Providers & Services)	340	5,535
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	108	12,069
Mercury General Corp. (Insurance)	106	4,385
Mercury Systems, Inc.* (Aerospace & Defense)	223	17,274
Minerals Technologies, Inc. (Chemicals)	136	6,950
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	219	23,921
Molina Healthcare, Inc.* (Health Care Providers & Services)	236	43,197
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	168	46,974
MSA Safety, Inc. (Commercial Services & Supplies)	144	19,320
MSC Industrial Direct Co., Inc. - Class A (Trading Companies & Distributors)	181	11,454
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	574	5,120
Murphy USA, Inc.* (Specialty Retail)	108	13,853
National Fuel Gas Co. (Gas Utilities)	362	14,694
National Instruments Corp. (Electronic Equipment, Instruments & Components)	523	18,671

:: ProFund VP UltraMid-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
National Retail Properties, Inc. (Equity Real Estate Investment Trusts)	690	$23,812
Navient Corp. (Consumer Finance)	771	6,515
NCR Corp.* (Technology Hardware, Storage & Peripherals)	511	11,314
Nektar Therapeutics* (Pharmaceuticals)	712	11,812
NetScout Systems, Inc.* (Communications Equipment)	288	6,287
New Jersey Resources Corp. (Gas Utilities)	382	10,322
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)	1,845	15,258
NewMarket Corp. (Chemicals)	29	9,927
Nordson Corp. (Machinery)	215	41,242
Nordstrom, Inc. (Multiline Retail)	431	5,138
NorthWestern Corp. (Multi-Utilities)	201	9,777
Nu Skin Enterprises, Inc. - Class A (Personal Products)	204	10,219
NuVasive, Inc.* (Health Care Equipment & Supplies)	204	9,908
nVent Electric PLC (Electrical Equipment)	676	11,958
OGE Energy Corp. (Electric Utilities)	796	23,872
O-I Glass, Inc. (Containers & Packaging)	624	6,608
Old Republic International Corp. (Insurance)	1,125	16,583
Olin Corp. (Chemicals)	566	7,007
Ollie's Bargain Outlet Holdings, Inc.* (Multiline Retail)	226	19,740
Omega Healthcare Investors, Inc. (Equity Real Estate Investment Trusts)	903	27,036
ONE Gas, Inc. (Gas Utilities)	210	14,492
Oshkosh Corp. (Machinery)	271	19,919
Owens Corning (Building Products)	430	29,588
PacWest Bancorp (Banks)	464	7,925
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	131	10,779
Park Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	937	9,361
Patterson Cos., Inc. (Health Care Providers & Services)	345	8,316
Paylocity Holding Corp.* (Software)	148	23,890
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	521	6,528
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	573	41,656
Penumbra, Inc.* (Health Care Equipment & Supplies)	134	26,047
Perspecta, Inc. (IT Services)	544	10,581
Physicians Realty Trust (Equity Real Estate Investment Trusts)	828	14,829
Pilgrim's Pride Corp.* (Food Products)	194	2,903
Pinnacle Financial Partners, Inc. (Banks)	302	10,748
PNM Resources, Inc. (Electric Utilities)	317	13,102
Polaris, Inc. (Leisure Products)	229	21,604
Pool Corp. (Distributors)	159	53,192
Post Holdings, Inc.* (Food Products)	250	21,500
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	266	11,199
PRA Health Sciences, Inc.* (Life Sciences Tools & Services)	254	25,766
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	200	7,284
Primerica, Inc. (Insurance)	157	17,763
Prosperity Bancshares, Inc. (Banks)	369	19,125
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	80	9,791
PTC, Inc.* (Software)	416	34,412
Qualys, Inc.* (Software)	134	13,133
Quidel Corp.* (Health Care Equipment & Supplies)	152	33,346
Rayonier, Inc. (Equity Real Estate Investment Trusts)	543	14,357
Regal Beloit Corp. (Electrical Equipment)	161	15,113
Reinsurance Group of America, Inc. (Insurance)	270	25,701
Reliance Steel & Aluminum Co. (Metals & Mining)	254	25,918
RenaissanceRe Holdings, Ltd. (Insurance)	204	34,626
Repligen Corp.* (Biotechnology)	194	28,623
Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts)	492	22,514
RH* (Specialty Retail)	61	23,340
RLI Corp. (Insurance)	157	13,146
Royal Gold, Inc. (Metals & Mining)	261	31,364
RPM International, Inc. (Chemicals)	517	42,829
Ryder System, Inc. (Road & Rail)	214	9,039
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	818	11,276
Sabre Corp. (IT Services)	1,239	8,066
Sally Beauty Holdings, Inc.* (Specialty Retail)	449	3,902
Sanderson Farms, Inc. (Food Products)	79	9,320
Science Applications International Corp. (IT Services)	231	18,115
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	222	7,750
SEI Investments Co. (Capital Markets)	484	24,548
Selective Insurance Group, Inc. (Insurance)	238	12,255
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	259	13,717
Sensient Technologies Corp. (Chemicals)	168	9,700
Service Corp. International (Diversified Consumer Services)	701	29,568
Service Properties Trust (Equity Real Estate Investment Trusts)	655	5,207
Signature Bank (Banks)	213	17,677
Silgan Holdings, Inc. (Containers & Packaging)	313	11,509
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	174	17,026
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	300	6,090
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	542	16,379
SLM Corp. (Consumer Finance)	1,493	12,078
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	199	47,432
Sonoco Products Co. (Containers & Packaging)	399	20,377
Southwest Gas Holdings, Inc. (Gas Utilities)	222	14,008
Spire, Inc. (Gas Utilities)	205	10,906
Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts)	410	13,838
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	469	9,816

September 30, 2020 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Steel Dynamics, Inc. (Metals & Mining)	795	$22,761
Stericycle, Inc.* (Commercial Services & Supplies)	364	22,954
Sterling Bancorp (Banks)	774	8,142
Stifel Financial Corp. (Capital Markets)	273	13,803
STORE Capital Corp. (Equity Real Estate Investment Trusts)	907	24,879
Strategic Education, Inc. (Diversified Consumer Services)	97	8,873
Sunrun, Inc.* (Electrical Equipment)	505	38,920
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	136	10,937
Syneos Health, Inc.* (Life Sciences Tools & Services)	278	14,778
SYNNEX Corp. (Electronic Equipment, Instruments & Components)	164	22,970
Synovus Financial Corp. (Banks)	586	12,406
Taubman Centers, Inc. (Equity Real Estate Investment Trusts)	245	8,156
Taylor Morrison Home Corp.* (Household Durables)	516	12,688
TCF Financial Corp. (Banks)	606	14,156
TEGNA, Inc. (Media)	871	10,234
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	396	7,302
Tempur Sealy International, Inc.* (Household Durables)	191	17,035
Tenet Healthcare Corp.* (Health Care Providers & Services)	419	10,270
Teradata Corp.* (IT Services)	434	9,852
Terex Corp. (Machinery)	276	5,343
Tetra Tech, Inc. (Commercial Services & Supplies)	214	20,437
Texas Capital Bancshares, Inc.* (Banks)	201	6,257
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	259	15,745
The Boston Beer Co., Inc.* - Class A (Beverages)	36	31,801
The Brink's Co. (Commercial Services & Supplies)	201	8,259
The Chemours Co. (Chemicals)	653	13,654
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	483	5,477
The Goodyear Tire & Rubber Co. (Auto Components)	927	7,110
The Hain Celestial Group, Inc.* (Food Products)	332	11,388
The Hanover Insurance Group, Inc. (Insurance)	150	13,977
The Macerich Co. (Equity Real Estate Investment Trusts)	446	3,028
The Middleby Corp.* (Machinery)	221	19,826
The New York Times Co. - Class A (Media)	574	24,562
The Scotts Miracle-Gro Co. - Class A (Chemicals)	162	24,772
The Timken Co. (Machinery)	269	14,585
The Toro Co. (Machinery)	427	35,847
The Wendy's Co. (Hotels, Restaurants & Leisure)	712	15,874
Thor Industries, Inc. (Automobiles)	220	20,958
Toll Brothers, Inc. (Household Durables)	457	22,238
Tootsie Roll Industries, Inc. (Food Products)	69	2,132
TopBuild Corp.* (Household Durables)	132	22,530
TreeHouse Foods, Inc.* (Food Products)	225	9,119
Trex Co., Inc.* (Building Products)	460	32,936
TRI Pointe Group, Inc.* (Household Durables)	518	9,397
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	995	48,457
Trinity Industries, Inc. (Machinery)	354	6,903
TripAdvisor, Inc. (Interactive Media & Services)	382	7,483
Trustmark Corp. (Banks)	252	5,395
UGI Corp. (Gas Utilities)	829	27,340
UMB Financial Corp. (Banks)	172	8,430
Umpqua Holdings Corp. (Banks)	876	9,303
United Bankshares, Inc. (Banks)	516	11,079
United States Steel Corp. (Metals & Mining)	877	6,437
United Therapeutics Corp.* (Biotechnology)	177	17,877
Univar Solutions, Inc.* (Trading Companies & Distributors)	672	11,343
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	170	30,726
Urban Edge Properties (Equity Real Estate Investment Trusts)	436	4,238
Urban Outfitters, Inc.* (Specialty Retail)	272	5,660
Valley National Bancorp (Banks)	1,606	11,001
Valmont Industries, Inc. (Construction & Engineering)	85	10,555
Valvoline, Inc. (Chemicals)	736	14,013
ViaSat, Inc.* (Communications Equipment)	255	8,769
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	527	8,205
Visteon Corp.* (Auto Components)	111	7,683
Washington Federal, Inc. (Thrifts & Mortgage Finance)	301	6,279
Watsco, Inc. (Trading Companies & Distributors)	131	30,509
Webster Financial Corp. (Banks)	359	9,481
Weingarten Realty Investors (Equity Real Estate Investment Trusts)	479	8,124
Werner Enterprises, Inc. (Road & Rail)	231	9,700
WEX, Inc.* (IT Services)	175	24,319
Williams-Sonoma, Inc. (Specialty Retail)	309	27,946
Wingstop, Inc. (Hotels, Restaurants & Leisure)	118	16,125
Wintrust Financial Corp. (Banks)	229	9,171
Woodward, Inc. (Machinery)	231	18,517
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	253	5,361
World Wrestling Entertainment, Inc. - Class A (Entertainment)	186	7,527
Worthington Industries, Inc. (Metals & Mining)	143	5,832
WPX Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,607	7,874
WW International, Inc.* (Diversified Consumer Services)	187	3,529
Wyndham Destinations, Inc. (Hotels, Restaurants & Leisure)	339	10,428
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	371	18,736
XPO Logistics, Inc.* (Air Freight & Logistics)	363	30,732
Yelp, Inc.* (Interactive Media & Services)	273	5,485
TOTAL COMMON STOCKS (Cost $4,628,215)		$6,573,065

:: ProFund VP UltraMid-Cap :: September 30, 2020

	Principal Amount	Value
Repurchase Agreements(a)(b) (21.4%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $1,787,001	$1,787,000	$1,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,787,000)		1,787,000
TOTAL INVESTMENT SECURITIES (Cost $6,415,215) - 100.2%		8,360,065
Net other assets (liabilities) - (0.2)%		(15,090)

NET ASSETS - 100.0%		$8,344,975

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $1,335,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap400 Futures Contracts	1	12/21/20	$185,530	$(1,857)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	10/27/20	0.55%	$4,450,139	$3,705
SPDR S&P MidCap 400 ETF	Goldman Sachs International	10/27/20	0.30%	1,157,773	459
				$5,607,912	$4,164
S&P MidCap 400	UBS AG	10/27/20	0.45%	3,364,541	3,230
SPDR S&P MidCap 400 ETF	UBS AG	10/27/20	0.40%	932,176	364
				$4,296,717	$3,594
				$9,904,629	$7,758

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP UltraMid-Cap ::

ProFund VP UltraMid-Cap invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$66,656	0.8%
Air Freight & Logistics	30,732	0.4%
Airlines	12,282	0.1%
Auto Components	95,185	1.1%
Automobiles	35,927	0.4%
Banks	347,001	4.2%
Beverages	31,801	0.4%
Biotechnology	118,671	1.4%
Building Products	115,280	1.4%
Capital Markets	165,788	2.0%
Chemicals	170,017	2.0%
Commercial Services & Supplies	136,320	1.6%
Communications Equipment	68,789	0.8%
Construction & Engineering	72,499	0.9%
Construction Materials	14,329	0.2%
Consumer Finance	28,033	0.3%
Containers & Packaging	71,275	0.9%
Distributors	53,192	0.6%
Diversified Consumer Services	81,014	1.0%
Diversified Financial Services	15,462	0.2%
Electric Utilities	78,118	0.9%
Electrical Equipment	212,851	2.6%
Electronic Equipment, Instruments & Components	246,089	2.9%
Energy Equipment & Services	5,905	0.1%
Entertainment	11,787	0.1%
Equity Real Estate Investment Trusts	592,727	7.1%
Food & Staples Retailing	71,796	0.9%
Food Products	132,693	1.6%
Gas Utilities	91,762	1.2%
Health Care Equipment & Supplies	220,379	2.7%
Health Care Providers & Services	206,698	2.5%
Hotels, Restaurants & Leisure	289,857	3.5%
Household Durables	116,871	1.4%
Household Products	9,080	0.1%
Industrial Conglomerates	26,554	0.3%
Insurance	294,131	3.5%
Interactive Media & Services	12,968	0.2%
Internet & Direct Marketing Retail	26,545	0.3%
IT Services	164,521	2.0%
Leisure Products	56,307	0.7%
Life Sciences Tools & Services	135,353	1.6%
Machinery	318,236	3.7%
Marine	8,645	0.1%
Media	85,772	1.0%
Metals & Mining	109,795	1.3%
Multiline Retail	36,515	0.4%
Multi-Utilities	41,104	0.5%
Oil, Gas & Consumable Fuels	69,589	0.8%
Paper & Forest Products	18,970	0.2%
Personal Products	19,281	0.2%
Pharmaceuticals	50,608	0.6%
Professional Services	55,125	0.7%
Real Estate Management & Development	19,706	0.2%
Road & Rail	63,725	0.8%
Semiconductors & Semiconductor Equipment	273,047	3.4%
Software	251,180	3.0%
Specialty Retail	188,053	2.3%
Technology Hardware, Storage & Peripherals	11,314	0.1%
Textiles, Apparel & Luxury Goods	66,390	0.8%
Thrifts & Mortgage Finance	47,594	0.6%
Trading Companies & Distributors	62,167	0.7%
Water Utilities	35,702	0.4%
Wireless Telecommunication Services	7,302	0.1%
Other**	1,771,910	21.2%
Total	$8,344,975	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (51.9%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	5,880	$475,986
Adobe, Inc.* (Software)	3,654	1,792,031
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,944	733,319
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,670	191,098
Align Technology, Inc.* (Health Care Equipment & Supplies)	600	196,416
Alphabet, Inc.* - Class A (Interactive Media & Services)	2,059	3,017,670
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,992	2,927,443
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,991	9,417,852
Amgen, Inc. (Biotechnology)	4,462	1,134,061
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,812	328,273
ANSYS, Inc.* (Software)	654	214,008
Apple, Inc. (Technology Hardware, Storage & Peripherals)	102,132	11,827,907
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,957	413,594
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	582	214,915
Autodesk, Inc.* (Software)	1,670	385,787
Automatic Data Processing, Inc. (IT Services)	3,275	456,830
Baidu, Inc.*ADR (Interactive Media & Services)	2,142	271,156
Biogen, Inc.* (Biotechnology)	1,206	342,118
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,381	105,066
Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	312	533,732
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	3,045	1,109,354
Cadence Design Systems, Inc.* (Software)	2,124	226,482
CDW Corp. (Electronic Equipment, Instruments & Components)	1,087	129,929
Cerner Corp. (Health Care Technology)	2,326	168,147
Charter Communications, Inc.* - Class A (Media)	1,561	974,595
Check Point Software Technologies, Ltd.* (Software)	1,068	128,523
Cintas Corp. (Commercial Services & Supplies)	788	262,270
Cisco Systems, Inc. (Communications Equipment)	32,164	1,266,940
Citrix Systems, Inc. (Software)	941	129,585
Cognizant Technology Solutions Corp. - Class A (IT Services)	4,131	286,774
Comcast Corp. - Class A (Media)	34,726	1,606,425
Copart, Inc.* (Commercial Services & Supplies)	1,788	188,026
Costco Wholesale Corp. (Food & Staples Retailing)	3,366	1,194,930
CSX Corp. (Road & Rail)	5,828	452,662
DexCom, Inc.* (Health Care Equipment & Supplies)	729	300,516
DocuSign, Inc.* (Software)	1,409	303,273
Dollar Tree, Inc.* (Multiline Retail)	1,808	165,143
eBay, Inc. (Internet & Direct Marketing Retail)	5,331	277,745
Electronic Arts, Inc.* (Entertainment)	2,200	286,902
Exelon Corp. (Electric Utilities)	7,423	265,446
Expedia Group, Inc. (Internet & Direct Marketing Retail)	1,034	94,807
Facebook, Inc.* - Class A (Interactive Media & Services)	14,358	3,760,361
Fastenal Co. (Trading Companies & Distributors)	4,370	197,043
Fiserv, Inc.* (IT Services)	5,101	525,658
Fox Corp. - Class A (Media)	2,618	72,859
Fox Corp. - Class B (Media)	1,989	55,632
Gilead Sciences, Inc. (Biotechnology)	9,550	603,465
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	648	254,735
Illumina, Inc.* (Life Sciences Tools & Services)	1,112	343,697
Incyte Corp.* (Biotechnology)	1,666	149,507
Intel Corp. (Semiconductors & Semiconductor Equipment)	32,398	1,677,568
Intuit, Inc. (Software)	1,994	650,463
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	891	632,200
JD.com, Inc.*ADR (Internet & Direct Marketing Retail)	6,992	542,649
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,184	229,388
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,109	367,911
Liberty Global PLC* - Class A (Media)	1,388	29,162
Liberty Global PLC* - Class C (Media)	3,038	62,385
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	947	311,913
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	2,471	228,765
Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	2,031	137,316
Mercadolibre, Inc.* (Internet & Direct Marketing Retail)	379	410,260
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,923	197,607
Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	8,462	397,376
Microsoft Corp. (Software)	45,192	9,505,233
Moderna, Inc.* (Biotechnology)	3,006	212,675
Mondelez International, Inc. - Class A (Food Products)	10,879	624,999
Monster Beverage Corp.* (Beverages)	4,017	322,163
NetEase, Inc.ADR (Entertainment)	546	248,250
Netflix, Inc.* (Entertainment)	3,359	1,679,600
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	4,700	2,543,733

:: ProFund VP UltraNasdaq-100 :: September 30, 2020

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,127	$265,471
O'Reilly Automotive, Inc.* (Specialty Retail)	564	260,049
PACCAR, Inc. (Machinery)	2,637	224,883
Paychex, Inc. (IT Services)	2,733	218,011
PayPal Holdings, Inc.* (IT Services)	8,938	1,761,054
PepsiCo, Inc. (Beverages)	10,548	1,461,953
Pinduoduo, Inc.*ADR (Internet & Direct Marketing Retail)	2,198	162,982
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	8,595	1,011,460
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	796	445,585
Ross Stores, Inc. (Specialty Retail)	2,711	252,991
Seattle Genetics, Inc.* (Biotechnology)	1,325	259,289
Sirius XM Holdings, Inc.(a) (Media)	33,063	177,218
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,272	185,076
Splunk, Inc.* (Software)	1,210	227,637
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,905	765,118
Synopsys, Inc.* (Software)	1,156	247,361
Take-Two Interactive Software, Inc.* (Entertainment)	871	143,907
Tesla, Inc.* (Automobiles)	7,098	3,045,113
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,977	996,246
The Kraft Heinz Co. (Food Products)	9,313	278,924
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	9,429	1,078,300
Trip.com Group, Ltd.*ADR (Internet & Direct Marketing Retail)	3,984	124,062
Ulta Beauty, Inc.* (Specialty Retail)	429	96,087
VeriSign, Inc.* (IT Services)	875	179,244
Verisk Analytics, Inc. - Class A (Professional Services)	1,237	229,228
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,984	539,886
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	6,601	237,108
Western Digital Corp. (Technology Hardware, Storage & Peripherals)	2,305	84,248
Workday, Inc.* - Class A (Software)	1,348	289,995
Xcel Energy, Inc. (Electric Utilities)	4,002	276,179
Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	1,861	193,991
Zoom Video Communications, Inc.* - Class A (Software)	1,388	652,513

TOTAL COMMON STOCKS
(Cost $32,112,083)		88,143,478

	Principal Amount	Value
Repurchase Agreements(b)(c) (46.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $78,529,054	$78,529,000	$78,529,000
TOTAL REPURCHASE AGREEMENTS
(Cost $78,529,000)		78,529,000

Collateral for Securities Loaned (0.1%)
	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	98,378	$98,378
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	589	589
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	2,566	2,566
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	76,967	76,967
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $178,500)		178,500
TOTAL INVESTMENT SECURITIES
(Cost $110,819,583) - 98.3%		166,850,978
Net other assets (liabilities) - 1.7%		2,937,904

NET ASSETS - 100.0%		$169,788,882

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $159,460.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $32,171,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.
ADR	American Depositary Receipt
NYS	New York Shares

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq 100 Futures Contracts	60	12/21/20	$13,682,700	$355,513

September 30, 2020 :: ProFund VP UltraNasdaq-100 ::

Total Return Swap Agreements — Long
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	10/27/20	0.45%	$33,918,141	$77,254
Nasdaq-100 Index	Goldman Sachs International	10/27/20	0.65%	76,516,436	360,717
				$110,434,577	$437,971

Invesco QQQ Trust, Series 1 ETF	UBS AG	10/27/20	0.50%	47,760,648	108,650
Nasdaq-100 Index	UBS AG	10/27/20	0.90%	78,752,213	368,389
				$126,512,861	$477,039
				$236,947,438	$915,010

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of September 30, 2020:
	Value	% of Net Assets
Automobiles	$3,045,113	1.8%
Beverages	1,784,116	1.1%
Biotechnology	3,982,750	2.4%
Commercial Services & Supplies	450,296	0.3%
Communications Equipment	1,266,940	0.7%
Electric Utilities	541,625	0.3%
Electronic Equipment, Instruments & Components	129,929	0.1%
Entertainment	2,834,645	1.7%
Food & Staples Retailing	1,432,038	0.8%
Food Products	903,923	0.5%
Health Care Equipment & Supplies	1,383,867	0.8%
Health Care Technology	168,147	0.1%
Hotels, Restaurants & Leisure	993,883	0.6%
Interactive Media & Services	9,976,630	5.8%
Internet & Direct Marketing Retail	11,564,089	6.7%
IT Services	3,427,571	2.0%
Life Sciences Tools & Services	343,697	0.2%
Machinery	224,883	0.1%
Media	2,978,276	1.8%
Multiline Retail	165,143	0.1%
Professional Services	229,228	0.1%
Road & Rail	452,662	0.3%
Semiconductors & Semiconductor Equipment	11,002,598	6.5%
Software	14,752,891	8.8%
Specialty Retail	609,127	0.4%
Technology Hardware, Storage & Peripherals	11,912,155	7.0%
Textiles, Apparel & Luxury Goods	311,913	0.2%
Trading Companies & Distributors	197,043	0.1%
Wireless Telecommunication Services	1,078,300	0.6%
Other**	81,645,404	48.1%
Total	$169,788,882	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreement(a) (87.3%)
Repurchase Agreement with various counterparties, rate 0.02%, dated 9/30/20, due 10/1/20, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENT
(Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES
(Cost $2,000) - 87.3%		2,000
Net other assets (liabilities) - 12.7%		292

NET ASSETS - 100.0%		$2,292

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	10/27/20	(0.30)%	$(2,838)	$(20)

Dow Jones Industrial Average	UBS AG	10/27/20	(0.30)%	(1,750)	(14)
				$(4,588)	$(34)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b) (98.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $772,001	$772,000	$772,000
TOTAL REPURCHASE AGREEMENTS
(Cost $772,000)		772,000
TOTAL INVESTMENT SECURITIES
(Cost $772,000) - 98.8%		772,000
Net other assets (liabilities) - 1.2%		9,657

NET ASSETS - 100.0%		$781,657

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $424,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	10/27/20	(0.40)%	$(73,570)	$(348)
Nasdaq-100 Index	UBS AG	10/27/20	(0.25)%	(1,488,559)	(7,133)
				$(1,562,129)	$(7,481)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (51.4%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Internet & Direct Marketing Retail)	85	$2,120
1Life Healthcare, Inc.* (Health Care Providers & Services)	270	7,657
1st Constitution Bancorp (Banks)	31	369
1st Source Corp. (Banks)	56	1,727
3D Systems Corp.* (Technology Hardware, Storage & Peripherals)	405	1,989
89bio, Inc.* (Biotechnology)	22	565
8x8, Inc.* (Software)	355	5,520
A10 Networks, Inc.* (Software)	209	1,331
AAON, Inc. (Building Products)	141	8,495
AAR Corp. (Aerospace & Defense)	115	2,162
Aaron's, Inc. (Specialty Retail)	232	13,142
Abeona Therapeutics, Inc.* (Biotechnology)	207	211
Abercrombie & Fitch Co. - Class A (Specialty Retail)	214	2,981
ABM Industries, Inc. (Commercial Services & Supplies)	230	8,432
Acacia Communications, Inc.* (Communications Equipment)	133	8,964
Acacia Research Corp.* (Professional Services)	163	566
Acadia Realty Trust (Equity Real Estate Investment Trusts)	291	3,056
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	153	1,639
Accelerate Diagnostics, Inc.* (Life Sciences Tools & Services)	107	1,141
ACCO Brands Corp. (Commercial Services & Supplies)	317	1,839
Accolade, Inc.* (Health Care Technology)	40	1,555
Accuray, Inc.* (Health Care Equipment & Supplies)	307	737
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	275	391
ACI Worldwide, Inc.* (Software)	393	10,269
ACNB Corp. (Banks)	29	603
Acushnet Holdings Corp. (Leisure Products)	118	3,966
Acutus Medical, Inc.* (Health Care Equipment & Supplies)	34	1,013
Adams Resources & Energy, Inc. (Oil, Gas & Consumable Fuels)	8	159
AdaptHealth Corp.* (Health Care Providers & Services)	86	1,876
Addus Homecare Corp.* (Health Care Providers & Services)	47	4,442
Adient PLC* (Auto Components)	302	5,234
ADMA Biologics, Inc.* (Biotechnology)	207	495
Adtalem Global Education, Inc.* (Diversified Consumer Services)	179	4,393
ADTRAN, Inc. (Communications Equipment)	164	1,682
Advanced Disposal Services, Inc.* (Commercial Services & Supplies)	253	7,648
Advanced Drainage Systems, Inc. (Building Products)	191	11,926
Advanced Emissions Solutions, Inc. (Chemicals)	54	219
Advanced Energy Industries, Inc.* (Semiconductors & Semiconductor Equipment)	130	8,182
AdvanSix, Inc.* (Chemicals)	94	1,211
Adverum Biotechnologies, Inc.* (Biotechnology)	298	3,069
Aegion Corp.* (Construction & Engineering)	104	1,470
Aeglea BioTherapeutics, Inc.* (Biotechnology)	144	1,021
Aerie Pharmaceuticals, Inc.* (Pharmaceuticals)	126	1,483
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	252	10,052
AeroVironment, Inc.* (Aerospace & Defense)	74	4,441
Affimed NV* (Biotechnology)	279	946
Agenus, Inc.* (Biotechnology)	521	2,084
Agile Therapeutics, Inc.* (Pharmaceuticals)	233	708
Agilysys, Inc.* (Software)	62	1,498
Agree Realty Corp. (Equity Real Estate Investment Trusts)	183	11,646
AgroFresh Solutions, Inc.* (Chemicals)	105	255
Aimmune Therapeutics, Inc.* (Biotechnology)	160	5,512
Air Transport Services Group, Inc.* (Air Freight & Logistics)	202	5,062
Akcea Therapeutics, Inc.* (Pharmaceuticals)	56	1,016
Akebia Therapeutics, Inc.* (Biotechnology)	492	1,235
Akerna Corp.* (Professional Services)	31	113
Akero Therapeutics, Inc.* (Biotechnology)	46	1,416
Akouos, Inc.* (Biotechnology)	50	1,144
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	107	873
Alamo Group, Inc. (Machinery)	34	3,673
Alarm.com Holdings, Inc.* (Software)	163	9,006
Alaska Communications Systems Group, Inc. (Diversified Telecommunication Services)	178	356
Albany International Corp. - Class A (Machinery)	106	5,248
Albireo Pharma, Inc.* (Biotechnology)	46	1,535
Alcoa Corp.* (Metals & Mining)	643	7,478
Alector, Inc.* (Biotechnology)	159	1,675
Alerus Financial Corp. (Diversified Financial Services)	51	1,000
Alexander & Baldwin, Inc. (Equity Real Estate Investment Trusts)	249	2,791
Alexander's, Inc. (Equity Real Estate Investment Trusts)	7	1,717
Alico, Inc. (Food Products)	18	515
Allakos, Inc.* (Biotechnology)	84	6,842
Allegheny Technologies, Inc.* (Metals & Mining)	436	3,802
Allegiance Bancshares, Inc. (Banks)	65	1,519
Allegiant Travel Co. (Airlines)	45	5,391
ALLETE, Inc. (Electric Utilities)	179	9,261

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Allied Motion Technologies, Inc. (Electrical Equipment)	25	$1,032
Allogene Therapeutics, Inc.* (Biotechnology)	185	6,976
Allovir, Inc.* (Biotechnology)	62	1,705
Allscripts Healthcare Solutions, Inc.* (Health Care Technology)	555	4,518
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	71	910
Alpha Pro Tech, Ltd.* (Building Products)	42	621
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	155	1,029
Alpine Income Property Trust, Inc. (Equity Real Estate Investment Trusts)	23	358
Alta Equipment Group, Inc.* (Trading Companies & Distributors)	58	454
Altabancorp (Banks)	55	1,107
Altair Engineering, Inc.* - Class A (Software)	146	6,129
Altisource Portfolio Solutions S.A.* (Real Estate Management & Development)	16	203
Altra Industrial Motion Corp. (Machinery)	221	8,170
ALX Oncology Holdings, Inc.* (Biotechnology)	33	1,245
AMAG Pharmaceuticals, Inc.* (Biotechnology)	106	996
Amalgamated Bank - Class A (Banks)	46	487
A-Mark Precious Metals, Inc. (Diversified Financial Services)	17	573
Ambac Financial Group, Inc.* (Insurance)	156	1,992
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	114	5,949
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	179	843
AMC Networks, Inc.* - Class A (Media)	133	3,286
Amerant Bancorp, Inc.* (Banks)	78	726
Ameresco, Inc.* - Class A (Construction & Engineering)	84	2,806
American Assets Trust, Inc. (Equity Real Estate Investment Trusts)	173	4,168
American Axle & Manufacturing Holdings, Inc.* (Auto Components)	386	2,227
American Eagle Outfitters, Inc. (Specialty Retail)	518	7,672
American Equity Investment Life Holding Co. (Insurance)	312	6,861
American Finance Trust, Inc. (Equity Real Estate Investment Trusts)	375	2,351
American National Bankshares, Inc. (Banks)	37	774
American Outdoor Brands, Inc.* (Leisure Products)	47	612
American Public Education, Inc.* (Diversified Consumer Services)	50	1,410
American Realty Investors, Inc.* (Real Estate Management & Development)	4	36
American Renal Associates Holdings, Inc.* (Health Care Providers & Services)	49	338
American Software, Inc. - Class A (Software)	103	1,446
American States Water Co. (Water Utilities)	127	9,518
American Superconductor Corp.* (Electrical Equipment)	77	1,115
American Vanguard Corp. (Chemicals)	99	1,301
American Woodmark Corp.* (Building Products)	58	4,555
America's Car-Mart, Inc.* (Specialty Retail)	22	1,867
Ameris Bancorp (Banks)	228	5,194
AMERISAFE, Inc. (Insurance)	66	3,786
Ames National Corp. (Banks)	30	507
Amicus Therapeutics, Inc.* (Biotechnology)	873	12,327
Amkor Technology, Inc.* (Semiconductors & Semiconductor Equipment)	343	3,842
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	160	9,354
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	341	1,323
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	125	2,344
Amyris, Inc.* (Oil, Gas & Consumable Fuels)	366	1,069
AnaptysBio, Inc.* (Biotechnology)	74	1,092
Anavex Life Sciences Corp.* (Biotechnology)	180	819
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	126	1,520
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	32	903
Anika Therapeutics, Inc.* (Health Care Equipment & Supplies)	48	1,699
Annexon, Inc.* (Biotechnology)	51	1,542
Antares Pharma, Inc.* (Health Care Equipment & Supplies)	564	1,523
Anterix, Inc.* (Diversified Telecommunication Services)	37	1,210
Antero Resources Corp.*(a) (Oil, Gas & Consumable Fuels)	834	2,294
Anworth Mortgage Asset Corp. (Mortgage Real Estate Investment Trusts)	337	553
Apellis Pharmaceuticals, Inc.* (Biotechnology)	206	6,215
API Group Corp.* (Construction & Engineering)	481	6,845
Apogee Enterprises, Inc. (Building Products)	88	1,881
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts)	509	4,586
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	68	1,220
Appfolio, Inc.* (Software)	56	7,941
Appian Corp.* (Software)	122	7,900
Applied Genetic Technologies Corp.* (Biotechnology)	84	408
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	133	7,328
Applied Molecular Transport, Inc.* (Biotechnology)	43	1,368
Applied Optoelectronics, Inc.* (Communications Equipment)	74	833
Applied Therapeutics, Inc.* (Biotechnology)	47	976
Aprea Therapeutics, Inc.* (Biotechnology)	25	602
Aptinyx, Inc.* (Biotechnology)	87	294
Apyx Medical Corp.* (Health Care Equipment & Supplies)	115	542

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	68	$330
Aravive, Inc.* (Biotechnology)	42	197
Arbor Realty Trust, Inc. (Mortgage Real Estate Investment Trusts)	362	4,152
ArcBest Corp. (Road & Rail)	87	2,702
Arch Resources, Inc.* (Oil, Gas & Consumable Fuels)	52	2,209
Archrock, Inc. (Energy Equipment & Services)	446	2,399
Arconic Corp.* (Metals & Mining)	342	6,515
Arcosa, Inc. (Construction & Engineering)	167	7,363
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	55	2,360
Arcus Biosciences, Inc.* (Biotechnology)	145	2,485
Arcutis Biotherapeutics, Inc.* (Biotechnology)	62	1,817
Ardelyx, Inc.* (Biotechnology)	251	1,318
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	115	409
Arena Pharmaceuticals, Inc.* (Biotechnology)	200	14,958
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts)	106	969
Argan, Inc. (Construction & Engineering)	51	2,137
Argo Group International Holdings, Ltd. (Insurance)	111	3,822
Arlington Asset Investment Corp. - Class A (Capital Markets)	119	338
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	269	1,415
Armada Hoffler Properties, Inc. (Equity Real Estate Investment Trusts)	198	1,833
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts)	220	2,092
Arrow Financial Corp. (Banks)	45	1,138
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	345	14,856
Artesian Resources Corp. - Class A (Water Utilities)	28	965
Artisan Partners Asset Management, Inc. (Capital Markets)	189	7,369
Arvinas, Inc.* (Pharmaceuticals)	100	2,361
Asbury Automotive Group, Inc.* (Specialty Retail)	66	6,432
ASGN, Inc.* (Professional Services)	175	11,123
Aspen Aerogels, Inc.* (Energy Equipment & Services)	70	767
Aspen Group, Inc.* (Diversified Consumer Services)	65	726
Aspira Women's Health, Inc.* (Health Care Equipment & Supplies)	272	839
Assembly Biosciences, Inc.* (Pharmaceuticals)	105	1,726
Assetmark Financial Holdings, Inc.* (Capital Markets)	56	1,217
Associated Capital Group, Inc. - Class A (Capital Markets)	6	217
Astec Industries, Inc. (Machinery)	77	4,177
Astronics Corp.* (Aerospace & Defense)	80	618
Asure Software, Inc.* (Software)	46	347
At Home Group, Inc.* (Specialty Retail)	184	2,734
Atara Biotherapeutics, Inc.* (Biotechnology)	248	3,214
Athenex, Inc.* (Biotechnology)	213	2,577
Athersys, Inc.* (Biotechnology)	595	1,160
Atkore International Group, Inc.* (Electrical Equipment)	163	3,705
Atlantic Capital Bancshares, Inc.* (Banks)	72	817
Atlantic Power Corp.* (Independent Power and Renewable Electricity Producers)	299	586
Atlantic Union Bankshares (Banks)	268	5,727
Atlanticus Holdings Corp.* (Consumer Finance)	17	202
Atlas Air Worldwide Holdings, Inc.* (Air Freight & Logistics)	88	5,359
ATN International, Inc. (Diversified Telecommunication Services)	38	1,905
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	55	575
Atreca, Inc.* - Class A (Biotechnology)	97	1,355
AtriCure, Inc.* (Health Care Equipment & Supplies)	150	5,985
Atrion Corp. (Health Care Equipment & Supplies)	5	3,130
Auburn National BanCorp, Inc. (Banks)	8	290
Avalon GloboCare Corp.* (Health Care Providers & Services)	68	85
Avanos Medical, Inc.* - Class I (Health Care Equipment & Supplies)	163	5,415
Avaya Holdings Corp.* - Class C (Software)	284	4,317
Avenue Therapeutics, Inc.* (Pharmaceuticals)	23	249
AVEO Pharmaceuticals, Inc.* (Biotechnology)	75	446
Avid Bioservices, Inc.* (Biotechnology)	194	1,478
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	107	916
Avidity Biosciences, Inc.* (Biotechnology)	57	1,605
Avient Corp. (Chemicals)	314	8,308
Avis Budget Group, Inc.* (Road & Rail)	181	4,764
Avista Corp. (Multi-Utilities)	231	7,882
Avrobio, Inc.* (Biotechnology)	107	1,393
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	114	2,508
Axcella Health, Inc.* (Biotechnology)	52	240
AxoGen, Inc.* (Health Care Equipment & Supplies)	125	1,454
Axonics Modulation Technologies, Inc.* (Health Care Equipment & Supplies)	104	5,308
Axos Financial, Inc.* - Class I (Thrifts & Mortgage Finance)	198	4,615
Axsome Therapeutics, Inc.* (Pharmaceuticals)	95	6,769
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	134	820
Aytu BioScience, Inc.* (Pharmaceuticals)	79	94
AZZ, Inc. (Electrical Equipment)	89	3,037
B Riley Financial, Inc. (Capital Markets)	65	1,629
B&G Foods, Inc.(a) - Class A (Food Products)	219	6,082
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	100	6,537
Balchem Corp. (Chemicals)	110	10,738
Banc of California, Inc. (Banks)	153	1,548

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
BancFirst Corp. (Banks)	64	$2,614
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Diversified Financial Services)	106	1,288
BancorpSouth Bank (Banks)	340	6,589
Bandwidth, Inc.* (Diversified Telecommunication Services)	66	11,521
Bank First Corp. (Banks)	22	1,291
Bank of Commerce Holdings (Banks)	55	383
Bank of Marin Bancorp (Banks)	45	1,303
Bank7 Corp. (Thrifts & Mortgage Finance)	10	94
BankFinancial Corp. (Thrifts & Mortgage Finance)	45	325
BankUnited, Inc. (Banks)	315	6,902
Bankwell Financial Group, Inc. (Banks)	23	325
Banner Corp. (Banks)	119	3,839
Bar Harbor Bankshares (Banks)	51	1,048
Barnes Group, Inc. (Machinery)	161	5,754
Barrett Business Services, Inc. (Professional Services)	26	1,363
BayCom Corp.* (Banks)	39	402
BCB Bancorp, Inc. (Banks)	49	392
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	188	5,841
Beam Therapeutics, Inc.* (Biotechnology)	121	2,979
Beazer Homes USA, Inc.* (Household Durables)	98	1,294
Bed Bath & Beyond, Inc. (Specialty Retail)	436	6,531
Bel Fuse, Inc. - Class B (Electronic Equipment, Instruments & Components)	34	363
Belden, Inc. (Electronic Equipment, Instruments & Components)	152	4,730
Bellerophon Therapeutics, Inc.* (Health Care Equipment & Supplies)	15	153
BellRing Brands, Inc.* - Class A (Personal Products)	137	2,841
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	125	2,519
Benefitfocus, Inc.* (Software)	100	1,120
Berkshire Hills Bancorp, Inc. (Banks)	154	1,557
Berry Corp. (Oil, Gas & Consumable Fuels)	233	739
Beyond Air, Inc.* (Health Care Equipment & Supplies)	48	249
Beyondspring, Inc.* (Biotechnology)	50	666
BG Staffing, Inc. (Professional Services)	32	271
BGC Partners, Inc. - Class A (Capital Markets)	1,047	2,513
Big Lots, Inc. (Multiline Retail)	135	6,021
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	267
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	606	2,082
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	308	1,149
Biohaven Pharmaceutical Holding Co., Ltd.* (Biotechnology)	165	10,727
Biolife Solutions, Inc.* (Health Care Equipment & Supplies)	47	1,360
BioSig Technologies, Inc.* (Health Care Equipment & Supplies)	83	409
BioSpecifics Technologies Corp.* (Biotechnology)	21	1,109
BioTelemetry, Inc.* (Health Care Providers & Services)	115	5,242
Bioxcel Therapeutics, Inc.* (Biotechnology)	40	1,734
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	76	2,237
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	470	19,528
Black Diamond Therapeutics, Inc.* (Biotechnology)	62	1,874
Black Hills Corp. (Multi-Utilities)	216	11,554
Blackbaud, Inc. (Software)	170	9,491
Blackline, Inc.* (Software)	172	15,417
Blackstone Mortgage Trust, Inc. - Class A (Mortgage Real Estate Investment Trusts)	473	10,392
Bloom Energy Corp.* (Electrical Equipment)	305	5,481
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	301	4,596
Blucora, Inc.* (Capital Markets)	165	1,554
Blue Bird Corp.* (Machinery)	53	644
Bluegreen Vacations Corp. (Hotels, Restaurants & Leisure)	18	88
Bluegreen Vacations Holding Corp.* (Hotels, Restaurants & Leisure)	43	576
Blueprint Medicines Corp.* (Biotechnology)	190	17,612
Bluerock Residential Growth REIT, Inc. (Equity Real Estate Investment Trusts)	85	644
BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	231	9,894
Bogota Financial Corp.* (Thrifts & Mortgage Finance)	20	152
Boingo Wireless, Inc.* (Wireless Telecommunication Services)	150	1,529
Boise Cascade Co. (Paper & Forest Products)	134	5,349
Bonanza Creek Energy, Inc.* (Oil, Gas & Consumable Fuels)	65	1,222
Boot Barn Holdings, Inc.* (Specialty Retail)	98	2,758
Boston Omaha Corp.* - Class A (Media)	45	720
Boston Private Financial Holdings, Inc. (Banks)	281	1,551
Bottomline Technologies, Inc.* (Software)	149	6,282
Box, Inc.* - Class A (Software)	476	8,263
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	279	8,563
Brady Corp. - Class A (Commercial Services & Supplies)	162	6,483
BrainStorm Cell Therapeutics, Inc.* (Biotechnology)	98	1,658
Bridge Bancorp, Inc. (Banks)	57	994
Bridgebio Pharma, Inc.* (Biotechnology)	250	9,380
Bridgewater Bancshares, Inc.* (Thrifts & Mortgage Finance)	76	721
Bridgford Foods Corp.* (Food Products)	6	110
Brigham Minerals, Inc. (Oil, Gas & Consumable Fuels)	127	1,133
Brightcove, Inc.* (IT Services)	135	1,382
Brightsphere Investment Group, Inc. (Capital Markets)	211	2,722
BrightView Holdings, Inc.* (Commercial Services & Supplies)	140	1,596
Brinker International, Inc. (Hotels, Restaurants & Leisure)	154	6,579

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Bristow Group, Inc.* (Energy Equipment & Services)	23	$489
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts)	442	4,358
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	631	1,603
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	112	6,204
Brookfield Renewable Corp. - Class A (Equity Real Estate Investment Trusts)	235	13,771
Brookline Bancorp, Inc. (Banks)	266	2,300
Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	249	11,519
BRP Group, Inc.* - Class A (Insurance)	116	2,890
BRT Apartments Corp. (Equity Real Estate Investment Trusts)	36	424
Bryn Mawr Bank Corp. (Banks)	68	1,691
Builders FirstSource, Inc.* (Building Products)	397	12,949
Business First Bancshares, Inc. (Banks)	66	990
Byline Bancorp, Inc. (Banks)	83	936
C&F Financial Corp. (Banks)	12	356
Cabaletta Bio, Inc.* (Biotechnology)	44	477
Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	100	14,281
Cactus, Inc. - Class A (Energy Equipment & Services)	163	3,127
Cadence Bancorp (Banks)	423	3,634
Cadiz, Inc.* (Water Utilities)	68	675
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	477	26,741
Caesarstone, Ltd. (Building Products)	76	745
CAI International, Inc. (Trading Companies & Distributors)	56	1,542
CalAmp Corp.* (Communications Equipment)	115	827
Calavo Growers, Inc. (Food Products)	57	3,777
Caledonia Mining Corp. PLC (Metals & Mining)	38	646
Caleres, Inc. (Specialty Retail)	127	1,214
California Bancorp, Inc.* (Banks)	26	295
California Water Service Group (Water Utilities)	170	7,387
Calithera Biosciences, Inc.* (Biotechnology)	226	780
Calix, Inc.* (Communications Equipment)	181	3,218
Callaway Golf Co. (Leisure Products)	321	6,144
Cal-Maine Foods, Inc.* (Food Products)	108	4,144
Calyxt, Inc.* (Biotechnology)	35	192
Cambium Networks Corp.* (Communications Equipment)	19	321
Cambridge Bancorp (Banks)	22	1,170
Camden National Corp. (Banks)	51	1,541
Camping World Holdings, Inc. - Class A (Specialty Retail)	113	3,362
Cannae Holdings, Inc.* (Diversified Financial Services)	296	11,029
Cantel Medical Corp. (Health Care Equipment & Supplies)	130	5,712
Capital Bancorp, Inc.* (Banks)	27	255
Capital City Bank Group, Inc. (Banks)	46	864
Capitol Federal Financial, Inc. (Thrifts & Mortgage Finance)	456	4,225
Capstar Financial Holdings, Inc. (Banks)	55	540
Capstead Mortgage Corp. (Mortgage Real Estate Investment Trusts)	327	1,838
Cara Therapeutics, Inc.* (Biotechnology)	141	1,794
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	133	5,234
Cardlytics, Inc.* (Media)	90	6,351
Cardtronics PLC* - Class A (IT Services)	124	2,455
CareDx, Inc.* (Biotechnology)	164	6,222
CareTrust REIT, Inc. (Equity Real Estate Investment Trusts)	328	5,837
Cargurus, Inc.* (Interactive Media & Services)	297	6,424
CarParts.com, Inc.* (Internet & Direct Marketing Retail)	72	778
Carpenter Technology Corp. (Metals & Mining)	163	2,960
Carriage Services, Inc. (Diversified Consumer Services)	57	1,272
Carrols Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	121	780
Cars.com, Inc.* (Interactive Media & Services)	232	1,875
Carter Bank & Trust (Banks)	78	519
Casa Systems, Inc.* (Communications Equipment)	109	439
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	158	8,824
CASI Pharmaceuticals, Inc.* (Biotechnology)	227	347
Casper Sleep, Inc.* (Household Durables)	87	626
Cass Information Systems, Inc. (IT Services)	49	1,972
Cassava Sciences, Inc.* (Pharmaceuticals)	80	921
Castle Biosciences, Inc.* (Biotechnology)	40	2,058
Catabasis Pharmaceuticals, Inc.* (Biotechnology)	66	409
Catalyst Biosciences, Inc.* (Biotechnology)	76	327
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	333	989
CatchMark Timber Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	167	1,491
Cathay General Bancorp (Banks)	261	5,658
Cavco Industries, Inc.* (Household Durables)	32	5,770
CB Financial Services, Inc. (Banks)	17	324
CBIZ, Inc.* (Professional Services)	175	4,002
CBTX, Inc. (Banks)	61	997
CECO Environmental Corp.* (Commercial Services & Supplies)	106	773
Cellular Biomedicine Group, Inc.* (Biotechnology)	42	770
CEL-SCI Corp.* (Biotechnology)	116	1,479
Celsius Holdings, Inc.* (Beverages)	118	2,680
Centogene NV* (Biotechnology)	29	274
Central European Media Enterprises, Ltd.* - Class A (Media)	306	1,282
Central Garden & Pet Co.* (Household Products)	33	1,318
Central Garden & Pet Co.* - Class A (Household Products)	136	4,915

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Central Pacific Financial Corp. (Banks)	94	$1,276
Central Valley Community Bancorp (Banks)	36	445
Century Aluminum Co.* (Metals & Mining)	173	1,232
Century Bancorp, Inc. - Class A (Banks)	10	657
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	93	510
Century Communities, Inc.* (Household Durables)	100	4,233
Cerecor, Inc.* (Pharmaceuticals)	124	282
Cerence, Inc.* (Software)	126	6,158
Cerus Corp.* (Health Care Equipment & Supplies)	564	3,531
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	75	2,953
Champions Oncology, Inc.* (Life Sciences Tools & Services)	25	231
ChampionX Corp.* (Energy Equipment & Services)	638	5,097
ChannelAdvisor Corp.* (Software)	95	1,375
Chart Industries, Inc.* (Machinery)	124	8,713
Chase Corp. (Chemicals)	25	2,385
Chatham Lodging Trust (Equity Real Estate Investment Trusts)	159	1,212
Checkmate Pharmaceuticals, Inc.* (Biotechnology)	17	196
Checkpoint Therapeutics, Inc.* (Biotechnology)	155	415
Chefs' Warehouse, Inc.* (Food & Staples Retailing)	104	1,512
Chembio Diagnostics, Inc.* (Health Care Equipment & Supplies)	68	330
ChemoCentryx, Inc.* (Biotechnology)	170	9,316
Chemung Financial Corp. (Banks)	12	346
Cherry Hill Mortgage Investment Corp. (Mortgage Real Estate Investment Trusts)	52	467
Chesapeake Utilities Corp. (Gas Utilities)	55	4,637
Chiasma, Inc.* (Pharmaceuticals)	172	740
Chico's FAS, Inc. (Specialty Retail)	408	397
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts)	659	5,404
Chimerix, Inc.* (Biotechnology)	166	413
Chinook Therapeutics, Inc.* (Biotechnology)	228	554
ChoiceOne Financial Services, Inc. (Banks)	25	651
ChromaDex Corp.* (Life Sciences Tools & Services)	140	561
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	131	21,460
Chuy's Holdings, Inc.* (Hotels, Restaurants & Leisure)	67	1,312
Cidara Therapeutics, Inc.* (Biotechnology)	121	345
CIM Commercial Trust Corp. (Equity Real Estate Investment Trusts)	39	385
Cimpress PLC* (Commercial Services & Supplies)	61	4,585
Cincinnati Bell, Inc.* (Diversified Telecommunication Services)	172	2,580
Cinemark Holdings, Inc. (Entertainment)	367	3,670
CIRCOR International, Inc.* (Machinery)	69	1,887
CIT Group, Inc. (Banks)	339	6,004
Citi Trends, Inc. (Specialty Retail)	34	849
Citizens & Northern Corp. (Banks)	46	747
Citizens Holding Co. (Banks)	16	359
Citizens, Inc.* (Insurance)	170	942
City Holding Co. (Banks)	54	3,111
City Office REIT, Inc. (Equity Real Estate Investment Trusts)	147	1,105
Civista Bancshares, Inc. (Banks)	54	676
Clarus Corp. (Leisure Products)	80	1,130
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	446	1,106
Clearfield, Inc.* (Communications Equipment)	38	766
Clearwater Paper Corp.* (Paper & Forest Products)	55	2,087
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	120	2,964
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	278	7,495
Cleveland-Cliffs, Inc. (Metals & Mining)	1,356	8,706
Clipper Realty, Inc. (Equity Real Estate Investment Trusts)	51	309
Cloudera, Inc.* (Software)	703	7,656
Clovis Oncology, Inc.*(a) (Biotechnology)	285	1,662
CNB Financial Corp. (Banks)	51	758
CNO Financial Group, Inc. (Insurance)	486	7,795
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	764	7,212
Co.-Diagnostics, Inc.* (Health Care Equipment & Supplies)	91	1,237
Coastal Financial Corp.* (Banks)	31	380
Coca-Cola Consolidated, Inc. (Beverages)	16	3,851
Codexis, Inc.* (Life Sciences Tools & Services)	184	2,160
Codorus Valley Bancorp, Inc. (Banks)	32	419
Coeur Mining, Inc.* (Metals & Mining)	831	6,133
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	146	8,767
Cohbar, Inc.* (Biotechnology)	89	85
Cohen & Steers, Inc. (Capital Markets)	84	4,682
Coherus Biosciences, Inc.* (Biotechnology)	199	3,650
Cohu, Inc. (Semiconductors & Semiconductor Equipment)	141	2,422
Collectors Universe, Inc. (Diversified Consumer Services)	31	1,534
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	118	2,457
Colony Bankcorp, Inc. (Banks)	27	290
Colony Capital, Inc. (Equity Real Estate Investment Trusts)	1,649	4,502
Colony Credit Real Estate, Inc. (Mortgage Real Estate Investment Trusts)	289	1,419
Columbia Banking System, Inc. (Banks)	247	5,891
Columbia Financial, Inc.* (Thrifts & Mortgage Finance)	169	1,876
Columbia Property Trust, Inc. (Equity Real Estate Investment Trusts)	393	4,288
Columbus McKinnon Corp. (Machinery)	80	2,648
Comfort Systems USA, Inc. (Construction & Engineering)	123	6,336
Commercial Metals Co. (Metals & Mining)	408	8,152
Community Bank System, Inc. (Banks)	182	9,911
Community Bankers Trust Corp. (Banks)	75	381

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	293	$1,236
Community Healthcare Trust, Inc. (Equity Real Estate Investment Trusts)	74	3,460
Community Trust Bancorp, Inc. (Banks)	53	1,498
CommVault Systems, Inc.* (Software)	143	5,834
Compass Minerals International, Inc. (Metals & Mining)	117	6,944
Computer Programs & Systems, Inc. (Health Care Technology)	44	1,215
CompX International, Inc. (Commercial Services & Supplies)	6	90
comScore, Inc.* (Media)	203	414
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	84	368
Comtech Telecommunications Corp. (Communications Equipment)	83	1,162
Concert Pharmaceuticals, Inc.* (Biotechnology)	98	962
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	92	328
Conduent, Inc.* (IT Services)	567	1,803
CONMED Corp. (Health Care Equipment & Supplies)	93	7,316
ConnectOne Bancorp, Inc. (Banks)	127	1,787
Conn's, Inc.* (Specialty Retail)	60	635
CONSOL Energy, Inc.* (Oil, Gas & Consumable Fuels)	89	394
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	250	1,423
Consolidated Water Co., Ltd. (Water Utilities)	50	521
Constellation Pharmaceuticals, Inc.* (Biotechnology)	105	2,127
Construction Partners, Inc.* - Class A (Construction & Engineering)	90	1,638
Contango Oil & Gas Co.* (Oil, Gas & Consumable Fuels)	314	421
ContraFect Corp.* (Biotechnology)	84	444
Cooper Tire & Rubber Co. (Auto Components)	173	5,484
Cooper-Standard Holding, Inc.* (Auto Components)	57	753
Corbus Pharmaceuticals Holdings, Inc.*(a) (Biotechnology)	256	461
Corcept Therapeutics, Inc.* (Pharmaceuticals)	330	5,744
CoreCivic, Inc. (Equity Real Estate Investment Trusts)	411	3,288
Core-Mark Holding Co., Inc. (Distributors)	153	4,427
CorEnergy Infrastructure Trust, Inc. (Equity Real Estate Investment Trusts)	47	274
CorePoint Lodging, Inc. (Equity Real Estate Investment Trusts)	135	736
CorMedix, Inc.* (Pharmaceuticals)	106	639
Cornerstone Building Brands, Inc.* (Building Products)	150	1,197
Cornerstone OnDemand, Inc.* (Software)	208	7,563
Cortexyme, Inc.* (Biotechnology)	54	2,700
CorVel Corp.* (Health Care Providers & Services)	30	2,563
Costamare, Inc. (Marine)	170	1,032
County Bancorp, Inc. (Banks)	17	320
Covanta Holding Corp. (Commercial Services & Supplies)	407	3,154
Covenant Logistics Group, Inc.* - Class A (Road & Rail)	40	700
Covetrus, Inc.* (Health Care Providers & Services)	337	8,223
Cowen, Inc. - Class A (Capital Markets)	92	1,497
CRA International, Inc. (Professional Services)	26	974
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	81	9,287
Crawford & Co. - Class A (Insurance)	56	366
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	93	1,457
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	229	9,785
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	123	798
CrossFirst Bankshares, Inc.* (Banks)	165	1,434
CryoLife, Inc.* (Health Care Equipment & Supplies)	126	2,327
CryoPort, Inc.* (Health Care Equipment & Supplies)	117	5,546
CSG Systems International, Inc. (IT Services)	112	4,586
CSW Industrials, Inc. (Building Products)	47	3,631
CTO Realty Growth, Inc. (Real Estate Management & Development)	16	706
CTS Corp. (Electronic Equipment, Instruments & Components)	109	2,401
Cubic Corp. (Aerospace & Defense)	108	6,282
Cue BioPharma, Inc.* (Biotechnology)	99	1,490
Curo Group Holdings Corp. (Consumer Finance)	63	444
Cushman & Wakefield PLC* (Real Estate Management & Development)	379	3,983
Customers Bancorp, Inc.* (Banks)	98	1,098
Cutera, Inc.* (Health Care Equipment & Supplies)	59	1,119
CVB Financial Corp. (Banks)	444	7,384
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	102	1,263
CyberOptics Corp.* (Semiconductors & Semiconductor Equipment)	24	764
Cyclerion Therapeutics, Inc.* (Biotechnology)	76	462
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	238	1,723
Cytokinetics, Inc.* (Biotechnology)	228	4,936
CytomX Therapeutics, Inc.* (Biotechnology)	155	1,031
CytoSorbents Corp.* (Health Care Equipment & Supplies)	141	1,124
Daily Journal Corp.* (Media)	4	968
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	126	499
Dana, Inc. (Auto Components)	497	6,123
Darling Ingredients, Inc.* (Food Products)	552	19,889
Daseke, Inc.* (Road & Rail)	156	838
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	152	2,304
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	128	6,566

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	96	$21,120
Del Taco Restaurants, Inc.* (Hotels, Restaurants & Leisure)	102	836
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	215	2,393
Deluxe Corp. (Commercial Services & Supplies)	143	3,679
Denali Therapeutics, Inc.* (Biotechnology)	216	7,739
Denny's Corp.* (Hotels, Restaurants & Leisure)	213	2,130
DermTech, Inc.* (Biotechnology)	28	335
Designer Brands, Inc. (Specialty Retail)	212	1,151
DHI Group, Inc.* (Interactive Media & Services)	167	377
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	383	1,976
Diamond Hill Investment Group, Inc. (Capital Markets)	11	1,390
Diamond S Shipping, Inc.* (Oil, Gas & Consumable Fuels)	94	646
DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts)	686	3,478
Dicerna Pharmaceuticals, Inc.* (Biotechnology)	223	4,012
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	241	1,841
Digi International, Inc.* (Communications Equipment)	98	1,532
Digimarc Corp.* (Software)	41	916
Digital Turbine, Inc.* (Software)	283	9,265
Dillard's, Inc.(a) - Class A (Multiline Retail)	26	950
Dime Community Bancshares, Inc. (Thrifts & Mortgage Finance)	98	1,108
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	53	2,893
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	146	8,242
Diversified Healthcare Trust (Equity Real Estate Investment Trusts)	814	2,865
DMC Global, Inc.(a) (Machinery)	50	1,647
Domo, Inc.* (Software)	88	3,373
Domtar Corp. (Paper & Forest Products)	189	4,965
Donegal Group, Inc. - Class A (Insurance)	38	535
Donnelley Financial Solutions, Inc.* (Capital Markets)	103	1,376
Dorian LPG, Ltd.* (Oil, Gas & Consumable Fuels)	130	1,041
Dorman Products, Inc.* (Auto Components)	91	8,224
Douglas Dynamics, Inc. (Machinery)	77	2,633
Dril-Quip, Inc.* (Energy Equipment & Services)	120	2,971
DSP Group, Inc.* (Semiconductors & Semiconductor Equipment)	76	1,002
Ducommun, Inc.* (Aerospace & Defense)	37	1,218
Duluth Holdings, Inc.* - Class B (Internet & Direct Marketing Retail)	38	464
Durect Corp.* (Pharmaceuticals)	695	1,188
DXP Enterprises, Inc.* (Trading Companies & Distributors)	56	903
Dyadic International, Inc.* (Biotechnology)	66	500
Dycom Industries, Inc.* (Construction & Engineering)	105	5,546
Dynavax Technologies Corp.* (Biotechnology)	365	1,577
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts)	76	1,156
DZS, Inc.* (Communications Equipment)	41	384
Eagle Bancorp Montana, Inc. (Banks)	22	388
Eagle Bancorp, Inc. (Banks)	110	2,947
Eagle Bulk Shipping, Inc.* (Marine)	22	360
Eagle Pharmaceuticals, Inc.* (Biotechnology)	37	1,572
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	80	207
Easterly Government Properties, Inc. (Equity Real Estate Investment Trusts)	275	6,163
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts)	133	17,200
Eastman Kodak Co.*(a) (Technology Hardware, Storage & Peripherals)	53	467
Ebix, Inc. (Software)	91	1,875
Echo Global Logistics, Inc.* (Air Freight & Logistics)	90	2,319
Edgewell Personal Care Co.* (Personal Products)	187	5,214
Editas Medicine, Inc.* (Biotechnology)	216	6,061
eGain Corp.* (Software)	72	1,020
eHealth, Inc.* (Insurance)	88	6,952
Eidos Therapeutics, Inc.* (Biotechnology)	38	1,920
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	94	765
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	63	1,021
Electromed, Inc.* (Health Care Equipment & Supplies)	24	250
elf Beauty, Inc.* (Personal Products)	155	2,847
Ellington Financial, Inc.(a) (Mortgage Real Estate Investment Trusts)	142	1,741
Ellington Residential Mortgage REIT (Mortgage Real Estate Investment Trusts)	31	344
Eloxx Pharmaceuticals, Inc.* (Pharmaceuticals)	91	239
EMCOR Group, Inc. (Construction & Engineering)	187	12,661
Emerald Holding, Inc. (Media)	84	171
Emergent BioSolutions, Inc.* (Biotechnology)	153	15,809
Employers Holdings, Inc. (Insurance)	99	2,995
Enanta Pharmaceuticals, Inc.* (Biotechnology)	65	2,976
Encore Capital Group, Inc.* (Consumer Finance)	107	4,129
Encore Wire Corp. (Electrical Equipment)	70	3,249
Endo International PLC* (Pharmaceuticals)	778	2,567
Endurance International Group Holdings, Inc.* (IT Services)	227	1,303
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	428	719
Energy Recovery, Inc.* (Machinery)	138	1,132
Enerpac Tool Group Corp.* (Machinery)	186	3,499
EnerSys (Electrical Equipment)	146	9,800
Ennis, Inc. (Commercial Services & Supplies)	88	1,535
Enochian Biosciences, Inc.* (Biotechnology)	47	168

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Enova International, Inc.* (Consumer Finance)	101	$1,655
EnPro Industries, Inc. (Machinery)	71	4,005
Enstar Group, Ltd.* (Insurance)	41	6,622
Entercom Communications Corp. - Class A (Media)	403	649
Enterprise Bancorp, Inc. (Banks)	31	652
Enterprise Financial Services Corp. (Banks)	83	2,263
Entravision Communications Corp. - Class A (Media)	202	307
Envela Corp.* (Specialty Retail)	27	116
Envestnet, Inc.* (Software)	182	14,044
Enzo Biochem, Inc.* (Life Sciences Tools & Services)	153	323
Epizyme, Inc.* (Biotechnology)	306	3,651
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	46	3,367
Equity Bancshares, Inc.* - Class A (Banks)	50	775
Eros STX Global Corp.* (Entertainment)	519	1,147
Escalade, Inc. (Leisure Products)	35	640
ESCO Technologies, Inc. (Machinery)	88	7,089
Esperion Therapeutics, Inc.*(a) (Biotechnology)	89	3,308
Esquire Financial Holdings, Inc.* (Banks)	23	345
ESSA Bancorp, Inc. (Thrifts & Mortgage Finance)	31	382
Essent Group, Ltd. (Thrifts & Mortgage Finance)	379	14,026
Essential Properties Realty Trust, Inc. (Real Estate Management & Development)	317	5,807
Ethan Allen Interiors, Inc. (Household Durables)	78	1,056
Eton Pharmaceuticals, Inc.* (Pharmaceuticals)	51	403
Evans Bancorp, Inc. (Banks)	16	356
Evelo Biosciences, Inc.* (Biotechnology)	69	364
Eventbrite, Inc.* (Interactive Media & Services)	218	2,365
Everi Holdings, Inc.* (IT Services)	282	2,327
EverQuote, Inc.* - Class A (Interactive Media & Services)	48	1,855
EVERTEC, Inc. (IT Services)	207	7,185
EVI Industries, Inc.* (Trading Companies & Distributors)	17	452
Evo Payments, Inc.* (IT Services)	140	3,479
Evofem Biosciences, Inc.* (Pharmaceuticals)	263	621
Evolent Health, Inc.* (Health Care Technology)	259	3,214
Evolus, Inc.* (Pharmaceuticals)	75	293
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	97	217
Evoqua Water Technologies Corp.* (Machinery)	314	6,663
Exagen, Inc.* (Health Care Providers & Services)	16	173
Exicure, Inc.* (Biotechnology)	204	357
ExlService Holdings, Inc.* (IT Services)	115	7,587
eXp World Holdings, Inc.* (Real Estate Management & Development)	84	3,389
Exponent, Inc. (Professional Services)	176	12,677
Express, Inc.* (Specialty Retail)	218	133
Exterran Corp.* (Energy Equipment & Services)	89	370
Extreme Networks, Inc.* (Communications Equipment)	407	1,636
EZCORP, Inc.* - Class A (Consumer Finance)	164	825
Fabrinet* (Electronic Equipment, Instruments & Components)	126	7,942
Falcon Minerals Corp. (Oil, Gas & Consumable Fuels)	131	320
Farmer Bros Co.* (Food Products)	55	243
Farmers & Merchants Bancorp, Inc./Archbold Ohio (Banks)	35	700
Farmers National Bancorp (Banks)	89	972
Farmland Partners, Inc. (Equity Real Estate Investment Trusts)	90	599
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	61	3,720
Fate Therapeutics, Inc.* (Biotechnology)	246	9,833
Fathom Holdings, Inc.* (Real Estate Management & Development)	16	252
FB Financial Corp. (Banks)	107	2,688
FBL Financial Group, Inc. - Class A (Insurance)	33	1,591
Federal Agricultural Mortgage Corp. (Thrifts & Mortgage Finance)	31	1,973
Federal Signal Corp. (Machinery)	205	5,996
Federated Hermes, Inc. - Class B (Capital Markets)	332	7,141
FedNat Holding Co. (Insurance)	42	265
Fennec Pharmaceuticals, Inc.* (Biotechnology)	73	442
Ferro Corp.* (Chemicals)	281	3,484
FibroGen, Inc.* (Biotechnology)	289	11,884
Fidelity D&D Bancorp, Inc. (Banks)	14	682
Fiesta Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	62	581
Financial Institutions, Inc. (Banks)	54	832
First Bancorp (Banks)	739	3,858
First Bancorp (Banks)	99	2,072
First Bancshares, Inc. (Banks)	71	1,489
First Bank/Hamilton NJ (Banks)	55	341
First Busey Corp. (Banks)	173	2,749
First Business Financial Services, Inc. (Banks)	28	400
First Capital, Inc. (Thrifts & Mortgage Finance)	11	617
First Choice Bancorp (Banks)	36	478
First Commonwealth Financial Corp. (Banks)	335	2,593
First Community Bancshares, Inc. (Banks)	59	1,065
First Community Corp. (Banks)	25	341
First Financial Bancorp (Banks)	333	3,998
First Financial Bankshares, Inc. (Banks)	443	12,363
First Financial Corp. (Banks)	46	1,444
First Foundation, Inc. (Banks)	135	1,764
First Guaranty Bancshares, Inc. (Banks)	13	157
First Internet Bancorp (Banks)	32	471
First Interstate BancSystem - Class A (Banks)	144	4,586
First Merchants Corp. (Banks)	185	4,285

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
First Mid Bancshares, Inc. (Banks)	50	$1,248
First Midwest Bancorp, Inc. (Banks)	391	4,215
First Northwest Bancorp (Banks)	30	297
First of Long Island Corp. (Banks)	78	1,155
First Savings Financial Group, Inc. (Banks)	6	326
First United Corp. (Banks)	23	269
First Western Financial, Inc.* (Banks)	21	272
FirstCash, Inc. (Consumer Finance)	140	8,009
Fitbit, Inc.* - Class A (Electronic Equipment, Instruments & Components)	835	5,812
Five Prime Therapeutics, Inc.* (Biotechnology)	92	432
Five Star Senior Living* (Health Care Providers & Services)	65	330
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)	147	4,356
Flexion Therapeutics, Inc.* (Biotechnology)	150	1,562
Fluent, Inc.* (Media)	144	357
Fluidigm Corp.* (Life Sciences Tools & Services)	242	1,798
Fluor Corp. (Construction & Engineering)	484	4,264
Flushing Financial Corp. (Banks)	93	978
FNCB Bancorp, Inc. (Banks)	59	314
Focus Financial Partners, Inc.* (Capital Markets)	108	3,541
FONAR Corp.* (Health Care Equipment & Supplies)	22	459
Forestar Group, Inc.* (Real Estate Management & Development)	57	1,009
Forma Therapeutics Holdings, Inc.* (Biotechnology)	55	2,741
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	265	6,606
Forrester Research, Inc.* (Professional Services)	38	1,246
Forterra, Inc.* (Construction Materials)	65	768
Fortress Biotech, Inc.* (Biotechnology)	216	873
Forward Air Corp. (Air Freight & Logistics)	96	5,508
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	161	924
Foundation Building Materials, Inc.* (Trading Companies & Distributors)	70	1,100
Four Corners Property Trust, Inc. (Equity Real Estate Investment Trusts)	242	6,193
Fox Factory Holding Corp.* (Auto Components)	142	10,554
Franchise Group, Inc. (Diversified Consumer Services)	75	1,902
Franklin Covey Co.* (Professional Services)	43	763
Franklin Electric Co., Inc. (Machinery)	158	9,295
Franklin Financial Services Corp. (Banks)	14	299
Franklin Street Properties Corp. (Equity Real Estate Investment Trusts)	357	1,307
Frank's International N.V.* (Energy Equipment & Services)	532	819
Frequency Therapeutics, Inc.* (Biotechnology)	86	1,652
Fresh Del Monte Produce, Inc. (Food Products)	107	2,452
Freshpet, Inc.* (Food Products)	133	14,849
Front Yard Residential Corp. (Equity Real Estate Investment Trusts)	172	1,503
Frontline, Ltd. (Oil, Gas & Consumable Fuels)	405	2,633
FRP Holdings, Inc.* (Real Estate Management & Development)	23	958
FS Bancorp, Inc. (Thrifts & Mortgage Finance)	13	533
FuelCell Energy, Inc.*(a) (Electrical Equipment)	731	1,564
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	49	389
Fulgent Genetics, Inc.* (Health Care Providers & Services)	33	1,321
Fulton Financial Corp. (Banks)	545	5,085
Funko, Inc.* (Distributors)	84	486
FutureFuel Corp. (Chemicals)	89	1,012
FVCBankcorp, Inc.* (Banks)	41	410
G1 Therapeutics, Inc.* (Biotechnology)	117	1,351
Gaia, Inc.* (Internet & Direct Marketing Retail)	42	413
Galectin Therapeutics, Inc.* (Biotechnology)	128	342
Galera Therapeutics, Inc.* (Biotechnology)	30	271
GAMCO Investors, Inc. - Class A (Capital Markets)	19	220
GameStop Corp.*(a) - Class A (Specialty Retail)	196	1,999
GAN, Ltd.* (Hotels, Restaurants & Leisure)	25	423
Gannett Co., Inc.* (Media)	451	586
GATX Corp. (Trading Companies & Distributors)	120	7,650
GCP Applied Technologies, Inc.* (Chemicals)	168	3,520
Genasys, Inc.* (Communications Equipment)	114	701
Genco Shipping & Trading, Ltd. (Marine)	59	407
Gencor Industries, Inc.* (Machinery)	31	342
General Finance Corp.* (Trading Companies & Distributors)	36	228
Generation Bio Co.* (Biotechnology)	42	1,298
Genesco, Inc.* (Specialty Retail)	49	1,055
Genie Energy, Ltd. - Class B (Electric Utilities)	45	360
GenMark Diagnostics, Inc.* (Health Care Equipment & Supplies)	239	3,394
Genprex, Inc.* (Biotechnology)	98	329
Gentherm, Inc.* (Auto Components)	112	4,581
Genworth Financial, Inc.* - Class A (Insurance)	1,732	5,802
German American Bancorp, Inc. (Banks)	85	2,307
Geron Corp.* (Biotechnology)	986	1,716
Getty Realty Corp. (Equity Real Estate Investment Trusts)	117	3,043
Gibraltar Industries, Inc.* (Building Products)	112	7,296
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	151	1,980
Glacier Bancorp, Inc. (Banks)	329	10,543
Gladstone Commercial Corp. (Equity Real Estate Investment Trusts)	116	1,955
Gladstone Land Corp. (Equity Real Estate Investment Trusts)	67	1,006

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Glaukos Corp.* (Health Care Equipment & Supplies)	147	$7,279
Global Medical REIT, Inc. (Equity Real Estate Investment Trusts)	145	1,958
Global Net Lease, Inc. (Equity Real Estate Investment Trusts)	310	4,929
Global Water Resources, Inc. (Water Utilities)	44	474
Glu Mobile, Inc.* (Entertainment)	502	3,854
GlycoMimetics, Inc.* (Biotechnology)	127	390
GMS, Inc.* (Trading Companies & Distributors)	143	3,446
Gogo, Inc.* (Wireless Telecommunication Services)	189	1,746
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	313	1,895
Gold Resource Corp. (Metals & Mining)	224	764
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	58	802
Goodrich Petroleum Corp.* (Oil, Gas & Consumable Fuels)	32	246
Goosehead Insurance, Inc. (Insurance)	44	3,810
GoPro, Inc.* - Class A (Household Durables)	444	2,011
Gorman-Rupp Co. (Machinery)	60	1,768
Gossamer Bio, Inc.* (Biotechnology)	195	2,420
GP Strategies Corp.* (Professional Services)	45	434
Graham Corp. (Machinery)	33	421
Granite Construction, Inc. (Construction & Engineering)	161	2,835
Granite Point Mortgage Trust (Mortgage Real Estate Investment Trusts)	188	1,333
Gray Television, Inc.* (Media)	298	4,103
Great Ajax Corp. (Mortgage Real Estate Investment Trusts)	71	589
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	218	2,073
Great Southern Bancorp, Inc. (Banks)	38	1,376
Great Western Bancorp, Inc. (Banks)	190	2,366
Green Brick Partners, Inc.* (Household Durables)	82	1,320
Green Dot Corp.* - Class A (Consumer Finance)	175	8,857
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	117	1,811
Greene County Bancorp, Inc. (Thrifts & Mortgage Finance)	10	217
Greenhill & Co., Inc. (Capital Markets)	49	556
Greenlane Holdings, Inc.* - Class A (Distributors)	35	78
Greenlight Capital Re, Ltd.* - Class A (Insurance)	96	646
GreenSky, Inc.* - Class A (IT Services)	213	946
Greif, Inc. - Class A (Containers & Packaging)	88	3,187
Greif, Inc. - Class B (Containers & Packaging)	21	829
Grid Dynamics Holdings, Inc.* (IT Services)	75	580
Griffin Industrial Realty, Inc. (Real Estate Management & Development)	9	481
Griffon Corp. (Building Products)	148	2,892
Gritstone Oncology, Inc.* (Biotechnology)	103	273
Group 1 Automotive, Inc. (Specialty Retail)	60	5,303
Groupon, Inc.* (Internet & Direct Marketing Retail)	80	1,632
GrowGeneration Corp.*(a) (Specialty Retail)	123	1,966
GSI Technology, Inc.* (Semiconductors & Semiconductor Equipment)	57	321
GTT Communications, Inc.* (IT Services)	109	562
GTY Technology Holdings, Inc.* (Software)	152	403
Guaranty Bancshares, Inc. (Banks)	24	597
Guess?, Inc. (Specialty Retail)	145	1,685
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	552	291
GWG Holdings, Inc.* (Diversified Financial Services)	11	95
H&E Equipment Services, Inc. (Trading Companies & Distributors)	110	2,163
H.B. Fuller Co. (Chemicals)	177	8,103
Halozyme Therapeutics, Inc.* (Biotechnology)	466	12,246
Hamilton Beach Brands Holding Co. - Class A (Household Durables)	23	447
Hamilton Lane, Inc. (Capital Markets)	103	6,653
Hancock Whitney Corp. (Banks)	296	5,568
Hanger, Inc.* (Health Care Providers & Services)	127	2,009
Hanmi Financial Corp. (Banks)	105	862
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts)	249	10,524
HarborOne Bancorp, Inc. (Banks)	182	1,469
Harmonic, Inc.* (Communications Equipment)	326	1,819
Harpoon Therapeutics, Inc.* (Biotechnology)	36	612
Harrow Health, Inc.* (Pharmaceuticals)	77	430
Harsco Corp.* (Machinery)	268	3,728
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	131	394
Haverty Furniture Cos., Inc. (Specialty Retail)	58	1,215
Hawaiian Holdings, Inc. (Airlines)	156	2,011
Hawkins, Inc. (Chemicals)	33	1,521
Hawthorn Bancshares, Inc. (Banks)	20	379
Haynes International, Inc. (Metals & Mining)	43	735
HBT Financial, Inc. (Banks)	34	381
HC2 Holdings, Inc.* (Construction & Engineering)	130	315
HCI Group, Inc. (Insurance)	21	1,035
Health Catalyst, Inc.* (Health Care Technology)	115	4,209
Healthcare Realty Trust, Inc. (Equity Real Estate Investment Trusts)	464	13,975
Healthcare Services Group, Inc. (Commercial Services & Supplies)	256	5,512
HealthEquity, Inc.* (Health Care Providers & Services)	259	13,305
HealthStream, Inc.* (Health Care Technology)	89	1,786
Heartland Express, Inc. (Road & Rail)	167	3,106
Heartland Financial USA, Inc. (Banks)	119	3,569
Hecla Mining Co. (Metals & Mining)	1,792	9,102

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Professional Services)	66	$1,297
Helen of Troy, Ltd.* (Household Durables)	87	16,836
Helios Technologies, Inc. (Machinery)	107	3,895
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	490	1,181
Hemisphere Media Group, Inc.* (Media)	56	487
Herc Holdings, Inc.* (Trading Companies & Distributors)	84	3,327
Heritage Commerce Corp. (Banks)	200	1,331
Heritage Financial Corp. (Banks)	124	2,280
Heritage Insurance Holdings, Inc. (Insurance)	86	870
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	52	694
Herman Miller, Inc. (Commercial Services & Supplies)	203	6,122
Heron Therapeutics, Inc.* (Biotechnology)	301	4,461
Hersha Hospitality Trust (Equity Real Estate Investment Trusts)	117	648
Hertz Global Holdings, Inc.* (Road & Rail)	539	598
Heska Corp.* (Health Care Equipment & Supplies)	24	2,371
HF Foods Group, Inc.* (Food & Staples Retailing)	122	806
Hibbett Sports, Inc.* (Specialty Retail)	57	2,236
Hillenbrand, Inc. (Machinery)	254	7,203
Hilltop Holdings, Inc. (Banks)	247	5,083
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	293	6,147
Hingham Institution For Savings The (Thrifts & Mortgage Finance)	5	920
HMS Holdings Corp.* (Health Care Technology)	303	7,257
HNI Corp. (Commercial Services & Supplies)	146	4,581
Home Bancorp, Inc. (Thrifts & Mortgage Finance)	26	628
Home BancShares, Inc. (Banks)	525	7,959
HomeStreet, Inc. (Thrifts & Mortgage Finance)	76	1,958
HomeTrust Bancshares, Inc. (Banks)	54	733
Homology Medicines, Inc.* (Biotechnology)	117	1,252
Hooker Furniture Corp. (Household Durables)	40	1,033
Hookipa Pharma, Inc.* (Biotechnology)	43	407
Hope Bancorp, Inc. (Banks)	403	3,057
Horace Mann Educators Corp. (Insurance)	142	4,743
Horizon Bancorp, Inc. (Banks)	147	1,483
Hostess Brands, Inc.* (Food Products)	420	5,179
Houghton Mifflin Harcourt Co.* (Diversified Consumer Services)	361	625
Houlihan Lokey, Inc. (Capital Markets)	176	10,393
Howard Bancorp, Inc.* (Banks)	45	404
Hub Group, Inc.* - Class A (Air Freight & Logistics)	112	5,623
Hudson, Ltd.* - Class A (Specialty Retail)	136	1,034
Hurco Cos., Inc. (Machinery)	21	596
Huron Consulting Group, Inc.* (Professional Services)	78	3,068
Hyster-Yale Materials Handling, Inc. (Machinery)	34	1,263
I3 Verticals, Inc.* - Class A (IT Services)	51	1,288
IBEX, Ltd.* (Commercial Services & Supplies)	17	261
iBio, Inc.* (Biotechnology)	198	402
iCAD, Inc.* (Health Care Technology)	69	608
ICF International, Inc. (Professional Services)	62	3,815
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	76	1,639
Ideaya Biosciences, Inc.* (Biotechnology)	55	691
IDT Corp.* - Class B (Diversified Telecommunication Services)	52	342
IES Holdings, Inc.* (Construction & Engineering)	28	890
IGM Biosciences, Inc.* (Biotechnology)	24	1,771
iHeartMedia, Inc.* - Class A (Media)	206	1,673
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	346	14,033
IMARA, Inc.* (Pharmaceuticals)	17	346
IMAX Corp.* (Entertainment)	170	2,033
Immersion Corp.* (Technology Hardware, Storage & Peripherals)	59	416
Immunic, Inc.* (Biotechnology)	19	353
ImmunoGen, Inc.* (Biotechnology)	590	2,124
Immunovant, Inc.* (Biotechnology)	120	4,223
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,528
Inari Medical, Inc.* (Health Care Equipment & Supplies)	26	1,795
Independence Holding Co. (Insurance)	16	603
Independence Realty Trust, Inc. (Equity Real Estate Investment Trusts)	325	3,767
Independent Bank Corp. (Banks)	73	918
Independent Bank Corp. (Banks)	113	5,919
Independent Bank Group, Inc. (Banks)	127	5,611
Industrial Logistics Properties Trust (Equity Real Estate Investment Trusts)	223	4,877
Infinera Corp.* (Communications Equipment)	547	3,370
Information Services Group, Inc.* (IT Services)	123	260
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	50	641
Ingevity Corp.* (Chemicals)	143	7,070
Ingles Markets, Inc. (Food & Staples Retailing)	49	1,864
Innospec, Inc. (Chemicals)	84	5,319
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts)	73	9,060
Innoviva, Inc.* (Pharmaceuticals)	218	2,278
Inogen, Inc.* (Health Care Equipment & Supplies)	63	1,827
Inovalon Holdings, Inc.* (Health Care Technology)	253	6,692
Inovio Pharmaceuticals, Inc.*(a) (Biotechnology)	538	6,241
Inozyme Pharma, Inc.* (Biotechnology)	28	736
Inseego Corp.*(a) (Communications Equipment)	234	2,415
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	119	6,733
Insmed, Inc.* (Biotechnology)	348	11,185
Insperity, Inc. (Professional Services)	125	8,186

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Inspire Medical Systems, Inc.* (Health Care Technology)	90	$11,614
Installed Building Products, Inc.* (Household Durables)	78	7,937
Insteel Industries, Inc. (Building Products)	64	1,197
Integer Holdings Corp.* (Health Care Equipment & Supplies)	112	6,609
Intellia Therapeutics, Inc.* (Biotechnology)	172	3,419
Intellicheck, Inc.* (Electronic Equipment, Instruments & Components)	62	414
Intelligent Systems Corp.* (Software)	26	1,013
Inter Parfums, Inc. (Personal Products)	61	2,278
Intercept Pharmaceuticals, Inc.* (Biotechnology)	89	3,690
InterDigital, Inc. (Communications Equipment)	106	6,048
Interface, Inc. (Commercial Services & Supplies)	200	1,224
International Bancshares Corp. (Banks)	183	4,769
International Game Technology PLC (Hotels, Restaurants & Leisure)	341	3,795
International Money Express, Inc.* (IT Services)	81	1,164
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	82	1,198
Intersect ENT, Inc.* (Pharmaceuticals)	112	1,827
Intevac, Inc.* (Technology Hardware, Storage & Peripherals)	79	435
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	225	5,774
Intrepid Potash, Inc.* (Chemicals)	33	279
IntriCon Corp.* (Health Care Equipment & Supplies)	29	353
Invacare Corp. (Health Care Equipment & Supplies)	116	872
Invesco Mortgage Capital, Inc. (Mortgage Real Estate Investment Trusts)	627	1,699
Investar Holding Corp. (Banks)	35	449
Investors Bancorp, Inc. (Banks)	792	5,750
Investors Real Estate Trust (Equity Real Estate Investment Trusts)	44	2,867
Investors Title Co. (Insurance)	4	520
Invitae Corp.* (Biotechnology)	396	17,167
iRadimed Corp.* (Health Care Equipment & Supplies)	20	428
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	94	22,383
Iridium Communications, Inc.* (Diversified Telecommunication Services)	404	10,334
iRobot Corp.* (Household Durables)	95	7,211
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	548	4,929
iStar, Inc. (Equity Real Estate Investment Trusts)	250	2,953
iTeos Therapeutics, Inc.* (Biotechnology)	37	913
Iteris, Inc.* (Electronic Equipment, Instruments & Components)	138	566
Itron, Inc.* (Electronic Equipment, Instruments & Components)	138	8,382
IVERIC bio, Inc.* (Biotechnology)	276	1,557
J & J Snack Foods Corp. (Food Products)	51	6,650
J2 Global, Inc.* (Software)	155	10,729
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	78	6,186
James River Group Holdings, Ltd. (Insurance)	103	4,587
JELD-WEN Holding, Inc.* (Building Products)	233	5,266
Jernigan Capital, Inc. (Equity Real Estate Investment Trusts)	77	1,320
John B. Sanfilippo & Son, Inc. (Food Products)	30	2,261
John Bean Technologies Corp. (Machinery)	108	9,924
Johnson Outdoors, Inc. - Class A (Leisure Products)	18	1,474
Jounce Therapeutics, Inc.* (Biotechnology)	59	481
K12, Inc.* (Diversified Consumer Services)	137	3,609
Kadant, Inc. (Machinery)	39	4,275
Kadmon Holdings, Inc.* (Biotechnology)	592	2,321
Kaiser Aluminum Corp. (Metals & Mining)	54	2,894
Kala Pharmaceuticals, Inc.* (Pharmaceuticals)	136	1,020
Kaleido Biosciences, Inc.* (Pharmaceuticals)	40	443
KalVista Pharmaceuticals, Inc.* (Biotechnology)	47	592
Kaman Corp. - Class A (Trading Companies & Distributors)	95	3,702
KAR Auction Services, Inc. (Commercial Services & Supplies)	444	6,394
Karuna Therapeutics, Inc.* (Biotechnology)	54	4,175
Karyopharm Therapeutics, Inc.* (Biotechnology)	241	3,519
KB Home (Household Durables)	303	11,632
KBR, Inc. (IT Services)	489	10,934
Kearny Financial Corp. (Thrifts & Mortgage Finance)	275	1,983
Kelly Services, Inc. - Class A (Professional Services)	115	1,960
Kennametal, Inc. (Machinery)	285	8,248
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	420	6,098
Keros Therapeutics, Inc.* (Biotechnology)	24	926
Kezar Life Sciences, Inc.* (Biotechnology)	107	518
Kforce, Inc. (Professional Services)	68	2,188
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	83	959
Kimball International, Inc. - Class B (Commercial Services & Supplies)	124	1,307
Kindred Biosciences, Inc.* (Biotechnology)	128	549
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	92	1,409
Kinsale Capital Group, Inc. (Insurance)	73	13,882
Kite Realty Group Trust (Equity Real Estate Investment Trusts)	286	3,312
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts)	98	1,620
Knoll, Inc. (Commercial Services & Supplies)	172	2,074
Knowles Corp.* (Electronic Equipment, Instruments & Components)	304	4,530
Kodiak Sciences, Inc.* (Biotechnology)	99	5,862
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	177	4,283
Koppers Holdings, Inc.* (Chemicals)	71	1,485

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Korn Ferry (Professional Services)	193	$5,597
Kosmos Energy, Ltd. (Oil, Gas & Consumable Fuels)	1,384	1,350
Kraton Corp.* (Chemicals)	107	1,907
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	417	8,040
Kronos Worldwide, Inc. (Chemicals)	77	990
Krystal Biotech, Inc.* (Biotechnology)	46	1,980
Kura Oncology, Inc.* (Biotechnology)	182	5,576
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	12	157
KVH Industries, Inc.* (Communications Equipment)	58	523
L B Foster Co.* - Class A (Machinery)	35	470
La Jolla Pharmaceutical Co.* (Biotechnology)	62	250
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts)	363	2,585
Lakeland Bancorp, Inc. (Banks)	167	1,662
Lakeland Financial Corp. (Banks)	85	3,502
Lakeland Industries, Inc.* (Textiles, Apparel & Luxury Goods)	26	515
Lancaster Colony Corp. (Food Products)	65	11,622
Landec Corp.* (Food Products)	89	865
Landmark Bancorp, Inc. (Banks)	13	278
Lands' End, Inc.* (Internet & Direct Marketing Retail)	40	521
Lannett Co., Inc.* (Pharmaceuticals)	109	666
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	228	2,889
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	462	13,380
Laureate Education, Inc.* - Class A (Diversified Consumer Services)	369	4,899
Lawson Products, Inc.* (Trading Companies & Distributors)	15	615
La-Z-Boy, Inc. (Household Durables)	153	4,839
LCI Industries (Auto Components)	85	9,034
LCNB Corp. (Banks)	42	573
Legacy Housing Corp.* (Household Durables)	28	383
Lemaitre Vascular, Inc. (Health Care Equipment & Supplies)	57	1,854
LendingClub Corp.* (Consumer Finance)	242	1,140
Level One Bancorp, Inc. (Banks)	18	281
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	142	204
Lexington Realty Trust (Equity Real Estate Investment Trusts)	939	9,813
LGI Homes, Inc.* (Household Durables)	77	8,945
LHC Group, Inc.* (Health Care Providers & Services)	104	22,105
Liberty Latin America, Ltd.* - Class A (Media)	158	1,304
Liberty Latin America, Ltd.* - Class C (Media)	533	4,339
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	34	710
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	125	2,626
Liberty Oilfield Services, Inc. (Energy Equipment & Services)	223	1,782
Liberty TripAdvisor Holdings, Inc.* - Class A (Interactive Media & Services)	250	433
Lifetime Brands, Inc. (Household Durables)	42	397
Lifevantage Corp.* (Personal Products)	47	567
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	50	4,766
Limelight Networks, Inc.* (IT Services)	407	2,344
Limestone Bancorp, Inc.* (Banks)	18	189
Limoneira Co. (Food Products)	56	801
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	88	749
Lindsay Corp. (Machinery)	37	3,577
Liquidia Technologies, Inc.* (Pharmaceuticals)	93	458
Liquidity Services, Inc.* (Internet & Direct Marketing Retail)	95	709
Lithia Motors, Inc. - Class A (Specialty Retail)	77	17,550
LivaNova PLC* (Health Care Equipment & Supplies)	168	7,595
Live Oak Bancshares, Inc. (Banks)	96	2,432
Livent Corp.* (Chemicals)	504	4,521
LivePerson, Inc.* (Software)	212	11,022
LiveRamp Holdings, Inc.* (IT Services)	220	11,389
LiveXLive Media, Inc.* (Entertainment)	158	410
LogicBio Therapeutics, Inc.* (Biotechnology)	42	381
Loral Space & Communications, Inc. (Media)	44	805
Louisiana-Pacific Corp. (Paper & Forest Products)	387	11,420
LSI Industries, Inc. (Electrical Equipment)	88	594
LTC Properties, Inc. (Equity Real Estate Investment Trusts)	134	4,671
Lumber Liquidators Holdings, Inc.* (Specialty Retail)	98	2,161
Luminex Corp. (Life Sciences Tools & Services)	148	3,885
Luna Innovations, Inc.* (Electronic Equipment, Instruments & Components)	100	598
Luther Burbank Corp. (Thrifts & Mortgage Finance)	63	526
Luxfer Holdings PLC (Machinery)	99	1,242
Lydall, Inc.* (Machinery)	59	976
Lyra Therapeutics, Inc.* (Pharmaceuticals)	14	157
M.D.C. Holdings, Inc. (Household Durables)	175	8,243
M/I Homes, Inc.* (Household Durables)	96	4,421
Macatawa Bank Corp. (Banks)	90	588
Mack-Cali Realty Corp. (Equity Real Estate Investment Trusts)	298	3,761
Mackinac Financial Corp. (Banks)	31	299
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	161	5,476
MacroGenics, Inc.* (Biotechnology)	181	4,559
Macy's, Inc. (Multiline Retail)	1,072	6,110
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	30	3,562
Magellan Health, Inc.* (Health Care Providers & Services)	81	6,138
Magenta Therapeutics, Inc.* (Biotechnology)	71	483

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Magnite, Inc.* (Internet & Direct Marketing Retail)	364	$2,528
Magnolia Oil & Gas Corp.* (Oil, Gas & Consumable Fuels)	426	2,202
MainStreet Bancshares, Inc.* (Banks)	24	294
Malibu Boats, Inc.* (Leisure Products)	71	3,519
Mallinckrodt PLC* (Pharmaceuticals)	291	283
MannKind Corp.* (Biotechnology)	756	1,421
ManTech International Corp. - Class A (IT Services)	93	6,406
Marcus & Millichap, Inc.* (Real Estate Management & Development)	80	2,202
Marine Products Corp. (Leisure Products)	25	391
MarineMax, Inc.* (Specialty Retail)	71	1,823
Marinus Pharmaceuticals, Inc.* (Pharmaceuticals)	86	1,105
Marker Therapeutics, Inc.* (Biotechnology)	101	152
Marlin Business Services Corp. (Diversified Financial Services)	29	204
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	139	12,623
Marrone Bio Innovations, Inc.* (Chemicals)	231	282
Marten Transport, Ltd. (Road & Rail)	203	3,313
Masonite International Corp.* (Building Products)	84	8,266
MasTec, Inc.* (Construction & Engineering)	195	8,229
Mastech Digital, Inc.* (Professional Services)	14	252
MasterCraft Boat Holdings, Inc.* (Leisure Products)	64	1,119
Matador Resources Co.* (Oil, Gas & Consumable Fuels)	379	3,131
Materion Corp. (Metals & Mining)	70	3,642
Matrix Service Co.* (Energy Equipment & Services)	89	743
Matson, Inc. (Marine)	147	5,894
Matthews International Corp. - Class A (Commercial Services & Supplies)	105	2,348
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	23	249
MAX Holdings, Inc. (Real Estate Management & Development)	61	1,997
Maxar Technologies, Inc. (Aerospace & Defense)	210	5,237
Maxeon Solar Technologies, Ltd.* (Semiconductors & Semiconductor Equipment)	33	560
MAXIMUS, Inc. (IT Services)	210	14,365
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	232	5,392
Mayville Engineering Co., Inc.* (Metals & Mining)	25	230
MBIA, Inc.* (Insurance)	183	1,109
McGrath RentCorp (Commercial Services & Supplies)	83	4,946
MediciNova, Inc.* (Biotechnology)	145	760
Medifast, Inc. (Personal Products)	39	6,414
MEDNAX, Inc.* (Health Care Providers & Services)	256	4,168
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	94	10,505
MEI Pharma, Inc.* (Biotechnology)	355	1,108
MeiraGTx Holdings PLC* (Biotechnology)	70	927
Mercantile Bank Corp. (Banks)	54	973
Merchants Bancorp (Thrifts & Mortgage Finance)	30	591
Meredith Corp. (Media)	136	1,784
Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	161	1,666
Meridian Bioscience, Inc.* (Health Care Equipment & Supplies)	145	2,462
Meridian Corp. (Banks)	18	290
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	186	8,091
Meritage Homes Corp.* (Household Durables)	128	14,130
Meritor, Inc.* (Machinery)	238	4,984
Mersana Therapeutics, Inc.* (Biotechnology)	183	3,407
Mesa Air Group, Inc.* (Airlines)	101	298
Mesa Laboratories, Inc. (Electronic Equipment, Instruments & Components)	16	4,076
Meta Financial Group, Inc. (Thrifts & Mortgage Finance)	114	2,191
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	126	3,591
Metrocity Bankshares, Inc. (Banks)	59	777
Metropolitan Bank Holding Corp.* (Banks)	24	672
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts)	1,558	4,175
MGE Energy, Inc. (Electric Utilities)	125	7,833
MGP Ingredients, Inc. (Beverages)	44	1,749
MicroStrategy, Inc.* - Class A (Software)	26	3,915
Mid Penn Bancorp, Inc. (Banks)	24	415
Middlefield Banc Corp. (Banks)	21	405
Middlesex Water Co. (Water Utilities)	59	3,667
Midland States Bancorp, Inc. (Banks)	74	951
MidwestOne Financial Group, Inc. (Banks)	50	894
Milestone Scientific, Inc.* (Health Care Equipment & Supplies)	145	202
Miller Industries, Inc. (Machinery)	38	1,162
Mimecast, Ltd.* (Software)	196	9,196
Minerals Technologies, Inc. (Chemicals)	117	5,979
Minerva Neurosciences, Inc.* (Biotechnology)	117	372
Mirati Therapeutics, Inc.* (Biotechnology)	129	21,419
Mirum Pharmaceuticals, Inc.* (Biotechnology)	18	347
Misonix, Inc.* (Health Care Equipment & Supplies)	41	481
Mistras Group, Inc.* (Professional Services)	62	242
Mitek System, Inc.* (Software)	137	1,745
MMA Capital Holdings, Inc.* (Thrifts & Mortgage Finance)	16	360
MobileIron, Inc.* (Software)	335	2,348
Model N, Inc.* (Software)	117	4,128
Modine Manufacturing Co.* (Auto Components)	170	1,063
Moelis & Co. (Capital Markets)	181	6,360
Molecular Templates, Inc.* (Biotechnology)	91	994
Momenta Pharmaceuticals, Inc.* (Biotechnology)	405	21,253
Monarch Casino & Resort, Inc.* (Hotels, Restaurants & Leisure)	43	1,918

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
MoneyGram International, Inc.* (IT Services)	213	$602
Monmouth Real Estate Investment Corp. - Class A (Equity Real Estate Investment Trusts)	326	4,515
Monro, Inc. (Specialty Retail)	113	4,584
Montage Resources Corp.* (Oil, Gas & Consumable Fuels)	74	325
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	38	905
Moog, Inc. - Class A (Aerospace & Defense)	102	6,480
Morphic Holding, Inc.* (Biotechnology)	47	1,285
Motorcar Parts of America, Inc.* (Auto Components)	64	996
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	54	537
Mr. Cooper Group, Inc.* (Thrifts & Mortgage Finance)	263	5,870
MRC Global, Inc.* (Trading Companies & Distributors)	270	1,156
MSG Networks, Inc.* - Class A (Media)	137	1,311
MTS Systems Corp. (Electronic Equipment, Instruments & Components)	66	1,261
Mueller Industries, Inc. (Machinery)	192	5,196
Mueller Water Products, Inc. - Class A (Machinery)	538	5,590
Murphy USA, Inc.* (Specialty Retail)	95	12,186
Mustang Bio, Inc.* (Biotechnology)	98	309
MVB Financial Corp. (Banks)	34	543
Myers Industries, Inc. (Containers & Packaging)	123	1,627
MyoKardia, Inc.* (Pharmaceuticals)	174	23,720
MYR Group, Inc.* (Construction & Engineering)	56	2,082
Myriad Genetics, Inc.* (Biotechnology)	244	3,182
Nabors Industries, Ltd.* (Energy Equipment & Services)	24	587
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	13	237
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	130	5,811
Nanthealth, Inc.* (Health Care Technology)	93	218
Nantkwest, Inc.* (Biotechnology)	108	749
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	40	940
Natera, Inc.* (Biotechnology)	243	17,554
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	10	513
National Bank Holdings Corp. (Banks)	101	2,651
National Bankshares, Inc. (Banks)	22	557
National Beverage Corp.*(a) (Beverages)	41	2,788
National CineMedia, Inc. (Media)	214	581
National Energy Services Reunited Corp.* (Energy Equipment & Services)	71	453
National General Holdings Corp. (Insurance)	234	7,898
National Health Investors, Inc. (Equity Real Estate Investment Trusts)	148	8,920
National Healthcare Corp. (Health Care Providers & Services)	43	2,679
National Presto Industries, Inc. (Aerospace & Defense)	18	1,473
National Research Corp. (Health Care Providers & Services)	46	2,264
National Storage Affiliates Trust (Equity Real Estate Investment Trusts)	215	7,033
National Vision Holdings, Inc.* (Specialty Retail)	276	10,554
National Western Life Group, Inc. - Class A (Insurance)	9	1,645
Natural Grocers by Vitamin Cottage, Inc. (Food & Staples Retailing)	31	306
Nature's Sunshine Products, Inc.* (Personal Products)	30	347
Natus Medical, Inc.* (Health Care Equipment & Supplies)	116	1,987
Nautilus, Inc.* (Leisure Products)	102	1,750
Navient Corp. (Consumer Finance)	657	5,552
Navistar International Corp.* (Machinery)	171	7,445
NBT Bancorp, Inc. (Banks)	146	3,916
Neenah, Inc. (Paper & Forest Products)	58	2,173
Nelnet, Inc. - Class A (Consumer Finance)	59	3,555
Nemaura Medical, Inc.* (Health Care Equipment & Supplies)	25	89
Neogen Corp.* (Health Care Equipment & Supplies)	181	14,163
NeoGenomics, Inc.* (Life Sciences Tools & Services)	356	13,133
Neoleukin Therapeutics, Inc.* (Biotechnology)	111	1,332
NeoPhotonics Corp.* (Semiconductors & Semiconductor Equipment)	168	1,023
Nesco Holdings, Inc.* (Trading Companies & Distributors)	46	191
NETGEAR, Inc.* (Communications Equipment)	102	3,144
NetScout Systems, Inc.* (Communications Equipment)	239	5,217
NETSTREIT Corp. (Equity Real Estate Investment Trusts)	41	749
Neubase Therapeutics, Inc.* (Biotechnology)	58	440
NeuroBo Pharmaceuticals, Inc.* (Biotechnology)	15	84
Nevro Corp.* (Health Care Equipment & Supplies)	115	16,020
New Jersey Resources Corp. (Gas Utilities)	327	8,836
New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts)	281	1,124
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts)	1,301	3,318
NewAge, Inc.* (Beverages)	325	562
Newmark Group, Inc. (Real Estate Management & Development)	490	2,117
Newpark Resources, Inc.* (Energy Equipment & Services)	305	320
Nexpoint Residential Trust, Inc. (Equity Real Estate Investment Trusts)	74	3,282
NextCure, Inc.* (Biotechnology)	57	502
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	72	215
NextGen Healthcare, Inc.* (Health Care Technology)	192	2,446

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	556	$1,029
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	82	1,305
NI Holdings, Inc.* (Insurance)	31	524
NIC, Inc. (IT Services)	226	4,452
Nicolet Bankshares, Inc.* (Banks)	32	1,748
Nkarta, Inc.* (Biotechnology)	56	1,683
NL Industries, Inc. (Commercial Services & Supplies)	29	123
nLight, Inc.* (Electronic Equipment, Instruments & Components)	120	2,818
NMI Holdings, Inc.* - Class A (Thrifts & Mortgage Finance)	282	5,020
NN, Inc.* (Machinery)	144	743
Noodles & Co.* (Hotels, Restaurants & Leisure)	107	735
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	495	1,728
Northeast Bank (Banks)	26	478
Northfield Bancorp, Inc. (Thrifts & Mortgage Finance)	164	1,496
Northrim Bancorp, Inc. (Banks)	21	535
Northwest Bancshares, Inc. (Thrifts & Mortgage Finance)	403	3,708
Northwest Natural Holding Co. (Gas Utilities)	105	4,766
Northwest Pipe Co.* (Construction & Engineering)	33	873
NorthWestern Corp. (Multi-Utilities)	174	8,463
Norwood Financial Corp. (Banks)	20	486
Novagold Resources, Inc.* (Metals & Mining)	816	9,701
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	117	12,324
Novavax, Inc.* (Biotechnology)	212	22,969
NOW, Inc.* (Trading Companies & Distributors)	376	1,707
Nurix Therapeutics, Inc.* (Biotechnology)	38	1,327
NuVasive, Inc.* (Health Care Equipment & Supplies)	176	8,548
NV5 Global, Inc.* (Construction & Engineering)	37	1,952
NVE Corp. (Semiconductors & Semiconductor Equipment)	16	785
Nymox Pharmaceutical Corp.* (Biotechnology)	144	354
Oak Valley Bancorp (Banks)	23	264
Oceaneering International, Inc.* (Energy Equipment & Services)	341	1,200
Oceanfirst Financial Corp. (Thrifts & Mortgage Finance)	204	2,793
Oconee Federal Financial Corp. (Thrifts & Mortgage Finance)	4	87
Ocular Therapeutix, Inc.* (Pharmaceuticals)	208	1,583
Odonate Therapeutics, Inc.* (Pharmaceuticals)	45	604
Office Properties Income Trust (Equity Real Estate Investment Trusts)	164	3,398
OFG Bancorp (Banks)	174	2,168
Ohio Valley Banc Corp. (Banks)	15	310
O-I Glass, Inc. (Containers & Packaging)	538	5,698
Oil States International, Inc.* (Energy Equipment & Services)	207	565
Oil-Dri Corp. of America (Household Products)	17	608
Old National Bancorp (Banks)	563	7,071
Old Second Bancorp, Inc. (Banks)	99	742
Olympic Steel, Inc. (Metals & Mining)	31	352
Omega Flex, Inc. (Machinery)	10	1,567
Omeros Corp.*(a) (Pharmaceuticals)	203	2,051
Omnicell, Inc.* (Health Care Technology)	146	10,899
Oncocyte Corp.* (Biotechnology)	216	300
ONE Gas, Inc. (Gas Utilities)	180	12,421
One Liberty Properties, Inc. (Equity Real Estate Investment Trusts)	55	900
OneSpan, Inc.* (Software)	115	2,410
OneSpaWorld Holdings, Ltd. (Diversified Consumer Services)	155	1,008
Onewater Marine, Inc.* (Specialty Retail)	18	369
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	163	4,854
Ontrak, Inc.* (Health Care Providers & Services)	27	1,620
Ooma, Inc.* (Diversified Telecommunication Services)	71	927
OP Bancorp (Thrifts & Mortgage Finance)	42	240
OPKO Health, Inc.*(a) (Biotechnology)	1,366	5,041
Oportun Financial Corp.* (Consumer Finance)	67	790
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	32	714
OptimizeRx Corp.* (Health Care Technology)	50	1,043
Optinose, Inc.* (Pharmaceuticals)	120	468
Option Care Health, Inc.* (Health Care Providers & Services)	151	2,019
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	244	2,969
ORBCOMM, Inc.* (Diversified Telecommunication Services)	254	864
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts)	228	1,142
Organogenesis Holdings, Inc.* (Biotechnology)	69	265
Orgenesis, Inc.* (Biotechnology)	62	312
ORIC Pharmaceuticals, Inc.* (Biotechnology)	30	750
Origin Bancorp, Inc. (Banks)	75	1,602
Orion Energy Systems, Inc.* (Electrical Equipment)	93	704
Orion Engineered Carbons SA (Chemicals)	207	2,590
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	137	8,098
Orrstown Financial Services, Inc. (Banks)	37	474
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	64	1,993
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	45	2,066
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	58	4,501
Osmotica Pharmaceuticals PLC* (Pharmaceuticals)	44	238
Otter Tail Corp. (Electric Utilities)	139	5,028

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Overseas Shipholding Group, Inc.* - Class A (Oil, Gas & Consumable Fuels)	227	$486
Overstock.com, Inc.* (Internet & Direct Marketing Retail)	146	10,607
Ovid Therapeutics, Inc.* (Biotechnology)	147	844
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	899	7,336
Owens & Minor, Inc. (Health Care Providers & Services)	216	5,424
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	56	2,260
Oyster Point Pharma, Inc.* (Biotechnology)	21	443
P.H. Glatfelter Co. (Paper & Forest Products)	150	2,066
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	573	5,656
Pacific Premier Bancorp, Inc. (Banks)	275	5,539
Pacira BioSciences, Inc.* (Pharmaceuticals)	144	8,657
PAE, Inc.* (Aerospace & Defense)	203	1,726
Palomar Holdings, Inc.* (Insurance)	70	7,297
PAM Transportation Services, Inc.* (Road & Rail)	6	226
Pandion Therapeutics, Inc.* (Biotechnology)	26	298
Pangaea Logistics Solutions, Ltd. (Marine)	36	93
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	112	9,215
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	137	927
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	55	2,228
Paratek Pharmaceuticals, Inc.* (Pharmaceuticals)	150	812
Park Aerospace Corp. (Aerospace & Defense)	68	743
Park City Group, Inc.* (Software)	42	207
Park National Corp. (Banks)	49	4,016
Parke BanCorp, Inc. (Banks)	36	430
Park-Ohio Holdings Corp. (Machinery)	30	482
Parsons Corp.* (Aerospace & Defense)	77	2,583
Partners Bancorp (Banks)	34	191
Passage Bio, Inc.* (Biotechnology)	47	616
Patrick Industries, Inc. (Building Products)	77	4,429
Patterson Cos., Inc. (Health Care Providers & Services)	291	7,015
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	629	1,793
PAVmed, Inc.* (Health Care Equipment & Supplies)	125	223
Paysign, Inc.* (IT Services)	106	602
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	332	1,889
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	38	1,560
PCB BanCorp (Banks)	43	378
PCSB Financial Corp. (Thrifts & Mortgage Finance)	51	616
PCTEL, Inc. (Communications Equipment)	60	340
PDC Energy, Inc.* (Oil, Gas & Consumable Fuels)	343	4,251
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	99	1,852
PDL BioPharma, Inc.* (Biotechnology)	382	1,203
PDL Community Bancorp* (Thrifts & Mortgage Finance)	26	229
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	215	495
Peapack Gladstone Financial Corp. (Banks)	63	954
Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts)	447	5,601
Penn National Gaming, Inc.* (Hotels, Restaurants & Leisure)	522	37,948
Penn Virginia Corp.* (Oil, Gas & Consumable Fuels)	47	463
Penns Woods Bancorp, Inc. (Banks)	23	457
Pennymac Financial Services, Inc. (Thrifts & Mortgage Finance)	146	8,486
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts)	340	5,464
Peoples Bancorp of North Carolina, Inc. (Banks)	15	231
Peoples Bancorp, Inc. (Banks)	63	1,203
Peoples Financial Services Corp. (Banks)	24	834
Perdoceo Education Corp.* (Diversified Consumer Services)	238	2,913
Perficient, Inc.* (IT Services)	112	4,787
Performance Food Group Co.* (Food & Staples Retailing)	450	15,579
Personalis, Inc.* (Life Sciences Tools & Services)	81	1,755
Perspecta, Inc. (IT Services)	478	9,297
Petiq, Inc.* (Health Care Providers & Services)	72	2,370
PetMed Express, Inc. (Internet & Direct Marketing Retail)	67	2,119
PFSweb, Inc.* (IT Services)	55	368
PGT Innovations, Inc.* (Building Products)	196	3,434
PhaseBio Pharmaceuticals, Inc.* (Biotechnology)	52	183
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	37	1,357
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	70	1,218
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	217	2,161
Phreesia, Inc.* (Health Care Technology)	98	3,149
Physicians Realty Trust (Equity Real Estate Investment Trusts)	717	12,841
PICO Holdings, Inc.* (Commercial Services & Supplies)	58	520
Piedmont Office Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	433	5,876
Pieris Pharmaceuticals, Inc.* (Biotechnology)	170	352
Ping Identity Holding Corp.* (Software)	126	3,932
Pioneer Bancorp, Inc.* (Thrifts & Mortgage Finance)	40	355
Piper Sandler Cos. (Capital Markets)	60	4,380
Pitney Bowes, Inc. (Commercial Services & Supplies)	595	3,159
Pixelworks, Inc.* (Semiconductors & Semiconductor Equipment)	134	275
PJT Partners, Inc. - Class A (Capital Markets)	81	4,909

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Plantronics, Inc. (Communications Equipment)	117	$1,385
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	91	322
Plexus Corp.* (Electronic Equipment, Instruments & Components)	99	6,992
Pliant Therapeutics, Inc.* (Pharmaceuticals)	36	815
Plug Power, Inc.* (Electrical Equipment)	1,170	15,690
Plumas BanCorp (Banks)	16	315
Plymouth Industrial REIT, Inc. (Equity Real Estate Investment Trusts)	54	666
PNM Resources, Inc. (Electric Utilities)	273	11,282
Portland General Electric Co. (Electric Utilities)	309	10,970
Poseida Therapeutics, Inc.* (Biotechnology)	46	408
PotlatchDeltic Corp. (Equity Real Estate Investment Trusts)	225	9,473
Powell Industries, Inc. (Electrical Equipment)	31	748
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	202	11,191
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	98	552
PQ Group Holdings, Inc.* (Chemicals)	132	1,354
PRA Group, Inc.* (Consumer Finance)	155	6,192
Precigen, Inc.* (Biotechnology)	227	795
Precision BioSciences, Inc.* (Biotechnology)	160	986
Preferred Apartment Communities, Inc. - Class A (Equity Real Estate Investment Trusts)	163	880
Preferred Bank (Banks)	47	1,510
Preformed Line Products Co. (Electrical Equipment)	10	487
Premier Financial Bancorp, Inc. (Banks)	45	486
Premier Financial Corp. (Thrifts & Mortgage Finance)	127	1,978
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	173	6,301
Prevail Therapeutics, Inc.* (Biotechnology)	49	499
PriceSmart, Inc. (Food & Staples Retailing)	78	5,183
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	132
Primo Water Corp. (Beverages)	537	7,625
Primoris Services Corp. (Construction & Engineering)	165	2,977
Priority Technology Holdings, Inc.* (IT Services)	26	82
ProAssurance Corp. (Insurance)	184	2,878
Professional Holding Corp.* - Class A (Banks)	39	523
Progenity, Inc.* (Health Care Providers & Services)	12	108
Progress Software Corp. (Software)	154	5,649
Progyny, Inc.* (Health Care Providers & Services)	92	2,708
ProPetro Holding Corp.* (Energy Equipment & Services)	275	1,117
PROS Holdings, Inc.* (Software)	135	4,312
ProSight Global, Inc.* (Insurance)	32	363
Protagonist Therapeutics, Inc.* (Biotechnology)	104	2,033
Protara Therapeutics, Inc.* (Biotechnology)	7	118
Protective Insurance Corp. - Class B (Insurance)	31	407
Prothena Corp. PLC* (Biotechnology)	106	1,059
Proto Labs, Inc.* (Machinery)	92	11,914
Provention Bio, Inc.* (Pharmaceuticals)	163	2,091
Provident BanCorp, Inc. (Thrifts & Mortgage Finance)	30	234
Provident Financial Holdings, Inc. (Thrifts & Mortgage Finance)	21	250
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)	247	3,013
Prudential Bancorp, Inc. (Thrifts & Mortgage Finance)	27	285
PS Business Parks, Inc. (Equity Real Estate Investment Trusts)	69	8,445
PTC Therapeutics, Inc.* (Biotechnology)	212	9,911
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	47	554
Puma Biotechnology, Inc.* (Biotechnology)	105	1,059
Pure Cycle Corp.* (Water Utilities)	67	604
Purple Innovation, Inc.* (Household Durables)	76	1,889
Pzena Investment Management, Inc. - Class A (Capital Markets)	58	311
Q2 Holdings, Inc.* (Software)	170	15,515
QAD, Inc. (Software)	40	1,688
QCR Holdings, Inc. (Banks)	51	1,398
QTS Realty Trust, Inc. - Class A (Equity Real Estate Investment Trusts)	210	13,234
Quad/Graphics, Inc. (Commercial Services & Supplies)	114	345
Quaker Chemical Corp. (Chemicals)	46	8,267
Qualys, Inc.* (Software)	117	11,467
Quanex Building Products Corp. (Building Products)	113	2,084
Quanterix Corp.* (Life Sciences Tools & Services)	72	2,429
Quantum Corp.* (Technology Hardware, Storage & Peripherals)	100	460
QuinStreet, Inc.* (Interactive Media & Services)	162	2,566
Quotient Technology, Inc.* (Internet & Direct Marketing Retail)	295	2,177
Quotient, Ltd.* (Health Care Equipment & Supplies)	198	1,018
R1 RCM, Inc.* (Health Care Providers & Services)	367	6,294
Rackspace Technology, Inc.* (IT Services)	116	2,238
Radian Group, Inc. (Thrifts & Mortgage Finance)	657	9,599
Radiant Logistics, Inc.* (Air Freight & Logistics)	134	689
Radius Health, Inc.* (Biotechnology)	156	1,769
RadNet, Inc.* (Health Care Providers & Services)	149	2,287
Rafael Holdings, Inc.* - Class B (Real Estate Management & Development)	32	496
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	389	5,325
Range Resources Corp. (Oil, Gas & Consumable Fuels)	735	4,866

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Ranpak Holdings Corp.* (Containers & Packaging)	99	$942
Rapid7, Inc.* (Software)	173	10,595
RAPT Therapeutics, Inc.* (Biotechnology)	38	1,224
Raven Industries, Inc. (Industrial Conglomerates)	122	2,625
Rayonier Advanced Materials, Inc.* (Chemicals)	213	682
RBB Bancorp (Banks)	57	646
RBC Bearings, Inc.* (Machinery)	85	10,303
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	29	592
Ready Capital Corp. (Mortgage Real Estate Investment Trusts)	144	1,613
Realogy Holdings Corp.* (Real Estate Management & Development)	394	3,719
Recro Pharma, Inc. (Biotechnology)	67	141
Red River Bancshares, Inc. (Banks)	17	731
Red Robin Gourmet Burgers, Inc.* (Hotels, Restaurants & Leisure)	53	697
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	226	3,865
Red Violet, Inc.* (Professional Services)	23	425
Redfin Corp.* (Real Estate Management & Development)	333	16,627
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts)	395	2,970
REGENXBIO, Inc.* (Biotechnology)	117	3,220
Regional Management Corp.* (Consumer Finance)	29	483
Regis Corp.* (Diversified Consumer Services)	81	497
Relay Therapeutics, Inc.* (Biotechnology)	111	4,727
Reliant Bancorp, Inc. (Banks)	52	754
Relmada Therapeutics, Inc.* (Pharmaceuticals)	50	1,881
Renasant Corp. (Banks)	187	4,249
Renewable Energy Group, Inc.* (Oil, Gas & Consumable Fuels)	131	6,998
Rent-A-Center, Inc. (Specialty Retail)	166	4,962
Repay Holdings Corp.* (IT Services)	204	4,794
Replimune Group, Inc.* (Biotechnology)	72	1,657
Repro-Med Systems, Inc.* (Health Care Equipment & Supplies)	93	671
Republic Bancorp, Inc. - Class A (Banks)	33	929
Republic First Bancorp, Inc.* (Banks)	156	309
Research Frontiers, Inc.* (Electronic Equipment, Instruments & Components)	91	246
Resideo Technologies, Inc.* (Building Products)	425	4,675
Resonant, Inc.* (Communications Equipment)	172	409
Resources Connection, Inc. (Professional Services)	105	1,213
Retail Opportunity Investments Corp. (Equity Real Estate Investment Trusts)	397	4,135
Retail Properties of America, Inc. (Equity Real Estate Investment Trusts)	736	4,276
Retail Value, Inc. (Equity Real Estate Investment Trusts)	56	704
Retractable Technologies, Inc.* (Health Care Equipment & Supplies)	46	306
Retrophin, Inc.* (Biotechnology)	168	3,101
REV Group, Inc. (Machinery)	94	742
Revance Therapeutics, Inc.* (Pharmaceuticals)	216	5,430
Revlon, Inc.* - Class A (Personal Products)	24	152
REVOLUTION Medicines, Inc.* (Biotechnology)	132	4,594
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	19	1,247
Rexnord Corp. (Machinery)	419	12,504
RGC Resources, Inc. (Gas Utilities)	26	610
RH* (Specialty Retail)	53	20,278
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	115	2,492
Ribbon Communications, Inc.* (Communications Equipment)	234	906
Richmond Mutual Bancorp, Inc. (Banks)	42	444
Rigel Pharmaceuticals, Inc.* (Biotechnology)	583	1,399
Rimini Street, Inc.* (Software)	77	248
Rite Aid Corp.* (Food & Staples Retailing)	188	1,784
Riverview Bancorp, Inc. (Thrifts & Mortgage Finance)	73	303
RLI Corp. (Insurance)	136	11,386
RLJ Lodging Trust (Equity Real Estate Investment Trusts)	564	4,884
Rocket Pharmaceuticals, Inc.* (Biotechnology)	117	2,675
Rockwell Medical, Inc.* (Health Care Equipment & Supplies)	239	256
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	24	596
Rogers Corp.* (Electronic Equipment, Instruments & Components)	64	6,276
Rosetta Stone, Inc.* (Entertainment)	80	2,398
RPC, Inc.* (Energy Equipment & Services)	197	520
RPT Realty (Equity Real Estate Investment Trusts)	277	1,507
Rubius Therapeutics, Inc.* (Biotechnology)	123	616
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	94	4,751
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	15	665
Ruth's Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	111	1,228
Ryerson Holding Corp.* (Metals & Mining)	55	315
Ryman Hospitality Properties, Inc. - Class I (Equity Real Estate Investment Trusts)	173	6,366
S&T Bancorp, Inc. (Banks)	133	2,353
Sabra Health Care REIT, Inc. (Equity Real Estate Investment Trusts)	705	9,718
Safe Bulkers, Inc.* (Marine)	178	183
Safeguard Scientifics, Inc. (Capital Markets)	67	367
Safehold, Inc. (Equity Real Estate Investment Trusts)	59	3,664
Safety Insurance Group, Inc. (Insurance)	50	3,455
Saga Communications, Inc. - Class A (Media)	13	258
Saia, Inc.* (Road & Rail)	90	11,352
SailPoint Technologies Holding, Inc.* (Software)	302	11,950
Salisbury Bancorp, Inc. (Banks)	9	284

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Sally Beauty Holdings, Inc.* (Specialty Retail)	387	$3,363
Sanderson Farms, Inc. (Food Products)	69	8,140
Sandy Spring Bancorp, Inc. (Banks)	158	3,647
Sangamo Therapeutics, Inc.* (Biotechnology)	395	3,733
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	231	6,249
Sapiens International Corp. N.V. (Software)	88	2,691
Satsuma Pharmaceuticals, Inc.* (Pharmaceuticals)	32	124
Saul Centers, Inc. (Equity Real Estate Investment Trusts)	41	1,090
Savara, Inc.* (Biotechnology)	165	180
SB Financial Group, Inc. (Banks)	24	324
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	87	1,725
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	89	1,711
Scholar Rock Holding Corp.* (Biotechnology)	78	1,380
Scholastic Corp. (Media)	100	2,099
Schrodinger, Inc.* (Health Care Technology)	100	4,751
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	107	3,252
Scientific Games Corp.* - Class A (Hotels, Restaurants & Leisure)	196	6,842
Scorpio Bulkers, Inc. (Marine)	31	439
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	176	1,948
scPharmaceuticals, Inc.* (Pharmaceuticals)	24	179
Sculptor Capital Management, Inc. (Capital Markets)	63	740
SeaChange International, Inc.* (Software)	103	90
Seacoast Banking Corp.* (Banks)	177	3,191
SEACOR Holdings, Inc.* (Energy Equipment & Services)	66	1,919
SeaSpine Holdings Corp.* (Health Care Equipment & Supplies)	91	1,301
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	175	3,451
SecureWorks Corp.* - Class A (Software)	31	353
Security National Financial Corp.* - Class A (Thrifts & Mortgage Finance)	33	211
Select Bancorp, Inc.* (Banks)	54	388
Select Energy Services, Inc.* (Energy Equipment & Services)	202	776
Select Medical Holdings Corp.* (Health Care Providers & Services)	373	7,766
Selecta Biosciences, Inc.* (Biotechnology)	233	578
Selective Insurance Group, Inc. (Insurance)	203	10,452
Selectquote, Inc.* (Insurance)	109	2,207
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	222	11,757
Seneca Foods Corp.* - Class A (Food Products)	22	786
Sensient Technologies Corp. (Chemicals)	146	8,429
Seres Therapeutics, Inc.* (Biotechnology)	182	5,152
Seritage Growth Properties* - Class A (Equity Real Estate Investment Trusts)	117	1,574
Service Properties Trust (Equity Real Estate Investment Trusts)	563	4,476
ServiceSource International, Inc.* (IT Services)	298	438
ServisFirst Bancshares, Inc. (Banks)	167	5,683
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	331	2,479
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	120	7,738
Sharps Compliance Corp.* (Health Care Providers & Services)	49	307
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	165	7,333
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	98	7,428
Shoe Carnival, Inc. (Specialty Retail)	32	1,075
Shore Bancshares, Inc. (Banks)	43	472
ShotSpotter, Inc.* (Software)	28	869
Shutterstock, Inc. (Internet & Direct Marketing Retail)	75	3,903
SI-BONE, Inc.* (Health Care Equipment & Supplies)	87	2,064
Siebert Financial Corp.* (Capital Markets)	39	126
Sientra, Inc.* (Health Care Equipment & Supplies)	159	541
Sierra Bancorp (Banks)	48	806
SIGA Technologies, Inc.* (Pharmaceuticals)	179	1,230
Signet Jewelers, Ltd. (Specialty Retail)	179	3,347
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	149	14,580
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	92	6,183
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	33	345
Silvergate Capital Corp.* - Class A (Banks)	54	778
Simmons First National Corp. - Class A (Banks)	372	5,898
Simply Good Foods Co.* (Food Products)	293	6,461
Simpson Manufacturing Co., Inc. (Building Products)	150	14,573
Simulations Plus, Inc. (Health Care Technology)	48	3,617
Sinclair Broadcast Group, Inc. - Class A (Media)	152	2,923
SITE Centers Corp. (Equity Real Estate Investment Trusts)	526	3,787
Siteone Landscape Supply, Inc.* (Trading Companies & Distributors)	151	18,415
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	31	2,605
SJW Corp. (Water Utilities)	91	5,538
Skyline Champion Corp.* (Household Durables)	181	4,845
SkyWest, Inc. (Airlines)	169	5,046
Sleep Number Corp.* (Specialty Retail)	93	4,549
SM Energy Co. (Oil, Gas & Consumable Fuels)	392	623
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	49	1,340
SmartFinancial, Inc. (Banks)	48	652
Smith & Wesson Brands, Inc. (Leisure Products)	187	2,902
Smith Micro Software, Inc.* (Software)	118	440

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	99	$628
Soleno Therapeutics, Inc.* (Biotechnology)	205	515
Solid Biosciences, Inc.* (Biotechnology)	85	173
Soliton, Inc.* (Health Care Equipment & Supplies)	24	183
Sonic Automotive, Inc. - Class A (Specialty Retail)	82	3,293
Sonos, Inc.* (Household Durables)	277	4,205
Sorrento Therapeutics, Inc.*(a) (Biotechnology)	760	8,474
South Jersey Industries, Inc. (Gas Utilities)	346	6,667
South Plains Financial, Inc. (Banks)	36	447
South State Corp. (Banks)	240	11,555
Southern First Bancshares, Inc.* (Banks)	25	604
Southern Missouri Bancorp, Inc. (Thrifts & Mortgage Finance)	26	613
Southern National Bancorp of Virginia, Inc. (Banks)	68	590
Southside Bancshares, Inc. (Banks)	109	2,663
Southwest Gas Holdings, Inc. (Gas Utilities)	192	12,115
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	2,058	4,836
SP Plus Corp.* (Commercial Services & Supplies)	79	1,418
Spark Energy, Inc. - Class A (Electric Utilities)	41	341
SpartanNash Co. (Food & Staples Retailing)	122	1,995
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	496	2,024
Spero Therapeutics, Inc.* (Biotechnology)	51	569
Spire, Inc. (Gas Utilities)	172	9,150
Spirit Airlines, Inc.* (Airlines)	306	4,927
Spirit of Texas Bancshares, Inc.* (Banks)	45	502
Spok Holdings, Inc. (Wireless Telecommunication Services)	61	580
Sportsman's Warehouse Holdings, Inc.* (Specialty Retail)	147	2,104
SpringWorks Therapeutics, Inc.* (Biotechnology)	73	3,480
Sprout Social, Inc.* - Class A (Software)	94	3,619
SPS Commerce, Inc.* (Software)	121	9,422
SPX Corp.* (Machinery)	148	6,864
SPX FLOW, Inc.* (Machinery)	146	6,252
STAAR Surgical Co.* (Health Care Equipment & Supplies)	157	8,880
STAG Industrial, Inc. (Equity Real Estate Investment Trusts)	515	15,701
Stamps.com, Inc.* (Internet & Direct Marketing Retail)	58	13,975
Standard AVB Financial Corp. (Thrifts & Mortgage Finance)	13	424
Standard Motor Products, Inc. (Auto Components)	72	3,215
Standex International Corp. (Machinery)	42	2,486
Startek, Inc.* (IT Services)	60	315
State Auto Financial Corp. (Insurance)	60	826
Steelcase, Inc. - Class A (Commercial Services & Supplies)	296	2,993
Stepan Co. (Chemicals)	74	8,066
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	152	544
Sterling Bancorp, Inc. (Thrifts & Mortgage Finance)	56	169
Sterling Construction Co., Inc.* (Construction & Engineering)	95	1,345
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	283	5,519
Stewart Information Services Corp. (Insurance)	90	3,936
Stifel Financial Corp. (Capital Markets)	229	11,578
Stitch Fix, Inc.* (Internet & Direct Marketing Retail)	193	5,236
Stock Yards Bancorp, Inc. (Banks)	70	2,383
Stoke Therapeutics, Inc.* (Biotechnology)	42	1,407
Stoneridge, Inc.* (Auto Components)	89	1,635
StoneX Group, Inc.* (Capital Markets)	56	2,865
Strategic Education, Inc. (Diversified Consumer Services)	83	7,591
Stratus Properties, Inc.* (Real Estate Management & Development)	20	431
Strongbridge BioPharma PLC* (Pharmaceuticals)	122	256
Sturm, Ruger & Co., Inc. (Leisure Products)	58	3,547
Summit Financial Group, Inc. (Banks)	39	578
Summit Hotel Properties, Inc. (Equity Real Estate Investment Trusts)	355	1,839
Summit Materials, Inc.* - Class A (Construction Materials)	394	6,517
SunCoke Energy, Inc. (Metals & Mining)	285	975
Sunnova Energy International, Inc.* (Independent Power and Renewable Electricity Producers)	182	5,535
SunPower Corp.* (Semiconductors & Semiconductor Equipment)	263	3,290
Sunrun, Inc.* (Electrical Equipment)	408	31,444
Sunstone Hotel Investors, Inc. (Equity Real Estate Investment Trusts)	738	5,860
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	154	4,066
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	37	860
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	167	3,480
Surgalign Holdings, Inc.* (Health Care Equipment & Supplies)	201	364
Surgery Partners, Inc.* (Health Care Providers & Services)	77	1,686
Surmodics, Inc.* (Health Care Equipment & Supplies)	45	1,751
Sutro BioPharma, Inc.* (Biotechnology)	89	894
SVMK, Inc.* (Software)	416	9,198
SWK Holdings Corp.* (Diversified Financial Services)	12	168
Sykes Enterprises, Inc.* (IT Services)	133	4,550
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	117	9,409
Synchronoss Technologies, Inc.* (Software)	141	424
Syndax Pharmaceuticals, Inc.* (Biotechnology)	92	1,358
Syros Pharmaceuticals, Inc.* (Biotechnology)	143	1,264

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Systemax, Inc. (Trading Companies & Distributors)	43	$1,029
Tabula Rasa Healthcare, Inc.* (Health Care Technology)	70	2,854
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	63	2,305
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	42	271
Tanger Factory Outlet Centers, Inc.(a) (Equity Real Estate Investment Trusts)	311	1,875
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	102	124
Taylor Morrison Home Corp.* (Household Durables)	433	10,647
TCR2 Therapeutics, Inc.* (Biotechnology)	87	1,768
Team, Inc.* (Commercial Services & Supplies)	103	567
TechTarget, Inc.* (Media)	80	3,517
TEGNA, Inc. (Media)	753	8,849
Tejon Ranch Co.* (Real Estate Management & Development)	72	1,019
Tela Bio, Inc.* (Health Care Equipment & Supplies)	24	397
Telenav, Inc.* (Software)	114	410
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	563	449
Tenable Holdings, Inc.* (Software)	239	9,022
Tenet Healthcare Corp.* (Health Care Providers & Services)	359	8,799
Tennant Co. (Machinery)	63	3,803
Tenneco, Inc.* (Auto Components)	175	1,215
Terex Corp. (Machinery)	231	4,472
Terreno Realty Corp. (Equity Real Estate Investment Trusts)	229	12,540
Territorial Bancorp, Inc. (Thrifts & Mortgage Finance)	27	546
Tetra Tech, Inc. (Commercial Services & Supplies)	185	17,669
Texas Capital Bancshares, Inc.* (Banks)	174	5,417
Texas Roadhouse, Inc. - Class A (Hotels, Restaurants & Leisure)	226	13,739
Textainer Group Holdings, Ltd.* (Trading Companies & Distributors)	177	2,506
TG Therapeutics, Inc.* (Biotechnology)	381	10,196
The Andersons, Inc. (Food & Staples Retailing)	107	2,051
The Bancorp, Inc.* (Banks)	177	1,529
The Bank of Nt Butterfield & Son, Ltd. (Banks)	175	3,899
The Bank of Princeton (Banks)	20	363
The Brink's Co. (Commercial Services & Supplies)	173	7,109
The Buckle, Inc. (Specialty Retail)	100	2,039
The Cato Corp. - Class A (Specialty Retail)	73	571
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	146	4,050
The Children's Place, Inc. (Specialty Retail)	49	1,389
The Community Financial Corp. (Banks)	18	384
The Container Store Group, Inc.* (Specialty Retail)	67	416
The E.W. Scripps Co. - Class A (Media)	192	2,196
The Eastern Co. (Machinery)	19	371
The Ensign Group, Inc. (Health Care Providers & Services)	176	10,043
The ExOne Co.* (Machinery)	40	489
The First Bancorp, Inc. (Banks)	35	738
The GEO Group, Inc. (Equity Real Estate Investment Trusts)	405	4,593
The Goodyear Tire & Rubber Co. (Auto Components)	794	6,090
The Greenbrier Cos., Inc. (Machinery)	111	3,263
The Hackett Group, Inc. (IT Services)	86	961
The Joint Corp.* (Health Care Providers & Services)	46	800
The Lovesac Co.* (Household Durables)	34	942
The Macerich Co. (Equity Real Estate Investment Trusts)	515	3,497
The Manitowoc Co., Inc.* (Machinery)	116	976
The Marcus Corp. (Entertainment)	77	595
The Michaels Cos., Inc.* (Specialty Retail)	256	2,472
The ODP Corp.* (Specialty Retail)	179	3,482
The Pennant Group, Inc.* (Health Care Providers & Services)	88	3,393
The Providence Service Corp.* (Health Care Providers & Services)	42	3,902
The RealReal, Inc.* (Internet & Direct Marketing Retail)	214	3,097
The RMR Group, Inc. - Class A (Real Estate Management & Development)	52	1,428
The Shyft Group, Inc. (Machinery)	118	2,228
The St Joe Co.* (Real Estate Management & Development)	113	2,331
TherapeuticsMD, Inc.*(a) (Pharmaceuticals)	811	1,281
Theravance Biopharma, Inc.* (Pharmaceuticals)	158	2,336
Thermon Group Holdings, Inc.* (Electrical Equipment)	112	1,258
Third Point Reinsurance, Ltd.* (Insurance)	277	1,925
Tidewater, Inc.* (Energy Equipment & Services)	139	933
Tilly's, Inc. - Class A (Specialty Retail)	76	458
Timberland Bancorp, Inc. (Thrifts & Mortgage Finance)	26	468
TimkenSteel Corp.* (Metals & Mining)	154	547
Tiptree, Inc. (Insurance)	84	416
Titan Machinery, Inc.* (Trading Companies & Distributors)	65	860
Tivity Health, Inc.* (Health Care Providers & Services)	149	2,089
Tompkins Financial Corp. (Banks)	49	2,784
Tootsie Roll Industries, Inc. (Food Products)	55	1,700
TopBuild Corp.* (Household Durables)	114	19,460
TowneBank (Banks)	230	3,772
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts)	206	1,743
TPI Composites, Inc.* (Electrical Equipment)	104	3,012
Transcat, Inc.* (Trading Companies & Distributors)	24	703
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	125
Translate Bio, Inc.* (Biotechnology)	234	3,185

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	86	$1,185
Transocean, Ltd.* (Energy Equipment & Services)	2,008	1,620
Trean Insurance Group, Inc.* (Insurance)	41	625
Trecora Resources* (Chemicals)	83	510
Tredegar Corp. (Chemicals)	90	1,338
TRI Pointe Group, Inc.* (Household Durables)	445	8,072
Tribune Publishing Co. (Media)	54	630
Tricida, Inc.* (Pharmaceuticals)	97	879
TriCo Bancshares (Banks)	91	2,229
TriMas Corp.* (Machinery)	149	3,397
TriNet Group, Inc.* (Professional Services)	141	8,364
Trinseo SA (Chemicals)	131	3,359
Triple-S Management Corp.* (Health Care Providers & Services)	78	1,394
TriState Capital Holdings, Inc.* (Banks)	95	1,258
Triton International, Ltd. (Trading Companies & Distributors)	171	6,955
Triumph Bancorp, Inc.* (Banks)	78	2,429
Triumph Group, Inc. (Aerospace & Defense)	177	1,152
Tronox Holdings PLC - Class A (Chemicals)	307	2,416
TrueBlue, Inc.* (Professional Services)	123	1,905
TrueCar, Inc.* (Interactive Media & Services)	364	1,820
Trupanion, Inc.* (Insurance)	102	8,048
TrustCo Bank Corp. (Thrifts & Mortgage Finance)	325	1,697
Trustmark Corp. (Banks)	216	4,625
TTEC Holdings, Inc. (IT Services)	62	3,382
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	343	3,914
Tucows, Inc.* (IT Services)	32	2,205
Tupperware Brands Corp.* (Household Durables)	168	3,387
Turning Point Brands, Inc. (Tobacco)	41	1,144
Turning Point Therapeutics, Inc.* (Biotechnology)	117	10,221
Turtle Beach Corp.* (Household Durables)	46	837
Tutor Perini Corp.* (Construction & Engineering)	140	1,558
Twin River Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	62	1,629
Twist Bioscience Corp.* (Biotechnology)	112	8,509
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts)	941	4,790
Tyme Technologies, Inc.* (Biotechnology)	232	227
U.S. Concrete, Inc.* (Construction Materials)	55	1,597
U.S. Ecology, Inc. (Commercial Services & Supplies)	108	3,528
U.S. Lime & Minerals, Inc. (Construction Materials)	7	631
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	44	3,823
U.S. Silica Holdings, Inc. (Energy Equipment & Services)	253	759
UFP Industries, Inc. (Building Products)	205	11,585
UFP Technologies, Inc.* (Containers & Packaging)	24	994
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	138	2,961
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	197	16,191
Ultralife Corp.* (Electrical Equipment)	31	183
UMB Financial Corp. (Banks)	150	7,352
UMH Properties, Inc. (Equity Real Estate Investment Trusts)	126	1,706
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	47	603
UniFirst Corp. (Commercial Services & Supplies)	52	9,847
Unisys Corp.* (IT Services)	212	2,262
United Bankshares, Inc. (Banks)	425	9,125
United Community Banks, Inc. (Banks)	268	4,537
United Fire Group, Inc. (Insurance)	72	1,463
United Insurance Holdings Corp. (Insurance)	70	424
United Natural Foods, Inc.* (Food & Staples Retailing)	187	2,781
United Security Bancshares/Fresno CA (Banks)	46	281
United States Steel Corp. (Metals & Mining)	752	5,520
Uniti Group, Inc. (Equity Real Estate Investment Trusts)	664	6,995
Unitil Corp. (Multi-Utilities)	51	1,971
Unity BanCorp, Inc. (Banks)	27	313
UNITY Biotechnology, Inc.* (Biotechnology)	120	415
Universal Corp. (Tobacco)	83	3,476
Universal Electronics, Inc.* (Household Durables)	46	1,736
Universal Health Realty Income Trust (Equity Real Estate Investment Trusts)	44	2,508
Universal Insurance Holdings, Inc. (Insurance)	95	1,315
Universal Logistics Holdings, Inc. (Road & Rail)	26	542
Universal Technical Institute, Inc.* (Diversified Consumer Services)	99	503
Univest Financial Corp. (Banks)	99	1,423
Upland Software, Inc.* (Software)	89	3,355
Upwork, Inc.* (Professional Services)	319	5,563
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	624	622
Urban Edge Properties (Equity Real Estate Investment Trusts)	399	3,878
Urban Outfitters, Inc.* (Specialty Retail)	237	4,932
UroGen Pharma, Ltd.* (Biotechnology)	67	1,292
Urstadt Biddle Properties, Inc. - Class A (Equity Real Estate Investment Trusts)	102	938
US Xpress Enterprises, Inc.* - Class A (Road & Rail)	76	628
USANA Health Sciences, Inc.* (Personal Products)	40	2,946
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	12	958
Valley National Bancorp (Banks)	1,368	9,370
Value Line, Inc. (Capital Markets)	4	99
Vanda Pharmaceuticals, Inc.* (Biotechnology)	185	1,787

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Vapotherm, Inc.* (Health Care Equipment & Supplies)	67	$1,943
Varex Imaging Corp.* (Health Care Equipment & Supplies)	131	1,666
Varonis Systems, Inc.* (Software)	107	12,350
Vaxart, Inc.* (Biotechnology)	180	1,197
Vaxcyte, Inc.* (Pharmaceuticals)	63	3,111
VBI Vaccines, Inc.*(a) (Biotechnology)	590	1,687
Vector Group, Ltd. (Tobacco)	480	4,651
Vectrus, Inc.* (Aerospace & Defense)	39	1,482
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	167	1,949
Venus Concept, Inc.* (Health Care Equipment & Supplies)	66	153
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	70	428
Veracyte, Inc.* (Biotechnology)	197	6,401
Verastem, Inc.* (Biotechnology)	586	709
Vericel Corp.* (Biotechnology)	154	2,854
Vericity, Inc. (Insurance)	6	61
Verint Systems, Inc.* (Software)	220	10,600
Veritex Holdings, Inc. (Banks)	163	2,776
Veritiv Corp.* (Trading Companies & Distributors)	44	557
Veritone, Inc.* (Software)	80	733
Verra Mobility Corp.* - Class C (IT Services)	459	4,434
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	43	333
Verso Corp. - Class A (Paper & Forest Products)	108	852
Veru, Inc.* (Personal Products)	182	477
Viad Corp. (Commercial Services & Supplies)	69	1,437
Viavi Solutions, Inc.* (Communications Equipment)	785	9,207
Vicor Corp.* (Electrical Equipment)	66	5,130
Viela Bio, Inc.* (Biotechnology)	74	2,078
Viemed Healthcare, Inc.* (Health Care Providers & Services)	120	1,037
ViewRay, Inc.* (Health Care Equipment & Supplies)	383	1,341
Viking Therapeutics, Inc.* (Biotechnology)	225	1,310
Village Super Market, Inc. - Class A (Food & Staples Retailing)	29	714
Vir Biotechnology, Inc.* (Biotechnology)	184	6,317
VirnetX Holding Corp. (Software)	217	1,144
Virtus Investment Partners, Inc. (Capital Markets)	25	3,466
Virtusa Corp.* (IT Services)	100	4,916
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	456	7,100
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	43	1,089
Vista Outdoor, Inc.* (Leisure Products)	200	4,036
Visteon Corp.* (Auto Components)	95	6,576
Vital Farms, Inc.* (Food Products)	35	1,419
Vivint Smart Home, Inc.* (Diversified Consumer Services)	250	4,270
Vivint Solar, Inc.* (Electrical Equipment)	169	7,157
Vocera Communications, Inc.* (Health Care Technology)	110	3,199
VolitionRX, Ltd.* (Health Care Equipment & Supplies)	94	302
Vonage Holdings Corp.* (Diversified Telecommunication Services)	795	8,133
VOXX International Corp.* (Auto Components)	68	523
Voyager Therapeutics, Inc.* (Biotechnology)	89	950
VSE Corp. (Commercial Services & Supplies)	30	919
vTv Therapeutics, Inc.* - Class A (Biotechnology)	36	64
VYNE Therapeutics, Inc.* (Pharmaceuticals)	499	828
W&T Offshore, Inc.*(a) (Oil, Gas & Consumable Fuels)	324	583
Wabash National Corp. (Machinery)	182	2,177
Waddell & Reed Financial, Inc. - Class A (Capital Markets)	221	3,282
Waitr Holdings, Inc.* (Internet & Direct Marketing Retail)	287	924
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	97	5,141
Warrior Met Coal, Inc. (Metals & Mining)	177	3,023
Washington Federal, Inc. (Thrifts & Mortgage Finance)	259	5,403
Washington Real Estate Investment Trust (Equity Real Estate Investment Trusts)	283	5,697
Washington Trust Bancorp, Inc. (Banks)	59	1,809
Waterstone Financial, Inc. (Thrifts & Mortgage Finance)	77	1,193
Watford Holdings, Ltd.* (Insurance)	59	1,353
Watts Water Technologies, Inc. - Class A (Machinery)	94	9,414
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	84	713
WD-40 Co. (Household Products)	47	8,897
Weis Markets, Inc. (Food & Staples Retailing)	33	1,584
Welbilt, Inc.* (Machinery)	448	2,760
Werner Enterprises, Inc. (Road & Rail)	209	8,776
WesBanco, Inc. (Banks)	224	4,785
WESCO International, Inc.* (Trading Companies & Distributors)	170	7,483
West Bancorp, Inc. (Banks)	55	871
Westamerica Bancorp (Banks)	90	4,892
Western Asset Mortgage Capital Corp. (Mortgage Real Estate Investment Trusts)	204	416
Western New England Bancorp, Inc. (Thrifts & Mortgage Finance)	78	439
Westwood Holdings Group, Inc. (Capital Markets)	27	301
Weyco Group, Inc. (Distributors)	21	340
Whitestone REIT (Equity Real Estate Investment Trusts)	137	822
Whiting Petroleum Corp.* (Oil, Gas & Consumable Fuels)	4	69
WideOpenWest, Inc.* (Media)	180	934
Willdan Group, Inc.* (Professional Services)	35	893
Willis Lease Finance Corp.* (Trading Companies & Distributors)	10	185
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	551	9,191

:: ProFund VP UltraSmall-Cap :: September 30, 2020

Common Stocks, continued

	Shares	Value
Wingstop, Inc. (Hotels, Restaurants & Leisure)	102	$13,938
Winmark Corp. (Specialty Retail)	10	1,722
Winnebago Industries, Inc. (Automobiles)	107	5,529
WisdomTree Investments, Inc. (Capital Markets)	478	1,530
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	274	7,080
Workhorse Group, Inc.*(a) (Auto Components)	324	8,191
Workiva, Inc.* (Software)	134	7,472
World Acceptance Corp.*(a) (Consumer Finance)	16	1,689
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	215	4,556
Worthington Industries, Inc. (Metals & Mining)	125	5,098
Wrap Technologies, Inc.* (Electronic Equipment, Instruments & Components)	39	264
Wright Medical Group N.V.* (Health Care Equipment & Supplies)	442	13,499
WSFS Financial Corp. (Thrifts & Mortgage Finance)	172	4,639
WW International, Inc.* (Diversified Consumer Services)	162	3,057
X4 Pharmaceuticals, Inc.* (Biotechnology)	55	372
XBiotech, Inc.* (Biotechnology)	49	935
Xencor, Inc.* (Biotechnology)	190	7,370
Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts)	389	3,415
Xeris Pharmaceuticals, Inc.* (Pharmaceuticals)	158	937
XOMA Corp.* (Biotechnology)	21	396
XPEL, Inc.* (Auto Components)	57	1,487
Xperi Holding Corp. (Software)	369	4,240
Yelp, Inc.* (Interactive Media & Services)	244	4,902
YETI Holdings, Inc.* (Leisure Products)	275	12,464
Yext, Inc.* (Software)	347	5,267
Y-mAbs Therapeutics, Inc.* (Biotechnology)	103	3,954
York Water Co. (Water Utilities)	45	1,902
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	40	1,308
ZIOPHARM Oncology, Inc.*(a) (Biotechnology)	732	1,845
Zix Corp.* (Software)	188	1,098
Zogenix, Inc.* (Pharmaceuticals)	191	3,425
Zumiez, Inc.* (Specialty Retail)	72	2,003
Zuora, Inc.* - Class A (Software)	345	3,567
Zynex, Inc.* (Health Care Equipment & Supplies)	64	1,117

TOTAL COMMON STOCKS (Cost $5,073,624)		6,478,400

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $–)		$—

	Principal Amount	Value
Repurchase Agreements(b)(c) (51.8%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $6,529,005	$6,529,000	$6,529,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,529,000)		6,529,000

Collateral for Securities Loaned (0.5%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(d)	32,032	$32,032
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(d)	192	192
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(d)	835	835
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(d)	25,060	25,060
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $58,119)		58,119
TOTAL INVESTMENT SECURITIES (Cost $11,660,743) - 103.7%		13,065,519
Net other assets (liabilities) - (3.7)%		(468,539)

NET ASSETS - 100.0%		$12,596,980

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of September 30, 2020, this security represented 0.00% of the net assets of the ProFund VP.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $54,995.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At September 30, 2020, the aggregate amount held in a segregated account was $2,736,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	22	12/21/20	$1,655,830	$12,248

September 30, 2020 :: ProFund VP UltraSmall-Cap ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	10/27/20	0.15%	$5,423,910	$(8,393)
Russell 2000 Index	Goldman Sachs International	10/27/20	0.35%	2,773,652	(4,107)
				$8,197,562	$(12,500)

iShares Russell 2000 ETF	UBS AG	10/27/20	(0.10)%	1,196,258	(1,835)
Russell 2000 Index	UBS AG	10/27/20	0.10%	7,727,245	(4,188)
				$8,923,503	$(6,023)
				$17,121,065	$(18,523)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraSmall-Cap :: September 30, 2020

ProFund VP UltraSmall-Cap invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Aerospace & Defense	$53,689	0.4%
Air Freight & Logistics	24,560	0.2%
Airlines	17,673	0.1%
Auto Components	83,205	0.7%
Automobiles	5,529	NM
Banks	454,007	3.6%
Beverages	19,255	0.2%
Biotechnology	714,139	5.7%
Building Products	111,697	0.9%
Capital Markets	96,381	0.8%
Chemicals	106,900	0.8%
Commercial Services & Supplies	134,640	1.1%
Communications Equipment	57,248	0.5%
Construction & Engineering	85,714	0.7%
Construction Materials	9,513	0.1%
Consumer Finance	43,522	0.3%
Containers & Packaging	13,277	0.1%
Distributors	5,331	NM
Diversified Consumer Services	40,209	0.3%
Diversified Financial Services	14,357	0.1%
Diversified Telecommunication Services	48,362	0.4%
Electric Utilities	45,075	0.4%
Electrical Equipment	95,390	0.8%
Electronic Equipment, Instruments & Components	144,099	1.1%
Energy Equipment & Services	33,964	0.3%
Entertainment	18,286	0.1%
Equity Real Estate Investment Trusts	387,851	3.1%
Food & Staples Retailing	55,687	0.4%
Food Products	97,945	0.8%
Gas Utilities	65,406	0.6%
Health Care Equipment & Supplies	242,403	1.9%
Health Care Providers & Services	174,654	1.4%
Health Care Technology	74,844	0.6%
Hotels, Restaurants & Leisure	233,826	2.0%
Household Durables	158,784	1.3%
Household Products	15,738	0.1%
Independent Power and Renewable Electricity Producers	24,678	0.2%
Industrial Conglomerates	2,625	NM
Insurance	153,925	1.2%
Interactive Media & Services	22,617	0.2%
Internet & Direct Marketing Retail	51,203	0.4%
IT Services	135,002	1.1%
Leisure Products	43,694	0.3%
Life Sciences Tools & Services	49,782	0.4%
Machinery	242,385	1.8%
Marine	8,408	0.1%
Media	52,884	0.4%
Metals & Mining	97,177	0.8%
Mortgage Real Estate Investment Trusts	83,452	0.7%
Multiline Retail	13,081	0.1%
Multi-Utilities	29,870	0.2%
Oil, Gas & Consumable Fuels	90,305	0.7%
Paper & Forest Products	32,164	0.3%
Personal Products	24,083	0.2%
Pharmaceuticals	131,482	1.0%
Professional Services	78,500	0.6%
Real Estate Management & Development	55,663	0.4%
Road & Rail	37,545	0.3%
Semiconductors & Semiconductor Equipment	174,228	1.4%
Software	354,192	2.7%
Specialty Retail	180,149	1.4%
Technology Hardware, Storage & Peripherals	10,590	0.1%
Textiles, Apparel & Luxury Goods	56,490	0.4%
Thrifts & Mortgage Finance	111,548	0.9%
Tobacco	9,271	0.1%
Trading Companies & Distributors	95,808	0.8%
Water Utilities	31,251	0.2%
Wireless Telecommunication Services	11,188	0.1%
Other**	6,118,580	48.6%
Total	$12,596,980	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

September 30, 2020 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.7%)

	Shares	Value
ALLETE, Inc. (Electric Utilities)	1,763	$91,218
Alliant Energy Corp. (Electric Utilities)	8,483	438,147
Ameren Corp. (Multi-Utilities)	8,396	663,956
American Electric Power Co., Inc. (Electric Utilities)	16,860	1,377,968
American Water Works Co., Inc. (Water Utilities)	6,157	892,026
Atmos Energy Corp. (Gas Utilities)	4,192	400,713
Avangrid, Inc. (Electric Utilities)	1,890	95,369
Avista Corp. (Multi-Utilities)	2,308	78,749
Black Hills Corp. (Multi-Utilities)	2,132	114,041
CenterPoint Energy, Inc. (Multi-Utilities)	18,514	358,246
CMS Energy Corp. (Multi-Utilities)	9,729	597,458
Consolidated Edison, Inc. (Multi-Utilities)	11,367	884,353
Dominion Energy, Inc. (Multi-Utilities)	28,550	2,253,451
DTE Energy Co. (Multi-Utilities)	6,547	753,167
Duke Energy Corp. (Electric Utilities)	24,991	2,213,202
Edison International (Electric Utilities)	12,853	653,447
Entergy Corp. (Electric Utilities)	6,803	670,300
Essential Utilities, Inc. (Water Utilities)	7,581	305,135
Evergy, Inc. (Electric Utilities)	7,708	391,721
Eversource Energy (Electric Utilities)	11,644	972,856
Exelon Corp. (Electric Utilities)	33,115	1,184,192
FirstEnergy Corp. (Electric Utilities)	18,422	528,896
Hawaiian Electric Industries, Inc. (Electric Utilities)	3,710	123,320
IDACORP, Inc. (Electric Utilities)	1,715	137,029
MDU Resources Group, Inc. (Multi-Utilities)	6,813	153,293
National Fuel Gas Co. (Gas Utilities)	3,091	125,464
New Jersey Resources Corp. (Gas Utilities)	3,260	88,085
NextEra Energy, Inc. (Electric Utilities)	16,639	4,618,320
NiSource, Inc. (Multi-Utilities)	13,015	286,330
NorthWestern Corp. (Multi-Utilities)	1,719	83,612
NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	8,296	255,019
ONE Gas, Inc. (Gas Utilities)	1,798	124,080
PG&E Corp.*(a) (Electric Utilities)	49,479	464,608
Pinnacle West Capital Corp. (Electric Utilities)	3,825	285,154
PNM Resources, Inc. (Electric Utilities)	2,707	111,880
Portland General Electric Co. (Electric Utilities)	3,042	107,991
PPL Corp. (Electric Utilities)	26,124	710,834
Public Service Enterprise Group, Inc. (Multi-Utilities)	17,187	943,738
Sempra Energy (Multi-Utilities)	9,830	1,163,478
Southwest Gas Holdings, Inc. (Gas Utilities)	1,900	119,890
Spire, Inc. (Gas Utilities)	1,749	93,047
The AES Corp. (Independent Power and Renewable Electricity Producers)	22,601	409,304
The Southern Co. (Electric Utilities)	35,889	1,945,902
UGI Corp. (Gas Utilities)	7,078	233,432
Vistra Corp. (Independent Power and Renewable Electricity Producers)	16,608	313,227
WEC Energy Group, Inc. (Multi-Utilities)	10,719	1,038,671
Xcel Energy, Inc. (Electric Utilities)	17,852	1,231,967

TOTAL COMMON STOCKS (Cost $16,720,843)		$31,086,286

	Principal Amount	Value
Repurchase Agreements(b) (2.3%)
Repurchase Agreements with various counterparties, rates 0.02%-0.03%, dated 9/30/20, due 10/1/20, total to be received $731,001	$731,000	$731,000
TOTAL REPURCHASE AGREEMENTS (Cost $731,000)		731,000

Collateral for Securities Loaned (0.1%)

	Shares	Value
BlackRock Liquidity Funds FedFund Portfolio - Institutional Shares, 0.12%(c)	9,673	$9,673
Fidelity Investments Money Market Government Portfolio - Class I, 0.11%(c)	58	58
Invesco Government & Agency Portfolio - Institutional Shares, 0.09%(c)	252	252
JPMorgan U.S. Government Money Market Fund - Capital Shares, 0.11%(c)	7,567	7,567
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $17,550)		17,550
TOTAL INVESTMENT SECURITIES (Cost $17,469,393) - 99.1%		31,834,836
Net other assets (liabilities) - 0.9%		300,086

NET ASSETS - 100.0%		$32,134,922

*	Non-income producing security.
(a)	All or part of this security was on loan as of September 30, 2020. The total value of securities on loan as of September 30, 2020 was $16,902.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Rate periodically changes. Rate disclosed is the daily yield on September 30, 2020.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Utilities Index	Goldman Sachs International	10/23/20	0.60%	$1,190,917	$44,101

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of September 30, 2020, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Utilities :: September 30, 2020

ProFund VP Utilities invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Electric Utilities	$18,354,321	57.1%
Gas Utilities	1,184,711	3.7%
Independent Power and Renewable Electricity Producers	977,550	3.0%
Multi-Utilities	9,372,543	29.2%
Water Utilities	1,197,161	3.7%
Other**	1,048,636	3.3%
Total	$32,134,922	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

September 30, 2020 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of September 30, 2020, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

	Canadian Imperial Bank of Canada	Credit Agricole CIB,	HSBC Securities (USA), Inc.,	RBC Capital Markets, LLC,	Societe' Generale,	UMB Bank N.A,
	0.02%	0.02%	0.02%	0.03%	0.03%	0.02%
Fund	dated 9/30/20,	dated 9/30/20,	dated 9/30/20,	dated 9/30/20,	dated 9/30/20,	dated 9/30/20,
Name	due 10/1/20(1)	due 10/1/20(2)	due 10/1/20(3)	due 10/1/20(4)	due 10/1/20(5)	due 10/1/20(6)
ProFund VP Basic Materials	$9,000	$17,000	$9,000	$37,000	$67,000	$10,000
ProFund VP Bear	351,000	651,000	351,000	1,405,000	2,509,000	288,000
ProFund VP Biotechnology	87,000	162,000	87,000	350,000	625,000	73,000
ProFund VP Bull	1,220,000	2,266,000	1,220,000	4,883,000	8,721,000	993,000
ProFund VP Consumer Goods	11,000	22,000	11,000	47,000	84,000	13,000
ProFund VP Consumer Services	49,000	92,000	49,000	198,000	353,000	42,000
ProFund VP Dow 30	21,000	40,000	21,000	89,000	160,000	26,000
ProFund VP Emerging Markets	105,000	196,000	105,000	424,000	759,000	95,000
ProFund VP Europe 30	—	—	—	—	—	1,000
ProFund VP Falling U.S. Dollar	67,000	126,000	67,000	274,000	490,000	63,000
ProFund VP Financials	35,000	65,000	35,000	140,000	250,000	29,000
ProFund VP Health Care	79,000	147,000	79,000	318,000	568,000	68,000
ProFund VP Industrials	10,000	20,000	10,000	43,000	77,000	11,000
ProFund VP International	313,000	580,000	313,000	1,253,000	2,238,000	260,000
ProFund VP Internet	41,000	76,000	41,000	164,000	293,000	34,000
ProFund VP Japan	461,000	857,000	461,000	1,845,000	3,296,000	374,000
ProFund VP Large-Cap Growth	5,000	10,000	5,000	23,000	41,000	8,000
ProFund VP Large-Cap Value	1,000	2,000	1,000	5,000	9,000	4,000
ProFund VP Mid-Cap	424,000	789,000	424,000	1,699,000	3,037,000	350,000
ProFund VP Mid-Cap Growth	1,000	1,000	1,000	4,000	7,000	2,000
ProFund VP Nasdaq-100	3,453,000	6,413,000	3,453,000	13,814,000	24,668,000	2,788,000
ProFund VP Oil & Gas	16,000	30,000	16,000	66,000	118,000	16,000
ProFund VP Precious Metals	2,406,000	4,470,000	2,406,000	9,628,000	17,195,000	1,947,000
ProFund VP Real Estate	6,000	12,000	6,000	27,000	49,000	10,000
ProFund VP Rising Rates Opportunity	260,000	485,000	260,000	1,045,000	1,868,000	218,000
ProFund VP Semiconductor	9,000	18,000	9,000	39,000	70,000	11,000
ProFund VP Short Dow 30	—	1,000	—	4,000	6,000	7,000
ProFund VP Short Emerging Markets	65,000	122,000	65,000	265,000	474,000	60,000
ProFund VP Short International	45,000	85,000	45,000	184,000	328,000	44,000
ProFund VP Short Mid-Cap	2,000	6,000	2,000	14,000	26,000	9,000
ProFund VP Short Nasdaq-100	481,000	894,000	481,000	1,929,000	3,445,000	398,000
ProFund VP Short Small-Cap	95,000	177,000	95,000	382,000	684,000	83,000
ProFund VP Small-Cap	205,000	383,000	205,000	827,000	1,478,000	177,000
ProFund VP Small-Cap Growth	1,000	2,000	1,000	5,000	9,000	3,000
ProFund VP Small-Cap Value	3,000	6,000	3,000	13,000	23,000	5,000
ProFund VP Technology	68,000	126,000	68,000	273,000	488,000	57,000
ProFund VP Telecommunications	11,000	20,000	11,000	45,000	80,000	11,000
ProFund VP U.S. Government Plus	1,333,000	2,477,000	1,333,000	5,337,000	9,532,000	1,082,000
ProFund VP UltraBull	212,000	395,000	212,000	851,000	1,520,000	177,000
ProFund VP UltraMid-Cap	111,000	209,000	111,000	451,000	806,000	99,000
ProFund VP UltraNasdaq-100	4,967,000	9,225,000	4,967,000	19,872,000	35,488,000	4,010,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	48,000	89,000	48,000	194,000	348,000	45,000
ProFund VP UltraSmall-Cap	411,000	766,000	411,000	1,650,000	2,948,000	343,000
ProFund VP Utilities	46,000	85,000	46,000	184,000	330,000	40,000
	$17,544,000	$32,615,000	$17,544,000	$70,300,000	$125,565,000	$14,386,000

2 : : APPENDIX : : September 30, 2020 (unaudited)

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of September 30, 2020 as follows:

(1)	U.S. Treasury Notes, 2.625%, due 12/31/23, total value $17,889,278.
(2)	U.S. Treasury Notes, 2.125%, due 5/15/25, total value $33,312,221.
(3)	U.S. Treasury Separate Trading of Registered Interest and Principal of Securities (STRIPS), effective yield or interest rate in effect at September 30, 2020, 1.273%, due 11/15/38, total value $17,898,325.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 4/15/21, total value $71,711,089.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.50%, due 4/15/24 to 7/15/30, which had an aggregate value of $128,081,865.
(6)	Federal Farm Credit Bank, 2.61% to 2.875%, due 12/21/23 to 2/27/24, Federal Home Loan Bank, 3.25% to 3.375%, due 12/8/23 to 3/8/24, which had an aggregate value of $14,989,583.